As filed with the Securities and Exchange Commission on May 1, 2007


                                File No.333-32531

                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-6

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                    [ ] Pre-Effective Amendment No.

                    [X] Post-Effective Amendment No. 14


                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

                    [X] Amendment No. 11

                        (Check appropriate box or boxes)


                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
                           (Exact Name of Registrant)

                   AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                              (Name of Depositor)

                              One American Square
                          Indianapolis, Indiana 46282
         (Address of Depositor's Principal Executive Office)(Zip Code)

                                 (317)285-1869
              (Depositor's Telephone Number, including Area Code)

                             Thomas M. Zurek, Esq.
                                 General Counsel
                   American United Life Insurance Company(R)
                              One American Square
                          Indianapolis, Indiana 46282
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (Check appropriate Space)



_____     immediately upon filing pursuant to paragraph (b) of Rule 485

  X       on  May 1, 2007     pursuant to paragraph (b) of Rule 485
_____        ----------------

_____     60 days after filing pursuant to paragraph (a)(1) of Rule 485

_____     on (date) pursuant to paragraph (a)(1) of Rule 485

_____ this post-effective amendment designates a new effective date for a previously filed amendment.

                                 PROSPECTUS FOR:


                                    FLEXIBLE PREMIUM ADJUSTABLE

                                    VARIABLE LIFE


                                    MAY 1, 2007


                                 SPONSORED BY:


                                    AMERICAN UNITED LIFE INSURANCE COMPANY(R)

                                    ONE AMERICAN SQUARE

                                    P.O. BOX 7127

                                    INDIANAPOLIS, IN 46206-7127

                                   PROSPECTUS

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST

           FLEXIBLE PREMIUM ADJUSTABLE VARIABLE LIFE INSURANCE POLICY

                    AMERICAN UNITED LIFE INSURANCE COMPANY(R)

        ONE AMERICAN SQUARE, P.O. BOX 7127 INDIANAPOLIS, INDIANA 46206-7127

                          (800) 537-6442 - WWW.AUL.COM


This Prospectus describes a flexible premium adjustable variable life insurance policy (the "Policy") offered by American United Life Insurance Company(R)

("AUL," "we," "us" or "our") subject to approval in individual states. AUL designed the Policy to provide insurance protection on the Insured (or Insureds if you choose the Last Survivor Rider) named in the Policy. The Policy also provides you with the flexibility to vary the amount and timing of premium payments and to change the amount of death benefits payable under the Policy.

This flexibility allows you to provide for your changing insurance needs under a single insurance Policy. You also have the opportunity to allocate Net Premiums and Account Value to one or more Investment Accounts of the AUL American Individual Variable Life Unit Trust (the "Separate Account") and to AUL's

general account (the "Fixed Account"), within limits. This Prospectus generally describes only that portion of the Account Value allocated to the Separate

Account. For a brief summary of the Fixed Account, see "Fixed Account." AUL invests the assets of each Investment Account in a corresponding mutual fund portfolio (each, a "Portfolio"). Each Investment Account invests exclusively in shares of one of the following Mutual Fund Portfolios:




AIM Variable Insurance Funds                                 Neuberger Berman Advisers Management Trust

Alger American Fund                                          Old Mutual Insurance Series Fund

American Century(R) Variable Portfolios, Inc.                OneAmerica Funds, Inc.

Calvert Variable Series, Inc.                                Pioneer Variable Contracts Trust

Dreyfus Investment Portfolios                                T. Rowe Price Equity Series, Inc.

Dreyfus Variable Investment Fund                             T. Rowe Price Fixed Income Series, Inc.

Fidelity(R) Variable Insurance Products Freedom Funds        Timothy Plan(R) Portfolio Variable Series

Fidelity(R) Variable Insurance Products Funds                Vanguard Variable Insurance Fund

Janus Aspen Series



The prospectuses for the Funds describe their respective Portfolios, including the risks of investing in the Portfolios, and provide other information on the

Funds. Not all funds are available with all contracts. The Securities and

Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of the prospectus. Any representation to the contrary is a criminal offense. This prospectus should be accompanied by the current prospectuses for the Fund or Funds being considered. Each of these prospectuses should be read carefully and retained for future reference.

                    THE DATE OF THIS PROSPECTUS IS May 1,2007.

                                TABLE OF CONTENTS




Description                                                       Page


SUMMARY OF THE POLICY ..........................................     3

FEE TABLE ......................................................     4

DEFINITIONS OF TERMS ...........................................     6

DIAGRAM OF CONTRACT ............................................     7

GENERAL INFORMATION ABOUT AUL, THE SEPARATE

ACCOUNT AND THE FUNDS ..........................................     9

  American United Life Insurance Company(R) ....................     9

  Separate Account .............................................     9

  The Funds ....................................................    10

  AIM Variable Insurance Funds .................................    10

  Alger American Fund ..........................................    11

  American Century(R) Variable Portfolios, Inc..................    12

  Calvert Variable Series, Inc. ................................    12

  Dreyfus Investment Portfolios ................................    12

  Dreyfus Variable Investment Fund .............................    12

  Fidelity(R) Variable Insurance Products Freedom Funds             12

  Fidelity(R) Variable Insurance Products Fund .................    13

  Janus Aspen Series ...........................................    14

  Neuberger Berman Advisers Management Trust ...................    14

  Old Mutual Insurance Series Fund .............................    15

  OneAmerica Funds, Inc.........................................    15

  Pioneer Variable Contracts Trust .............................    15

  T. Rowe Price Equity Series, Inc..............................    16

  T. Rowe Price Fixed Income Series, Inc........................    16

  Timothy Plan(R) Portfolio Variable Series ....................    16

  Vanguard Variable Insurance Fund .............................    17

  Voting Rights ................................................    17

PREMIUM PAYMENTS AND ALLOCATIONS ...............................    18

  Applying for a Policy ........................................    18

  Right to Examine Period ......................................    18

  Premiums .....................................................    18

  Premium Payments to Prevent Lapse ............................    19

  Premium Allocations and Crediting ............................    19

  Transfer Privilege ...........................................    20

  Abusive Trading Practices ....................................    20

  Initial Dollar Cost Averaging Program ........................    21

  Ongoing Dollar Cost Averaging Program ........................    21

  Portfolio Rebalancing Program ................................    21

  Portfolio Optimization Program  ..............................    22

FIXED ACCOUNT ..................................................    24

  Summary of the Fixed Account .................................    24

  Minimum Guaranteed and Current Interest Rates ................    24

  Enhanced Averaging Fixed Account .............................    24

  Calculation of the Fixed Account Value .......................    24

  Transfers from the Fixed Account .............................    24

  Payment Deferral .............................................    24

CHARGES AND DEDUCTIONS .........................................    24

  Premium Expense Charges ......................................    24

  Monthly Deduction ............................................    25

  Mortality and Expense Risk Charge ............................    25

  Surrender Charge .............................................    25

  Taxes ........................................................    26

  Special Uses .................................................    26

  Fund Expenses ................................................    26

HOW YOUR ACCOUNT VALUES VARY ...................................    26

  Determining the Account Value ................................    26

  Cash Value and Net Cash Value ................................    27

DEATH BENEFIT AND CHANGES IN FACE AMOUNT........................    27

  Amount of Death Benefit Proceeds..............................    27

  Death Benefit Options.........................................    28

  Initial Face Amount and Death Benefit Option .................    28

  Changes in Death Benefit Option ..............................    28

  Changes in Face Amount........................................    28

  Selecting and Changing the Beneficiary .......................    29

CASH BENEFITS...................................................    29

  Policy Loans .................................................    29

  Surrendering the Policy for Net Cash Value ...................    30

  Partial Surrenders............................................    30

  Settlement Options ...........................................    30

  Specialized Uses of the Policy................................    30

  Life Insurance Retirement Plans ..............................    31

  Risks of Life Insurance Retirement Plans .....................    31

OTHER POLICY BENEFITS AND PROVISIONS ...........................    32

  Limits on Rights to Contest the Policy........................    32

  Changes in the Policy or Benefits.............................    32

  Change of Insured.............................................    32

  Exchange for Paid-Up Policy...................................    32

  When Proceeds Are Paid........................................    32

  Dividends.....................................................    32

  Reports to Policy Owners......................................    32

  Assignment....................................................    33

  Reinstatement ................................................    33

  Rider Benefits................................................    33

TAX CONSIDERATIONS..............................................    34

  Tax Status of the Policy .....................................    34

  Tax Treatment of Policy Benefits .............................    35

  Estate and Generation Skipping Taxes..........................    36

  Life Insurance Purchased for Use in

     Split Dollar Arrangements .................................    37

  Taxation Under Section 403(b) Plans...........................    37

  Non-Individual Ownership of Contracts.........................    37

  Possible Charge for AUL's Taxes ..............................    37

OTHER INFORMATION ABOUT THE POLICIES

AND AUL.........................................................    37

  Policy Termination ...........................................    37

  Resolving Material Conflicts .................................    37

  Addition, Deletion or Substitution of Investments ............    38

  Sale of the Policies..........................................    38

  State Regulation..............................................    38

  Additional Information........................................    38

  Litigation ...................................................    38

  Legal Matters ................................................    38

  Financial Statements..........................................    38

STATEMENT OF ADDITIONAL INFORMATION

TABLE OF CONTENTS...............................................    39

PROSPECTUS EXHIBIT 1 - FORM ADV PART II ........................    39



THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH

SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO PERSON IS AUTHORIZED TO MAKE ANY

REPRESENTATIONS IN CONNECTION WITH THE OFFERING OTHER THAN THOSE CONTAINED IN

THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION, THE PROSPECTUSES OF

THE FUNDS, OR THE STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS.

                              SUMMARY OF THE POLICY


The investor should read the following summary of Prospectus information and diagram of the policy in conjunction with the detailed information appearing elsewhere in this Prospectus. Unless otherwise indicated, the description of the

Policy in this Prospectus assumes that the Policy is in force, that the Last

Survivor Rider is not in force, and that there are no outstanding loans and loan interest.


The Policy is similar in many ways to fixed-benefit life insurance. As with fixed-benefit life insurance, typically the Owner of a Policy pays premium payments for insurance coverage on the Insured. Also, like fixed-benefit life insurance, the Policy provides for accumulation of Net Premiums and a Net Cash

Value that is payable if the Owner surrenders the Policy during the Insured's lifetime. As with fixed-benefit life insurance, the Net Cash Value during the early Policy Years is likely to be lower than the premium payments paid.

However, the Policy differs from fixed-benefit life insurance in several important respects. Unlike fixed-benefit life insurance, the Death Benefit may and the Account Value will increase or decrease to reflect the investment performance of the Investment Accounts to which Account Value is allocated.

Also, there is no guaranteed minimum Net Cash Value. Nonetheless, AUL guarantees to keep the Policy in force during the Guarantee Period shown on the Policy Data

Page of your Policy if, on each Monthiversary, the sum of the premiums paid to date, less any Partial Surrenders, loans and loan interest, equals or exceeds the Required Premium for the Guarantee Period (shown on the Policy Data Page of your Policy) multiplied by the number of Policy Months since the Policy Date.

Otherwise, if the Net Cash Value is insufficient to pay the Monthly Deduction,

the Policy will lapse without value after a grace period. See "Premium Payments to Prevent Lapse." If a Policy lapses while loans are outstanding, adverse tax consequences may result. See "Tax Considerations."


CONTRACT BENEFITS. Cash benefits available under a Contract include loans for up to 90% of the Account Value; partial surrenders, provided there is sufficient

Net Cash Value; the ability to surrender the contract in full at any time for its Net Cash Value less loan interest due on the next Policy Anniversary and any surrender charges.


Death benefits include benefit payable to the beneficiary income tax free,

available as a lump sum or under a variety of settlement options, either equal to the Face Amount, or equal to the Face Amount plus Account Value; flexibility to change the death benefit option and face amount.


CONTRACT RISKS. AUL intends for the Policy to satisfy the definition of a life insurance policy under Section 7702 of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"). Under certain circumstances, the Internal

Revenue Code will treat a Policy as a Modified Endowment. AUL will monitor the

Policies and will attempt to notify you on a timely basis if your Policy ceases to satisfy the federal tax definition of life insurance or becomes a Modified

Endowment. However, we do not undertake to give you such notice or to take corrective action. We reserve the right to refund any premiums that may cause the Policy to become a Modified Endowment. For further discussion of the tax status of a Policy and the tax consequences of being treated as a life insurance contract or a Modified Endowment, see "Tax Considerations."


Insufficient premium payments, poor investment performance, withdrawals, and unpaid loans or loan interest may cause your policy to lapse, endangering insurance coverage. There is no guarantee that your policy will not lapse even if you pay your planned premium. You should review your coverage with your registered representative on a regular basis.


Withdrawal charges on full surrenders may inhibit your ability to access your cash value. Furthermore, making a withdrawal or taking a loan may change your policy's face amount and/or death benefit, reducing the death benefit proceeds payable to your beneficiary.  Withdrawals and loans may make your policy more susceptible to lapse.


PORTFOLIO COMPANY RISKS. Each Investment Option invests in a corresponding mutual fund portfolio. The value of each portfolio fluctuates with the value of the investments that it holds. Returns are not guaranteed. You bear the investment risk of any Investment Option that you choose. A comprehensive discussion of the risks of each mutual fund portfolio may be found in the mutual fund's prospectus.


PURPOSE OF THE POLICY. AUL designed the Policy to provide long-term insurance benefits; and, it may also provide long-term accumulation of Cash Value. You should evaluate the Policy in conjunction with other insurance policies that you own, as well as the need for insurance and the Policy's long-term potential for growth. It may not be advantageous to replace existing insurance coverage with this Policy.


RIGHT TO EXAMINE POLICY AND POLICY EXCHANGE. For a limited time, you have the right to cancel your Policy and receive a refund. See "Right to Examine Policy."

AUL generally allocates Net Premiums to the Fixed Account and Investment Accounts on the later of the day the "right to examine" period expires, or the date we receive the premium at our Home Office. See "Premium Allocations and

Crediting."


You may exchange the Policy for a paid-up whole life policy with a level face amount, not greater than the Policy's Face Amount, that can be purchased by the

Policy's Net Cash Value. See "Exchange for Paid-Up Policy."


PORTFOLIO OPTIMIZATION PROGRAM. Portfolio Optimization is the diversification among asset classes to help reduce volatility over the long-term. If you select a Portfolio Optimization model, your initial Purchase Payment will be allocated to the investment options according to the model you select. Subsequent Purchase

Payments will also be allocated accordingly. The Program automatically rebalances your Contract annually, to maintain the asset allocation given in your Portfolio Optimization model (which may be updated annually; see below).


Generally on an annual basis all the Portfolio Optimization models are evaluated. Each model may change and investment options may be added to or deleted from a model as a result of the annual analysis. After the annual analysis, we will automatically update your model to the new version. This means your allocations, and potentially the underlying investment options, will automatically change and your account value will be automatically rebalanced among the investment options in your model each year.


The Portfolio Optimization Program must be chosen if you elect certain riders.

If you elect one of these riders and later terminate the Portfolio Optimization

Program, the rider will automatically terminate.


OWNER INQUIRIES. If you have any questions, you may write or call our Home

Office.

                                    FEE TABLE


The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender the Policy, or transfer cash value between investment options.




                                                      TRANSACTION FEES

---------------------------------------------------------------------------------------------------------------------------

CHARGE                            WHEN CHARGE IS DEDUCTED               AMOUNT DEDUCTED

---------------------------------------------------------------------------------------------------------------------------


Maximum Surrender Charge          Upon Full Surrender                   Maximum of 100% of base coverage target premium (1)


Premium Taxes (2)                 Upon receipt of premium               Maximum of 2.5% of premium


Sales Charge                      Upon receipt of premium               Prior to 5/1/2000: Maximum of 3.5% of premium

                                                                        After 5/1/2000: Maximum of 2.5% of premium


Transfer Fees                     Upon transfer of accumulated          Maximum $25.00 per transfer in

                                  value between investment              excess of 12 in a policy year (3)

                                  Options



(1)  100% of base coverage target premium is a maximum of $50.00 per $1,000 of face amount.


(2)  We do not expect to change the premium tax charge unless the rates we pay change or a change in law requires us to do so.


(3)  There is no charge currently imposed on transfers.


The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including mutual fund company fees and expenses.




                          PERIODIC CHARGES OTHER THAN MUTUAL FUND COMPANY OPERATING EXPENSES

---------------------------------------------------------------------------------------------------------------------

CHARGE                                     WHEN CHARGE IS DEDUCTED          AMOUNT DEDUCTED

---------------------------------------------------------------------------------------------------------------------


Cost of Insurance (COI) (1)(2)(7)          Monthly beginning on             $0.01 - $83.33 per 1,000 of

                                           contract date                    net amount at risk


Representative COI (3)                     Monthly beginning on             $0.11 per 1,000 of

                                           contract date                    net amount at risk


Monthly Administrative Charge (4)          Monthly beginning on             $17.50 year 1

                                           contract date                    $10.00 year 2 and thereafter

                                                                            For contracts issued prior to May 1, 2000:

                                                                            $30.00 year 1

                                                                            $10.00 year 2 and thereafter

Mortality and Expense                      Monthly beginning on             0.75% years 1-10

Risk Charge (4)                            contract date                    0.25% year 11 and thereafter


Loan Interest (4)                          Monthly beginning on             6% annual percentage rate

                                           loan date

Optional Benefits (5)


Waiver of Monthly Deduction                Monthly beginning on             19.48% of all contract charges

Disability (WMDD) (7)                      contract date                    based on insured's attained age

Representative WMDD (3)                    Monthly beginning on             7.04%

                                           contract date


Last Survivor Rider (6)                    No Charge


Portfolio Optimization                     No Charge


Accounting Benefit Rider                   No Charge



(1)  Cost of insurance varies based on a number variables and therefore will vary between Policies, and may vary from Monthiversary to Monthiversary.

     These rates are based on the Attained Age and underwriting class of the

     Insured. They are also based on the sex of the Insured, except that unisex rates are used where appropriate under applicable law, including in the state of Montana, and in Policies purchased by employers and employee organizations in connection with employment-related insurance or benefit programs. The cost of insurance rate generally increases with the Attained

     Age of the Insured.


(2) When the younger person insured by the policy reaches age 100, this charge is reduced to zero.


(3)  The representative charges are that of a male, age 35, preferred non-tobacco, policy year 1.


(4)  The charge does not vary based on an individual's characteristics.


(5)  Subject to state availability.


(6)  This rider has no specific charge, but it modifies the cost of insurance charge to reflect the mortality of the two insureds under the contract.


(7) The charge varies based on an individual's characteristics. Consult your Policy for details regarding the actual charges you will pay.



                 PERIODIC CHARGES OTHER THAN MUTUAL FUND COMPANY OPERATING EXPENSES

---------------------------------------------------------------------------------------------------

CHARGE                                WHEN CHARGE IS DEDUCTED        AMOUNT DEDUCTED

---------------------------------------------------------------------------------------------------

Guaranteed Insurability               Monthly beginning on           $0 - $0.19 per 1,000 of chosen

Option (GIO) (7)                      contract date                  increase in face amount


Representative GIO (3)                Monthly beginning on           $0.17 per 1,000 of chosen

                                      contract date                  increase in face amount


Children's Insurance Benefit          Monthly beginning on           $0.83 per unit of coverage

Rider (CIBR) (4)                      contract date


Representative CIBR   (3)             Monthly beginning on           $0.83 per unit of coverage

                                      contract date

Other Insured Term Rider              Monthly beginning on           $0.01 - $83.33 per 1,000 of

(OIR) (7)                             contract date                  rider face amount


Representative OIR (3)                Monthly beginning on           $0.12 per 1,000 of

                                      contract date                  rider face amount


Same Insured Rider (SIR)(7)           Monthly beginning on           $0.01 - $83.33 per 1,000 of

                                      contract date                  rider face amount


Representative SIR (3)                Monthly beginning on           $0.12 per 1,000 of

                                      contract date                  rider face amount


Waiver of Premium Disability          Monthly beginning on           $0.01 - $6.55 per 100 of

Benefit Rider WPD   (7)               contract date                  monthly chosen benefit


Representative WPD    (3)             Monthly beginning on           $2.78 per 100 of

                                      contract date                  monthly chosen benefit


Automatic Increase Rider              No Charge


Guaranteed Death                      No Charge

Benefit Rider


Accelerated Death                     No Charge

Benefit Rider



(3)  The representative charges are that of a male, age 35, preferred non-

     tobacco.


(4)  The charge does not vary based on an individual's characteristics.


(7)  The charge varies based on an individual's characteristics. Consult your

     Policy for details regarding the actual charges you will pay.


The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time that you own the Contract. More detail concerning each mutual fund company's fees and expenses is contained in the prospectus for each mutual fund.




TOTAL ANNUAL MUTUAL FUND COMPANY OPERATING EXPENSES          MINIMUM     MAXIMUM

--------------------------------------------------------------------------------


(expenses that are deducted from Mutual Fund assets,

including management fees, distribution and/or

service (12b-1) fees, and other expenses)                    0.16%       1.40%

--------------------------------------------------------------------------------


                              DEFINITIONS OF TERMS


ACCOUNT VALUE - The Account Value is the sum of the balances in the Variable

Account, the Fixed Account(s), and the Loan Account.


AGE - Issue Age means the Insured's age as of the Contract Date. Attained Age

means the Issue Age increased by one for each complete Policy Year.


BUSINESS DAY - A day on which AUL's Home Office is customarily open for business. Traditionally, in addition to federal holidays, AUL is not open for business on the day after Thanksgiving, but AUL may not be open for business on other days.


CASH VALUE - The Cash Value is the Account Value less the Surrender Charge.


CONTRACT DATE - The date from which Monthiversaries, Policy Years, and Policy

Anniversaries are measured. Suicide and incontestability periods are also measured from the Contract Date.


DEATH BENEFIT AND DEATH BENEFIT PROCEEDS - This Policy has two death benefit options. The Death Benefit Proceeds are the Death Benefit less any outstanding loan and loan interest, plus any benefits provided by rider.


FACE AMOUNT - The Face Amount shown on the Policy Data Page of the Policy, or as subsequently changed.


FIXED ACCOUNT - An account which is part of our general account, and is not part of or dependent on the investment performance of the Variable Account.


GENERAL ACCOUNT - All assets of AUL other than those allocated to the Variable

Account or to any other separate account of AUL.


GUARANTEE PERIOD - The period shown on the Policy Data Page during which the

Policy will remain in force if cumulative premiums less any outstanding loan and loan interest and Partial Surrenders equal or exceed the Required Premium for the Guarantee Period. The Guarantee Period terminates on any Monthiversary that this test fails.


HOME OFFICE - The Variable Products Service office at AUL's principal business office, One American Square, P.O. Box 7127, Indianapolis, Indiana 46206-7127,

(800) 537-6442. www.aul.com.


INSURED - The insured named on the Policy Data Page of the Policy. The Insured may or may not be the Owner. An available rider provides for coverage on the lives of two Insureds.


INVESTMENT ACCOUNTS/INVESTMENT OPTIONS - One or more of the subdivisions of the

Separate Account. Each Investment Account is invested in a corresponding Portfolio of a particular mutual fund.


ISSUE DATE - The date the Policy is issued.


LOAN ACCOUNT - A portion of the Account Value which is collateral for loan amounts.


MINIMUM INSURANCE PERCENTAGE - The minimum percentage of insurance required to qualify the Policy as life insurance under the Internal Revenue Code. A table of these amounts is on the Policy Data Page of your Policy.


MODIFIED ENDOWMENT - A classification of policies determined under the Internal

Revenue Code to be modified endowment contracts which affects the tax status of distributions from the Policy.


MONTHIVERSARY - The same date of each month as the Contract Date. If a

Monthiversary falls on a day which is not a Valuation Date, the processing of the Monthiversary will be the next Valuation Date.


NET CASH VALUE - Cash Value less outstanding loans and loan interest.


NET PREMIUM - The total premium paid reduced by premium expense charges.

OWNER - The owner named in the application for a Policy, unless changed.

PARTIAL SURRENDER - A withdrawal of a portion of the Account Value.


POLICY ANNIVERSARY - The same date each year as the Contract Date.


POLICY DATA PAGE - The Policy Data Page in your Policy, or the supplemental

Policy Data Page most recently sent to you by us.


POLICY YEAR - One year from the Contract Date and from each Policy Anniversary.


PORTFOLIO - A separate investment fund in which the Separate Account invests.


PROPER NOTICE - Notice that is received at our Home Office in a form acceptable to us.


REQUIRED PREMIUM FOR THE GUARANTEE PERIOD - The amount that must be paid on a cumulative basis to keep this Policy in force during the Guarantee Period.


RISK AMOUNT - The Death Benefit discounted at a guaranteed interest rate of 3%

for one month, less the Account Value; in other words, the Death Benefit divided by 1.00246627 less the account value.


SEPARATE ACCOUNT - AUL American Individual Variable Life Unit Trust. The Separate Account is segregated into several Investment Accounts each of which invests in a corresponding mutual fund portfolio.


VALUATION DATE - Each date on which the Investment Accounts are valued, which currently includes each Business Day that is also a day on which the New York

Stock Exchange is open for trading.


VALUATION PERIOD - A Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.


VARIABLE ACCOUNT - The Separate Account.


VARIABLE ACCOUNT VALUE - The Account Value of this Contract that is invested in one or more Investment Accounts.


WE - "We", "us" or "our" means AUL.


YOU - "You" or "your" means the Owner of this Policy.

                               DIAGRAM OF CONTRACT


The diagram on the following pages summarizes the most important features of the

Policy, such as charges, cash surrender benefits, Death Benefits, and calculation of Cash Value.


--------------------------------------------------------------------------------

                                PREMIUM PAYMENTS

--------------------------------------------------------------------------------


  o  You select a payment plan but are not required to pay premium payments according to the plan. You can vary the amount and frequency.


  o  The Policy's minimum initial premium payment depends on the Insured's age,

     sex and risk class, Initial Face Amount selected, any supplemental and/or rider benefits, and any planned periodic premiums.


  o  Unplanned premium payments may be made, within limits.


  o  Extra premium payments may be necessary to prevent lapse.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                DEDUCTIONS FROM PREMIUM PAYMENTS

--------------------------------------------------------------------------------


  o  For state and local premium taxes (2.5% of premium payments).


  o  For contracts issued prior to May 1, 2000: For sales charges (3.5% of each premium paid during the first ten Policy years; 1.5% of each premium paid thereafter).


  o  For contracts issued after May 1, 2000: For sales charges (2.5% of each premium paid).

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                      NET PREMIUM PAYMENTS

--------------------------------------------------------------------------------


  o  You direct the allocation of Net Premium payments among the Investment

     Accounts of the Separate Account and the Fixed Account (effective May 1,

     1999, the American Century(R) VP Capital Appreciation Portfolio is not

     available for new money deposits or transfers; effective May 1, 2004 the T.

     Rowe Price Mid-Cap Growth Portfolio is not available for new contracts).

     (See rules and limits on Net Premium payment allocations.)


  o  Each Investment Account invests in a corresponding portfolio of a mutual fund:




MUTUAL FUND                                             INVESTMENT ACCOUNT AND CORRESPONDING MUTUAL FUND PORTFOLIO

-----------                                             ----------------------------------------------------------


AIM Variable Insurance Funds                            AIM V.I. Dynamics Fund

                                                        AIM V.I. Financial Services Fund

                                                        AIM V.I. Global Health Care Fund

                                                        AIM V.I. Global Real Estate Fund

                                                        AIM V.I. High Yield Fund

                                                        AIM V.I. Utilities Fund


Alger American Fund                                     Alger American Growth Portfolio

                                                        Alger American Small Capitalization Portfolio


American Century(R) Variable Portfolios, Inc.           American Century(R) VP Capital Appreciation Portfolio

                                                        American Century(R) VP Income & Growth Portfolio

                                                        American Century(R) VP International Portfolio

                                                        American Century(R) VP Ultra(R)

                                                        American Century(R) VP Vista(SM)


Calvert Variable Series, Inc.                           Calvert Social Mid Cap Growth Portfolio


Dreyfus Investment Portfolios                           Dreyfus DIP Technology Growth Portfolio


Dreyfus Variable Investment Fund                        Dreyfus VIF Appreciation Portfolio


Fidelity(R) Variable Insurance Products Freedom Funds   Fidelity(R) VIP Freedom Income Portfolio

                                                        Fidelity(R) VIP Freedom 2005 Portfolio

                                                        Fidelity(R) VIP Freedom 2010 Portfolio

                                                        Fidelity(R) VIP Freedom 2015 Portfolio

                                                        Fidelity(R) VIP Freedom 2020 Portfolio

                                                        Fidelity(R) VIP Freedom 2025 Portfolio

                                                        Fidelity(R) VIP Freedom 2030 Portfolio


Fidelity(R) Variable Insurance Products Fund            Fidelity(R) VIP Asset Manager(SM) Portfolio

                                                        Fidelity(R) VIP Contrafund(R) Portfolio

                                                        Fidelity(R) VIP Equity-Income Portfolio

                                                        Fidelity(R) VIP Growth Portfolio

                                                        Fidelity(R) VIP High Income Portfolio

                                                        Fidelity(R) VIP Index 500 Portfolio


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


  o  Each Investment Account invests in a corresponding portfolio of a mutual fund: (continued)




MUTUAL FUND                                             PORTFOLIO

-----------                                             ---------


                                                        Fidelity(R) VIP Money Market Portfolio

                                                        Fidelity(R) VIP Overseas Portfolio


Janus Aspen Series                                      Janus Aspen Series Flexible Bond Portfolio

                                                        Janus Aspen Series Worldwide Growth Portfolio


Neuberger Berman Advisers Management Trust              NB AMT Fasciano Portfolio

                                                        NB AMT Limited Maturity Bond Portfolio

                                                        NB AMT Regency Portfolio


Old Mutual Insurance Series Fund                        Old Mutual Columbus Circle Technology &

                                                           Communications Portfolio

                                                        Old Mutual Growth II Portfolio

                                                        Old Mutual Mid-Cap Portfolio

                                                        Old Mutual Small Cap Portfolio


OneAmerica Funds, Inc.                                  OneAmerica Asset Director Portfolio

                                                        OneAmerica Investment Grade Bond Portfolio

                                                        OneAmerica Money Market Portfolio

                                                        OneAmerica Value Portfolio


Pioneer Variable Contracts Trust                        Pioneer Fund VCT Portfolio

                                                        Pioneer Growth Opportunities VCT Portfolio


T. Rowe Price Equity Series, Inc.                       T. Rowe Price Blue Chip Growth Portfolio

                                                        T. Rowe Price Equity Income Portfolio

                                                        T. Rowe Price Mid-Cap Growth Portfolio


T. Rowe Price Fixed Income Series, Inc.                 T. Rowe Price Limited-Term Bond Portfolio


Timothy Plan(R) Portfolio Variable Series               Timothy Plan(R) Conservative Growth Variable

                                                        Timothy Plan(R) Strategic Growth Variable


Vanguard Variable Insurance Fund                        Vanguard VIF Mid-Cap Index Portfolio

                                                        Vanguard VIF Small Company Growth Portfolio

                                                        Vanguard VIF Total Bond Market Index Portfolio


--------------------------------------------------------------------------------


  o  Not all funds are available with all contracts.


AUL credits interest on amounts allocated to the Fixed Account at a minimum guaranteed rate of 3%. (See rules and limits on transfers from the Fixed Account allocations).


--------------------------------------------------------------------------------

                                 DEDUCTIONS

--------------------------------------------------------------------------------


                        FROM MUTUAL FUND PORTFOLIOS


  o  The Investment Advisors of the underlying mutual fund portfolios deduct

     Management or Advisory fees and other operating expenses from the assets of each of the individual mutual fund portfolios. These fees and expenses range from 0.16% to 1.40% of the portfolios' net assets. These fees are not deducted under the contract. They are reflected in the portfolios' net asset values.


                             FROM ACCOUNT VALUE


  o  For contracts issued prior to May 1, 2000: Monthly deduction for cost of insurance, administration fees and charges for any supplemental and/or rider benefits. Administration fees are currently $30.00 per month for the first Policy Year and $5.00 per month thereafter.


  o  For contracts issued after May 1, 2000: Monthly deduction for cost of insurance, administration fees and charges for any supplemental and/or rider benefits. Administration fees are currently $17.50 per month for the first Policy Year and $6.00 per month thereafter.


                          FROM INVESTMENT ACCOUNTS


  o  Monthly charge at a guaranteed annual rate of 0.75% from the Variable

     Account Value during the first 10 Policy Years and 0.25% thereafter. This charge is not deducted from the Fixed Account value.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                  ACCOUNT VALUE

--------------------------------------------------------------------------------


  o  Account Value is equal to Net Premiums, as adjusted each Valuation Date to reflect Investment Account investment experience, interest credited on

     Fixed Account value, charges deducted and other Policy transactions (such as transfers, loans and surrenders).


  o  Varies from day to day. There is no minimum guaranteed Account Value. The

     Policy may lapse if the Net Cash Value is insufficient to cover a Monthly

     Deduction due.


  o  Can be transferred among the Investment Account and Fixed Account. A transfer fee of $25.00 may apply if more than 12 transfers are made in a

     Policy Year.


  o  Is the starting point for calculating certain values under a Policy, such as the Cash Value, Net Cash Value and the Death Benefit used to determine

     Death Benefit Proceeds.


--------------------------------------------------------------------------------

                                  CASH BENEFITS

--------------------------------------------------------------------------------


  o  Loans may be taken for amounts up to 90% of the Account Value, less loan interest due on the next Policy Anniversary and any surrender charges.


  o  Partial Surrenders generally can be made provided there is sufficient remaining Net Cash Value.


  o  The policy may be surrendered in full at any time for its Net Cash Value. A surrender charge will apply during the first fifteen Policy Years.


  o  Settlement options are available.


  o Loans, Partial Surrenders, and Full Surrenders may have adverse tax consequences.


--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                                 DEATH BENEFITS

--------------------------------------------------------------------------------

  o  May be Income Tax free to beneficiary.


  o  Available as lump sum or under variety of settlement options.


  o  For all policies, the minimum Face Amount of $50,000.


  o  Two death benefit options available:

     Option 1, equal to the Face Amount, and

     Option 2, equal to the Face Amount plus Account

     Value.


  o  Flexibility to change the death benefit option and Face Amount.


  o  Any outstanding loan and loan interest is deducted from the amount payable.


  o  Supplemental and/or rider benefits may be available.


--------------------------------------------------------------------------------


        GENERAL INFORMATION ABOUT AUL, THE SEPARATE ACCOUNT AND THE FUNDS


AMERICAN UNITED LIFE INSURANCE COMPANY(R)


American United Life Insurance Company(R)("AUL") has its principal offices at

One American Square, Indianapolis, Indiana, 46282. AUL is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government, and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding

Company ("MHC").


After conversion, the insurance company issued voting stock to a newly-formed stock holding company, OneAmerica Financial Partners, Inc. (the "Stock Holding

Company"). The Stock Holding Company may, at some future time, offer shares of its stock publicly or privately; however, the MHC must always hold at least 51%

of the voting stock of the Stock Holding Company, which in turn owns 100% of the voting stock of AUL. No plans have been formulated to issue any shares of capital stock of the Stock Holding Company at this time. The Stock Holding

Company issued $200 million aggregate principal amount of its 7% senior notes due 2033 in 2003.


AUL conducts a conventional life insurance and annuity business. At December 31,

2006, the OneAmerica Financial Partners, Inc.  enterprise, in which AUL is a partner, had assets of $18,491.3 million and had equity of $1,222.7 million.


The principal underwriter for the Contracts is OneAmerica Securities, Inc., a

wholly owned subsidiary of AUL. OneAmerica Securities, Inc. is registered as a broker-dealer with the SEC.


SEPARATE ACCOUNT


The Separate Account was established as a segregated investment account under

Indiana law on July 10, 1997. It is used to support the Policies and may be used to support other variable life insurance contracts, and for other purposes permitted by law. The Separate Account is registered with the Securities and

Exchange Commission ("SEC") as a unit investment trust under the Investment

Company Act of 1940 (the "1940 Act"). AUL has established other segregated investment accounts, some of which also are registered with the SEC.

The Separate Account is divided into Investment Accounts. The Investment Accounts available under the Policies invest in shares of Portfolios of the

Funds. The Separate Account may include other Investment Accounts that are not available under the Policies and are not otherwise discussed in this Prospectus.

The assets in the Separate Account are owned by AUL.


Income, gains and losses, realized or unrealized, of an Investment Account are credited to or charged against the Investment Account without regard to any other income, gains or losses of AUL. Applicable insurance law provides that assets equal to the reserves and other contract liabilities of the Separate

Account are not chargeable with liabilities arising out of any other business of

AUL. AUL is obligated to pay all benefits provided under the Policies.


THE FUNDS


Each Fund is registered with the SEC as a diversified, open-end management investment company under the 1940 Act, although the SEC does not supervise their management or investment practices and policies. Each of the Funds comprises one or more of the Portfolios and other series that may not be available under the

Policies. The investment objectives of each of the Portfolios is described below.


AIM VARIABLE INSURANCE FUNDS

(INVESTMENT ADVISOR - A I M ADVISOR, INC.; SUB-ADVISOR FOR

INVESCO PORTFOLIOS INVESCO INSTITUTIONAL (N.A.), INC.)


AIM V.I. DYNAMICS FUND. Seeking long-term capital growth. The Fund normally invests at least 65% of its net assets in common stocks of mid-sized companies.

The Fund considers a company to be a mid-sized company if it has market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Mid Cap(R) Index. The fund may invest up to 25% of its assets in securities of non-U.S. issuers.

Securities of Canadian issuers and American Depository Receipts are not subject to the 25% limitation. The fund also has the flexibility to invest in other types of securities including preferred stocks, convertible securities and bonds.


AIM V.I. FINANCIAL SERVICES FUND. Seeking capital growth. The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies involved in the financial services sector. These companies include, but are not limited to, banks (regional and money centers), insurance companies (life, property and casualty, and multi-

line), investment and miscellaneous industries (asset managers, brokerage firms,

and government-sponsored agencies), and suppliers to financial services companies. The Fund may invest up to 25% of its assets in securities of non-U.S.

issuers that present risk not associated with investing solely in the United

States. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.


AIM V.I. GLOBAL HEALTH CARE FUND. Seeking capital growth. The Fund invests,

normally, at least 80% of its net assets in the securities of health care industry companies. These companies include, but are not limited to, medical equipment or supplies, pharmaceuticals, biotechnology, and health care providers and service companies. The Fund may invest up to 20% of its total assets in companies located in developing countries, i.e., those countries that are in the initial stages of their industrial cycles.


AIM V.I. GLOBAL REAL ESTATE FUND. Seeks to achieve high total return through growth of capital and current income. The fund invests, normally, at least 80%

of its assets in securities of real estate and real estate related companies.

The fund may invest in equity, debt or convertible securities of companies unrelated to the real estate industry that are believed to be undervalued and have potential for growth of capital. The fund will normally invest in the securities of companies located in at least three different countries, including the United States, and may invest a significant portion of its assets in the securities of U.S. issuers. The fund may invest up to 20% of its total assets in companies located in developing countries, i.e. those countries that are in the initial stages of their industrial cycles.


AIM V.I. HIGH YIELD FUND. Seeks to achieve a high level of current income. The fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in non-investment grade debt securities, ie.

"junk" bonds. Investments may include investments in synthetic instruments with similar economic characteristics and may include futures and options. The Fund will invest principally in junk bonds rated B or above by Moody's Investors

Services, Inc. or BB or lower by Standard & Poor's Ratings. The Fund may also invest in preferred stock and up to 25% of its total assets in foreign securities.


AIM V.I. UTILITIES FUND. Seeking capital growth and current income. The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies engaged in utilities-related industries.

These include, but are not limited to, companies that produce, generate, transmit, or distribute natural gas or electricity, as well as companies that provide telecommunications services including local, long distance, and wireless. The Fund may invest up to 25% of its assets in securities of non-U.S.

issuers that present risk not associated with investing solely in the United

States. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.


FOR ADDITIONAL INFORMATION CONCERNING AIM VARIABLE INSURANCE FUNDS AND ITS

PORTFOLIOS, PLEASE SEE THE AIM VARIABLE INSURANCE FUNDS PROSPECTUS, WHICH SHOULD

BE READ CAREFULLY BEFORE INVESTING.


ALGER AMERICAN FUND

(INVESTMENT ADVISOR - FRED ALGER MANAGEMENT, INC.)


ALGER AMERICAN GROWTH PORTFOLIO. Seeks long-term capital appreciation. The

Portfolio focuses on growing companies that generally have broad product lines,

markets, financial resources and debt management. Under normal circumstances,

the Portfolio invests primarily in the equity securities of companies that have a market capitalization of $1 billion or greater.


ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO. Seeks long-term capital appreciation. The Portfolio focuses on small, fast-growing companies that offer innovative products, services or
technologies to a rapidly-expanding marketplace. Under normal circumstances, the

Portfolio invests at least 80% of its net assets in the equity securities of companies that, at the time of purchase of securities, have a total market capitalization within the range of the companies included in the Russell 2000

Growth Index or the S&P Small Cap 600 Index, updated quarterly. Both indexes are broad indexes of small capitalization stocks.


FOR ADDITIONAL INFORMATION CONCERNING THE ALGER AMERICAN FUND AND ITS

PORTFOLIOS, PLEASE SEE THE ALGER AMERICAN FUND PROSPECTUS, WHICH SHOULD BE READ

CAREFULLY BEFORE INVESTING.


AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC. (INVESTMENT ADVISOR - AMERICAN

CENTURY(R) INVESTMENT MANAGEMENT, INC.)


AMERICAN CENTURY(R) VP CAPITAL APPRECIATION PORTFOLIO. Seeking long-term capital growth. The American Century(R) VP Capital Appreciation Fund invests primarily in growth companies that the Fund's investment management believes are growing at an accelerated rate and have a record of at least three years of operation.

Risk is spread across a variety of companies and industries. The Fund invests in common stocks (including securities convertible into common stocks and other equity equivalents). The Fund may invest in cash and cash equivalents temporarily or when it is unable to find securities meeting its criteria of selection.


NOTE: The American Century(R) VP Capital Appreciation Portfolio is no longer available as an investment option for new contracts, or for deposits and transfers on existing contracts.


AMERICAN CENTURY(R) VP INCOME & GROWTH PORTFOLIO. Seeking capital growth by investing in common stocks. Income is a secondary objective. This Fund employs a quantitative management approach with the goal of producing a total return that exceeds its benchmark, the S&P 500(R). The Fund invests mainly in large-company stocks, such as those in the S&P 500(R). The Fund invests mainly in the 1,500 largest publicly traded companies in the United States. The management team strives to outperform the S&P 500(R) over time while matching the risk characteristics of the index. Under normal market conditions, the Fund strives to remain essentially fully invested in stocks at all times. The Fund is typically diversified across a variety of industries and sectors. Individuals cannot invest directly in any index.


AMERICAN CENTURY(R) VP INTERNATIONAL PORTFOLIO. Seeking capital growth. This

Fund invests in common stocks of foreign companies that are considered by management to have better-than-average prospects for appreciation. The Fund invests primarily in securities of at least three issuers located in developed markets (excluding the United States). Although the primary investment of the

Fund will be common stocks, the Fund may also invest its assets in varying amounts in other types of securities consistent with the accomplishment of the

Fund's objectives. The Fund may make foreign investments either directly in foreign securities or indirectly by purchasing depositary receipts for foreign securities. International investing involves special risks such as political instability and currency fluctuations.


AMERICAN CENTURY(R) VP ULTRA. Seeking long-term capital growth. This Fund is a growth fund that focuses primarily on larger companies with rapidly accelerating earnings that can maintain their growth. The Fund follows a fully invested strategy. Although the Fund invests primarily in U.S. stocks, it may invest in foreign securities.


AMERICAN CENTURY(R) VP VISTA(SM). Seeking Long-Term Growth. The Fund invests mainly in U.S. mid-sized growth companies that exhibit sustainable, accelerating earnings and revenues. The Fund strives to remain fully-invested in order to maximize upside potential.


FOR ADDITIONAL INFORMATION CONCERNING AMERICAN CENTURY(R) VARIABLE PORTFOLIOS,

INC. AND ITS PORTFOLIOS, PLEASE SEE THE AMERICAN CENTURY(R) VARIABLE

PORTFOLIOS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


CALVERT VARIABLE SERIES, INC. (INVESTMENT ADVISOR - CALVERT ASSET MANAGEMENT

CORPORATION)


CALVERT SOCIAL MID CAP GROWTH PORTFOLIO. The Calvert Social Mid Cap Growth

Portfolio seeks long-term capital appreciation by investing primarily in a non-diversified portfolio of the equity securities of mid-sized companies that are undervalued but demonstrate a potential for growth. Investments may also include, but are not limited to, foreign securities, debt securities and derivatives. The Portfolio invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort.


FOR ADDITIONAL INFORMATION CONCERNING CALVERT VARIABLE SERIES, INC. AND ITS

PORTFOLIO, PLEASE SEE THE CALVERT VARIABLE SERIES, INC. PROSPECTUS, WHICH SHOULD

BE READ CAREFULLY BEFORE INVESTING.


DREYFUS INVESTMENT PORTFOLIOS (INVESTMENT ADVISOR - DREYFUS INVESTMENTS, A

DIVISION OF DREYFUS SERVICE CORPORATION DREYFUS INVESTMENT PORTFOLIOS)


DREYFUS DIP TECHNOLOGY GROWTH PORTFOLIO. The portfolio seeks capital appreciation. To pursue this goal, the portfolio normally invests at least 80%

of its assets in the stocks of growth companies of any size that Dreyfus believes to be leading producers or beneficiaries of technological innovation.

Up to 25% of the portfolio's assets may be invested in foreign securities. The portfolio's stock investments may include common stocks, preferred stocks and convertible securities. In choosing stocks, the portfolio looks for technology companies with the potential for strong earnings or revenue growth rates,

although some of the portfolio's investments may currently be experiencing losses. The portfolio focuses on the technology sectors that are expected to outperform on a relative scale. The more attractive sectors are overweighted.

Among the sectors evaluated are those that develop, produce or distribute products or services in the computer, semiconductor, electronics,

communications, health care, biotechnology, medical services, computer software and hardware, electronic components and systems, network and cable broadcasting, telecommunications, defense and aerospace, and environmental sectors. The portfolio typically sells a stock when the manager believes there is a more attractive alternative, the stock's valuation is excessive or there are deteriorating fundamentals, such as a loss of competitive advantage, a failure in management execution or deteriorating capital structure. The portfolio also may sell stocks when the manager's evaluation of a sector has changed. Although the portfolio looks for companies with the potential for strong earnings growth rates, some of the portfolio's investments may currently be experiencing losses.

Moreover, the portfolio may invest in small-, mid- and large-cap securities in all available trading markets, including initial public offerings ("IPOs") and the aftermarket. The portfolio may, but is not required to, use derivatives,

such as futures and options, as a substitute for taking a position in an underlying asset, to increase returns, or as part of a hedging strategy. The portfolio also may engage in short-selling, typically for hedging purposes, such as to limit exposure to a possible market decline in the value of its portfolio securities.


FOR ADDITIONAL INFORMATION CONCERNING THE DREYFUS INVESTMENT PORTFOLIOS, PLEASE

SEE THE DREYFUS INVESTMENT PORTFOLIO PROSPECTUS, WHICH SHOULD BE READ CAREFULLY

BEFORE INVESTING.


DREYFUS VARIABLE INVESTMENT FUND

(INVESTMENT ADVISOR - THE DREYFUS CORPORATION FAYEZ SAROFIM & CO., SUB - ADVISER

DREYFUS VARIABLE INVESTMENT FUND)


DREYFUS VIF APPRECIATION PORTFOLIO. The portfolio seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income. To pursue these goals, the portfolio normally invests at least 80% of its assets in common stocks. The portfolio focuses on "blue chip" companies with total market capitalizations of more than $5 billion at the time of purchase,

including multinational companies. These established companies have demonstrated sustained patterns of profitability, strong balance sheets, an expanding global presence and the potential to achieve predictable, above-average earnings growth. In choosing stocks, the portfolio first identifies economic sectors it believes will expand over the next three to five years or longer. Using fundamental analysis, the portfolio then seeks companies within these sectors that have proven track records and dominant positions in their industries. The portfolio also may invest in companies which it considers undervalued in terms of earnings, assets or growth prospects. The portfolio employs a "buy-and-hold"

investment strategy, which generally has resulted in an annual portfolio turnover of below 15%. The portfolio typically sells a stock when the portfolio manager believes there is a significant adverse change in a company's business fundamentals that may lead to a sustained impairment in earnings power.


FOR ADDITIONAL INFORMATION CONCERNING THE DREYFUS VARIABLE INVESTMENT FUND AND

ITS PORTFOLIO, PLEASE SEE THE DREYFUS VARIABLE INVESTMENT FUND PROSPECTUS, WHICH

SHOULD BE READ CAREFULLY BEFORE INVESTING.


FIDELITY(R) VARIABLE INSURANCE PRODUCTS FREEDOM FUNDS (INVESTMENT ADVISOR -

FIDELITY(R) MANAGEMENT & RESEARCH COMPANY)


FIDELITY(R) VIP FREEDOM INCOME PORTFOLIO. Seeks high total return with a secondary objective of principal preservation. Strategic Advisers(R), Inc.

(Strategic Advisers)' principal investment strategies include investing in a combination of underlying Fidelity(R) Variable Insurance Products (VIP) equity,

fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors already in retirement.


FIDELITY(R) VIP FREEDOM 2005 PORTFOLIO. Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Strategic Advisers' principal investment strategies include: investing in a combination of underlying Fidelity(R)(VIP) equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2005; allocating assets among underlying Fidelity(R) funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds,

35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds,

and 40% in short-term funds (approximately five to ten years after the year

2005).


FIDELITY(R) VIP FREEDOM 2010 PORTFOLIO. Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Strategic Advisers' principal investment strategies include: investing in a combination of underlying Fidelity(R)(VIP) equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2010; allocating assets among underlying Fidelity(R) funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds,

35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds,

and 40% short-term funds (approximately five to ten years after the year 2010).


FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO. Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Strategic Advisers' principal investment strategies include: investing in a combination of underlying Fidelity(R)(VIP) equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2015; allocating assets among underlying Fidelity(R) funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds,

35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds,

and 40% in short-term funds (approximately five to ten years after the year

2015).


FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO. Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Strategic Advisers' principal investment strategies include: investing in a combination of underlying Fidelity(R)(VIP) equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2020;

allocating assets among underlying Fidelity(R) funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20%

in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately five to ten years after the year 2020).


FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO. Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Strategic Advisers' principal investment strategies include: investing in a combination of underlying Fidelity(R)(VIP) equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2025; allocating assets among underlying Fidelity(R) funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds,

35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds,

and 40% in money market short-term funds (approximately five to ten years after the year 2025).


FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO. Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Strategic Advisers' principal investment strategies include: investing in a combination of underlying Fidelity(R)(VIP) equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2030; allocating assets among underlying Fidelity(R) funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds,

35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds and 40% in short-term funds (approximately five to ten years after the year

2030).


FOR ADDITIONAL INFORMATION CONCERNING FIDELITY(R) VARIABLE INSURANCE PRODUCTS

FREEDOM FUNDS AND ITS PORTFOLIOS, PLEASE SEE THE FIDELITY(R) VARIABLE INSURANCE

PRODUCTS FREEDOM FUNDS PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (INVESTMENT ADVISOR - FIDELITY(R)

MANAGEMENT & RESEARCH COMPANY)


FIDELITY(R) VIP ASSET MANAGER(SM) PORTFOLIO. Seeks to obtain high total return with reduced risk over the long-term by allocating its assets among stocks,

bonds and short-term instruments. Fidelity(R) Management & Research Company

(FMR)'s principal investment strategies include: Allocating the fund's assets among stocks, bonds, and short-term and money market instruments; maintaining a neutral mix over time of 50% of assets in stocks, 40% of assets in bonds, and

10% of assets in short-term and money market instruments; adjusting allocation among asset classes gradually within the following ranges: stock class

(30%-70%), bond class (20%-60%), and short-term/money market class (0%-50%);

investing in domestic and foreign issuers; analyzing an issuer using fundamental and/or quantitative factors and evaluating each security's current price relative to estimated long-term value to select investments.


FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO. Seeks long-term capital appreciation.

Fidelity(R) Management & Research Company (FMR)'s principal investment strategies include: Normally investing primarily in common stocks; investing in securities of companies whose value FMR believes is not fully recognized by the public; investing in domestic and foreign issuers; investing in either "growth"

stocks or "value" stocks or both; and using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.


FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO. Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500(SM) Index (S&P 500(R)). Fidelity(R) Management &

Research Company (FMR)'s principal investment strategies include: Normally investing at least 80% of assets in equity securities; normally investing primarily in income-producing equity securities, which tends to lead to investments in large cap "value" stocks; potentially investing in other types of equity securities and debt securities, including lower-quality debt securities;

investing in domestic and foreign issuers and using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.


FIDELITY(R) VIP GROWTH PORTFOLIO. Seeks a high level of current income, while also considering growth of capital. Fidelity(R) Management & Research Company

(FMR)'s principal investment strategies include: Normally investing primarily in income-producing debt securities, preferred stocks, and convertible securities,

with an emphasis on lower-quality debt securities; potentially investing in non-income producing securities, including defaulted securities and common stocks; investing in companies in troubled or uncertain financial condition;

investing in domestic and foreign issuers and using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.


FIDELITY(R) VIP HIGH INCOME PORTFOLIO. Seeks a high level of current income,

while also considering growth of capital. Fidelity(R) Management & Research

Company (FMR)'s principal investment strategies include: Normally investing primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities; potentially investing in non-income producing securities, including defaulted securities and common stocks; investing in companies in troubled or uncertain financial condition; investing in domestic and foreign issuers; using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.


FIDELITY(R) VIP INDEX 500 PORTFOLIO. Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500. Fidelity(R) Management & Research Company (FMR)'s

principal
investment strategies include: normally investing at least 80% of assets in common stocks included in the S&P 500 and lending securities to earn income for the fund.


FIDELITY(R) VIP MONEY MARKET PORTFOLIO. Seeks as high a level of current income as is consistent with preservation of capital and liquidity. Fidelity(R) Management and Research Company (FMR)'s principal investment strategies include:

Investing in U.S. dollar-denominated money market securities of domestic and foreign issuers and repurchase agreements; potentially entering into reverse repurchase agreements; investing more than 25% of total assets in the financial services industries; and investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.


FIDELITY(R) VIP OVERSEAS PORTFOLIO. Seeks long-term growth of capital.

Fidelity(R) Management & Research Company (FMR)'s principal investment strategies include: Normally investing at least 80% of assets in non-U.S.

securities; normally investing primarily in common stocks; allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole and using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.


FOR ADDITIONAL INFORMATION CONCERNING FIDELITY(R) VARIABLE INSURANCE PRODUCTS

FUND ("VIP") AND ITS PORTFOLIOS, PLEASE SEE THE VIP PROSPECTUS, WHICH SHOULD BE

READ CAREFULLY BEFORE INVESTING.


JANUS ASPEN SERIES

(INVESTMENT ADVISOR - JANUS CAPITAL MANAGEMENT LLC)


JANUS ASPEN SERIES FLEXIBLE BOND PORTFOLIO. Seeking maximum total return consistent with preservation of capital. The Janus Aspen Series Flexible Bond

Portfolio invests under normal circumstances, at least 80% of its assets plus the amount of any borrowings for investment purposes in bonds, including, but not limited to, government bonds, corporate bonds, convertible bonds,

mortgage-backed securities and zero-coupon bonds. The Portfolio will invest at least 65% of its assets in investment grade debt securities and will maintain an average-weighted effective maturity of five to ten years. The Portfolio will limit its investments in high-yield/high-risk bonds to 35% or less of its net assets. This Portfolio generates total return from a combination of current income and capital appreciation, but income is usually the dominant portion.


JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO. Seeking long-term capital growth in a manner consistent with preservation of capital. The Janus Aspen Series

Worldwide Growth Portfolio invests primarily in common stocks of companies of any size located throughout the world. The Portfolio normally invests in issuers from several different countries, including the United States. The Portfolio may, under unusual circumstances, invest in a single country. The Portfolio may have significant exposure to emerging markets. Within the parameters of its specific investment policies, the portfolio may invest without limit in foreign equity and debt securities, which may include emerging markets.


FOR ADDITIONAL INFORMATION CONCERNING JANUS ASPEN SERIES AND ITS PORTFOLIOS,

PLEASE SEE THE JANUS ASPEN SERIES PROSPECTUS, WHICH SHOULD BE READ CAREFULLY

BEFORE INVESTING.


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

(INVESTMENT ADVISOR - NEUBERGER BERMAN MANAGEMENT, INC.)


NB AMT FASCIANO PORTFOLIO. Seeks long-term capital growth. The Portfolio manager also may consider a company's potential for current income prior to selecting it for the portfolio. The Portfolio invests primarily in the common stocks of smaller companies, i.e. those with market capitalizations of less than $1.5 billion at the time the portfolio first invests in them. The fund may continue to hold a position in a stock after the issuer has grown beyond 1.5 billion. The manager will look for companies with: strong business franchises that are likely to sustain long-term rates of earnings growth for a three to five year time horizon; and stock prices that the market has undervalued relative to the value of similar companies and that offer excellent potential to appreciate over a three to five year time horizon. The Portfolio has the ability to change its goal without shareholder approval, although it does not currently intend to do

so.


NB AMT LIMITED MATURITY BOND PORTFOLIO. Seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal. The Portfolio invests mainly in investment-grade bonds and other debt securities from U.S. government and corporate issuers. These may include mortgage- and asset-backed securities. To enhance yield and add diversification,

the Portfolio may invest up to 10% of net assets in securities that are below investment grade provided that, at the time of purchase, they are rated at least

B by Moody's or Standard and Poor's, or if unrated by either of these, are believed by the managers to be of comparable quality. The Portfolio may also invest in foreign debt securities to enhance yield and/or total return. Although the Portfolio may invest in securities of any maturity, it normally maintains an average Portfolio duration of four years or less. The Portfolio is authorized to change its goal without shareholder approval, although it currently does not intend to do so. It normally invests at least 80% of its assets in bonds and other debt securities and will not alter this policy without providing at least

60 days' prior notice to shareholders.


NB AMT REGENCY PORTFOLIO. Seeks growth of capital. The Portfolio invests mainly in common stocks of mid-capitalization companies. It seeks to reduce risk by diversifying among different companies and industries. The managers look for well-managed companies whose stock prices are undervalued. The Portfolio has the ability to change its goal without shareholder approval, although it does not currently intend to do so.


FOR ADDITIONAL INFORMATION CONCERNING NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

AND ITS PORTFOLIOS, PLEASE SEE THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

OLD MUTUAL INSURANCE SERIES FUND

(INVESTMENT ADVISOR - OLD MUTUAL CAPITAL, INC.)


OLD MUTUAL COLUMBUS CIRCLE TECHNOLOGY AND COMMUNICATIONS PORTFOLIO. The

Portfolio seeks to provide investors with long-term growth of capital. To pursue this goal, the Old Mutual Columbus Circle Technology and Communications

Portfolio normally invests at least 80% of its assets in equity securities of companies in the technology and communications sectors. The Portfolio's holdings may range from smaller companies developing new technologies or pursuing scientific breakthroughs to large, blue chip firms with established track records in developing, using or marketing scientific advances. Equity securities in which the Portfolio may invest include common and preferred stocks.


OLD MUTUAL GROWTH II PORTFOLIO. The Portfolio seeks to provide investors with capital appreciation. To pursue this goal, the Old Mutual Growth II Portfolio normally invests at least 65% of its assets in equity securities of small and medium sized companies with growth characteristics. The companies in which the

Portfolio invests generally have market capitalizations similar to the market capitalizations of the companies in the Russell Midcap(R) Growth Index at the time of the Portfolio's investment. Equity securities in which the Portfolio may invest include common and preferred stocks.


OLD MUTUAL MID-CAP PORTFOLIO. The Portfolio seeks to provide investors with above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk. To pursue this goal, the Old Mutual Mid-Cap Portfolio normally invests at least 80% of its assets in equity securities of mid-capitalization companies. The companies in which the Portfolio invests generally have market capitalizations similar to the market capitalizations of companies in the

Russell MidCap(R) Index at the time of the Portfolio's investment. Equity securities in which the Portfolio may invest include common and preferred stocks.


OLD MUTUAL SMALL CAP PORTFOLIO. The Portfolio seeks to provide investors with above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk. To pursue this goal, the Old Mutual Small Cap Portfolio normally invests at least 80% of its assets in equity securities of small-capitalization companies. The companies in which the Portfolio invests generally have market capitalizations similar to the market capitalizations of the companies in the Russell 2000(R) Index at the time of the Portfolio's investment. Equity securities in which the Portfolio may invest include common and preferred stocks.


FOR MORE COMPLETE INFORMATION, INCLUDING INFORMATION ON CHARGES AND EXPENSES,

CONCERNING THE OLD MUTUAL INSURANCE SERIES FUND, PLEASE CALL (800) 433-0051 OR

WRITE THE OLD MUTUAL INSURANCE SERIES FUND FOR A PROSPECTUS, WHICH SHOULD BE

READ CAREFULLY BEFORE INVESTING.


ONEAMERICA FUNDS, INC.

(INVESTMENT ADVISOR - AMERICAN UNITED LIFE

INSURANCE COMPANY(R))


ONEAMERICA ASSET DIRECTOR PORTFOLIO. Seeking long-term capital appreciation and some income to help cushion the volatility of equity investments. The OneAmerica

Asset Director Portfolio invests in assets allocated among publicly traded common stock, debt securities (including convertible debentures) and money market securities utilizing a fully managed investment policy. The composition of the Portfolio will vary from time-to-time, based upon the advisor's evaluation of economic and market trends and the anticipated relative total return available from a particular type of security. Accordingly, at any given time, up to 100% of the Portfolio may be invested in any one sector such as common stocks, debt securities or money market instruments.


ONEAMERICA INVESTMENT GRADE BOND PORTFOLIO. Seeking a high level of income with prudent investment risk and capital appreciation consistent with the primary objective. The OneAmerica Investment Grade Bond Portfolio invests primarily in investment grade fixed income securities. The Portfolio may invest no more than

10% of its assets in securities rated less than BBB or Baa (investment grade).

It is intended that the Portfolio securities generally will be of sufficient credit quality to provide a high level of protection against loss of principal or interest. The Portfolio may also invest in money market instruments,

repurchase agreements, reverse repurchase agreements, dollar-denominated foreign securities and other debt securities that are consistent with the maturity and credit quality criteria.


ONEAMERICA MONEY MARKET PORTFOLIO. Seeking to provide a level of current income while preserving assets and maintaining liquidity and investment quality. The

OneAmerica Money Market Portfolio invests in short-term money market instruments of the highest quality that the advisor has determined present minimal credit risk. The Portfolio invests only in money market instruments denominated in U.S.

dollars that mature in 13 months or less from the date of purchase. These instruments may include U.S. Government securities, commercial paper, repurchase agreements, reverse repurchase agreements, certificates of deposit and money market funds.


ONEAMERICA VALUE PORTFOLIO. Seeking long-term capital appreciation. The

OneAmerica Value Portfolio invests primarily in equity securities selected on the basis of fundamental investment research for their long-term growth prospects. The Portfolio uses a value-driven approach in selecting securities,

concentrating on companies which appear undervalued compared to the market and to their own historic valuation levels. Typically, at least 65% of the

Portfolio's assets will be invested in common stocks listed on a national securities exchange or actively traded over-the-counter on the NASDAQ National

Market System.


FOR ADDITIONAL INFORMATION CONCERNING ONEAMERICA FUNDS, INC. AND ITS PORTFOLIOS,

PLEASE SEE THE ONEAMERICA FUNDS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY

BEFORE INVESTING.


PIONEER VARIABLE CONTRACTS TRUST

(INVESTMENT ADVISOR - PIONEER INVESTMENT MANAGEMENT, INC.)


PIONEER FUND VCT PORTFOLIO. Seeking reasonable income and capital growth, the portfolio invests in a broad list of carefully selected, reasonably priced securities rather than in securities whose prices reflect a premium resulting from their current
market popularity. The portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers. For purposes of the portfolio's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as depositary receipts, warrants, rights,

exchange-traded funds (ETFs) that invest primarily in equity securities and equity interests in real estate investment trusts (REITs) and preferred stocks.


PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO. Seeking Growth of capital, the portfolio invests primarily in equity securities of companies that Pioneer

Investment Management, Inc., the portfolio's investment adviser, considers to be reasonably priced or undervalued, with above average growth potential. For purposes of the portfolio's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as exchange-traded funds (ETFs) that invest primarily in equity securities, depositary receipts, equity interests in real estate investment trusts (REITs),

warrants, rights and preferred stocks. The portfolio may invest a significant portion of its assets in equity securities of small companies.


FOR ADDITIONAL INFORMATION CONCERNING PIONEER VARIABLE CONTRACT TRUST

PORTFOLIOS, PLEASE SEE THE PIONEER RESOURCE SERIES TRUST PROSPECTUS, WHICH

SHOULD BE READ CAREFULLY BEFORE INVESTING.


T. ROWE PRICE EQUITY SERIES, INC.

(INVESTMENT ADVISOR - T. ROWE PRICE ASSOCIATES, INC.)


T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO. Seeking to provide long-term growth of capital by investing primarily in the common stocks of large- and medium-sized blue chip companies with the potential for above-average growth. Income is a secondary objective. Fund Managers carefully select companies which are well-established in their respective industries, and which possess some or all of the following characteristics: leading market positions; seasoned management teams; and strong financial fundamentals. Some of the companies the Fund targets will have good prospects for dividend growth. The Fund may invest up to 20% of its total assets in foreign securities.


T. ROWE PRICE EQUITY INCOME PORTFOLIO. Seeking to provide substantial dividend income and long-term capital growth. The Fund normally invests in common stocks of well-established companies expected to pay above-average dividends. The fund manager typically employs a value-oriented investment approach by seeking companies that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth. In selecting investments, management focuses on companies with an above-average dividend yield relative to the S&P 500(R); low price/earnings ratio relative to the S&P 500(R); a sound balance sheet and other positive financial characteristics and a low stock price relative to a company's underlying value as measured by assets, cash flow or business franchises.


T. ROWE PRICE MID-CAP GROWTH PORTFOLIO. Seeking long-term capital appreciation through investments in mid-cap stocks with potential for above-average earnings growth. The Fund will normally invest at least 80% of net assets in a diversified portfolio of common stocks of mid-cap companies whose earnings T.

Rowe Price expects to grow at a faster rate than the average company. Mid-Cap companies are defined as those whose market capitalization falls within the range of either the S&P Mid Cap 400 Index or the Russell Midcap Growth Index. In

selecting investments, management generally favors companies that have proven products or services; have a record of above-average earnings growth; have demonstrated potential to sustain earnings growth; operate in industries experiencing increasing demand; or have stock prices that appear to undervalue their growth prospects. While most of the assets will be invested in U.S. common stocks, the portfolio may hold other securities including foreign securities,

futures and options in keeping with the Portfolio's objective. Effective May 1,

2004, this Portfolio will not be available to new contracts.


T. ROWE PRICE FIXED INCOME SERIES, INC.

(INVESTMENT ADVISOR - T. ROWE PRICE ASSOCIATES, INC.)


T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO. Seeking high level of income consistent with moderate fluctuations in principal value. The Fund normally invests at least 80% of its net assets in bonds and 65% of total assets in short- and intermediate-term bonds. There are no maturity limitations on individual securities but the Fund's dollar-weighted average effective maturity will not exceed five years. At least 90% of the Fund's Portfolio will consist of investment-grade securities that have been rated in the four highest credit categories. In an effort to enhance yield, up to 10% of assets can be invested in below-investment-grade securities. Holdings may also include mortgage-backed securities, derivatives and foreign investments.


FOR ADDITIONAL INFORMATION CONCERNING T. ROWE PRICE EQUITY SERIES, INC. AND T.

ROWE PRICE FIXED INCOME SERIES, INC. AND THEIR PORTFOLIOS, PLEASE SEE THE T.

ROWE PRICE EQUITY SERIES, INC. AND THE T. ROWE PRICE FIXED INCOME SERIES, INC.

PROSPECTUSES, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


TIMOTHY PLAN(R) PORTFOLIO VARIABLE SERIES

(INVESTMENT ADVISOR - THE TIMOTHY PLAN(R), INC.)


TIMOTHY PLAN(R) CONSERVATIVE GROWTH VARIABLE. Seeking long-term growth of capital through investing in a diversified mix of Timothy Plan's morally screened domestic equity and fixed income funds. Except for highly unusual defensive periods, the fund is fully invested in Timothy Fixed Income Fund,

Timothy Large/Mid-Cap Value Fund, Timothy Large/Mid-Cap Growth Fund, Timothy

Small-Cap Value Fund and Timothy Money Market Fund in accordance with an asset allocation formula that is appropriate for investors willing to accept a degree of investment risk but maintain a generally conservative mix. The allocations are reviewed and revised if appropriate each year.


TIMOTHY PLAN(R) STRATEGIC GROWTH VARIABLE. Seeking long-term growth of capital through investing in a diversified mix of Timothy Plan's morally screened domestic equity funds. Except for highly defensive periods, the fund strives to stay fully invested in Timothy Fixed Income Fund, Timothy Large/Mid-Cap Value

Fund, Timothy Large/Mid-Cap Growth Fund, Timothy Small-Cap Value Fund and

Timothy Aggressive Growth Fund in accordance with an asset allocation formula that is appropriate for investors who are willing to accept greater investment fluctuation and volatility to achieve this goal. The allocations are reviewed and revised if appropriate each year.


FOR ADDITIONAL INFORMATION CONCERNING TIMOTHY PLAN(R) PORTFOLIO VARIABLE SERIES

AND THEIR PORTFOLIOS, PLEASE SEE THE TIMOTHY PLAN(R) PORTFOLIO VARIABLE SERIES

PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


VANGUARD(R) VARIABLE INSURANCE FUND

(INVESTMENT ADVISOR - THE VANGUARD GROUP, INC.)


VANGUARD(R) VIF MID-CAP INDEX PORTFOLIO. Seeking to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks. The Portfolio employs a passive management approach designed to track the performance of the MSCI(R) US Mid Cap 450 Index. Invests all, or

substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.


VANGUARD(R) VIF SMALL COMPANY GROWTH PORTFOLIO. Seeking to provide long-term capital appreciation. The Portfolio invests mainly in stocks of small companies considered by the advisors to have above-average prospects for growth but that often provide little or no dividend income.


VANGUARD(R) VIF TOTAL BOND MARKET INDEX PORTFOLIO. Seeking to track the performance of a broad, market-weighted bond index. The Portfolio employs a passive management strategy designed to track the performance of the Lehman

Brothers Aggregate Bond Index.


FOR ADDITIONAL INFORMATION CONCERNING VANGUARD VARIABLE INSURANCE FUND AND ITS

PORTFOLIOS, PLEASE SEE THE VANGUARD VARIABLE INSURANCE FUND PROSPECTUS, WHICH

SHOULD BE READ CAREFULLY BEFORE INVESTING. VANGUARD IS A TRADEMARK OF THE

VANGUARD GROUP, INC.


More detailed information concerning the investment objectives, policies, and restrictions pertaining to the Funds and Portfolios and their expenses,

investment advisory services and charges and the risks involved with investing in the Portfolios and other aspects of their operations can be found in the current prospectus for each Fund or Portfolio and the current Statement of

Additional Information for each Fund or Portfolio. The prospectuses for the

Funds or Portfolios should be read carefully before any decision is made concerning the allocation of Net Premium payments or transfers among the Investment Accounts.


AUL has entered into agreements with the Distributors/Advisors of AIM Variable

Insurance Funds, Alger American Fund, American Century(R) Variable Portfolios,

Inc., Calvert Variable Series, Inc., Dreyfus Investment Portfolios, Dreyfus

Variable Investment Fund, Fidelity(R) Variable Insurance Products Freedom Funds,

Fidelity(R) Variable Insurance Products Funds, Janus Aspen Series, Old Mutual

Capital, Inc., Neuberger Berman, Pioneer Investment Management, Inc., T. Rowe

Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., The Timothy

Plan(R) and The Vanguard Group, Inc., under which AUL has agreed to render certain services and to provide information about these Funds to Owners who invest in these Funds. Under these agreements and for providing these services,

AUL receives compensation from the Distributor/Advisor of these Funds, (or from the Funds if a 12b-1 plan has been approved) ranging from zero basis points until a certain level of Fund assets have been purchased to 25 basis points on the net average aggregate deposits made.


AUL cannot guarantee that each Fund or Portfolio will always be available for the Policies; but, in the event that a Fund or Portfolio is not available, AUL will take reasonable steps to secure the availability of a comparable fund.

Shares of each Portfolio are purchased and redeemed at net asset value, without a sales charge.


VOTING RIGHTS


AUL is the legal owner of the shares of the Portfolios held by the Investment

Accounts of the Separate Account. In accordance with its view of present applicable law, AUL will exercise voting rights attributable to the shares of each Portfolio held in the Investment Accounts at regular and special meetings of the shareholders of the Funds or Portfolios on matters requiring shareholder voting under the 1940 Act. AUL will exercise these voting rights based on instructions received from persons having the voting interest in corresponding

Investment Accounts of the Separate Account and consistent with any requirements imposed on AUL under contracts with any of the Funds, or under applicable law.

However, if the Investment Company Act of 1940 or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result AUL determines that it is permitted to vote the shares of the

Portfolios in its own right, it may elect to do so.


The person having the voting interest under a Policy is the Owner. AUL or the pertinent Fund shall send to each Owner a Fund's proxy materials and forms of instruction by means of which instructions may be given to AUL on how to exercise voting rights attributable to the Portfolio's shares.


Unless otherwise required by applicable law or under a contract with any of the

Funds, with respect to each of the Portfolios, the number of Portfolio shares as to which voting instructions may be given to AUL is determined by dividing the value of all of the Accumulation Units of the corresponding Investment Account attributable to a Policy on a particular date by the net asset value per share of that Portfolio as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the date coincident with the date established by a Fund for determining shareholders eligible to vote at the meeting of the Fund or Portfolio. If required by the SEC or under a contract with any of the Funds, AUL reserves the right to determine in a different fashion the voting rights attributable to the shares of the Portfolio. Voting instructions may be cast in person or by proxy.


Voting rights attributable to the Policies for which no timely voting instructions are received will be voted by AUL in the same proportion as the voting instructions which are received in a timely manner for all Policies participating in that Investment Account. AUL will vote shares of any Investment

Account, if any, that it owns beneficially in its own discretion, except that if a Fund offers its shares to any insurance company separate account that funds variable annuity contracts or if otherwise required by applicable law or contract, AUL will vote its own shares in the same proportion as the voting instructions that are received in timely manner for Policies participating in the Investment Account.


Neither the Separate Account nor AUL is under any duty to inquire as to the instructions received or the authority of Owners or others to instruct the voting of shares of any of the Portfolios.


If required by state insurance officials, AUL may disregard Owner voting instructions if such instructions would require shares to be voted so as to cause a change in sub-classification or investment objectives of one or more of the Portfolios, or to approve or disapprove an investment advisory agreement. In addition, AUL may under certain circumstances disregard voting instructions that would require changes in the investment advisory contract or investment advisor of one or more of the Portfolios, provided that AUL reasonably disapproves of such changes in accordance with applicable federal regulations. If AUL ever disregards voting instructions, Owners will be advised of that action and of the reasons for such action in the next semiannual report. Finally, AUL reserves the right to modify the manner in which the weight to be given to pass-through voting instructions is calculated when such a change is necessary to comply with current federal regulations or the current interpretation thereof.


                        PREMIUM PAYMENTS AND ALLOCATIONS


APPLYING FOR A POLICY


AUL requires satisfactory evidence of the proposed Insured's insurability, which may include a medical examination of the proposed Insured. The available Issue

Ages are 0 through 85 on a standard basis, and 20 through 85 on a preferred non-

tobacco user and tobacco user basis. Issue Age is determined based on the

Insured's age as of the Contract Date. Acceptance of an application depends on

AUL's underwriting rules, and AUL reserves the right to reject an application.

Coverage under the Policy is effective as of the later of the date the initial premium is paid or the Issue Date.


As the Owner of the Policy, you may exercise all rights provided under the

Policy while the Insured is living, subject to the interests of any assignee or irrevocable beneficiary. The Insured is the Owner, unless a different Owner is named in the application. In accordance with the terms of the Policy, the Owner may in the application or by Proper Notice name a contingent Owner or a new

Owner while the Insured is living. The Policy may be jointly owned by more than one Owner. The consent of all joint Owners is required for all transactions except when proper forms have been executed to allow one Owner to make changes.

Unless a contingent Owner has been named, on the death of the last surviving

Owner, ownership of the Policy passes to the estate of the last surviving Owner,

which then will become the Owner. A change in Owner may have tax consequences.

See "Tax Considerations."


RIGHT TO EXAMINE PERIOD


You may cancel your Policy for a refund during your "right to examine" period.

This period expires 10 calendar days after you receive your Policy (or a longer period if required by law). If you decide to cancel the Policy, you must return it by mail or other delivery method to the Home Office or to the authorized AUL representative who sold it. Immediately after mailing or delivery of the Policy to AUL, the Policy will be deemed void from the beginning. Within seven calendar days after AUL receives the returned Policy, AUL will refund the greater of premiums paid or the Account Value.


PREMIUMS


The minimum initial premium payment required depends on a number of factors,

such as the Age, sex and risk class of the proposed Insured, the initial Face

Amount, any supplemental and/or rider benefits and the planned premium payments you propose to make. Consult your AUL representative for information about the initial premium required for the coverage you desire.


The initial premium is due on or before delivery of the Policy. There will be no coverage until this premium is paid or until the Issue Date, whichever is later.


You may make other premium payments at any time and in any amount, subject to the limits described in this section. The actual amount of premium payments will affect the Account Value and the period of time the Policy remains in force.


Premium payments after the initial payment must be made to our Home Office. Each payment must be at least equal to the minimum payment shown on the Policy Data

Page in your Policy. All premiums combined may not be more than $1,000,000,

unless a higher amount is agreed to by us.


The planned premium is the amount for which we will bill you or, in the case of our automatic premium plan (which deducts the planned premium from your checking account), the amount for which we will charge your account. The amount and frequency of the planned premium are shown on the Policy Data Page in your

Policy. You may change the amount and the frequency of the planned premium by

Proper Notice. We reserve the right to change the planned premium to comply with our rules for billing amount and frequency.


Unless otherwise indicated, premiums received in excess of planned premium will be applied as additional premium.


If the payment of any premium would cause an increase in Risk Amount because of the Minimum Insurance Percentage, we may require satisfactory evidence of insurability before accepting it. If we accept the premium, we will allocate the

Net Premium to your Account Value on the date of our acceptance. If we do not accept the premium, we will refund it to you.


If the payment of any premium would cause this Policy to fail to meet the federal tax definition of a life insurance contract in accordance with the

Internal Revenue Code, we reserve the right to refund the amount to you with interest no later than 60 days after the end of the Policy Year when we receive the premium, but we assume no obligation to do so.

If the payment of any premium would cause the Policy to become a Modified

Endowment, we will attempt to so notify you upon allocating the premium, but we assume no obligation to do so. In the event that we notify you, consistent with the terms of the notice you may choose whether you want the premium refunded to you. We reserve the right to refund any premiums that cause the Policy to become a Modified Endowment. Upon request, we will refund the premium, with interest,

to you no later than 60 days after the end of the Policy Year in which we receive the premium.


PLANNED PREMIUMS. When applying for a Policy, you may select a plan for paying level premium payments semi-annually or annually. If you elect, AUL will also arrange for payment of planned premiums on a monthly basis under a pre-authorized payment arrangement. You are not required to pay premium payments in accordance with these plans; rather, you can pay more or less than planned,

or skip a planned premium entirely. (See, however, "Premium Payments to Prevent

Lapse" and "Guarantee Period and Required Premium for the Guarantee Period."

Each premium after the initial premium must be at least $50. AUL may increase this minimum 90 days after we send you a written notice of such increase.

Subject to the limits described above, you can change the amount and frequency of planned premiums whenever you want by sending Proper Notice to the Home

Office. However, AUL reserves the right to limit the amount of a premium payment or the total premium payments paid.


PREMIUM PAYMENTS TO PREVENT LAPSE


Failure to pay planned premiums will not necessarily cause a Policy to lapse.

Conversely, paying all planned premiums will not guarantee that a Policy will not lapse. The conditions that will result in your Policy lapsing will vary depending on whether a Guarantee Period is in effect, as follows:


GRACE PERIOD. The Policy goes into default at the start of the grace period,

which is a period to make a premium payment sufficient to prevent lapse. A Grace

Period starts if the Net Cash Value on a Monthiversary will not cover the

Monthly Deduction. AUL will send notice of the grace period and the amount required to be paid during the grace period to your last known address. The grace period shall terminate as of the date indicated in the notice, which shall comply with any applicable state law. Your Policy will remain in force during the grace period. If the Insured should die during the grace period, the Death

Benefit proceeds will still be payable to the beneficiary, although the amount paid will be equal to the Death Benefit immediately prior to the start of the grace period, plus any benefits provided by rider, and less any outstanding loan and loan interest and overdue Monthly Deductions and mortality and expense risk charges as of the date of death. See "Amount of Death Benefit Proceeds." If the grace period premium payment has not been paid before the grace period ends,

your Policy will lapse. It will have no value, and no benefits will be payable.

See "Reinstatement."


A grace period also may begin if any outstanding loan and loan interest becomes excessive. See "Policy Loans."


GUARANTEE PERIOD AND REQUIRED PREMIUM FOR THE GUARANTEE PERIOD. The Guarantee

Period is the period shown in the Policy during which the Policy will remain in force and will not begin the grace period, if on each Monthiversary, the sum of the premiums paid to date, less any Partial Surrenders, loans and loan interest,

equals or exceeds the Required Premium for the Guarantee Period multiplied by the number of Policy Months since the Contract Date. If this test fails on any

Monthiversary, the continuation of insurance guarantee terminates. The guarantee will not be reinstated.


The Required Premium for the Guarantee Period is shown on the Policy Data Page.

If you make changes to the Policy after issue, the Required Premium for subsequent months may change. We will send you notice of the new Required

Premium. The Required Premium per $1,000 factors for the Face Amount vary by risk class, Issue Age, and sex. Additional premiums for substandard ratings and rider benefits are included in the Required Premium.


AFTER THE GUARANTEE PERIOD. A grace period starts if the Net Cash Value on a

Monthiversary will not cover the Monthly Deduction. A premium sufficient to keep the Contract in force must be submitted during the grace period.


PREMIUM ALLOCATIONS AND CREDITING


On the Investment Option Election Form, you specify the percentage of a Net

Premium to be allocated to the Investment Accounts and to the Fixed Account. The

sum of your allocations must equal 100%, with at least 1% of the Net Premium payment allocated to each account selected by you. All Net Premium allocations must be in whole percentages. AUL reserves the right to limit the number of

Investment Accounts to which premiums may be allocated. You can change the allocation percentages at any time, subject to these rules, by sending Proper

Notice to the Home Office, by telephone if written authorization is on file with us or by using the Internet. The change will apply to the premium payments received with or after receipt of your notice.


The initial Net Premium generally is allocated to the Fixed Account and the

Investment Accounts in accordance with your allocation instructions on the later of the day the "right to examine" period expires, or the date we receive the premium at our Home Office. Subsequent Net Premiums are allocated as of the end of the Valuation Period during which we receive the premium at our Home Office.


We generally allocate all Net Premiums received prior to the Issue Date to our general account prior to the end of the "right to examine" period. We will credit interest daily on Net Premiums so allocated. However, we reserve the right to allocate Net Premiums to the Fixed Account and the Investment Accounts

of the Separate Account in accordance with your allocation instructions prior to the expiration of the "right to examine" period. If you exercise your right to examine the Policy and cancel it by returning it to us, we will refund to you the greater of any premiums paid or the Account Value. At the end of the "right to examine" period, we transfer the Net Premium and interest to the Fixed

Account and the Investment Accounts of the Separate Account based on the percentages you have selected in the application. For purposes of determining the end of the "right to examine" period, solely as it applies to this transfer, we assume that receipt of this Policy occurs five calendar days after the Issue Date.


Premium payments requiring satisfactory evidence of insurability will not be credited to the Policy until underwriting has been completed and the premium payment has been accepted. If the additional premium payment is rejected, AUL will return the premium payment immediately, without any adjustment for investment experience.


TRANSFER PRIVILEGE


You may transfer amounts between the Fixed Account and Investment Accounts or among Investment Accounts at any time after the "right to examine" period.


There currently is no minimum transfer amount, although we reserve the right to require a $100 minimum transfer. You must transfer the minimum amount, or, if less, the entire amount in the account from which you are transferring each time a transfer is made. If after the transfer the amount remaining in any account is less than $25, we have the right to transfer the entire amount. Any applicable transfer charge will be assessed. The charge will be deducted from the account(s) from which the transfer is made on a pro rata basis.


Transfers are made such that the Account Value on the date of transfer will not be affected by the transfer, except for the deduction of any transfer charge. We reserve the right to limit the number of transfers to 12 per year, or to restrict transfers from being made on consecutive Valuation Dates.


If we determine that the transfers made by or on behalf of one or more Owners are to the disadvantage of other Owners, we may restrict the rights of certain

Owners. We also reserve the right to limit the size of transfers and remaining balances, to limit the number and frequency of transfers, and to discontinue telephone transfers.


The first 12 transfers during each Policy Year are free. Any unused free transfers do not carry over to the next Policy Year. We reserve the right to assess a $25 charge for the thirteenth and each subsequent transfer during a

Policy Year. For the purpose of assessing the charge, each request (internet or telephone request described below) is considered to be one transfer, regardless of the number of Investment Accounts or the Fixed Account affected by the transfer. The charge will be deducted from the Investment Account(s) from which the transfers are made.


Unless AUL restricts the right of an Owner to transfer funds as stated above,

there is no limit on the number of transfers that can be made between Investment

Accounts or to the Fixed Account. There is a limit on the amount transferred from the Fixed Account each Policy Year. See "Transfers from Fixed Account" for restrictions.


TELEPHONE AND INTERNET TRANSFERS. Telephone transfers will be based upon instructions given by telephone, provided the appropriate election has been made at the time of application or proper authorization has been provided to us.

Transfers initiated via AUL's Internet site Account Services, AUL.com, will be processed as a result of authorization given by the user accessing the site. We reserve the right to suspend telephone or internet transfer privileges at any time, for any reason, if we deem such suspension to be in the best interests of

Owners. We will employ reasonable procedures to confirm that instructions communicated by telephone or via the Internet are genuine, and if we follow those procedures, we will not be liable for any losses due to unauthorized or fraudulent instructions. We may be liable for such losses if we do not follow those reasonable procedures. The procedures we will follow for telephone transfers include requiring some form of personal identification prior to acting on instructions received by telephone, providing written confirmation of the transaction, and making a tape recording of the instructions given by telephone.


ABUSIVE TRADING PRACTICES


LATE TRADING. Some investors attempt to profit from trading in Investment

Accounts after the close of the market, but before the Variable Account has actually been priced. Because the market has closed, these investors have actual knowledge of the price of the securities prior to its calculation. They are,

therefore, executing trades with information that was not readily available to the market, thereby benefiting financially to the detriment of other Owners and

Participants.


AUL prohibits late trading in its Investment Accounts. The Variable Account dates and time stamps all trades from whatever source and allows only those trades received prior to the close of the market to receive that day's unit value. All trades received after this point will receive the next day's calculated unit value.


MARKET TIMING. Some investors attempt to profit from various short-term or frequent trading strategies commonly known as market timing. Excessive purchases and redemptions disrupt underlying portfolio management, hurt underlying fund performance and drive underlying fund expenses higher. These costs are borne by all Owners, including long-term investors who do not generate these costs.


AUL discourages market timing and excessive trading. If you intend to engage in such practices, do not invest in the Variable Account. AUL reserves the right to reject any request to purchase or redeem units which it reasonably determines to be in connection with market timing or excessive trading by an investor or by accounts of investors under common control (for example, related contract owners, or a financial advisor with discretionary trading authority for multiple accounts).


AUL does not always know and cannot always reasonably detect such trading. AUL's policies and procedures only address market timing after the fact and are not prophylactic measures; they will only prevent market timing going forward once discovered. However, AUL does monitor for excessive short term trading within its separate accounts. A report is run daily to identify, at the omnibus level,

net trades by Investment Account. Omnibus trades in an individual Investment

Account that exceed a certain dollar amount or percentage of assets will identify potential abusive trading. The dollar amounts and asset percentages are determined by a market timing committee, and are enforced against all policyholders consistently. Once a possible abuse is flagged, the individual trades for the previous
ten days are reviewed to determine if a similar trade amount was executed in the opposite direction over that period.


If a purchase/redemption match is found, then the blotters for the two trade dates are analyzed to determine if the same policyholder has ordered the purchase and redemption. If an individual is identified, the administrative area is notified. Policyholder trading history is reviewed to determine if the trading activity is indeed abusive short term trading. This procedure is enforced against all policyholders consistently.


If it is determined that the trading activity violates AUL's policy, then the policyholder is notified of restrictions on their account. The policyholder's access to internet and interactive voice response trades are turned off and they are limited to a specific number of trades per month, as determined by the market timing committee. The threshold established by the market timing committee will be enforced against all policyholders consistently. While these procedures are only triggered in the event that the omnibus level limit is met,

there are no exceptions to these procedures and they are followed uniformly once the omnibus level triggers are met.


AUL will not enter into any agreement with any individual, corporation, Plan or other entity that would permit such activity for that entity while discouraging it for other Owners.


Some funds may charge a redemption fee for short term trading in their fund.

Furthermore, some funds monitor trading at the omnibus level and enforce their own policies and procedures based on suspected abusive trading. AUL will cooperate and may share Participant level trading information with the funds to the extent necessary to assist in the enforcement of these policies. Please consult the funds' prospectuses for more details.


INITIAL DOLLAR COST AVERAGING PROGRAM


Under the Initial DCA Program, the Owner selects either a six month Initial DCA

Program or a twelve month Initial DCA Program. Once the first premium is deposited into the Enhanced Averaging Fixed Account, AUL will transfer out an amount each month that ensures that the entire balance of the Enhanced Averaging

Fixed Account will be transferred within a six month or twelve month period based on the Owners election at issue. The unit values are determined on the dates of the transfers. To participate in the Program, AUL requires a minimum deposit of $10,000 into the Enhanced Averaging Fixed Account. Transfers to any of the Fixed Account(s) are not permitted under the Initial Dollar Cost

Averaging Program. AUL offers the Initial Dollar Cost Averaging Program to

Contract Owners at no charge, and the Company reserves the right to terminate,

change or temporarily discontinue the Program at any time. Contract Owners may accelerate transfers into one or more Investment Accounts or discontinue participation in the Program at any time by providing Proper Notice to AUL. AUL must receive Proper Notice of such a change at least five days before a previously scheduled transfer is to occur.


Contract Owners may only elect to participate in the Initial DCA Program by requesting it at issue. The Program will take effect on the first monthly transfer date following the premium receipt by AUL at its Home Office. The initial transfer will occur 30 days after the expiration of the "Right to

Examine" period. Subsequent transfers will occur at monthly intervals after the date of the initial transfer. If the date is not a Valuation Date, then the transfer will be made on the next Valuation Date.


ONGOING DOLLAR COST AVERAGING PROGRAM


The Ongoing Dollar Cost Averaging Program, if elected, enables you to transfer systematically and automatically, on a monthly basis, specified dollar amounts from the OneAmerica Money Market Investment Account ("MMIA") to other Investment

Accounts. By allocating on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, participation in the Ongoing Dollar Cost

Averaging Program does not assure a Contract Owner of greater profits from the purchases under the Program, nor will it prevent or necessarily alleviate losses in a declining market.


You specify the fixed dollar amount to be transferred automatically from the

MMIA. At the time that you elect the Ongoing Dollar Cost Averaging Program, the

Account Value in the MMIA from which transfers will be made must be at least

$2,000.


You may elect this Program at the time of application by completing the authorization on the application or at any time after the Policy is issued by properly completing and returning the election form. Transfers made under the

Ongoing Dollar Cost Averaging Program will commence on the Monthiversary on or next following the election.


Once elected, transfers from the MMIA will be processed until the value of the

Investment Account is completely depleted, or you send us Proper Notice instructing us to cancel the transfers.


Currently, transfers made under the Ongoing Dollar Cost Averaging Program will not be subject to any transfer charge and will not count against the number of free transfers permitted in a Policy Year. We reserve the right to impose a $25 transfer charge for each transfer effected under an Ongoing Dollar Cost

Averaging Program. We also reserve the right to alter the terms or suspend or eliminate the availability of the Ongoing Dollar Cost Averaging Program at any

time.


PORTFOLIO REBALANCING PROGRAM


You may elect to have the accumulated balance of each Investment Account redistributed to equal a specified percentage of the Variable Account. This will be done on a quarterly or annual basis from the Monthiversary on which the

Portfolio Rebalancing Program commences. If elected, this plan automatically adjusts your Portfolio mix to be consistent with the allocation most recently requested. The redistribution will not count toward the 12 free transfers permitted each Policy Year. If the Ongoing Dollar Cost Averaging Program has

been elected, the Portfolio Rebalancing Program will not commence until the

Monthiversary following the termination of the Ongoing Dollar Cost Averaging

Program.


You may elect this plan at the time of application by completing the authorization on the application or at any time after the Policy is issued by properly completing the election
form and returning it to us. Modification of new money allocations will not, by itself, modify the Portfolio Rebalancing allocations.


Portfolio rebalancing will terminate when you request any transfer (which includes a loan transaction) or the day we receive Proper Notice instructing us to cancel the Portfolio Rebalancing Program. Portfolio Rebalancing is not

available if you choose the Portfolio Optimization Program, as annual rebalancing is independently a part of that Program.


We do not currently charge for this program. We reserve the right to alter the terms or suspend or eliminate the availability of portfolio rebalancing at any time.


PORTFOLIO OPTIMIZATION PROGRAM


THE SERVICE


Portfolio Optimization is an asset allocation service that we offer at no additional charge for use within this variable life policy. Asset allocation refers to the manner that investments are distributed among asset classes to help attain an investment goal. For your variable life policy, Portfolio Optimization can help with decisions about how you should allocate your Account

Value among available Investment Options. The theory behind Portfolio

Optimization is that diversification among asset classes can help reduce volatility over the long term.


As part of our Portfolio Optimization service, we have developed several asset allocation models ("Portfolio Optimization Models" or "Models"), each based on different profiles of an investor's willingness to accept investment risk. If you decide to subscribe to the Portfolio Optimization service and select one of the Portfolio Optimization Models, your initial Purchase Payment (in the case of a new application) or Account Value, as applicable, will be allocated to the

Investment Options according to the Model you select. Subsequent Purchase

Payments, if allowed under your Contract, will also be allocated accordingly.


If you subscribe to Portfolio Optimization, we will serve as your investment

Advisor for the service, with all associated fiduciary responsibilities, solely for purposes of development of the Portfolio Optimization Models and periodic updates of the Models.


On a periodic basis (typically annually) or when AUL believes appropriate, the

Portfolio Optimization Models are evaluated and the Models are updated. If you subscribe to Portfolio Optimization, we will automatically reallocate your

Account Value in accordance with the Model you select as it is updated from time to time based on discretionary authority that you grant to us, unless you instruct us otherwise. For more information on our role as investment advisor for the Portfolio Optimization service, please see our brochure from our Form

ADV, the SEC investment adviser registration form, which is included as an exhibit and delivered with this prospectus. In developing and periodically updating the Portfolio Optimization Models, we currently rely on the recommendations of an independent third-party analytical firm. We may change the firm that we use from time to time, or, to the extent permissible under applicable law, use no independent firm at all.


THE PORTFOLIO OPTIMIZATION MODELS


We offer five asset allocation models, each comprised of a carefully selected combination of AUL-offered Funds. Development of the Portfolio Optimization models is a two-step process. First, an optimization analysis is performed to determine the breakdown of asset classes. Optimization analysis requires forecasting returns, standard deviations and correlation coefficients of asset classes over the desired investing horizon and an analysis using a state-of-the art program and a statistical analytical technique known as "mean-variance optimization." Next, after the asset class exposures are known, a determination is made of how available Investment Options (underlying Portfolios) can be used to implement the asset class level allocations. The Investment Options are selected by evaluating the asset classes represented by the underlying

Portfolios and combining Investment Options to arrive at the desired asset class exposures. The Portfolio-specific analysis uses historical returns-based style analysis and asset performance and regression and attribution analyses. It may also include portfolio manager interviews. Based on this analysis, Investment

Options are selected in a way intended to optimize potential returns for each

Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of an Investment Option in a Model based on its specific asset class exposure or other specific optimization factors, even where another Investment Option may have better historical performance.


PERIODIC UPDATES OF THE PORTFOLIO OPTIMIZATION MODEL AND NOTICES OF UPDATES


Each of the Portfolio Optimization Models are evaluated periodically (generally,

annually) to assess whether the combination of Investment Options within each

Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of the periodic analysis, each Model may change and Investment Options may be added to a Model

(including Investment Options not currently available), or Investment Options may be deleted from a Model.


When your Portfolio Optimization Model is updated, we will automatically reallocate your Account Value (and subsequent Premiums, if applicable) in accordance with any changes to the Model you have selected. This means the allocation of your Account Value, and potentially the Investment Options in which you are invested, will automatically change and your Account Value (and subsequent Premiums, if applicable) will be automatically reallocated among the

Investment Options in your updated Model. We require that you grant us discretionary investment authority to periodically reallocate your Account Value

(and subsequent Premiums, if applicable) in accordance with the updated version of the Portfolio Optimization Model you have selected, if you wish to participate in Portfolio Optimization.


When we update the Portfolio Optimizations Models, we will send you written notice of the updated Models at least 30 days in advance of the date we intend the updated version of the Model to be effective. You should carefully review these notices. If you wish to accept the changes in your selected Model, you will not need to take any action, as your

Account Value (or subsequent Premiums, if applicable) will be reallocated in accordance with the updated Model automatically. If you do not wish to accept the changes to your selected Model, you can change to a different Model or withdraw from the Portfolio Optimization service. Some of the riders available under the Contract require you to participate in a specific asset allocation service. If you purchased any of these riders, such riders will terminate if you withdraw from Portfolio Optimization or allocate any portion of your subsequent

Premiums or Account Value to an Investment Option that is not currently allowed with the rider (as more fully described in each rider).


SELECTING A PORTFOLIO OPTIMIZATION MODEL


If you choose to subscribe to the Portfolio Optimization service, you need to determine which Portfolio Optimization Model is best for you. AUL will not make this decision. You should consult with your registered representative on this decision. Your registered representative can help you determine which Model is best suited to your financial needs, investment time horizon, and willingness to accept investment risk. You should periodically review these factors with your registered representative to determine if you should change Models to keep up with changes in your personal circumstances. Your registered representative can assist you in completing the proper forms to subscribe to the Portfolio

Optimization service or to change to a different Model. You may, in consultation with your registered representative, utilize analytical tools made available by

AUL, including an investor profile questionnaire, which asks questions intended to help you or your registered representative assess your financial needs,

investment time horizon, and willingness to accept investment risk. It is your decision, in consultation with your registered representative, to select a Model or to change to a different Model, and AUL bears no responsibility for this decision. You may change to a different Model at any time with a proper written request or by telephone or electronic instructions provided a valid telephone/electronic authorization is on file with us.


QUARTERLY REPORTS


If you select a Portfolio Optimization Model, you will be sent a quarterly report that provides information about the Investment Options within your selected Model, in addition to or as part of your usual quarterly statement.


RISKS


Although the Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or that investment results will not experience volatility. Investment performance of your Account Value could be better or worse by participating in a Portfolio

Optimization Model than if you had not participated. A Model may perform better or worse than any single Investment Option or asset class or other combinations of Investment Options or asset classes. Model performance is dependent upon the performance of the component Investment Options (and their underlying

Portfolios). The timing of your investment and the rebalancing may affect performance. Your Account Value will fluctuate, and when redeemed, may be worth more or less than the original cost.


A Portfolio Optimization Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.


Periodic updating of the Portfolio Optimization Models can cause the underlying

Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios.

These expenses can adversely affect performance of the pertinent Portfolios and the Models.


AUL may be subject to competing interests that have the potential to influence its decision making with regard to Portfolio Optimization. For example, one

Portfolio may provide a higher fee to AUL than another Portfolio, and provide

AUL with incentive to use the Portfolio with the higher fee as part of a Portfolio Optimization Model. In addition, AUL may believe that certain

Portfolios may benefit from additional assets or could be harmed by redemptions.


As advisor to OneAmerica Funds, Inc., we monitor performance of the Portfolios,

and may, from time to time, recommend to the Fund's Board of Directors a change in portfolio management firm or strategy or the closure or merger of a

Portfolio, all of which could impact a Model. All Fund Portfolios are analyzed by the independent third party analytical firm. We do not dictate to the third party analytical firm the number of Portfolios in a Model, the percent that any

Portfolio represents in a Model, or which Portfolios may be selected (other than to require exclusion of any Portfolio that is expected to be liquidated, merged into another Portfolio, or otherwise closed). We believe our reliance on the recommendations of an independent third-party analytical firm to develop and update the Models (as described above) reduces or eliminates the potential for us to be influenced by these competing interests, but there can be no assurance of this.


AUL is under no contractual obligation to continue this service and has the right to terminate or change the Portfolio Optimization service at any time.


You may change your model selection at any time with Proper Notice. You should consult with your registered representative to assist you in determining which model is best suited to your financial needs, investment time horizon, and is consistent with your risk comfort level. You should periodically review those factors to determine if you need to change models to reflect such changes. Your registered representative can assist you in completing the proper forms to enroll in Portfolio Optimization. Although the models are designed to optimize returns given the various levels of risk, there is no assurance that a model

Portfolio will not lose money or that investment results will not experience some volatility. Historical market and asset class performance may differ in the future from the
historical performance and assumptions upon which the models are built.

Allocation to a single asset class may outperform a model, so that you would have obtained better returns in a single investment option or options representing a single asset class than in a model. Model Portfolio performance is dependent upon the performance of the component investment options. The timing of your investment and the frequency of automatic rebalancing may affect performance. The value of the Variable Accounts will fluctuate, and when redeemed, may be worth more or less than the original cost. We have the right to terminate or change the Portfolio Optimization service at any time.


FIXED ACCOUNT


SUMMARY OF THE FIXED ACCOUNT


Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, nor has the Fixed

Account been registered as an investment company under the Investment Company

Act of 1940 Act. Accordingly, neither the Fixed Account nor any interests therein are subject to the provisions of these Acts and, as a result, the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the

Fixed Account. The disclosure regarding the Fixed Account, may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


You may allocate some or all of the Net Premiums and transfer some or all of the

Variable Account value to the Fixed Account, which is part of our general account and pays interest at declared rates (subject to a minimum interest rate we guarantee to be 3%). Our general account supports our insurance and annuity obligations.


The portion of the Account Value allocated to the Fixed Account will be credited with rates of interest, as described below. Since the Fixed Account is part of our general account, we benefit from investment gain and assume the risk of investment loss on this amount. All assets in the general account are subject to our general liabilities from business operations.


MINIMUM GUARANTEED AND CURRENT INTEREST RATES


The Account Value in the Fixed Account earns interest at one or more interest rates determined by AUL at its discretion and declared in advance ("Current

Rate"), which are guaranteed by AUL to be at least equal to a minimum effective annual rate of 3% ("Guaranteed Rate"). AUL will determine a Current Rate from time to time and, generally, any Current Rate that exceeds the Guaranteed Rate will be effective for the Policies for a period of at least one year. We reserve the right to change the method of crediting from time to time, provided that such changes do not have the effect of reducing the guaranteed rate of interest.

AUL bears the investment risk for Owner's Fixed Account values and for paying interest at the Current Rate on amounts allocated to the Fixed Account.


ENHANCED AVERAGING FIXED ACCOUNT


Initial and subsequent premiums in the first Contract Year, and prior to the expiration of the Initial DCA Program, may be allocated to the Enhanced

Averaging Fixed Account. AUL will transfer out an amount each month that ensures that the entire balance of the Enhanced Averaging Fixed Account will be transferred within six months or one year after the initial deposit into this account.


Amounts allocated in the Enhanced Averaging Fixed Account earn interest at rates periodically determined by AUL that are guaranteed to be at least an effective annual rate of 3%. Any current rate that exceeds the guaranteed rate will be effective for a period of at least six months or one year after the initial deposit into the Enhanced Averaging Fixed Account. Subsequent deposits into the

Enhanced Averaging Fixed Account will be credited with the current rate at the time of the deposit.


CALCULATION OF THE FIXED ACCOUNT VALUE


Fixed Account value at any time is equal to amounts allocated or transferred to the Fixed Account, plus interest credited minus amounts deducted, transferred,

or surrendered from the Fixed Account.


TRANSFERS FROM THE FIXED ACCOUNT


The amount transferred from the Fixed Account in any Policy Year may not exceed

20% of the amount in the Fixed Account at the beginning of the Policy Year, less any Partial Surrenders made from the Fixed Account since that date, unless the balance after the transfer is less than $25, in which case we reserve the right to transfer the entire amount.


PAYMENT DEFERRAL


We reserve the right to defer payment of any surrender, Partial Surrender, or transfer from the Fixed Account for up to six months from the date of receipt of the Proper Notice for the partial or full surrender or transfer. In this case,

interest on Fixed Account assets will continue to accrue at the then-current rates of interest.


                             CHARGES AND DEDUCTIONS


PREMIUM EXPENSE CHARGES


PREMIUM TAX CHARGE. A 2.5% charge for state and local premium taxes and related administrative expenses is deducted from each premium payment. The state and local premium tax charge reimburses AUL for premium taxes and related administrative expenses associated with the Policies.


AUL expects to pay an average state and local premium tax rate (including related administrative expenses) of approximately 2.5% of premium payments for all states, although such tax rates range from 0% to 4%. This charge may be more or less than the amount actually assessed by the state in which a particular

Owner lives.

SALES CHARGE. AUL deducts a sales charge from each premium payment. The sales charge for contracts issued after May 1, 2000 is currently 2.5% of each premium paid.


MONTHLY DEDUCTION


AUL will deduct Monthly Deductions on the Contract Date and on each

Monthiversary. Monthly Deductions due on the Contract Date and any

Monthiversaries prior to the Issue Date are deducted on the Issue Date. Your

Contract Date is the date used to determine your Monthiversary. The Monthly

Deduction consists of (1) cost of insurance charge, (2) monthly administrative charge, and (3) any charges for rider benefits, as described below. The Monthly

Deduction is deducted from the Variable Account (and each Investment Account)

and Fixed Account pro rata on the basis of the portion of Account Value in each account.


COST OF INSURANCE CHARGE. This charge compensates AUL for the expense of providing insurance coverage. The charge depends on a number of variables and therefore will vary between Policies and from Monthiversary to Monthiversary.

The Policy contains guaranteed cost of insurance rates that may not be increased. The guaranteed rates are no greater than the 1980 Commissioners

Standard Ordinary Non-Smoker and Smoker Mortality Tables (the "1980 CSO Tables")

(and where unisex cost of insurance rates apply, the 1980 CSO-C Tables). The guaranteed rates for substandard classes are based on multiples of or additives to the 1980 CSO Tables. These rates are based on the Attained Age and underwriting class of the Insured. They are also based on the sex of the Insured, except that unisex rates are used where appropriate under applicable law, including in the state of Montana, and in Policies purchased by employers and employee organizations in connection with employment-related insurance or benefit programs. The cost of insurance rate generally increases with the

Attained Age of the Insured. As of the date of this Prospectus, we charge

"current rates" that are generally lower (i.e., less expensive) than the guaranteed rates, and we may also charge current rates in the future. The current rates may also vary with the Attained Age, gender, where permissible,

duration of each Face Amount segment, Policy size and underwriting class of the

Insured. For any Policy, the cost of insurance on a Monthiversary is calculated by multiplying the current cost of insurance rate for the Insured by the Risk

Amount for that Monthiversary. The Risk Amount on a Monthiversary is the difference between the Death Benefit divided by 1.00246627 and the Account

Value.


The cost of insurance charge for each Face Amount segment will be determined on each Monthiversary. AUL currently places Insureds in the following classes,

based on underwriting: Standard Tobacco User, Standard Non-Tobacco User, Preferred Tobacco User, Preferred Non-Tobacco User. An Insured may be placed in a substandard risk class, which involves a higher mortality risk than the

Standard Tobacco User or Standard Non-Tobacco User classes. Standard Non-Tobacco

User rates are available for Issue Ages 0-85. Preferred Non-Tobacco and

Preferred Tobacco User rates are available for Issue Ages 20-85. The guaranteed maximum cost of insurance rate is set forth on the Policy Data Page of your

Policy.


AUL places the Insured in a risk class when the Policy is given underwriting approval, based on AUL's underwriting of the application. When an increase in

Face Amount is requested, AUL conducts underwriting before approving the increase (except as noted below), and a separate risk class may apply to the increase. If the risk class for the increase has higher guaranteed cost of insurance rates than the existing class, the higher guaranteed rates will apply only to the increase in Face Amount, and the existing risk class will continue to apply to the existing Face Amount. If the risk class for the increase has lower guaranteed cost of insurance rates than the existing class, the lower guaranteed rates will apply to both the increase and the existing Face Amount.


MONTHLY ADMINISTRATIVE CHARGE. The monthly administrative charge is a level monthly charge. For Contracts issued after May 1, 2000, the charge is currently

$17.50 during the first Policy Year, and $6 thereafter, which applies in all years. It is guaranteed not to exceed $10 after the first Policy Year. This charge reimburses AUL for expenses incurred in the administration of the Policies and the Separate Account. Such expenses include, but are not limited to: underwriting and issuing the Policy, confirmations, annual reports and account statements, maintenance of Policy records, maintenance of Separate

Account records, administrative personnel costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees, the costs of other services necessary for Owner servicing and all accounting, valuation, regulatory and updating requirements.


COST OF ADDITIONAL BENEFITS PROVIDED BY RIDERS. The cost of additional benefits provided by riders is charged to the Account Value on the Monthiversary.

MORTALITY AND EXPENSE RISK CHARGE


AUL deducts this monthly charge from the Variable Account Value pro rata based on the amounts in each account. The current charge is at an annual rate of 0.75%

of Variable Account value during the first 10 Policy Years, and 0.25%

thereafter, and is guaranteed not to increase for the duration of a Policy. AUL may realize a profit from this charge.


The mortality risk assumed is that Insureds, as a group, may live for a shorter period of time than estimated and, therefore, the cost of insurance charges specified in the Policy will be insufficient to meet actual claims. AUL also assumes the mortality risk associated with guaranteeing the Death Benefit during the Guarantee Period. The expense risk AUL assumes is that expenses incurred in issuing and administering the Policies and the Separate Account will exceed the amounts realized from the monthly administrative charges assessed against the

Policies.


SURRENDER CHARGE


During the first fifteen Policy Years, a surrender charge will be deducted from the Account Value if the Policy is completely surrendered for cash. The total surrender charge will not exceed the maximum surrender charge set forth in the

Policy. The surrender charge is equivalent to 100% of the base coverage target premium for Policy Years 1 through 5, reducing thereafter by 10% annually through Policy Year 15. The "base
coverage target premium" is the target premium associated with the base coverage of the Policy only, not including any riders or benefits.


Partial Surrenders are limited to the Cash Value of the Policy; therefore, there is no surrender charge assessed on Partial Surrenders. Any surrender in excess of Cash Value will constitute a complete surrender and the above surrender charge will apply.


Increases in face amount will begin a new surrender charge period for that coverage amount. Decreases in face amount will not reduce the surrender charge.


The surrender charge for a reinstated Policy will be based on the number of

Policy Years from the original Contract Date. For purposes of determining the surrender charge on any date after reinstatement, the period the Policy was lapsed will be credited to the total Policy period.


The table below shows the surrender charge (which is a percentage of target premium) deducted if the Policy is completely surrendered during the first fifteen Policy Years.




       TABLE OF SURRENDER CHARGES

POLICY YEAR         PERCENTAGE OF PREMIUM

-----------         ---------------------


    1                      100%

    2                      100%

    3                      100%

    4                      100%

    5                      100%

    6                      90%

    7                      80%

    8                      70%

    9                      60%

    10                     50%

    11                     40%

    12                     30%

    13                     20%

    14                     10%

    15                      0%



TAXES


AUL does not currently assess a charge for any taxes other than state premium taxes incurred as a result of the establishment, maintenance, or operation of the Investment Accounts of the Separate Account. We reserve the right, however,

to assess a charge for such taxes against the Investment Accounts if we determine that such taxes will be incurred.


SPECIAL USES


We may agree to reduce or waive the surrender charge or the Monthly Deduction,

or credit additional amounts under the Policies in situations where selling and/or maintenance costs associated with the Policies are reduced, such as the sale of several Policies to the same Owner(s), sales of large Policies, sales of

Policies in connection with a group or sponsored arrangement or mass transactions over multiple Policies.


In addition, we may agree to reduce or waive some or all of these charges and/or credit additional amounts under the Policies for those Policies sold to persons who meet criteria established by us, who may include current and retired officers, directors and employees of us and our affiliates. We may also agree to waive minimum premium requirements for such persons.


We will only reduce or waive such charges or credit additional amounts on any

Policies where expenses associated with the sale of the Policy and/or costs associated with administering and maintaining the Policy are reduced. We reserve the right to terminate waiver/reduced charge and crediting programs at any time,

including those for previously issued Policies.


FUND EXPENSES


Each Investment Account of the Separate Account purchases shares at the net asset value of the corresponding Portfolio. The net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Portfolio. The advisory fees and other expenses are not fixed or specified under the terms of the Policy and are described in the Funds' prospectuses.


                          HOW YOUR ACCOUNT VALUES VARY


There is no minimum guaranteed Account Value, Cash Value or Net Cash Value.

These values will vary with the investment performance of the Investment Accounts and/or the crediting of interest in the Fixed Account, and will depend on the allocation of Account Value. If the Net Cash Value on a Monthiversary is

less than the amount of the Monthly Deduction to be deducted on that date and the Guarantee Period is not then in effect, the Policy will be in default and a grace period will begin. See "Premium Payments to Prevent Lapse."


DETERMINING THE ACCOUNT VALUE


On the Contract Date, the Account Value is equal to the initial Net Premium less the Monthly Deductions deducted as of the Contract Date. On each Valuation Day thereafter, the Account Value is the aggregate of the Variable Account value,

the Fixed Account value, and the Loan Account value. Account Value may be significantly affected on days when the New York Stock Exchange is open for trading but we are closed for business, and you will not have access to Cash

Value on those days. The Account Value will vary to reflect the performance of the Investment Accounts to which amounts have been allocated, interest credited on amounts allocated to the Fixed Account, interest credited on amounts in the

Loan Account, charges, transfers, Partial Surrenders, loans and loan repayments.


VARIABLE ACCOUNT VALUE. When you allocate an amount to an Investment Account,

either by Net Premium payment allocation or by transfer, your Policy is credited with accumulation units in that Investment Account. The number of accumulation units credited is determined by dividing the amount allocated to the Investment

Account by the Investment Account's accumulation unit value at the end of the

Valuation Period during which the allocation is effected. The Variable Account value of the Policy equals the sum, for all Investment Accounts, of the accumulation units credited to an Investment Account multiplied by that

Investment Account's accumulation unit value.

The number of Investment Account accumulation units credited to your Policy will increase when Net Premium payments are allocated to the Investment Account and when amounts are transferred to the Investment Account. The number of Investment

Account accumulation units credited to a Policy will decrease when the allocated portion of the Monthly Deduction and mortality and expense charge are taken from the Investment Account, a loan is made, an amount is transferred from the

Investment Account, or a Partial Surrender is taken from the Investment Account.


ACCUMULATION UNIT VALUES. An Investment Account's accumulation unit value is determined on each Valuation Date and varies to reflect the investment experience of the underlying Portfolio. It may increase, decrease, or remain the same from Valuation Period to Valuation Period. The accumulation unit value for the money market Investment Accounts were initially set at $1, and the accumulation unit value for each of the other Investment Accounts was arbitrarily set at $5 when each Investment Account was established. For each

Valuation Period after the date of establishment, the accumulation unit value is determined by multiplying the value of an accumulation unit for an Investment

Account for the prior Valuation Period by the net investment factor for the

Investment Account for the current Valuation Period.


NET INVESTMENT FACTOR. The net investment factor is used to measure the investment performance of an Investment Account from one Valuation Period to the next. For any Investment Account, the net investment factor for a Valuation

Period is determined by dividing (a) by (b), where:


(a) is equal to:


    1. the net asset value per share of the Portfolio held in the Investment

       Account determined at the end of the current Valuation Period; plus


    2. the per share amount of any dividend or capital gain distribution paid by the Portfolio during the Valuation Period; plus


    3. the per share credit or charge with respect to taxes, if any, paid or reserved for by AUL during the Valuation Period that are determined by

       AUL to be attributable to the operation of the Investment Account; and


(b) is equal to:


    1. the net asset value per share of the Portfolio held in the Investment

       Account determined at the end of the preceding Valuation Period; plus


    2. the per share credit or charge for any taxes reserved for the immediately preceding Valuation Period.


FIXED ACCOUNT VALUE. On any Valuation Date, the Fixed Account value of a Policy is the total of all Net Premium payments allocated to the Fixed Account, plus any amounts transferred to the Fixed Account, plus interest credited on such Net

Premium payments and amounts transferred, less the amount of any transfers from the Fixed Account, less the amount of any Partial Surrenders taken from the

Fixed Account, and less the pro rata portion of the Monthly Deduction charged against the Fixed Account.


LOAN ACCOUNT VALUE. On any Valuation Date, if there have been any Policy loans,

the Loan Account value is equal to amounts transferred to the Loan Account from the Investment Accounts and from the Fixed Account as collateral for Policy loans and for due and unpaid loan interest, less amounts transferred from the

Loan Account to the Investment Accounts and the Fixed Account as outstanding loans and loan interest are repaid, and plus interest credited to the Loan

Account.


CASH VALUE AND NET CASH VALUE


The Cash Value on a Valuation Date is the Account Value less any applicable surrender charges. The Net Cash Value on a Valuation Date is the Cash Value

reduced by any outstanding loans and loan interest. Net Cash Value is used to determine whether a grace period starts. See "Premium Payments to Prevent

Lapse." It is also the amount that is available upon full surrender of the

Policy. See "Surrendering the Policy for Net Cash Value."


                    DEATH BENEFIT AND CHANGES IN FACE AMOUNT


As long as the Policy remains in force, AUL will pay the Death Benefit Proceeds upon receipt at the Home Office of satisfactory proof of the Insured's death.

AUL may require return of the Policy. The Death Benefit Proceeds may be paid in a lump sum, generally within seven calendar days of receipt of satisfactory proof (see "When Proceeds Are Paid"), or in any other way agreeable to you and

us. Before the Insured dies, you may choose how the proceeds are to be paid. If you have not made a choice before the Insured dies, the beneficiary may choose how the proceeds are paid. The Death Benefit Proceeds will be paid to the beneficiary. See " Selecting and Changing the Beneficiary." Coverage is

effective on the later of the date the initial premium is paid or the Issue

Date.


AMOUNT OF DEATH BENEFIT PROCEEDS


The Death Benefit Proceeds are equal to the sum of the Death Benefit in force as of the end of the Valuation Period during which death occurs, plus any rider benefits, minus any outstanding loan and loan interest on that date. If the date of death occurs during a grace period, the Death Benefit will still be payable to the beneficiary, although the amount will be equal to the Death Benefit immediately prior to the start of the grace period, plus any benefits provided by rider, and less any outstanding loan and loan interest and overdue Monthly

Deductions and mortality and expense risk charges as of the date of death. Under certain circumstances, the amount of the Death Benefit may be further adjusted.

See "Limits on Rights to Contest the Policy" and "Changes in the Policy or

Benefits."


If part or all of the Death Benefit Proceeds is paid in one sum, AUL will pay interest on this sum if required by applicable state law from the date of the

Insured's death to the date of payment.

DEATH BENEFIT OPTIONS


The Owner may choose one of two Death Benefit options. Under Option 1, the Death

Benefit is the greater of the Face Amount or the Applicable Percentage (as described below) of Account Value on the date of the Insured's death. Under

Option 2, the Death Benefit is the greater of the Face Amount plus the Account

Value on the date of death, or the Applicable Percentage of the Account Value on the date of the Insured's death.


If investment performance is favorable, the amount of the Death Benefit may increase. However, under Option 1, the Death Benefit ordinarily will not change for several years to reflect any favorable investment performance and may not change at all. Under Option 2, the Death Benefit will vary directly with the investment performance of the Account Value. To see how and when investment performance may begin to affect the Death Benefit, see "Illustrations of Account

Values, Cash Values, Death Benefits and Accumulated Premium Payments."


                     APPLICABLE PERCENTAGES OF ACCOUNT VALUE



ATTAINED AGE      PERCENTAGE      ATTAINED AGE      PERCENTAGE      ATTAINED AGE      PERCENTAGE      ATTAINED AGE      PERCENTAGE


   0-40              250%              50              185%              60              130%              70              115%

    41               243%              51              178%              61              128%              71              113%

    42               236%              52              171%              62              126%              72              111%

    43               229%              53              164%              63              124%              73              109%

    44               222%              54              157%              64              122%              74              107%

    45               215%              55              150%              65              120%            75-90             105%

    46               209%              56              146%              66              119%              91              104%

    47               203%              57              142%              67              118%              92              103%

    48               197%              58              138%              68              117%              93              102%

    49               191%              59              134%              69              116%              94              101%

                                                                                                           95+             100%



INITIAL FACE AMOUNT AND DEATH BENEFIT OPTION


The initial Face Amount is set at the time the Policy is issued. You may change the Face Amount from time to time, as discussed below. You select the Death

Benefit option when you apply for the Policy. You also may change the Death

Benefit option, as discussed below. We reserve the right, however, to decline any change which might disqualify the Policy as life insurance under federal tax law.


CHANGES IN DEATH BENEFIT OPTION


Beginning one year after the Contract Date, as long as the Policy is not in the grace period, you may change the Death Benefit option on your Policy subject to the following rules. If you request a change from Death Benefit Option 2 to

Death Benefit Option 1, the Face Amount will be increased by the amount of the

Account Value on the date of change. The change will be effective on the Monthiversary following our receipt of Proper Notice.


If you request a change from Death Benefit Option 1 to Death Benefit Option 2,

the Face Amount will be decreased by the amount of the Account Value on the date of change. We may require satisfactory evidence of insurability. The change will be effective on the Monthiversary following our approval of the change. We will not permit a change which would decrease the Face Amount below $50,000.


CHANGES IN FACE AMOUNT


Beginning one year after the Contract Date, as long as the Policy is not in the grace period, you may request a change in the Face Amount. If a change in the

Face Amount would result in total premiums paid exceeding the premium limitations prescribed under current tax law to qualify your Policy as a life insurance contract, AUL will refund, after the next Monthiversary, the amount of such excess above the premium limitations. Changes in Face Amount may cause the

Policy to be treated as a Modified Endowment for federal tax purposes.


AUL reserves the right to decline a requested decrease in the Face Amount if compliance with the guideline premium limitations under current tax law would result in immediate termination of the Policy, payments would have to be made from the Cash Value for compliance with the guideline premium limitations, and the amount of such payments would exceed the Net Cash Value under the Policy.


Increases in face amount will begin a new surrender charge period for that coverage amount. Decreases in face amount will not reduce the surrender charge.


The Face Amount after any decrease must be at least $50,000. A decrease in Face

Amount will become effective on the Monthiversary that next follows receipt of

Proper Notice of a request.


Decreasing the Face Amount of the Policy may have the effect of decreasing monthly cost of insurance charges. If you have made any increases to the Face

Amount, the decrease will first be applied to reduce those increases, starting with the most recent increase. The decrease will not cause a decrease in either the Required Premium for the Guarantee Period or the surrender charge.


Any increase in the Face Amount must be at least $5,000 (unless otherwise provided by rider), and an application must be submitted. AUL reserves the right to require satisfactory evidence of insurability. In addition, the Insured's

Attained Age must be less than the current maximum Issue Age for the Policies,

as determined by AUL from time to time. A change in planned premiums may be advisable. If the Policy is within the Guarantee Period on the effective date of the increase, Required Premiums will be increased accordingly. See "Premiums."

The increase in Face Amount will become effective on the Monthiversary on or next following our approval of the increase.


For purposes of calculating cost of insurance charges, any Face Amount decrease will be used to reduce any previous Face

Amount increase then in effect, starting with the latest increase and continuing in the reverse order in which the increases were made. If any portion of the decrease is left after all Face Amount increases have been reduced, it will be used to reduce the initial Face Amount.


SELECTING AND CHANGING THE BENEFICIARY


You select the beneficiary in your application. You may select more than one beneficiary. You may later change the


beneficiary in accordance with the terms of the Policy. The primary beneficiary,

or, if the primary beneficiary is not living, the contingent beneficiary, is the person entitled to receive the Death Benefit Proceeds under the Policy. If the

Insured dies and there is no surviving beneficiary, the Owner (or the Owner's estate if the Owner is the Insured) will be the beneficiary. If a beneficiary is designated as irrevocable, then the beneficiary's written consent must be obtained to change the beneficiary.


                                  CASH BENEFITS


POLICY LOANS


Prior to the death of the Insured, you may borrow against your Policy by submitting Proper Notice to the Home Office at any time after the end of the

"right to examine" period while the Policy is not in the grace period. The

Policy is assigned to us as the sole security for the loan. The minimum amount of a new loan is $500. The maximum amount of a new loan is:


   1. 90% of the Account Value; less


   2. any loan interest due on the next Policy Anniversary; less


   3. any applicable surrender charges; less


   4. any existing loans and accrued loan interest.


Outstanding loans reduce the amount available for new loans. Policy loans will be processed as of the date your written request is received. Loan proceeds generally will be sent to you within seven calendar days. See "When Proceeds Are

Paid."


INTEREST. AUL will charge interest on any outstanding loan at an annual rate of

6.0%. Interest is due and payable on each Policy Anniversary while a loan is outstanding. If interest is not paid when due, the amount of the interest is added to the loan and becomes part of the loan.


LOAN COLLATERAL. When a Policy loan is made, an amount sufficient to secure the loan is transferred out of the Investment Accounts and the Fixed Account and

into the Policy's Loan Account. Thus, a loan will have no immediate effect on the Account Value, but the Net Cash Value will be reduced immediately by the amount transferred to the Loan Account. The Owner can specify the Investment

Accounts from which collateral will be transferred. If no allocation is specified, collateral will be transferred from each Investment Account and from the Fixed Account in the same proportion that the Account Value in each

Investment Account and the Fixed Account bears to the total Account Value in those accounts on the date that the loan is made. Due and unpaid interest will be transferred each Policy Anniversary from each Investment Account and the

Fixed Account to the Loan Account in the same proportion that each Investment

Account value and the Fixed Account bears to the total unloaned Account Value.

The amount we transfer will be the amount by which the interest due exceeds the interest which has been credited on the Loan Account.


The Loan Account will be credited with interest daily at an effective annual rate of not less than 4.0%. Any interest credited in excess of the minimum guaranteed rate is not guaranteed.


LOAN REPAYMENT; EFFECT IF NOT REPAID. You may repay all or part of your loan at any time while the Insured is living and the Policy is in force. Loan repayments must be sent to the Home Office and will be credited as of the date received. A loan repayment must be clearly marked as "loan repayment" or it will be credited as a premium, unless the premium would cause the Policy to fail to meet the federal tax definition of a life insurance contract in accordance with the

Internal Revenue Code. Loan repayments, unlike premium payments, are not subject to premium expense charges. When a loan repayment is made, Account Value in the

Loan Account in an amount equivalent to the repayment is transferred from the

Loan Account to the Investment Accounts and the Fixed Account. Thus, a loan repayment will have no immediate effect on the Account Value, but the Net Cash

Value will be increased immediately by the amount of the loan repayment. Loan repayment amounts will be transferred to the Investment Accounts and the Fixed

Account according to the premium allocation instructions in effect at that time.


If the Death Benefit becomes payable while a loan is outstanding, any outstanding loan and loan interest will be deducted in calculating the Death

Benefit Proceeds. See "Amount of Death Benefit Proceeds."


If the Monthly Deduction exceeds the Net Cash Value on any Monthiversary when the Guarantee Period is not in force, the Policy will be in default. You will be sent notice of the default. You will have a grace period within which you may submit a sufficient payment to avoid termination of coverage under the Policy.

The notice will specify the amount that must be repaid to prevent termination.

See "Premium Payments to Prevent Lapse."


EFFECT OF POLICY LOAN. A loan, whether or not repaid, will have a permanent effect on the Death Benefit and Policy values because the investment results of the Investment Accounts of the Separate Account and current interest rates credited on Account Value in the Fixed Account will apply only to the non-

loaned portion of the Account Value. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the

Investment Accounts while the loan is outstanding, the effect could be favorable or unfavorable. Policy loans may increase the potential for lapse if investment results of the Investment Accounts are less than anticipated. Also, loans could,

particularly if not repaid, make it more likely than otherwise for a Policy to terminate. See "Tax Considerations" for a discussion of the tax treatment of

Policy loans, and the adverse tax consequences if a Policy lapses with


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


loans outstanding. In particular, if your Policy is a Modified Endowment, loans may be currently taxable and subject to a 10% penalty tax.



SURRENDERING THE POLICY FOR NET CASH VALUE


You may surrender your Policy at any time for its Net Cash Value by submitting

Proper Notice to us. AUL may require return of the Policy. A surrender charge may apply. See "Surrender Charge." A surrender request will be processed as of the date your written request and all required documents are received. Payment will generally be made within seven calendar days. See "When Proceeds are Paid."

The Net Cash Value may be taken in one lump sum or it may be applied to a settlement option. See "Settlement Options." The Policy will terminate and cease to be in force if it is surrendered for one lump sum or applied to a settlement option. It cannot later be reinstated. Surrenders may have adverse tax consequences. See "Tax Considerations."


PARTIAL SURRENDERS


You may make Partial Surrenders under your Policy of at least $500 at any time after the end of the "right to examine" period by submitting Proper Notice to

us. As of the date AUL receives Proper Notice for a Partial Surrender, the

Account Value and, therefore, the Cash Value will be reduced by the Partial

Surrender.


When you request a Partial Surrender, you can direct how the Partial Surrender will be deducted from the Investment Accounts and/or the Fixed Account. If you

provide no directions, the Partial Surrender will be deducted from your Account

Value in the Investment Accounts and Fixed Account on a pro rata basis. Partial

Surrenders may have adverse tax consequences. See "Tax Considerations."


AUL will reduce the Face Amount by an amount equal to the Partial Surrender. AUL will reject a Partial Surrender request if the Partial Surrender would reduce the Face Amount below $50,000, or if the Partial Surrender would cause the

Policy to fail to qualify as a life insurance contract under applicable tax laws, as interpreted by AUL.


Partial Surrender requests will be processed as of the date your written request is received, and generally will be paid within seven calendar days. See "When

Proceeds Are Paid."


SETTLEMENT OPTIONS


At the time of surrender or death, the Policy offers various options of receiving proceeds payable under the Policy. These settlement options are summarized below. All of these options are forms of fixed-benefit annuities which do not vary with the investment performance of a separate account. Any representative authorized to sell this Policy can further explain these options upon request.


You may apply proceeds of $2,000 or more which are payable under this Policy to any of the following options:


OPTION 1 - INCOME FOR A FIXED PERIOD. Proceeds are payable in equal monthly installments for a specified number of years, not to exceed 20.


OPTION 2 - LIFE ANNUITY. Proceeds are paid in equal monthly installments for as long as the payee lives. A number of payments can be guaranteed, such as 120, or the number of payments required to refund the proceeds applied.


OPTION 3 - SURVIVORSHIP ANNUITY. Proceeds are paid in monthly installments for as long as either the first payee or surviving payee lives. A number of payments equal to the initial payment can be guaranteed, such as 120. A different monthly installment payable to the surviving payee can be specified. Any other method or frequency of payment we agree to may be used to pay the proceeds of this

Policy.


Policy proceeds payable in one sum will accumulate at interest from the date of death or surrender to the payment date at the rate of interest then paid by us or at the rate specified by statute, whichever is greater. Based on the settlement option selected, we will determine the amount payable. The minimum interest rate used in computing payments under all options will be 3% per year.


You may select or change an option by giving Proper Notice prior to the settlement date. If no option is in effect on the settlement date, the payee may select an option. If this Policy is assigned or if the payee is a corporation,

association, partnership, trustee or estate, a settlement option will be available only with our consent.


If a payee dies while a settlement option is in effect, and there is no surviving payee, we will pay a single sum to such payee's estate. The final payment will be the commuted value of any remaining guaranteed payments.

Settlement option payments will be exempt from the claims of creditors to the maximum extent permitted by law.


MINIMUM AMOUNTS. AUL reserves the right to pay the total amount of the Policy in one lump sum, if less than $2,000. If monthly payments are less than $100,

payments may be made less frequently at AUL's option.


The proceeds of this Policy may be paid in any other method or frequency of payment acceptable to us.


SPECIALIZED USES OF THE POLICY


Because the Policy provides for an accumulation of Cash Value as well as a Death

Benefit, the Policy can be used for various individual and business financial planning purposes. Purchasing the Policy in part for such purposes entails certain risks. For example, if the investment performance of Investment Accounts to which Variable Account value is allocated is poorer than expected or if sufficient premiums are not paid, the Policy may lapse or may not accumulate sufficient Variable Account value to fund the purpose for which the Policy was purchased. Partial Surrenders and Policy loans may significantly affect current and future Account Value, Net Cash Value, or Death Benefit Proceeds. Depending

upon Investment Account investment performance and the amount of a Policy loan,

the loan may cause a Policy to lapse. Because the Policy is designed to provide benefits on a long-term basis, before purchasing a Policy for a specialized purpose a purchaser should consider whether the long-term nature of the Policy is


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


consistent with the purpose for which it is being considered. Using a Policy for a specialized purpose may have tax consequences. See "Tax Considerations."


LIFE INSURANCE RETIREMENT PLANS


Any Owners or applicants who wish to consider using the Policy as a funding vehicle for non-qualified retirement purposes may obtain additional information from us. An Owner could pay premiums under a Policy for a number of years, and upon retirement, could utilize a Policy's loan and partial withdrawal features to access Account Value as a source of retirement income for a period of time.

This use of a Policy does not alter an Owner's rights or our obligations under a

Policy; the Policy would remain a life insurance contract that, so long as it remains in force, provides for a Death Benefit payable when the Insured dies.


Illustrations are available upon request that portray how the Policy can be used as a funding vehicle for non-qualified retirement plans, referred to herein as

"life insurance retirement plans," for individuals. Illustrations provided upon request show the effect on Account Value, Cash Value, and the net Death Benefit

of premiums paid under a Policy and partial withdrawals and loans taken for retirement income; or reflecting allocation of premiums to specified Investment

Accounts. This information will be portrayed at hypothetical rates of return that are requested. Charts and graphs presenting the results of the illustrations or a comparison of retirement strategies will also be furnished upon request. Any graphic presentations and retirement strategy charts must be accompanied by a corresponding illustration. Illustrations must always include or be accompanied by comparable information that is based on guaranteed cost of insurance rates and that present a hypothetical gross rate of return of 0%.

Retirement illustrations will not be furnished with a hypothetical gross rate of return in excess of 12%.


The hypothetical rates of return in illustrations are illustrative only and should not be interpreted as a representation of past or future investment results. Policy values and benefits shown in the illustrations would be different if the gross annual investment rates of return were different from the hypothetical rates portrayed, if premiums were not paid when due, and whether loan interest was paid when due. Withdrawals or loans may have an adverse effect on Policy benefits.


RISKS OF LIFE INSURANCE RETIREMENT PLANS


Using your Policy as a funding vehicle for retirement income purposes presents several risks, including the risk that if your Policy is insufficiently funded in relation to the income stream expected from your Policy, your Policy can lapse prematurely and result in significant income tax liability to you in the year in which the lapse occurs. Other risks associated with borrowing from your

Policy also apply. Loans will be automatically repaid from the Death Benefit at the death of the Insured, resulting in the estimated payment to the beneficiary of the Death Benefit Proceeds, which will be less than the Death Benefit and may be less than the Face Amount. Upon surrender, the loan will be automatically repaid, resulting in the payment to you of the Net Cash Value. Similarly, upon lapse, the loan will be automatically repaid, and the Policy will terminate without value. The automatic repayment of the loan upon lapse or surrender will cause the recognition of taxable income to the extent that Net Cash Value plus the amount of the repaid loan exceeds your basis in the Policy. Thus, under certain circumstances, surrender or lapse of your Policy could result in tax liability to you. In addition, to reinstate a lapsed Policy, you would be required to make certain payments. Thus, you should be careful to design a life insurance retirement plan so that your Policy will not lapse prematurely under various market scenarios as a result of withdrawals and loans taken from your

Policy.


To avoid lapse of your Policy, it is important to design a payment stream that does not leave your Policy with insufficient Net Cash Value. Determinations as to the amount to withdraw or borrow each year warrant careful consideration.

Careful consideration should also be given to any assumptions respecting the hypothetical rate of return, to the duration of withdrawals and loans, and to the amount of Account Value that should remain in your Policy upon its maturity.

Poor investment performance can contribute to the risk that your Policy may lapse. In addition, the cost of insurance generally increases with the age of the Insured, which can further erode existing Net Cash Value and contribute to the risk of lapse. Further, interest on a Policy loan is due to us for any

Policy Year on the Policy Anniversary. If this interest is not paid when due, it is added to the amount of the outstanding loans and loan interest, and interest will begin accruing thereon from that date. This can have a compounding effect,

and to the extent that the outstanding loan balance exceeds your basis in the

Policy, the amounts attributable to interest due on the loans can add to your federal (and possibly state) income tax liability. You should consult with your financial and tax advisors in designing a life insurance retirement plan that is suitable for your particular needs. Further, you should continue to monitor the

Net Cash Value remaining in a Policy to assure that the Policy is sufficiently funded to continue to support the desired income stream and so that it will not lapse. In this regard, you should consult your periodic statements to determine the amount of the remaining Net Cash Value. Illustrations showing the effect of charges under the Policy upon existing Account Value or the effect of future withdrawals or loans upon the Policy's Account Value and Death Benefit are available from your representative. Consideration should be given periodically to whether the Policy is sufficiently funded so that it will not lapse prematurely. Because of the potential risks associated with borrowing from a

Policy, use of the Policy in connection with a life insurance retirement plan may not be suitable for all Owners. These risks should be carefully considered before borrowing from the Policy to provide an income stream.


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


                      OTHER POLICY BENEFITS AND PROVISIONS


LIMITS ON RIGHTS TO CONTEST THE POLICY


INCONTESTABILITY. In the absence of fraud, after the Policy has been in force during the Insured's lifetime for two years from the Contract Date, AUL may not contest the Policy. Any increase in the Face Amount will not be contested after the increase has been in force during the Insured's lifetime for two years following the effective date of the increase. If you did not request the Face

Amount increase or if evidence of insurability was not required, we will not contest the increase.


If a Policy lapses and it is reinstated, we can contest the reinstated Policy during the first two years after the effective date of the reinstatement, but only for statements made in the application for reinstatement.


SUICIDE EXCLUSION. If the Insured dies by suicide, while sane or insane, within two years of the Contract Date or the effective date of any reinstatement (or less if required by state law), the amount payable by AUL will be equal to the premiums paid less any loan, loan interest, and any Partial Surrender.


If the Insured dies by suicide, while sane or insane, within two years after the effective date of any increase in the Face Amount (or less if required by state law), the amount payable by AUL on such increase will be limited to the Monthly

Deduction associated with the increase.


CHANGES IN THE POLICY OR BENEFITS


MISSTATEMENT OF AGE OR SEX. If it is determined the age or sex of the Insured as stated in the Policy is not correct, the Death Benefit will be the greater of:

(1) the amount which would have been purchased at the Insured's correct age and sex by the most recent cost of insurance charge assessed prior to the date we receive proof of death; or (2) the Account Value as of the date we receive proof of death, multiplied by the Minimum Insurance Percentage for the correct age.


OTHER CHANGES. Upon notice, AUL may modify the Policy, but only if such modification is necessary to: (1) make the Policy or the Separate Account comply with any applicable law or regulation issued by a governmental agency to which

AUL is subject; (2) assure continued qualification of the Policy under the

Internal Revenue Code or other federal or state laws relating to variable life contracts; (3) reflect a change in the operation of the Separate Account; or (4)

provide different Separate Account and/or Fixed Account accumulation options.


AUL reserves the right to modify the Policy as necessary to attempt to prevent the Owner from being considered the owner of the assets of the Separate Account.

In the event of any such modification, AUL will issue an appropriate endorsement to the Policy, if required. AUL will exercise these rights in accordance with applicable law, including approval of Owners, if required.


Any change of the Policy must be approved by AUL's President, Vice President or

Secretary. No representative is authorized to change or waive any provision of the Policy.


CHANGE OF INSURED


While the Policy is in force, it may be exchanged for a new Policy on the life of a substitute Insured. The exercise of this exchange is subject to satisfactory evidence of insurability for the substitute Insured. The Contract

Date of the new Policy will generally be the same as the Contract Date of the exchanged Policy. The Issue Date of the new Policy will be the date of the exchange. The initial Cash Value of the new Policy will be the same as the Cash

Value of the exchanged Policy on the date of the exchange. Exercise of the

Change of Insured provision will result in a taxable exchange.


EXCHANGE FOR PAID-UP POLICY


You may exchange the Policy for a paid-up whole life policy by Proper Notice and upon returning the Policy to the Home Office. The new policy will be for the level face amount, not greater than the Policy's Face Amount, which can be purchased by the Policy's Net Cash Value. The new policy will be purchased using the continuous net single premium for the Insured's age upon the Insured's last birthday at the time of the exchange. We will pay you any remaining Net Cash

Value that was not used to purchase the new policy.


At any time after this option is elected, the cash value of the new policy will be its net single premium at the Insured's then attained age. All net single premiums will be based on 3% interest and the guaranteed cost of insurance rates of the Policy. No riders may be attached to the new policy.


WHEN PROCEEDS ARE PAID


AUL will ordinarily pay any Death Benefit Proceeds, loan proceeds, Partial

Surrender proceeds, or Full Surrender proceeds within seven calendar days after receipt at the Home Office of all the documents required for such a payment.

Other than the Death Benefit, which is determined as of the date of death, the amount will be determined as of the date of receipt of required documents.

However, AUL may delay making a payment or processing a transfer request if

(1) the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists as a result of which the disposal or valuation of Separate Account assets is not reasonably practicable; or (2) the SEC by order permits postponement of payment to protect Owners.


DIVIDENDS


You will receive any dividends declared by us as long as the Policy is in force.

Dividend payments will be applied to increase the Account Value in the

Investment Accounts and Fixed Account on a pro rata basis unless you request cash payment. We do not anticipate declaring any dividends on this policy.


REPORTS TO POLICY OWNERS


At least once a year, you will be sent a report at your last known address showing, as of the end of the current report period: Account Value, Cash Value,

Death Benefit, amount of interest
credited to amounts in the Fixed Account, change in value of amounts in the

Separate Account, premiums paid, loans, Partial Surrenders, expense charges, and cost of insurance charges since the prior report. You will also be sent an annual and a semi-annual report for each Fund or Portfolio underlying an Investment Account to which you have allocated Account Value, including a list of the securities held in each Fund, as required by the 1940 Act. In addition,

when you pay premiums (except for premiums deducted automatically), or if you take out a loan, transfer amounts among the Investment Accounts and Fixed

Account or take surrenders, you will receive a written confirmation of these transactions.


ASSIGNMENT


The Policy may be assigned in accordance with its terms. In order for any assignment to be binding upon AUL, it must be in writing and filed at the Home

Office. Once AUL has received a signed copy of the assignment, the Owner's rights and the interest of any beneficiary (or any other person) will be subject to the assignment. If there are any irrevocable beneficiaries, you must obtain their written consent before assigning the Policy. AUL assumes no responsibility for the validity or sufficiency of any assignment. An assignment is subject to any loan on the Policy.


REINSTATEMENT


The Policy may be reinstated within five years (or such longer period if required by state law) after lapse, subject to compliance with certain conditions, including the payment of a necessary premium and submission of satisfactory evidence of insurability. Premium will be allocated based on the current allocations in effect for the Policy. See your Policy for further information.


RIDER BENEFITS


The following rider benefits are available and may be added to your Policy at issue. (The CBR Rider is the only rider that may be added after issue). If applicable, monthly charges for these riders will be deducted from your Account

Value as part of the Monthly Deduction. All of these riders may not be available in all states.


   WAIVER OF MONTHLY DEDUCTION DIABILITY (WMDD)

      ISSUE AGES: 0-55


   This rider waives the Monthly Deduction during a period of total disability.

   WMDD cannot be attached to Policies with Face Amounts in excess of

   $3,000,000 or rated higher than Table H. Monthly Deductions are waived for total disability following a six month waiting period. Monthly Deductions made during this waiting period are re-credited to the Account Value upon the actual waiver of the Monthly Deductions. If disability occurs before age

   60, Monthly Deductions are waived as long as total disability continues. If disability occurs between ages 60-65, Monthly Deductions are waived as long as the Insured remains totally disabled but not beyond age 65.


   GUARANTEED INSURANCE OPTION (GIO)

      ISSUE AGES: 0-39 (STANDARD RISKS ONLY)


   This rider allows the Face Amount of the Policy to be increased by the option amount or less, without evidence of insurability on the Insured.

   These increases may occur on regular option dates or alternate option dates.

   See the rider contract for the specific dates.


   CHILDREN'S BENEFIT RIDER (CBR)

      ISSUE AGES: 14 DAYS - 20 YEARS (CHILDREN'S AGES)


   This rider provides level term insurance on each child of the Insured. At issue, each child must be at least 14 days old and less than 20 years of age, and the Insured must be less than 56 years old and not have a substandard rating greater than table H. Once CBR is in force, children born to the Insured are covered automatically after they are 14 days old.

   Children are covered under CBR until they reach age 22, when they may purchase, without evidence of insurability, a separate policy with up to five times the expiring face amount of the rider's coverage. The Insured must notify Us when all children covered under the CBR have attained the age of 22, in order for the charge for the rider to be discontinued.


   OTHER INSURED RIDER (OIR)

      ISSUE AGES: 0-85 (OTHER INSURED'S AGE)


   The Other Insured Rider is level term life insurance on someone other than the Insured. The minimum issue amount is $10,000; the maximum issue amount is equal to three times the Face Amount. A maximum of two OIRs may be added to the Policy. The OIR amount of coverage may be changed in the future, but increases are subject to evidence of insurability.


   Prior to the Other Insured's age 70, the OIR may be converted to a permanent individual policy without evidence of insurability. The OIR may be converted to permanent coverage on the Monthiversary following the date of the

   Insured's death.


   SAME INSURED RIDER (SIR)

      ISSUE AGES: 0-85


   This rider provides level term life insurance on the Insured. The minimum issue amount is $10,000; the maximum issue is equal to three times the Face

   Amount of the Policy. Only one SIR may be added to the Policy. The SIR face amount may be changed (increases are subject to evidence of insurability).

   Prior to age 70 (55 for substandard risks), the Insured may convert the SIR to permanent coverage without evidence of insurability.


   WAIVER OF PREMIUM DISABILITY (WPD)

     ISSUE AGES: 0-55


   This rider pays a designated premium into the Account Value during a period of total disability. The minimum designated premium is $100. WPD may not be added to a Policy unless WMDD is already added. If disability occurs before age 60, the designated premium benefit is paid as long as total disability continues. If disability occurs between ages 60-65,

   the designated premium benefit is paid as long as the Insured remains totally disabled but not beyond age 65.


   LAST SURVIVOR RIDER (LS)

      ISSUE AGES: 20-85


   This rider modifies the terms of the Policy to provide insurance on the lives of two Insureds rather than one. When the Last Survivor Rider is attached, the Death Benefit Proceeds are paid to the beneficiary upon the death of the last surviving Insured. The cost of insurance charges reflect the anticipated mortality of the two Insureds and the fact that the Death

   Benefit is not paid until the death of the surviving Insured. For a Policy containing the LS Rider to be reinstated, either both Insureds must be alive on the date of the reinstatement, or the surviving Insured must be alive and the lapse occurred after the death of the first Insured. The

   Incontestability, Suicide, and Misstatement of Age or Sex provisions of the

   Policy apply to either Insured.


   LS Rider also provides a Policy Split Option, allowing the Policy on two

   Insureds to be split into two separate Policies, one on the life of each

   Insured. The LS Rider also includes an Estate Preservation Benefit which increases the Face Amount of the Policy under certain conditions. The Estate

   Preservation Benefit is only available to standard risks and preferred risks.


   AUTOMATIC INCREASE RIDER (AIR)

      ISSUE AGES: 0-55 (STANDARD RISKS ONLY)


   This rider increases the Insured's base coverage by 5% each year, without evidence of insurability. The 5% increase is compounded annually and is based on the base coverage Face Amount on Policy Anniversaries. No increases are made during any period in which the Monthly Deduction is being waived.

   Insured's initial base coverage must be at least $100,000. This rider is only available with Death Benefit Option 2.


   AIR terminates on the earliest of the following dates: the date an automatic increase is rejected, the date the Face Amount is decreased, the date requested in writing by the Owner, the date of Policy termination, or the anniversary date 20 years after issue of this rider. There is no charge for

   AIR. New coverage generated by the rider results in an increase in the target premium. All charges for any new coverage are based on the Insured's nearest age at the time of increase.


   GUARANTEED MINIMUM DEATH BENEFIT RIDER (GMDB)


   This rider extends the Guarantee Period as listed on the Policy Data Page.

   While the GMDB rider is in force, the Policy will remain in force and will not begin the grace period if on each Monthiversary, the sum of the premiums paid to date, less any Partial Surrenders, any outstanding loan and loan interest, equals or exceeds the required premium for the Guaranteed Minimum

   Death Benefit multiplied by the number of Policy months since the Contract

   Date. The guarantee provided by this rider terminates if this test is failed on any Monthiversary. The guarantee will not be reinstated. The GMDB Rider is only available to standard and preferred risks.


   ACCELERATED DEATH BENEFIT RIDER (ABR)


   This rider allows for a prepayment of a portion of the Policy's Death Benefit while the Insured is still alive, if the Insured has been diagnosed as terminally ill, and has 12 months or less to live. The minimum amount available is $5,000. The maximum benefit payable (in most states) is the lesser of $500,000 or 50% of the Face Amount. ABR may be added to the Policy at any time while it is still in force. This rider is not available if the

   Last Survivor Rider is issued. There is no charge for ABR.


   ACCOUNTING BENEFIT RIDER


   If the Owner fully surrenders his policy while this rider is in effect during Policy Years 1 and 2, We will waive all Surrender Charges. In addition, we will return any Sales Charge and Premium Tax Charge assessed.

   On a full surrender during Policy Years 3 through 5, we will waive all

   Surrender Charges. No Sales Charge or Premium Tax Charge will be returned.

   We will assess the applicable Surrender Charge on full surrenders in Policy

   Years 6 and later.


   No waiver of Surrender Charge or refund of Sales Charges and Premium Tax

   Charges will occur on a Partial Surrender.


   This benefit is only available where the applicant has requested to Us that the policy be used as an informal funding vehicle for a non-qualified deferred compensation plan.


                               TAX CONSIDERATIONS


The following summary provides a general description of the federal income tax considerations associated with the Policy and does not purport to be complete or to cover all situations. This discussion is not intended as tax advice. Counsel or other competent tax advisors should be consulted for more complete information. This discussion is based upon AUL's understanding of the present federal tax laws as they currently are interpreted by the Internal Revenue

Service (the "IRS").


TAX STATUS OF THE POLICY


In order to attain the tax benefits normally associated with life insurance, the

Policy must be classified for federal income tax purposes as a life insurance contract. Section 7702 of the Internal Revenue Code sets forth a definition of a life insurance contract for federal income tax purposes. The U.S. Treasury

Department (the "Treasury") is authorized to prescribe regulations implementing

Section 7702. While proposed regulations and other interim guidance has been issued, final regulations have not been adopted.  In short, guidance as to how

Section 7702 is to be applied is limited. If a Policy were determined not to be a life insurance contract for purposes of Section 7702, such Policy would not provide the tax advantages normally provided by a life insurance contract.

With respect to a Policy issued on a standard basis, AUL believes that such a

Policy should meet the Section 7702 definition of a life insurance contract.

With respect to a Policy that is issued on a substandard basis (i.e., a premium class with extra rating involving higher than standard mortality risk) or one involving joint insureds, there is less guidance, in particular as to how the mortality and other expense requirements of Section 7702 are to be applied in determining whether such a Policy meets the Section 7702 definition of a life insurance contract. If the requirements of Section 7702 were deemed not to have been met, the Policy would not provide the tax benefits normally associated with life insurance and the tax status of all contracts invested in the Investment

Account to which premiums were allocated under the non-qualifying contract might be affected.


If it is subsequently determined that a Policy does not satisfy Section 7702,

AUL may take whatever steps are appropriate and reasonable to attempt to cause such a Policy to comply with Section 7702. For these reasons, AUL reserves the right to modify the Policy as it deems necessary in its sole discretion to attempt to qualify it as a life insurance contract under Section 7702.


Section 817(h) of the Internal Revenue Code requires that the investments of each of the Investment Accounts must be "adequately diversified" in accordance with Treasury regulations in order for the Policy to qualify as a life insurance contract under Section 7702 of the Internal Revenue Code. The Investment Accounts, through the Portfolios, intend to comply with the diversification requirements prescribed in Treas. Reg. Section 1.817-5, which affect how the

Portfolio's assets are to be invested. AUL believes that the Investment Accounts will meet the diversification requirements, and AUL will monitor continued

compliance with this requirement.


In certain circumstances, owners of variable life insurance contracts may be considered the owners, for federal income tax purposes, of the assets of the investment accounts used to support their contracts. In those circumstances,

income and gains from the investment account assets would be includible in the variable contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of investment account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The

Treasury has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company, to be treated as the owner of the assets in the account."

This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which contract holders may direct their investments to particular investment accounts without being treated as owners of the underlying assets."


The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of investment account assets. For example,

an Owner has additional flexibility in allocating Net Premium payments and

Account Value. These differences could result in an Owner being treated as the owner of a pro rata portion of the assets of the Investment Accounts. In addition, AUL does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury has stated it expects to issue. AUL therefore reserves the right to modify the Policy as necessary to attempt to prevent an Owner from being considered the Owner of a pro rata share of the assets of the Investment Accounts.


The following discussion assumes that the Policy will qualify as a life insurance contract for federal income tax purposes.


TAX TREATMENT OF POLICY BENEFITS


IN GENERAL. AUL believes that the proceeds and Account Value increases of a

Policy should be treated in a manner consistent with a fixed-benefit life insurance contract for federal income tax purposes. Thus, the Death Benefit under the Policy should be excludable from the gross income of the beneficiary under Section 101(a)(1) of the Internal Revenue Code. However, if you elect a settlement option for a Death Benefit other than in a lump sum, a portion of the payment made to you may be taxable.


Depending on the circumstances, the exchange of a Policy, a change in the

Policy's Death Benefit option, a Policy loan, a Partial Surrender, a surrender,

a change in ownership, or an assignment of the Policy may have federal income tax consequences. In addition, federal, state and local transfer, and other tax consequences of ownership or receipt of Policy proceeds depends on the circumstances of each Owner or beneficiary.


The Policy may also be used in various arrangements, including nonqualified deferred compensation or salary continuation plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of a Policy in any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax advisor regarding the tax attributes of the particular arrangement.


Generally, the Owner will not be deemed to be in constructive receipt of the

Account Value, including increments thereof, until there is a distribution. The tax consequences of distributions from, and loans taken from or secured by, a

Policy depend on whether the Policy is classified as a Modified Endowment. Upon a complete surrender or lapse of a Policy, whether or not a Modified Endowment,

the excess of the amount received plus the amount of any outstanding loans and loan interest over the total investment in the Policy will generally be treated as ordinary income subject to tax.


MODIFIED ENDOWMENTS. Section 7702A establishes a class of life insurance Policies designated as "Modified Endowment Contracts." The rules relating to whether a Policy will be treated as a Modified Endowment are extremely complex and cannot be adequately described in the limited confines of this summary. In general, a Policy will be a Modified Endowment if the accumulated premiums paid at any time during the first seven Policy Years exceed the sum of the net level premiums which would have been paid on or before such time if the

Policy provided for paid-up future benefits after the payment of seven level annual premiums. A Policy may also become a Modified Endowment after a material change. The determination of whether a Policy will be a Modified Endowment after a material change generally depends upon the relationship of the Death Benefit and Account Value at the time of such change and the additional premiums paid in the seven years following the material change.


Due to the Policy's flexibility, classification as a Modified Endowment will depend on the individual circumstances of each Policy. In view of the foregoing,

a current or prospective Owner should consult with a tax adviser to determine whether a Policy transaction will cause the Policy to be treated as a Modified

Endowment. However, at the time a premium is credited which in AUL's view would cause the Policy to become a Modified Endowment, AUL will attempt to notify the

Owner that unless a refund of the excess premium (with any appropriate interest)

is requested by the Owner, the Policy will become a Modified Endowment. However,

we do not undertake to provide such notice. The Owner will have 30 days after receiving such notification to request the refund.


Policies classified as Modified Endowments will be subject to the following:

First, all distributions, including distributions upon surrender and Partial

Surrender, from such a Policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the Account Value immediately before the distribution over the investment in the Policy (described below) at such time. Second, loans taken from or secured by such a Policy, are treated as distributions from the Policy and taxed accordingly. Past due loan interest that is added to the loan amount will be treated as a loan. Third, a 10 percent additional income tax is imposed on the portion of any distribution from, or loan taken from or secured by, such a Policy that is included in income except where the distribution or loan is made on or after the Owner attains age 59 1/2,

is attributable to the Owner's becoming disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the

Owner or the joint lives (or joint life expectancies) of the Owner and the

Owner's beneficiary.


If a Policy becomes a Modified Endowment after it is issued, distributions made during the Policy Year in which it becomes a Modified Endowment, distributions in any subsequent Policy Year and distributions within two years before the

Policy becomes a Modified Endowment will be subject to the tax treatment described above. This means that a distribution from a Policy that is not a

Modified Endowment could later become taxable as a distribution from a Modified

Endowment.


All Modified Endowments that are issued by AUL (or its affiliates) to the same

Owner during any calendar year are treated as one Modified Endowment for purposes of determining the amount includible in an Owner's gross income under

Section 72(e) of the Internal Revenue Code.


Distributions from a Policy that is not a Modified Endowment are generally treated as first recovering the investment in the Policy (described below) and then, only after the return of all such investment in the Policy, as distributing taxable income. An exception to this general rule occurs in the case of a decrease in the Policy's Death Benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the Owner in order for the

Policy to continue complying with the Section 7702 definitional limits. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702.


Loans from, or secured by, a Policy that is not a Modified Endowment are not treated as distributions. Instead, such loans are treated as advances of the death benefit to the Owner.


Finally, neither distributions (including distributions upon surrender) nor loans from, or secured by, a Policy that is not a Modified Endowment are subject to the 10 percent additional income tax.


POLICY LOAN INTEREST. Generally, consumer interest paid on any loan under a

Policy which is owned by an individual is not deductible for federal or state income tax purposes. The deduction of other forms of interest paid on Policy loans may also be subject to other restrictions under the Internal Revenue Code.

A qualified tax adviser should be consulted before deducting any Policy loan interest.


INVESTMENT IN THE POLICY. Investment in the Policy means: (1) the aggregate amount of any premiums or other consideration paid for a Policy, minus (2) the aggregate amount received under the Policy which is excluded from gross income of the Owner (except that the amount of any loan from, or secured by, a Policy that is a Modified Endowment, to the extent such amount is excluded from gross income, will be disregarded), plus (3) the amount of any loan from, or secured by, a Policy that is a Modified Endowment to the extent that such amount is included in the gross income of the Owner.


ESTATE AND GENERATION SKIPPING TAXES


When the Insured dies, the Death Benefits will generally be includible in the

Owner's estate for purposes of federal estate tax if the Insured owned the

Policy. If the Owner was not the Insured, the fair market value of the Policy would be included in the Owner's estate upon the Owner's death. Nothing would be includible in the Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.


Federal estate tax is integrated with federal gift tax under a unified rate schedule. An unlimited marital deduction may be available for federal estate and gift tax purposes. The unlimited marital deduction permits the deferral of taxes until the death of the surviving spouse.


If the Owner (whether or not he or she is the Insured) transfers ownership of the Policy to someone two or more generations younger, the transfer may be subject to the generation-skipping transfer tax with the taxable amount being the value of the Policy. The generation-skipping transfer tax provisions generally apply to transfers which would be subject to the gift and estate tax rules. Because these rules are complex, the Owner should consult with a qualified tax advisor for specific information if ownership is passing to younger generations.


LIFE INSURANCE PURCHASED FOR USE IN SPLIT DOLLAR ARRANGEMENTS


Final regulations on split-dollar life insurance arrangements were issued by the

Treasury Department effective September 17, 2003, modifying IRS Notice 2002-8

(Rev. Rul. 2008-105, I.R.B. 2003-40).


NONQUALIFIED DEFERRED COMPENSATION. On October 22, 2004, IRC Section 409A was

enacted as part of the American Jobs Creation Act of 2004. Contributions into non-qualified deferred compensation plans after December 31, 2004 are governed by this code section. Purchasers should consult a qualified tax advisor to determine tax treatment resulting from such an arrangement.


TAXATION UNDER SECTION 403(b) PLANS


PURCHASE PAYMENTS. Under Section 403(b) of the Code, payments made by certain employers (i.e., tax-exempt organizations meeting the requirements of Section

501(c)(3) of the Code, or public educational institutions) to purchase Policies for their employees are excludible from the gross income of employees to the extent that such aggregate purchase payments do not exceed certain limitations prescribed by the Code. This is the case whether the purchase payments are a result of voluntary salary reduction amounts or employer contributions. Salary reduction payments, however, are subject to FICA (social security) taxes.


TAXATION OF DISTRIBUTIONS. Distributions from a Section 403(b) Policy are taxed as ordinary income to the recipient. Taxable distributions received before the employee attains Age 59 1/2 generally are subject to 10% penalty tax in addition to regular income tax. Certain distributions are excepted from this penalty tax including distributions following the employee's death, disability, separation from service after age 55, separation from service at any age if the distribution is in the form of an annuity for the life (or life expectancy) of the employee (or the employee and Beneficiary), and distributions not in excess of deductible medical expenses. In addition, no distributions of voluntary salary reduction amounts made for years after December 31, 1988 (plus earnings thereon and earnings on Policy Values as of December 31, 1988) will be permitted prior to one of the following events: attainment of age 59 1/2 by the employee or the employee's separation from service, death, disability or hardship.

(Hardship distributions will be limited to the lesser of the amount of the hardship or the amount of salary reduction contributions, exclusive of earnings thereon.)


REQUIRED DISTRIBUTIONS. At the time of retirement, the Policy must be: (1)

transferred to a non-life insurance 403(b) contract which complies with the distribution requirements of the Internal Revenue Code and will continue in force, subject to the payment of any required premium, and the provisions of the

403(b) Policy endorsement will no longer apply to the Policy; or (2)

surrendered; or (3) distributed.


NON-INDIVIDUAL OWNERSHIP OF CONTRACTS


If the Owner of a Policy is an entity rather than an individual, the tax treatment may differ from that described above. Accordingly, prospective Owners that are entities should consult a qualified tax advisor.


POSSIBLE CHARGE FOR AUL'S TAXES


At the present time, AUL makes no charge for any federal, state or local taxes

(other than the charge for state and local premium taxes) that it incurs that may be attributable to the Investment Accounts or to the Policies. However, AUL

reserves the right to make additional charges for any such tax or other economic burden resulting from the application of the tax laws that it determines to be properly attributable to the Investment Accounts or to the Policies.


                  OTHER INFORMATION ABOUT THE POLICIES AND AUL


POLICY TERMINATION


The Policy will terminate, and insurance coverage will cease, as of: (1) the end of the Valuation Period during which we receive Proper Notice to surrender the

Policy; (2) the expiration of a grace period; or (3) the death of the Insured.

See "Surrendering the Policy for Net Cash Value," "Premium Payments to Prevent

Lapse," and "Death Benefit and Changes in Face Amount."


RESOLVING MATERIAL CONFLICTS


The Funds presently serve as the investment medium for the Separate Account and,

therefore, indirectly for the Policies. In addition, the Funds have advised us that they are available to registered separate accounts of insurance companies,

other than AUL, offering variable annuity and variable life insurance policies.


We do not currently foresee any disadvantages to you resulting from the Funds selling shares as an investment medium for products other than the Policies.

However, there is a theoretical possibility that a material conflict of interest may arise between Owners whose Cash Values are allocated to the Separate Account and the owners of variable life insurance policies and variable annuity contracts issued by other companies whose values are allocated to one or more other separate accounts investing in any one of the Funds. Shares of some of the

Funds may also be sold to certain qualified pension and retirement plans qualifying under Section 401 of the Internal Revenue Code. As a result, there is a possibility that a material conflict may arise between the interests of Owners or owners of other contracts (including contracts issued by other companies),

and such retirement plans or participants in such retirement plans.


In the event of a material conflict, we will take any necessary steps, including removing the Separate Account from that Fund, to resolve the matter. The Board of Directors/Trustees of each Fund will monitor events in order to identify any material conflicts that may arise and determine what action, if any, should be taken in response to those events or conflicts.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS


We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Separate Account or that the Separate Account may purchase. If the shares of a Portfolio are no longer available for investment or if, in our judgment, further investment in any Portfolio should become inappropriate in view of the purposes of the Separate Account, we may redeem the shares, if any, of that Portfolio and substitute shares of another registered open-end management investment company.

We will not substitute any shares attributable to a Policy's interest in an

Investment Account of the Separate Account without notice to you and prior approval of the SEC and state insurance authorities, to the extent required by the Investment Company Act of 1940 or other applicable law.


We also reserve the right to establish additional Investment Accounts of the

Separate Account, each of which would invest in shares corresponding to a

Portfolio of a Fund or in shares of another investment company having a specified investment objective. Any new Investment Accounts may be made available to existing Owners on a basis to be determined by AUL. Subject to applicable law and any required SEC approval, we may, in our sole discretion,

eliminate one or more Investment Accounts if marketing needs, tax considerations or investment conditions warrant.


If any of these substitutions or changes are made, we may, by appropriate endorsement, change the Policy to reflect the substitution or change.


If we deem it to be in the best interests of persons having voting rights under the Policies (subject to any approvals that may be required under applicable law), the Separate Account may be operated as a management investment company under the Investment Company Act of 1940, it may be deregistered under that Act if registration is no longer required, or it may be combined with other AUL separate accounts.


SALE OF THE POLICIES


The Policies will be offered to the public on a continuous basis, and we do not anticipate discontinuing the offering of the Policies. However, we reserve the right to discontinue the offering. Applications for Policies are solicited by representatives who are licensed by applicable state insurance authorities to sell our variable life contracts and who are also registered representatives of

OneAmerica Securities, Inc., which is registered with the SEC under the

Securities Exchange Act of 1934 as a broker-dealer and is a member of the

National Association of Securities Dealers, Inc. OneAmerica Securities, Inc., is

a wholly owned subsidiary of American United Life Insurance Company, and is the

distributor and "principal underwriter," as defined in the Investment Company

Act of 1940, of the Policies for the Separate Account. We are not obligated to sell any specific number of Policies.


Registered representatives may be paid commissions on Policies they sell.

Representatives generally will be paid 50% of planned premiums paid in the first year for premiums up to target premium. For planned premiums paid in excess of target premium, registered representatives will also receive 3% of that excess.

Additional commissions may be paid in certain circumstances. Other allowances and overrides also may be paid.


STATE REGULATION


AUL is subject to regulation by the Department of Insurance of the State of

Indiana, which periodically examines the financial condition and operations of

AUL. AUL is also subject to the insurance laws and regulations of all jurisdictions where it does business. The Policy described in this Prospectus has been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.


AUL is required to submit annual statements of operations, including financial statements, to the insurance departments of the various jurisdictions where it does business to determine solvency and compliance with applicable insurance laws and regulations.


ADDITIONAL INFORMATION


A registration statement under the Securities Act of 1933 has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information set forth in the registration statement.

The omitted information may be obtained at the SEC's principal office in Washington, D.C. by paying the SEC's prescribed fees.


LITIGATION


The Separate Account is not a party to any litigation. Its depositor, AUL, as an insurance company, ordinarily is involved in litigation. AUL is of the opinion that, at present, such litigation is not material to the Owners of the Policies.


LEGAL MATTERS


Dechert LLP, Washington, D.C., has provided advice on certain matters relating to the federal securities laws. Matters of Indiana law pertaining to the Policies, including AUL's right to issue the Policies and its qualification to do so under applicable laws and regulations issued thereunder, have been passed upon by John C. Swhear, Associate General Counsel of AUL.


FINANCIAL STATEMENTS


Financial statements of AUL and the Variable Account as of December 31, 2006 are

included in the Statement of Additional Information.

              STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS



Description                                                               Page


GENERAL INFORMATION AND HISTORY ............................................ 3

DISTRIBUTION OF CONTRACTS .................................................. 3

CUSTODY OF ASSETS .......................................................... 3

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM .............................. 3

FINANCIAL STATEMENTS ....................................................... 5



--------------------------------------------------------------------------------

                              PROSPECTUS EXHIBIT 1


                                FORM ADV PART II

--------------------------------------------------------------------------------

                                                    ---------------------------

                                                    OMB APPROVAL

                                                    ---------------------------

FORM ADV    UNIFORM APPLICATION FOR                 OMB Number: 3235-0049

INVESTMENT ADVISER REGISTRATION PART II - PAGE 1    Expires: July 31, 2008

                                                    Estimated average burden

                                                    hours per response...9.402

                                                    ----------------------------




----------------------------------------------------------------------------------------------------------------

Name of Investment Adviser:


AMERICAN UNITED LIFE INSURANCE COMPANY

----------------------------------------------------------------------------------------------------------------


Address: (Number and Street)             (City)       (State)     (Zip Code)    Area Code:    Telephone Number:

P.O. BOX 368, ONE AMERICAN SQUARE.    INDIANAPOLIS      IN          46206         (317)           285-1869


----------------------------------------------------------------------------------------------------------------



  THIS PART OF FORM ADV GIVES INFORMATION ABOUT THE INVESTMENT ADVISER AND ITS

   BUSINESS FOR THE USE OF CLIENTS. THE INFORMATION HAS NOT BEEN APPROVED OR

                     VERIFIED BY ANY GOVERNMENTAL AUTHORITY.




                                        TABLE OF CONTENTS


 ITEM

NUMBER      ITEM                                                                           PAGE

------      ----                                                                           ----


  1         Advisory Services and Fees                                                        2


  2         Types of Clients                                                                  2


  3         Types of Investments                                                              3


  4         Methods of Analysis, Sources of Information and

               Investment Strategies                                                          3


  5         Education and Business Standards                                                  4


  6         Education and Business Background                                                 4


  7         Other Business Activities                                                         4


  8         Other Financial Industry Activities or Affiliation                                5


  9         Participation or Interest in Client Transactions                                  5


 10         Conditions for Managing Accounts                                                  5


 11         Review of Accounts                                                                6


 12         Investment or Brokerage Discretion                                                6


 13         Additional Compensation                                                           7


 14         Balance Sheet                                                                     7


            Continuation Sheet                                                       Schedule F


            Balance Sheet, if required                                               Schedule G


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      (Schedules A, B, C, D, and E are included with Part I of this Form, for the use of regulatory bodies, and are not distributed to clients.)

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


 POTENTIAL PERSONS WHO ARE TO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED

  IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY

                            VALID OMB CONTROL NUMBER.



FORM ADV                     -----------------------------------------------------------------------------------------------

PART II - PAGE 2             Applicant:                                       SEC File Number:            Date:


                             AMERICAN UNITED LIFE INSURANCE COMPANY           801 - 8074                  03/31/2007




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

1.  A.    ADVISORY SERVICES AND FEES. (check the applicable boxes)               For each type of service provided,

                                                                                 state the approximate % of total

    Applicant:                                                                   advisory billings from that service.


                                                                                 (See instruction below.)





[x]  (1)  Provides investment supervisory services                                                                99.00%

                                                                                                                  -----

[x]  (2)  Manages investment advisory accounts not involving investment supervisory services                       1.00%

                                                                                                                  -----

[ ]  (3)  Furnishes investment advice through consultations not included in either service

          described above                                                                                              %


[ ]  (4)  Issues periodicals about securities by subscription                                                          %


[ ]  (5)  Issues special reports about securities not included in any service described above                          %


[ ]  (6)  Issues, not as part of any service described above, any charts, graphs, formulas or other

          devices which clients may use to evaluate securities                                                         %


[ ]  (7)  On more than an occasional basis, furnishes advice to clients on matters not involving

          securities                                                                                                   %


[ ]  (8)  Provides a timing service                                                                                    %


[ ]  (9)  Furnishes advice about securities in any manner not described above                                          %


 (Percentages should be based on applicant's last fiscal year. If applicant has not completed its first fiscal year, provide estimates of advisory billings for that year and state that the percentages are estimates.)

-----------------------------------------------------------------------------------------------------------------------------





                                                                                                      Yes              No


    B.        Does applicant call any of the services it checked above financial planning or

              some similar term?                                                                      [ ]             [x]


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    C.        Applicant offers investment advisory services for: (check all that apply)


    [x]  (1)  A percentage of assets under management           [ ]  (4)  Subscription fees


    [ ]  (2)  Hourly charges                                    [ ]  (5)  Commissions


    [x]  (3)  Fixed fees (not including subscription fees)      [ ]  (6)  Other


-----------------------------------------------------------------------------------------------------------------------------

    D.        For each check box in A above, describe on Schedule F:


    o         the services provided, including the name of any publication or report issued by the adviser on a subscription basis or for a fee


    o         applicant's basic fee schedule, how fees are charged and whether its fees are negotiable


    o         when compensation is payable, and if compensation is payable before service is provided, how a client may get a refund or may terminate an investment advisory contract before its expiration date


-----------------------------------------------------------------------------------------------------------------------------


2.  TYPES OF CLIENTS -- Applicant generally provides investment advice to: (check those that apply)


    [x]   A.  Individuals                                       [ ]  E.  Trusts, estates, or charitable organizations


    [ ]   B.  Banks or thrift institutions                      [x]  F.  Corporations or business entities other than

                                                                         those listed above

    [x]   C.  Investment companies

                                                                [ ]  G.  Other (describe on Schedule F)

    [x]   D.  Pension and profit sharing plans


=============================================================================================================================

        Answer all items. Complete amended pages in full, circle amended items and file with execution page (page 1).

-----------------------------------------------------------------------------------------------------------------------------




FORM ADV                     -----------------------------------------------------------------------------------------------

PART II - PAGE 3             Applicant:                                       SEC File Number:            Date:


                             AMERICAN UNITED LIFE INSURANCE COMPANY           801 - 8074                  03/31/2007





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3.  TYPES OF INVESTMENTS. Applicant offers advice on the following: (check those that apply)


          A.  Equity Securities                                  [x]  H.  United States government securities


    [x]       (1)  exchange-listed securities


    [x]       (2)  securities traded over-the-counter                 I.  Options contracts on:


    [x]       (3)  foreign issuers                               [ ]      (1)  securities


                                                                 [ ]      (2)  commodities

    [ ]   B.  Warrants


                                                                      J.  Futures contracts on:


    [x]   C.  Corporate debt securities                          [ ]      (1)  tangibles


              (other than commercial paper)                      [ ]      (2)  intangibles


    [x]   D.  Commercial paper                                        K.  Interests in partnerships investing in:


                                                                 [ ]      (1)  real estate


    [x]   E.  Certificates of deposit                            [ ]      (2)  oil and gas interests


                                                                 [ ]      (3)  other (explain on Schedule F)

    [x]   F.  Municipal securities

                                                                 [ ]  L.  Other (explain on Schedule F)

          G.  Investment company securities:


    [x]       (1)  variable life insurance


    [x]       (2)  variable annuities


    [x]       (3)  mutual fund shares


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




4.  METHODS OF ANALYSIS, SOURCES OF INFORMATION, AND INVESTMENT STRATEGIES.


    A.        Applicant's security analysis methods include: (check those that apply)


         (1)  [ ]  Charting                                         (4)   [ ]  Cyclical


         (2)  [x]  Fundamental                                      (5)   [x]  Other (explain on Schedule F)


         (3)  [x]  Technical


----------------------------------------------------------------------------------------------------------------------------


    B.        The main sources of information applicant uses include: (check those that apply)


         (1)  [x]  Financial newspapers and magazines               (5)   [ ]  Timing services


         (2)  [x]  Inspections of corporate activities              (6)   [x]  Annual reports, prospectuses, filings with

                                                                               the Securities and Exchange Commission


         (3)  [x]  Research materials prepared by others            (7)   [x]  Company press releases


         (4)  [x]  Corporate rating services                        (8)   [ ]  Other (explain on Schedule F)


-----------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------

        Answer all items. Complete amended pages in full, circle amended items and file with execution page (page 1).

-----------------------------------------------------------------------------------------------------------------------------




FORM ADV                     -----------------------------------------------------------------------------------------------

PART II - PAGE 4             Applicant:                                       SEC File Number:            Date:


                             AMERICAN UNITED LIFE INSURANCE COMPANY           801 - 8074                  03/31/2007





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    C.        The investment strategies used to implement any investment advice given to clients include:

              (check those that apply)


         (1)  [x]  Long term purchases

                   (securities held at least a year)                (5)   [ ]  Margin transactions


         (2)  [x]  Short term purchases

                   (securities sold within a year)                  (6)   [ ]  Option writing, including covered

                                                                               options, uncovered options or

                                                                               spreading strategies


         (3)  [x]   Trading (securities sold within 30 days)        (7)   [ ]  Other (explain on Schedule F)


         (4)  [ ]   Short sales


----------------------------------------------------------------------------------------------------------------------------


5.   EDUCATION AND BUSINESS STANDARDS.


     Are there any general standards of education or business experience that applicant requires of those involved in determining or giving investment advice to clients?


                              (If yes, describe these standards on Schedule F.)

                                                                                                    Yes            No

                                                                                                    [x]           [ ]


----------------------------------------------------------------------------------------------------------------------------


6.   EDUCATION AND BUSINESS BACKGROUND.


     For:

     o        each member of the investment committee or group that determines general investment advice to be given to clients, or


     o        if the applicant has no investment committee or group, each individual who determines general investment advice given to clients (if more than five, respond only for their supervisors)


     o        each principal executive officer of applicant or each person with similar status or performing similar functions.


     On Schedule F, give the:


     o        name                                                o    formal education after high school


     o        year of birth                                       o    business background for the preceding five years


----------------------------------------------------------------------------------------------------------------------------


7.   OTHER BUSINESS ACTIVITIES. (check those that apply)


     [x]  A.  Applicant is actively engaged in a business other than giving investment advice.


     [x]  B.  Applicant sells products or services other than investment advice to clients.


     [x]  C.  The principal business of applicant or its principal executive officers involves something other than providing investment advice.


          (For each checked box describe the other activities, including the time spent on them, on Schedule F.)


----------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------

        Answer all items. Complete amended pages in full, circle amended items and file with execution page (page 1).

----------------------------------------------------------------------------------------------------------------------------




FORM ADV                     -----------------------------------------------------------------------------------------------

PART II - PAGE 5             Applicant:                                       SEC File Number:            Date:


                             AMERICAN UNITED LIFE INSURANCE COMPANY           801 - 8074                  03/31/2007





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8.   OTHER FINANCIAL INDUSTRY ACTIVITIES OR AFFILIATIONS. (check those that apply)


     [ ]  A.  Applicant is registered (or has an application pending) as a securities broker-dealer.


     [ ]  B.  Applicant is registered (or has an application pending) as a futures commission merchant, commodity pool operator or commodity trading adviser.


          C.  Applicant has arrangements that are material to its advisory business or its clients with a related person who is a:


     [x] (1)  broker-dealer                                      [ ] (7)   accounting firm


     [x] (2)  investment company                                 [ ] (8)   law firm


     [x] (3)  other investment adviser                           [x] (9)   insurance company or agency


     [ ] (4)  financial planning firm                            [ ] (10)  pension consultant


     [ ] (5)  commodity pool operator, commodity                 [ ] (11)  real estate broker or dealer

              trading adviser or futures commission

              merchant


     [ ] (6)  banking or thrift institution                      [ ] (12)  entity that creates or packages limited

                                                                           partnerships


             (For each checked box in C, on Schedule F identify the related person and describe the relationship and the arrangements.)


          D.  Is applicant or a related person a general partner in any partnership in which clients are solicited to invest?

                          (If yes, describe on Schedule F the partnerships and what they invest in.)

                                                                                                        Yes            No

                                                                                                        [ ]           [x]


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

9.  PARTICIPATION OR INTEREST IN CLIENT TRANSACTIONS.


    Applicant or a related person: (check those that apply)


    [ ]  A.  As principal, buys securities for itself from or sells securities it owns to any client.


    [ ]  B.  As broker or agent effects securities transactions for compensation for any client.


    [ ]  C.  As broker or agent for any person other than a client effects transactions in which client securities are sold to or bought from a brokerage customer.


    [ ]  D.  Recommends to clients that they buy or sell securities or investment products in which the applicant or a related person has some financial interest.


    [x]  E.  Buys or sells for itself securities that it also recommends to clients.


            (For each box checked, describe on Schedule F, when the applicant or a related person engages in these transactions and what restrictions, internal procedures, or disclosures are used for conflicts of interest in those transactions.)


   Describe on Schedule F, your code of ethics, and state that you will provide a copy of your code of ethics to any client prospective client upon request.


----------------------------------------------------------------------------------------------------------------------------


10. CONDITIONS FOR MANAGING ACCOUNTS. Does the applicant provide investment supervisory services, manage investment advisory accounts or hold itself out as providing financial planning or some similarly termed services and impose a minimum dollar value of assets or other conditions for starting or maintaining an account?


                                      (If yes, describe on Schedule F.)

                                                                                                        Yes            No

                                                                                                        [ ]           [x]


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        Answer all items. Complete amended pages in full, circle amended items and file with execution page (page 1).

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

FORM ADV                     -----------------------------------------------------------------------------------------------

PART II - PAGE 6             Applicant:                                       SEC File Number:            Date:


                             AMERICAN UNITED LIFE INSURANCE COMPANY           801 - 8074                  03/31/2007

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

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11. REVIEW OF ACCOUNTS. If applicant provides investment supervisory services, manages investment advisory accounts, or holds itself out as providing financial planning or some similarly termed services:


     A.     Describe below the reviews and reviewers of the accounts. FOR REVIEWS, include their frequency, different levels, and triggering factors. FOR REVIEWERS, include the number of reviewers, their titles and functions,

            instructions they receive from applicant on performing reviews, and number of accounts assigned each.


     AUL AS THE INVESTMENT ADVISOR, IS RESPONSIBLE FOR PROVIDING A CONTINUOUS PROGRAM FOR THE MANAGEMENT OF DAY-TO-DAY

     INVESTMENT OPERATIONS, SUBJECT TO THE OVERALL SUPERVISION OF THE BOARD OF DIRECTORS OF THE ONEAMERICA FUNDS, INC.


     THE FOLLOWING AUL EMPLOYEES REGULARLY PERFORM QUARTERLY REVIEWS OF THE PERFORMANCE AND INVESTMENT OF EACH

     PORTFOLIO FOR THE ONEAMERICA FUND, INC.'S BOARD OF DIRECTORS:


     G. DAVID SAPP, Sr. V.P., INVESTMENTS

     KATHRYN E. HUDSPETH, V.P., EQUITIES

     MATTHEW HALL, Sr. RESEARCH ANALYST


     SUCH REVIEWS AND BOARD REPORTS USUALLY CONTAIN INFORMATION RELATING TO MARKET ACTIVITY AND GENERAL

     ECONOMIC CONDITIONS, PERFORMANCE OF THE PORTFOLIO SECURITIES, THE COST OF BROKER COMMISSIONS AND THE INTENDED

     INVESTMENT STRATEGY BASED ON CURRENT CONDITIONS.


     B.     Describe below the nature and frequency of regular reports to clients on their accounts.


     SEE ANSWER TO 11.A. ABOVE


     IBBOTSON REVIEWS THE PORTFOLIO OPTIMIZATION MODELS ON AN ANNUAL BASIS AND UPDATES THE ASSET ALLOCATION

     MODELS. ACCOUNTS ARE UPDATED CONSISTENT WITH THIS ANALYSIS.


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12.  INVESTMENT OR BROKERAGE DISCRETION.


     A.     Does applicant or any related person have authority to determine, without obtaining specific client consent, the:


     (1)    securities to be bought or sold?                                                            Yes           No

                                                                                                        [x]           [ ]


     (2)    amount of the securities to be bought or sold?                                              Yes           No

                                                                                                        [x]           [ ]


     (3)    broker or dealer to be used?                                                                Yes           No

                                                                                                        [x]           [ ]


     (4)    commission rates paid?                                                                      Yes           No

                                                                                                        [x]           [ ]


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        Answer all items. Complete amended pages in full, circle amended items and file with execution page (page 1).

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

FORM ADV                     -----------------------------------------------------------------------------------------------

PART II - PAGE 7             Applicant:                                       SEC File Number:            Date:


                             AMERICAN UNITED LIFE INSURANCE COMPANY           801 - 8074                  03/31/2007

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

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     B.     Does applicant or a related person suggest brokers to clients?

                                                                                                        Yes           No

                                                                                                        [ ]           [x]


     For each yes answer to A describe on Schedule F any limitations on the authority. For each yes to A(3), A(4) or B,

     describe on Schedule F the factors considered in selecting brokers and determining the reasonableness of their commissions. If the value of products, research and services given to the applicant or a related person is a factor,

     describe:


     o      the products, research and services


     o      whether clients may pay commissions higher than those obtainable from other brokers in return for those products and services


     o      whether research is used to service all of applicant's accounts or just those accounts paying for it; and


     o      any procedures the applicant used during the last fiscal year to direct client transactions to a particular broker in return for products and research services received.


----------------------------------------------------------------------------------------------------------------------------


13.  ADDITIONAL COMPENSATION.


     Does the applicant or a related person have any arrangements, oral or in writing, where it:


     A.      is paid cash by or receives some economic benefit (including commissions, equipment or non-research services) from a non-client in connection with giving advice to clients?

                                                                                                        Yes           No

                                                                                                        [ ]           [x]


     B.      directly or indirectly compensates any person for client referrals?


                                (For each yes, describe the arrangements on Schedule F.)

                                                                                                        Yes           No

                                                                                                        [ ]           [x]


----------------------------------------------------------------------------------------------------------------------------


14.  BALANCE SHEET. Applicant must provide a balance sheet for the most recent fiscal year on Schedule G if applicant:


     o       has custody of client funds or securities (unless applicant is registered or registering only with the

             Securities and Exchange Commission); or


     o       requires prepayment of more than $500 in fees per client and 6 or more in advance


     Has applicant provided a Schedule G balance sheet?

                                                                                                        Yes           No

                                                                                                        [ ]           [x]


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        Answer all items. Complete amended pages in full, circle amended items and file with execution page (page 1).

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

SCHEDULE F OF                      ----------------------------------------------------------------------------------------

FORM ADV                           Applicant:                                    SEC File Number:          Date:

CONTINUATION SHEET FOR FORM ADV

PART II                            AMERICAN UNITED LIFE INSURANCE COMPANY        801 - 8074                03/31/2007


-----------------------------------------------------------------------------------------------------------------------------

                (Do not use this Schedule as a continuation sheet for Form ADV Part I or any other schedules.)


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

1.  Full name of applicant exactly as stated in Item 1A of Part I of Form ADV:                    IRS Empl. Ident. No.:


AMERICAN UNITED LIFE INSURANCE COMPANY                                                            35-0145825


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


 ITEM OF FORM

  (IDENTIFY)                                                ANSWER

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

II 1.A                 AUL OFFERS GROUP VARIABLE ANNUITY CONTRACTS TO BE USED IN CONNECTION WITH CERTAIN

                       RETIREMENT PLANS AND INDIVIDUAL VARIABLE ANNUITY LIFE CONTRACTS. THESE CONTRACTS PROVIDE

                       FOR THE ACCUMULATION OF VALUES ON A VARIABLE BASIS, FIXED BASIS OR BOTH. CONTRIBUTIONS

                       DESIGNATED TO ACCUMULATE ON A VARIABLE BASIS MAY BE ALLOCATED TO ONE OR MORE OF THE

                       INVESTMENT ACCOUNTS OF THE AUL AMERICAN UNIT TRUSTS, AUL AMERICAN INDIVIDUAL UNIT

                       TRUST, AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST AND AUL AMERICAN

                       INDIVIDUAL VARIABLE LIFE UNIT TRUST REGISTERED UNIT INVESTMENT TRUSTS AND SEPARATE

                       ACCOUNTS OF AUL. AUL ACTS AS THE INVESTMENT ADVISOR TO THE ONEAMERICA FUNDS, INC. ("THE

                       FUND"). OTHER MUTUAL FUND SHARES MAY BE PURCHASED BY THE SEPARATE ACCOUNTS FROM

                       MUTUAL FUNDS WHICH HAVE INVESTMENT ADVISERS OTHER THAN AUL.


                       THE FUND AND AUL (THE "ADVISER") ENTERED INTO AN INVESTMENT ADVISOR AGREEMENT IN 1990

                       WHICH WAS APPROVED BY THE FUND SHAREHOLDERS AND TRUST PARTICIPANTS ON MAY 8, 1991.

                       THEREAFTER, THE AGREEMENT HAS BEEN REVIEWED ANNUALLY BY THE FUND'S BOARD OF DIRECTORS

                       UNLESS OTHERWISE REQUIRED BY FEDERAL SECURITIES LAWS. SUBJECT TO THE OVERALL SUPERVISION OF

                       THE FUND'S BOARD OF DIRECTORS, THE ADVISER EXERCISES RESPONSIBILITY FOR THE INVESTMENT AND

                       REINVESTMENT OF THE FUND'S ASSETS. THE ADVISER MANAGES THE DAY-TO-DAY INVESTMENT

                       OPERATIONS OF THE FUND AND THE COMPOSITION OF EACH OF THE PORTFOLIOS, INCLUDING THE

                       PURCHASE, RETENTION AND DISPOSITION OF THE INVESTMENTS, SECURITIES AND CASH CONTAINED

                       THEREIN IN ACCORDANCE WITH EACH PORTFOLIO'S INVESTMENT OBJECTIVES AND POLICIES AS STATED

                       IN THE FUND'S CURRENT PROSPECTUS. THE AGREEMENT WAS LAST APPROVED BY THE BOARD OF

                       DIRECTORS ON FEBRUARY 23, 2007.


                       UNDER THE INVESTMENT ADVISORY AGREEMENT, THE ADVISER IS COMPENSATED FOR ITS SERVICES AT

                       A MONTHLY FEE BASED ON AN ANNUAL PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF EACH

                       PORTFOLIO. FOR EACH PORTFOLIO, THE FUND PAYS THE ADVISER A FEE AT AN ANNUAL RATE OF THE

                       PORTFOLIO'S AVERAGE DAILY NET ASSETS OF 0.50% FOR THE VALUE, INVESTMENT GRADE BOND AND

                       ASSET DIRECTOR PORTFOLIOS; 0.40% FOR THE MONEY MARKET PORTFOLIO; AND, 0.70% FOR THE

                       SOCIALLY RESPONSIVE PORTFOLIO. THE INVESTMENT ADVISER IS ALSO THE DISTRIBUTOR OF CONTRACTS

                       IN WHICH THE PORTFOLIOS ARE OFFERED. THE DISTRIBUTOR IS ENTITLED TO 0.30% OF THE AVERAGE

                       DAILY NET ASSETS OF EACH PORTFOLIO'S ADVISER CLASS SHARES FOR DISTRIBUTION AND SHAREHOLDER

                       SERVICES PROVIDED (12B-1 FEES) TO THE SHAREHOLDERS.


                       THE STATE LIFE INSURANCE COMPANY, A SUBSIDIARY OF ONEAMERICA FINANCIAL PARTNERS, INC.

                       AUL PERFORMS CERTAIN INVESTMENT MANAGEMENT SERVICES FOR AND ON BEHALF OF STATE LIFE,

                       AND PURSUANT TO AN AGREEMENT BETWEEN THE TWO COMPANIES.


                       UNDER THIS AGREEMENT, AUL PROVIDES A CONTINUOUS INVESTMENT PROGRAM AND IS RESPONSIBLE FOR THE

                       COMPOSITION OF STATE LIFE'S INVESTMENT PORTFOLIO. IN CONSIDERATION, STATE LIFE PAYS AUL 13

                       BASIS POINTS ANNUALLY FOR STATE LIFE'S MEAN INVESTED ASSETS FOR EACH YEAR THE AGREEMENT REMAINS

                       IN EFFECT. STATE LIFE IS RESPONSIBLE FOR ALL OF THE EXPENSES AND LIABILITIES RELATING TO ITS

                       INVESTMENT PORTFOLIO AND FOR ESTABLISHING THE INVESTMENT


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                                    (C) 1996 ProFormWare, Inc. (portions of software only)

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

                       OBJECTIVES FOR AUL TO FOLLOW. AUL AGREES TO MAINTAIN AND PRESERVE REQUIRED RECORDS

                       RELATED TO STATE LIFE INVESTMENTS.


                       PIONEER MUTUAL LIFE INSURANCE COMPANY,("PML") A SUBSIDIARY OF ONEAMERICA FINANCIAL

                       PARTNERS, INC.


                       PML PAYS AUL 13 BASIS POINTS ANNUALLY FOR PML'S MEAN INVESTED ASSETS FOR EACH YEAR.


                       MISCELLANEOUS INVESTMENT ADVISORY CLIENTS


                       AUL HAS ENTERED INTO AGREEMENTS WITH MISCELLANEOUS INVESTMENT ADVISORY CLIENTS WHEREBY

                       AUL SERVES AS INVESTMENT ADVISOR TO THESE ENTITIES REGARDING CERTAIN PRIVATE PLACEMENT

                       FIXED INCOME INVESTMENTS IN WHICH AUL IS PARTICIPATING. THESE ENTITIES MAINTAIN ULTIMATE

                       DISCRETION IN ALL SECURITIES PURCHASES. THEY PAY AUL AN ANNUAL FEE ON A QUARTERLY BASIS, IN

                       ARREARS, FEES FOR THE SERVICES RENDERED UNDER THE AGREEMENT IN THE AMOUNT UP TO 12.5

                       BASIS POINTS OF THE OUTSTANDING AGGREGATE PRINCIPAL VALUE OF THE ASSETS HELD AT THE END OF

                       EACH QUARTER WHICH WERE PURCHASED UNDER THIS AGREEMENT.


                       AUL HAS ENTERED INTO AN AGREEMENT WHEREBY IBBOTTSON ASSOCIATES PROVIDES ADVICE TO

                       PLAN SPONSORS REGARDING FUNDS TO BE INCLUDED IN THE PLAN. IBBOTTSON WILL RECOMMEND A

                       PLAN LEVEL INVESTMENT PORTFOLIO BASED ON THE PLAN SPONSOR'S UNIQUE EMPLOYEE PROFILE.

                       AUL WILL CHARGE PLAN SPONSOR A MAXIMUM FEE OF $2,000, DEPENDING ON PLAN ASSETS. AUL

                       PAYS IBBOTSON A FLAT FEE OF $70,000 PER YEAR FOR THE SERVICE.


                       PORTFOLIO OPTIMIZATION PROGRAM


                       AUL OFFERS, THROUGH SOME VARIABLE ANNUITY AND VARIABLE LIFE CONTRACTS, ASSET ALLOCATION

                       PROGRAMS THAT MAY CONSTITUTE THE PROVISION OF INVESTMENT ADVICE UNDER SEC RULES.


                       UNDER THESE PROGRAMS, AUL HAS DEVELOPED SEVERAL ASSET ALLOCATIONS MODELS, EACH BASED

                       ON DIFFERENT PROFILES OF AN INVESTOR'S WILLINGNESS TO ACCEPT INVESTMENT RISK. IF THE CLIENT

                       DECIDES TO SUBSCRIBE TO THE PORTFOLIO OPTIMIZATION SERVICE, INITIAL PREMIUMS OR VARIABLE

                       ACCOUNT VALUE, AS APPLICABLE, WILL BE ALLOCATED TO THE INVESTMENT OPTIONS ACCORDING TO THE

                       MODEL SELECTED. SUBSEQUENT PURCHASE PAYMENTS, IF ALLOWED UNDER THE CONTRACT, WILL ALSO

                       BE ALLOCATED ACCORDINGLY.


                       AUL WILL SERVE AS THE INVESTMENT ADVISOR FOR THE SERVICE, WITH ALL ASSOCIATED FIDUCIARY

                       RESPONSIBILITIES, SOLELY FOR PURPOSES OF DEVELOPMENT OF THE PORTFOLIO OPTIMIZATION MODELS

                       AND PERIODIC UPDATES OF THE MODELS. EACH MODEL IS EVALUATED ANNUALLY TO ASSESS WHETHER

                       THE COMBINATION OF INVESTMENT OPTIONS WITHIN THE MODEL SHOULD BE CHANGED TO BETTER

                       SEEK OPTIMIZE THE POTENTIAL RETURN FOR THE LEVEL OF RISK TOLERANCE INTENDED FOR THE MODEL.

                       AS A RESULT OF THE PERIODIC ANALYSIS, EACH MODEL MAY CHANGE AND INVESTMENT OPTIONS MAY

                       BE DELETED FROM A MODEL.


                       WHEN AUL UPDATES THE MODELS, IT WILL SEND WRITTEN NOTICE OF THE UPDATED MODELS AT LEAST

                       30 DAYS IN ADVANCE OF THE DATE IT INTENDS THE UPDATED VERSION OF THE MODEL TO BE EFFECTIVE.

                       IF THE CLIENT TAKES NO ACTION, THE VARIABLE ACCOUNT VALUE (OR SUBSEQUENT PREMIUMS, IF

                       APPLICABLE) WILL BE REALLOCATED IN ACCORDANCE WITH THE UPDATED MODEL AUTOMATICALLY. IF

                       THE CLIENT DOES NOT WISH TO ACCEPT THE CHANGES TO THE SELECTED MODEL, THE CLIENT CAN CHANGE

                       TO A DIFFERENT MODEL OR WITHDRAW FROM THE PORTFOLIO OPTIMIZATION SERVICE BY PROVIDING NOTICE

                       TO AUL. SOME OF THE RIDERS AVAILABLE UNDER THE CONTRACT REQUIRE THE CLIENT TO PARTICIPATE

                       IN AN ASSET ALLOCATION SERVICE. IF THE CLIENT PURCHASES ANY OF THESE RIDERS, SUCH RIDERS WILL

                       TERMINATE IF THE CLIENT WITHDRAWS FROM PORTFOLIO OPTIMIZATION OR ALLOCATE ANY PORTION OF THE

                       CLIENT'S SUBSEQUENT PREMIUMS OR ACCOUNT VALUE TO AN INVESTMENT OPTION THAT IS NOT CURRENTLY

                       INCLUDED IN A MODEL (AS MORE FULLY DESCRIBED IN EACH RIDER.)


                       PARTICIPANTS IN GROUP VARIABLE ANNUITIES MAY RECEIVE INVESTMENT ADVICE FROM A THIRD PARTY

                       INVESTMENT ADVICE PROVIDER. THERE IS NO COST TO THE PARTICIPANT WHEN USING THE BASIC

                       INVESTMENT ADVICE SERVICE. AUL MAY ALSO ASSESS AND ACCOUNT MANAGEMENT FEE DIRECTLY

                       AGAINST THE ACCOUNT OF EACH PARTICIPANT WHO UTILIZES THE MORE DETAILED, HANDS-ON MANAGED

                       ACCOUNTS SERVICE. THE FEE FOR THE MANAGED ACCOUNT SERVICES IS A MAXIMUM OF ONE PERCENT OF

                       THE TOTAL ACCOUNT VALUE, PAID IN .25 PERCENT QUARTERLY INSTALLMENTS. AUL MAY FORWARD A

                       PORTION OF THE FEE TO THE INVESTMENT ADVICE PROVIDER AND TO THE BROKER AS A FINDER'S FEE.


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                                    (C) 1996 ProFormWare, Inc. (portions of software only)

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

II 4.A                 APPLICANT'S SECURITY ANALYSIS METHODS INCLUDE QUANTITATIVE MODELING.


II 5.                  IN GENERAL, THE APPLICANT REQUIRES THAT ALL INDIVIDUALS INVOLVED IN DETERMINING OR GIVING

                       INVESTMENT ADVICE HAVE A COLLEGE DEGREE AND APPROXIMATELY 2-3 YEARS OF BUSINESS EXPERIENCE.


II 6.                  DAYTON H. MOLENDORP

                       DOB 4/8/47

                       EDUCATION: GRADUATE OF WESTMAR COLLEGE

                       PRESIDENT AND CEO* 9/1/2004-PRESENT

                       EXECUTIVE VICE PRESIDENT * 2/2003 TO 5/2004

                       SENIOR VICE PRESIDENT, INDIVIDUAL DIVISION 9/1999 - 2/2003

                       DIRECTOR, AUL, 12/2000 - PRESENT


                       G. DAVID SAPP, CFA

                       DOB: 12/3/46

                       EDUCATION: GRADUATE OF INDIANA UNIVERSITY

                       Sr. VICE PRESIDENT, INVESTMENTS * 1/1992 TO PRESENT


                       JOHN C. SWHEAR

                       DOB:  5/31/61

                       EDUCATION: GRADUATE BALL STATE UNIVERSITY & INDIANA UNIVERSITY SCHOOL OF LAW

                       ASSISTANT GENERAL COUNSEL AND INVESTMENT ADVISOR

                       CHIEF COMPLIANCE OFFICER * 6/2004 - PRESENT

                       ASSISTANT GENERAL COUNSEL * 4/2003 - 6/2004

                       SENIOR COUNSEL * 8/2000 - 5/2003


                       KENT ADAMS, CFA

                       DOB: 3/11/48

                       EDUCATION: GRADUATE OF INDIANA UNIVERSITY

                       VICE PRESIDENT, FIXED INCOME SECURITIES * 1/1992 TO PRESENT


                       KATHRYN E. HUDSPETH

                       DOB: 5/9/59

                       EDUCATION: GRADUATE OF INDIANA WESLEYAN & BALL STATE UNIVERSITY

                       VICE PRESIDENT, EQUITIES * 11/1994 TO PRESENT


                       MICHAEL I. BULLOCK, CFA

                       DOB: 7/26/62

                       EDUCATION: GRADUATE OF INDIANA UNIVERSITY & BUTLER UNIVERSITY

                       VICE PRESIDENT, PRIVATE PLACEMENTS * 11/08/2004 TO PRESENT

                       ASST. VICE PRESIDENT, MORTGAGE-BACKED SECURITIES * 11/2000 TO 11/08/2004


                       JOHN C. MASON, CFA

                       DOB: 8/23/64

                       EDUCATION: GRADUATE OF INDIANA UNIVERSITY

                       VICE PRESIDENT, MARKETABLE CORPORATE BONDS * 5/2003 TO PRESENT

                       ASST. VICE PRESIDENT, MARKETABLE CORPORATE BONDS 8/1998-4/2003


                       MATTHEW HALL, CFA

                       DOB:  12/31/71

                       EDUCATION: GRADUATE OF WESTERN KENTUCKY UNIVERSITY

                       DIRECTOR OF FIXED INCOME * 7/2005 TO PRESENT

                       INVESTMENT OFFICER CORPORATE SECURITIES, AUL * 09/2002 TO 7/2005


                       TYLER GENTRY, CFA

                       DOB: 1/21/77

                       EDUCATION: UNIVERSITY OF IOWA

                       RESEARCH ANALYST * 5/9/05 TO PRESENT

                       SENIOR RESEARCH ANALYST, PRIVATE PLACEMENTS FIXED INCOME,

                       PRINCIPAL FINANCIAL GROUP 2002 TO 2005


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                                    (C) 1996 ProFormWare, Inc. (portions of software only)

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

                       STEVEN T. HOLLAND

                       DOB:  10/10/58

                       EDUCATION: GRADUATE OF MIAMI UNIVERSITY & INDIANA UNIVERSITY

                       VICE PRESIDENT, MORTGAGE LOANS * 6/1997 TO PRESENT


                       ERIK LEIGHTON

                       DOB:  11/24/71

                       EDUCATION: GRADUATE OF DEPAUW UNIVERSITY & BUTLER UNIVERSITY

                       ASSISTANT EQUITY PORTFOLIO MANAGER * 7/2006 TO PRESENT

                       SENIOR RESEARCH ANALYST * 10/2003 TO 7/2006

                       INVESTMENT RESEARCH ANALYST * 8/2001 TO 10/2003


                       ROBERT E. FERGUSON

                       DOB: 3/31/57

                       EDUCATION: GRADUATE OF INDIANA UNIVERSITY & INDIANA UNIVERSITY SCHOOL OF LAW

                       DEPUTY COUNSEL * 8/06/2004 TO PRESENT

                       ASSISTANT GENERAL COUNSEL * 12/1995 TO 08/06/2004

                       DAVID C. McCONAHA

                       DOB: 06/04/1976

                       EDUCATION: BALL STATE UNIVERSITY & INDIANA UNIVERSITY

                       RESEARCH ANALYST * 07/13/2006 TO PRESENT

                       FINANCIAL ANALYST, 07/2004 TO 07/2006 MAGELLAN HEALTH SERVICES

                       REGISTERED REPRESENTATIVE, CHARLES SCHWAB 06/1998- 06/2004


                       EDWARD ZHOU

                       DOB: 1/29/71

                       EDUCATION: GRADUATE OF XIAMEN UNIVERSITY & UNIVERSITY OF AKRON

                       SENIOR RESEARCH ANALYST * 8/2/2006 TO PRESENT

                       PRIVATE BUSINESS CONSULTANT 06/2006 TO 07/2006

                       SENIOR INVESTMENT ADVISOR, FORTIS HAITONG INVESTMENT MANAGEMENT 06/2004 TO 05/2006

                       GRADUATE ASSISTANT, BOSTON COLLEGE CARROLL SCHOOL OF MANAGEMENT 09/2003 TO 03/2004

                       SENIOR MARKETING ANALYST, AMERICAN GENERAL FINANCE 05/2002 TO 08/2003

                       SENIOR ACCOUNTING ANALYST, COOPER TIRE & RUBBER COMPANY 08/1997 TO 05/2002


                           * OF APPLICANT


II 7.(A)(B)(C)         AUL IS A STOCK LIFE INSURANCE COMPANY EXISTING UNDER THE LAWS OF THE STATE OF INDIANA. AUL

                       PRIMARILY CONDUCTS A CONVENTIONAL LIFE INSURANCE, HEALTH INSURANCE, ANNUITY BUSINESS AND

                       REINSURANCE. APPLICANT SPENDS APPROXIMATELY 90% OF ITS TIME CONDUCTING THESE ACTIVITIES.


                       SEE ANSWER PROVIDED IN II 1. A OF THIS SCHEDULE F.


                       THE BOARD OF DIRECTORS HAS ADOPTED INVESTMENT OBJECTIVES FOR EACH OF THE PORTFOLIOS.

                       ADDITIONALLY, THE PORTFOLIOS ARE SUBJECT TO CERTAIN INVESTMENT RESTRICTIONS. NEITHER THE

                       INVESTMENT OBJECTIVES NOR THE INVESTMENT RESTRICTIONS MAY BE CHANGED WITHOUT A

                       MAJORITY VOTE OF THE SHAREHOLDERS OF THE AFFECTED PORTFOLIO. THE APPLICANT HAS THE

                       AUTHORITY TO DETERMINE, WITHOUT OBTAINING SPECIFIC CLIENT CONSENT, THE AMOUNT AND TYPE

                       OF SECURITIES TO BE BOUGHT OR SOLD, PROVIDED THAT THE INVESTMENT OBJECTIVES AND

                       INVESTMENT RESTRICTIONS ARE FOLLOWED.


                       IN EXECUTING TRANSACTIONS, THE ADVISER WILL ATTEMPT TO OBTAIN THE BEST EXECUTION FOR A

                       PORTFOLIO TAKING INTO ACCOUNT SUCH FACTORS AS PRICE (INCLUDING THE APPLICABLE BROKERAGE

                       COMMISSION OR DOLLAR SPREAD), SIZE OF ORDER, THE NATURE OF THE MARKET FOR THE SECURITY, THE

                       TIMING OF THE TRANSACTION, THE REPUTATION, EXPERIENCE AND FINANCIAL STABILITY OF THE BROKER-

                       DEALER INVOLVED, THE QUALITY OF THE SERVICE, THE DIFFICULTY OF EXECUTION AND OPERATIONAL

                       FACILITIES OF THE FIRMS INVOLVED, AND THE FIRMS RISK IN POSITIONING A BLOCK OF SECURITIES. IN

                       EFFECTING PURCHASES AND SALES OF PORTFOLIO SECURITIES IN TRANSACTIONS ON NATIONAL STOCK

                       EXCHANGES FOR THE ACCOUNT OF A PORTFOLIO, THE ADVISER MAY PAY HIGHER COMMISSION RATES

                       THAN THE LOWEST AVAILABLE WHEN THE ADVISER BELIEVES IT IS REASONABLE TO DO SO IN LIGHT OF THE

                       VALUE OF THE BROKERAGE AND RESEARCH SERVICES PROVIDED BY THE BROKER-DEALER EFFECTING THE


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                                    (C) 1996 ProFormWare, Inc. (portions of software only)

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

                       TRANSACTION, AS DESCRIBED BELOW. IN THE CASE OF SECURITIES TRADE ON THE OVER-THE-COUNTER

                       MARKETS, THERE IS GENERALLY NO STATED COMMISSION, BUT THE PRICE INCLUDES AN UNDISCLOSED

                       COMMISSION OR MARK-UP.


II 8.C(1)              ONEAMERICA SECURITIES, INC., A REGISTERED BROKER AND REGISTERED INVESTMENT ADVISER

                       DEALER LOCATED AT ONE AMERICAN SQUARE, INDIANAPOLIS, IN 46206 IS A WHOLLY OWNED

                       SUBSIDIARY OF AUL IS THE DISTRIBUTOR OF ALL REGISTERED PRODUCTS OFFERED BY AUL.


II 8.C(2)              SEE ANSWER PROVIDED IN 111.A OF THIS SCHEDULE F.


II.9.E                 SOME SECURITIES CONSIDERED FOR INVESTMENT BY THE ADVISER MAY ALSO BE APPROPRIATE FOR

                       THE ADVISER'S GENERAL ACCOUNT AS WELL AS FOR OTHER ACCOUNTS SERVED BY THE ADVISER. IF A

                       PURCHASE OR SALE OF SECURITIES CONSISTENT WITH THE INVESTMENT POLICIES OF A PORTFOLIO AND ONE

                       OR MORE OF THESE ACCOUNTS SERVED BY THE ADVISER IS CONSIDERED AT OR ABOUT THE SAME TIME,

                       IT IS THE POLICY OF THE ADVISER TO AGGREGATE THE TRADES IN ORDER TO ASSIST WITH ITS OBLIGATIONS

                       TO SEEK BEST EXECUTION FOR ITS CLIENTS. IT IS ALSO THE POLICY OF THE ADVISER NOT TO FAVOR ANY

                       ONE ACCOUNT OR PORTFOLIO OVER ANOTHER IN THE EVENT THAT SECURITY TRADES ARE AGGREGATED.

                       ANY PURCHASE OR SALE ORDERS EXECUTED CONTEMPORANEOUSLY ARE ALLOCATED AT THE AVERAGE

                       PRICE AND AS NEARLY AS PRACTICABLE ON A PRO RATA BASIS IN PROPORTION TO THE AMOUNTS

                       DESIRED TO BE PURCHASED OR SOLD BY EACH ACCOUNT OR PORTFOLIO. HOWEVER, ADDITIONAL FACTORS

                       WILL ALSO BE TAKEN INTO CONSIDERATION WHEN DETERMINING PROPER SHARE ALLOCATION, SO THAT

                       THE FINAL ALLOCATION MAY NOT BE BASED SOLELY ON A PRO RATA CALCULATION. THESE FACTORS

                       INCLUDE BUT ARE NOT LIMITED TO, THE FOLLOWING:


                                  1) PERCENTAGE OF THE TRADE EXECUTED


                                  2) TOTAL NUMBER OF SHARES TRADED


                                  3) CASH FLOW ISSUES FOR EACH PORTFOLIO

                                  4) EQUITY ALLOCATION FOR EACH PORTFOLIO PRIOR TO TRADE EXECUTION


                                  5) TARGETED STOCK ALLOCATION FOR WATCH PORTFOLIO PRIOR TO TRADE EXECUTION


                       WHILE IT IS CONCEIVABLE THAT IN CERTAIN INSTANCES THESE PROCEDURES COULD ADVERSELY AFFECT

                       THE PRICE OR NUMBER OF SHARES INVOLVED IN A PARTICULAR PORTFOLIO TRANSACTION, IT IS BELIEVED

                       THAT THESE PROCEDURES GENERALLY CONTRIBUTE TO BETTER OVERALL EXECUTION.


II 12.A (1) & (2)      THE BOARD OF DIRECTORS HAS ADOPTED INVESTMENT OBJECTIVES FOR EACH OF THE PORTFOLIOS.

                       ADDITIONALLY, THE PORTFOLIOS ARE SUBJECT TO CERTAIN INVESTMENT RESTRICTIONS. NEITHER THE

                       INVESTMENT OBJECTIVES NOR THE INVESTMENT RESTRICTIONS MAY BE CHANGED WITHOUT A MAJORITY

                       VOTE OF THE SHAREHOLDERS OF THE AFFECTIVE PORTFOLIO. THE APPLICANT HAS THE AUTHORITY TO

                       DETERMINE, WITHOUT OBTAINING SPECIFIC CLIENT CONSENT, THE AMOUNT AND TYPE OF SECURITIES

                       TO BE BOUGHT OR SOLD, PROVIDED THAT THE INVESTMENT OBJECTIVES AND INVESTMENT RESTRICTIONS

                       ARE FOLLOWED.


II 12.A (3) & (4)      IN EXECUTING TRANSACTIONS, THE ADVISER WILL ATTEMPT TO OBTAIN THE BEST EXECUTION FOR A

                       PORTFOLIO, TAKING INTO ACCOUNT SUCH FACTORS AS PRICE (INCLUDING THE APPLICABLE BROKERAGE

                       COMMISSION OR DOLLAR SPREAD), SIZE OF ORDER, THE NATURE OF THE MARKET FOR THE SECURITY, THE

                       TIMING OF THE TRANSACTION, THE REPUTATION, EXPERIENCE AND FINANCIAL STABILITY OF THE BROKER-

                       DEALER INVOLVED, THE QUALITY OF THE SERVICE, THE DIFFICULTY OF EXECUTION, THE OPERATIONAL

                       FACILITIES OF THE FIRMS INVOLVED AND THE FIRMS RISK IN POSITIONING A BLOCK OF SECURITIES. IN

                       EFFECTING PURCHASES AND SALES, THE ADVISER MAY PAY HIGHER COMMISSION RATES THAN THE

                       LOWEST AVAILABLE WHEN THE ADVISER BELIEVES IT IS REASONABLE TO DO SO IN LIGHT OF THE VALUE OF

                       THE BROKERAGE AND RESEARCH SERVICES PROVIDED BY THE BROKER-DEALER EFFECTING THE

                       TRANSACTION. THE ADVISER MAY USE RESEARCH SERVICES FOR CLIENTS OTHER THAN THE CLIENT ON

                       WHOSE BEHALF THE RESEARCH WAS ACTUALLY EARNED.


----------------------------------------------------------------------------------------------------------------------------

                 Complete amended pages in full, circle amended items and file with execution page (page 1).

----------------------------------------------------------------------------------------------------------------------------


                                   (C) 1996 ProFormWare, Inc. (portions of software only)


--------------------------------------------------------------------------------


No dealer, salesman or any other person is authorized by the Individual Variable

Life Unit Trust or by AUL to give any information or to make any representation other than as contained in this Prospectus in connection with the offering described herein.


The Statement of Additional Information contains additional information about the Variable Account and AUL. To learn more about the Contract, you should read the Statement of Additional Information dated the same date as this Prospectus.

The Table of Contents for the Statement of Additional Information appears on the last page of this Prospectus. For a free copy of the Statement of Additional

Information please call 1-800-863-9354 or write to us at One American Square,

P.O. Box 7127, Indianapolis, Indiana 46206-7127.


The Statement of Additional Information has been filed with the SEC and is incorporated by reference into this Prospectus and is legally a part of this

Prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the Statement of Additional Information and other information about us and the Contract. Information about us and the Contract (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public

Reference Room in Washington, DC., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 450 Fifth

Street, NW, Washington, DC 2059-0102. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090.


The products described herein are not insured by the Federal Deposit Insurance

Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.


Investment Company Act of 1940 Registration File No. 811-8311


--------------------------------------------------------------------------------


                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST

                    FLEXIBLE PREMIUM ADJUSTABLE VARIABLE LIFE


                                     SOLD BY


                                 AMERICAN UNITED

                            LIFE INSURANCE COMPANY(R)


                       ONE AMERICAN SQUARE, P.O. BOX 7127

                           INDIANAPOLIS, INDIANA 46282


                                   PROSPECTUS


                               DATED: MAY 1, 2007


--------------------------------------------------------------------------------

 This prospectus must be preceded or accompanied by current prospectuses for the underlying investment options. Variable Universal Life Policies issued by

 American United Life Insurance Company(R) (AUL) are distributed by OneAmerica

 Securities, Inc., member NASD, SIPC, a wholly-owned subsidiary of AUL.



[LOGO OF AUL]                    American United Life Insurance Company(R)

  AUL                            One American Square, P.O. Box 7127

  A ONEAMERICA(R)                Indianapolis, IN 46206-7127

  FINANCIAL PARTNER              www.aul.com


(C) 2007 American United Life Insurance Company(R). All rights reserved. OneAmerica(R) and the OneAmerica banner are all trademarks of OneAmerica Financial Partners, Inc.


Form No. 3-14337H (5/04)


                                 PROSPECTUS FOR:


                                    FLEXIBLE PREMIUM ADJUSTABLE

                                    VARIABLE LIFE


                                    MAY 1, 2007


                                 SPONSORED BY:


                                    AMERICAN UNITED LIFE INSURANCE COMPANY(R)

                                    ONE AMERICAN SQUARE

                                    P.O. BOX 7127

                                    INDIANAPOLIS, IN 46206-7127

                                   PROSPECTUS

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST

           FLEXIBLE PREMIUM ADJUSTABLE VARIABLE LIFE INSURANCE POLICY

                    AMERICAN UNITED LIFE INSURANCE COMPANY(R)

        ONE AMERICAN SQUARE, P.O. BOX 7127 INDIANAPOLIS, INDIANA 46206-7127

                          (800) 537-6442 - WWW.AUL.COM


This Prospectus describes a flexible premium adjustable variable life insurance policy (the "Policy") offered by American United Life Insurance Company(R)

("AUL," "we," "us" or "our") subject to approval in individual states. AUL designed the Policy to provide insurance protection on the Insured (or Insureds if you choose the Last Survivor Rider) named in the Policy. The Policy also provides you with the flexibility to vary the amount and timing of premium payments and to change the amount of death benefits payable under the Policy.

This flexibility allows you to provide for your changing insurance needs under a single insurance Policy. You also have the opportunity to allocate Net Premiums and Account Value to one or more Investment Accounts of the AUL American Individual Variable Life Unit Trust (the "Separate Account") and to AUL's

general account (the "Fixed Account"), within limits. This Prospectus generally describes only that portion of the Account Value allocated to the Separate

Account. For a brief summary of the Fixed Account, see "Fixed Account." AUL invests the assets of each Investment Account in a corresponding mutual fund portfolio (each, a "Portfolio"). Each Investment Account invests exclusively in shares of one of the following Mutual Fund Portfolios:




AIM Variable Insurance Funds                                 Neuberger Berman Advisers Management Trust

Alger American Fund                                          Old Mutual Insurance Series Fund

American Century(R) Variable Portfolios, Inc.                OneAmerica Funds, Inc.

Calvert Variable Series, Inc.                                Pioneer Variable Contracts Trust

Dreyfus Investment Portfolios                                T. Rowe Price Equity Series, Inc.

Dreyfus Variable Investment Fund                             T. Rowe Price Fixed Income Series, Inc.

Fidelity(R) Variable Insurance Products Freedom Funds        Timothy Plan(R) Portfolio Variable Series

Fidelity(R) Variable Insurance Products Funds                Vanguard Variable Insurance Fund

Janus Aspen Series



The prospectuses for the Funds describe their respective Portfolios, including the risks of investing in the Portfolios, and provide other information on the

Funds. Not all funds are available with all contracts. The Securities and

Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of the prospectus. Any representation to the contrary is a criminal offense. This prospectus should be accompanied by the current prospectuses for the Fund or Funds being considered. Each of these prospectuses should be read carefully and retained for future reference.

                    THE DATE OF THIS PROSPECTUS IS May 1,2007.

                                TABLE OF CONTENTS




Description                                                       Page


SUMMARY OF THE POLICY ..........................................     3

FEE TABLE ......................................................     4

DEFINITIONS OF TERMS ...........................................     6

DIAGRAM OF CONTRACT ............................................     7

GENERAL INFORMATION ABOUT AUL, THE SEPARATE

ACCOUNT AND THE FUNDS ..........................................     9

  American United Life Insurance Company(R) ....................     9

  Separate Account .............................................     9

  The Funds ....................................................    10

  AIM Variable Insurance Funds .................................    10

  Alger American Fund ..........................................    11

  American Century(R) Variable Portfolios, Inc..................    12

  Calvert Variable Series, Inc. ................................    12

  Dreyfus Investment Portfolios ................................    12

  Dreyfus Variable Investment Fund .............................    12

  Fidelity(R) Variable Insurance Products Freedom Funds             12

  Fidelity(R) Variable Insurance Products Fund .................    13

  Janus Aspen Series ...........................................    14

  Neuberger Berman Advisers Management Trust ...................    14

  Old Mutual Insurance Series Fund .............................    15

  OneAmerica Funds, Inc.........................................    15

  Pioneer Variable Contracts Trust .............................    15

  T. Rowe Price Equity Series, Inc..............................    16

  T. Rowe Price Fixed Income Series, Inc........................    16

  Timothy Plan(R) Portfolio Variable Series ....................    16

  Vanguard Variable Insurance Fund .............................    17

  Voting Rights ................................................    17

PREMIUM PAYMENTS AND ALLOCATIONS ...............................    18

  Applying for a Policy ........................................    18

  Right to Examine Period ......................................    18

  Premiums .....................................................    18

  Premium Payments to Prevent Lapse ............................    19

  Premium Allocations and Crediting ............................    19

  Transfer Privilege ...........................................    20

  Abusive Trading Practices ....................................    20

  Initial Dollar Cost Averaging Program ........................    21

  Ongoing Dollar Cost Averaging Program ........................    21

  Portfolio Rebalancing Program ................................    21

  Portfolio Optimization Program  ..............................    22

FIXED ACCOUNT ..................................................    24

  Summary of the Fixed Account .................................    24

  Minimum Guaranteed and Current Interest Rates ................    24

  Enhanced Averaging Fixed Account .............................    24

  Calculation of the Fixed Account Value .......................    24

  Transfers from the Fixed Account .............................    24

  Payment Deferral .............................................    24

CHARGES AND DEDUCTIONS .........................................    24

  Premium Expense Charges ......................................    24

  Monthly Deduction ............................................    25

  Mortality and Expense Risk Charge ............................    25

  Surrender Charge .............................................    25

  Taxes ........................................................    26

  Special Uses .................................................    26

  Fund Expenses ................................................    26

HOW YOUR ACCOUNT VALUES VARY ...................................    26

  Determining the Account Value ................................    26

  Cash Value and Net Cash Value ................................    27

DEATH BENEFIT AND CHANGES IN FACE AMOUNT........................    27

  Amount of Death Benefit Proceeds..............................    27

  Death Benefit Options.........................................    28

  Initial Face Amount and Death Benefit Option .................    28

  Changes in Death Benefit Option ..............................    28

  Changes in Face Amount........................................    28

  Selecting and Changing the Beneficiary .......................    29

CASH BENEFITS...................................................    29

  Policy Loans .................................................    29

  Surrendering the Policy for Net Cash Value ...................    30

  Partial Surrenders............................................    30

  Settlement Options ...........................................    30

  Specialized Uses of the Policy................................    30

  Life Insurance Retirement Plans ..............................    31

  Risks of Life Insurance Retirement Plans .....................    31

OTHER POLICY BENEFITS AND PROVISIONS ...........................    32

  Limits on Rights to Contest the Policy........................    32

  Changes in the Policy or Benefits.............................    32

  Change of Insured.............................................    32

  Exchange for Paid-Up Policy...................................    32

  When Proceeds Are Paid........................................    32

  Dividends.....................................................    32

  Reports to Policy Owners......................................    32

  Assignment....................................................    33

  Reinstatement ................................................    33

  Rider Benefits................................................    33

TAX CONSIDERATIONS..............................................    34

  Tax Status of the Policy .....................................    34

  Tax Treatment of Policy Benefits .............................    35

  Estate and Generation Skipping Taxes..........................    36

  Life Insurance Purchased for Use in

     Split Dollar Arrangements .................................    37

  Taxation Under Section 403(b) Plans...........................    37

  Non-Individual Ownership of Contracts.........................    37

  Possible Charge for AUL's Taxes ..............................    37

OTHER INFORMATION ABOUT THE POLICIES

AND AUL.........................................................    37

  Policy Termination ...........................................    37

  Resolving Material Conflicts .................................    37

  Addition, Deletion or Substitution of Investments ............    38

  Sale of the Policies..........................................    38

  State Regulation..............................................    38

  Additional Information........................................    38

  Litigation ...................................................    38

  Legal Matters ................................................    38

  Financial Statements..........................................    38

STATEMENT OF ADDITIONAL INFORMATION

TABLE OF CONTENTS...............................................    39

PROSPECTUS EXHIBIT 1 - FORM ADV PART II ........................    39



THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH

SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO PERSON IS AUTHORIZED TO MAKE ANY

REPRESENTATIONS IN CONNECTION WITH THE OFFERING OTHER THAN THOSE CONTAINED IN

THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION, THE PROSPECTUSES OF

THE FUNDS, OR THE STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS.

                              SUMMARY OF THE POLICY


The investor should read the following summary of Prospectus information and diagram of the policy in conjunction with the detailed information appearing elsewhere in this Prospectus. Unless otherwise indicated, the description of the

Policy in this Prospectus assumes that the Policy is in force, that the Last

Survivor Rider is not in force, and that there are no outstanding loans and loan interest.


The Policy is similar in many ways to fixed-benefit life insurance. As with fixed-benefit life insurance, typically the Owner of a Policy pays premium payments for insurance coverage on the Insured. Also, like fixed-benefit life insurance, the Policy provides for accumulation of Net Premiums and a Net Cash

Value that is payable if the Owner surrenders the Policy during the Insured's lifetime. As with fixed-benefit life insurance, the Net Cash Value during the early Policy Years is likely to be lower than the premium payments paid.

However, the Policy differs from fixed-benefit life insurance in several important respects. Unlike fixed-benefit life insurance, the Death Benefit may and the Account Value will increase or decrease to reflect the investment performance of the Investment Accounts to which Account Value is allocated.

Also, there is no guaranteed minimum Net Cash Value. Nonetheless, AUL guarantees to keep the Policy in force during the Guarantee Period shown on the Policy Data

Page of your Policy if, on each Monthiversary, the sum of the premiums paid to date, less any Partial Surrenders, loans and loan interest, equals or exceeds the Required Premium for the Guarantee Period (shown on the Policy Data Page of your Policy) multiplied by the number of Policy Months since the Policy Date.

Otherwise, if the Net Cash Value is insufficient to pay the Monthly Deduction,

the Policy will lapse without value after a grace period. See "Premium Payments to Prevent Lapse." If a Policy lapses while loans are outstanding, adverse tax consequences may result. See "Tax Considerations."


CONTRACT BENEFITS. Cash benefits available under a Contract include loans for up to 90% of the Account Value; partial surrenders, provided there is sufficient

Net Cash Value; the ability to surrender the contract in full at any time for its Net Cash Value less loan interest due on the next Policy Anniversary and any surrender charges.


Death benefits include benefit payable to the beneficiary income tax free,

available as a lump sum or under a variety of settlement options, either equal to the Face Amount, or equal to the Face Amount plus Account Value; flexibility to change the death benefit option and face amount.


CONTRACT RISKS. AUL intends for the Policy to satisfy the definition of a life insurance policy under Section 7702 of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"). Under certain circumstances, the Internal

Revenue Code will treat a Policy as a Modified Endowment. AUL will monitor the

Policies and will attempt to notify you on a timely basis if your Policy ceases to satisfy the federal tax definition of life insurance or becomes a Modified

Endowment. However, we do not undertake to give you such notice or to take corrective action. We reserve the right to refund any premiums that may cause the Policy to become a Modified Endowment. For further discussion of the tax status of a Policy and the tax consequences of being treated as a life insurance contract or a Modified Endowment, see "Tax Considerations."


Insufficient premium payments, poor investment performance, withdrawals, and unpaid loans or loan interest may cause your policy to lapse, endangering insurance coverage. There is no guarantee that your policy will not lapse even if you pay your planned premium. You should review your coverage with your registered representative on a regular basis.


Withdrawal charges on full surrenders may inhibit your ability to access your cash value. Furthermore, making a withdrawal or taking a loan may change your policy's face amount and/or death benefit, reducing the death benefit proceeds payable to your beneficiary.  Withdrawals and loans may make your policy more susceptible to lapse.


PORTFOLIO COMPANY RISKS. Each Investment Option invests in a corresponding mutual fund portfolio. The value of each portfolio fluctuates with the value of the investments that it holds. Returns are not guaranteed. You bear the investment risk of any Investment Option that you choose. A comprehensive discussion of the risks of each mutual fund portfolio may be found in the mutual fund's prospectus.


PURPOSE OF THE POLICY. AUL designed the Policy to provide long-term insurance benefits; and, it may also provide long-term accumulation of Cash Value. You should evaluate the Policy in conjunction with other insurance policies that you own, as well as the need for insurance and the Policy's long-term potential for growth. It may not be advantageous to replace existing insurance coverage with this Policy.


RIGHT TO EXAMINE POLICY AND POLICY EXCHANGE. For a limited time, you have the right to cancel your Policy and receive a refund. See "Right to Examine Policy."

AUL generally allocates Net Premiums to the Fixed Account and Investment Accounts on the later of the day the "right to examine" period expires, or the date we receive the premium at our Home Office. See "Premium Allocations and

Crediting."


You may exchange the Policy for a paid-up whole life policy with a level face amount, not greater than the Policy's Face Amount, that can be purchased by the

Policy's Net Cash Value. See "Exchange for Paid-Up Policy."


PORTFOLIO OPTIMIZATION PROGRAM. Portfolio Optimization is the diversification among asset classes to help reduce volatility over the long-term. If you select a Portfolio Optimization model, your initial Purchase Payment will be allocated to the investment options according to the model you select. Subsequent Purchase

Payments will also be allocated accordingly. The Program automatically rebalances your Contract annually, to maintain the asset allocation given in your Portfolio Optimization model (which may be updated annually; see below).


Generally on an annual basis all the Portfolio Optimization models are evaluated. Each model may change and investment options may be added to or deleted from a model as a result of the annual analysis. After the annual analysis, we will automatically update your model to the new version. This means your allocations, and potentially the underlying investment options, will automatically change and your account value will be automatically rebalanced among the investment options in your model each year.


The Portfolio Optimization Program must be chosen if you elect certain riders.

If you elect one of these riders and later terminate the Portfolio Optimization

Program, the rider will automatically terminate.


OWNER INQUIRIES. If you have any questions, you may write or call our Home

Office.

                                    FEE TABLE


The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender the Policy, or transfer cash value between investment options.




                                                      TRANSACTION FEES

---------------------------------------------------------------------------------------------------------------------------

CHARGE                            WHEN CHARGE IS DEDUCTED               AMOUNT DEDUCTED

---------------------------------------------------------------------------------------------------------------------------


Maximum Surrender Charge          Upon Full Surrender                   Maximum of 100% of base coverage target premium (1)


Premium Taxes (2)                 Upon receipt of premium               Maximum of 2.5% of premium


Sales Charge                      Upon receipt of premium               Prior to 5/1/2000: Maximum of 3.5% of premium

                                                                        After 5/1/2000: Maximum of 2.5% of premium


Transfer Fees                     Upon transfer of accumulated          Maximum $25.00 per transfer in

                                  value between investment              excess of 12 in a policy year (3)

                                  Options



(1)  100% of base coverage target premium is a maximum of $50.00 per $1,000 of face amount.


(2)  We do not expect to change the premium tax charge unless the rates we pay change or a change in law requires us to do so.


(3)  There is no charge currently imposed on transfers.


The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including mutual fund company fees and expenses.




                          PERIODIC CHARGES OTHER THAN MUTUAL FUND COMPANY OPERATING EXPENSES

---------------------------------------------------------------------------------------------------------------------

CHARGE                                     WHEN CHARGE IS DEDUCTED          AMOUNT DEDUCTED

---------------------------------------------------------------------------------------------------------------------


Cost of Insurance (COI) (1)(2)(7)          Monthly beginning on             $0.01 - $83.33 per 1,000 of

                                           contract date                    net amount at risk


Representative COI (3)                     Monthly beginning on             $0.11 per 1,000 of

                                           contract date                    net amount at risk


Monthly Administrative Charge (4)          Monthly beginning on             $17.50 year 1

                                           contract date                    $10.00 year 2 and thereafter

                                                                            For contracts issued prior to May 1, 2000:

                                                                            $30.00 year 1

                                                                            $10.00 year 2 and thereafter

Mortality and Expense                      Monthly beginning on             0.75% years 1-10

Risk Charge (4)                            contract date                    0.25% year 11 and thereafter


Loan Interest (4)                          Monthly beginning on             6% annual percentage rate

                                           loan date

Optional Benefits (5)


Waiver of Monthly Deduction                Monthly beginning on             19.48% of all contract charges

Disability (WMDD) (7)                      contract date                    based on insured's attained age

Representative WMDD (3)                    Monthly beginning on             7.04%

                                           contract date


Last Survivor Rider (6)                    No Charge


Portfolio Optimization                     No Charge


Accounting Benefit Rider                   No Charge



(1)  Cost of insurance varies based on a number variables and therefore will vary between Policies, and may vary from Monthiversary to Monthiversary.

     These rates are based on the Attained Age and underwriting class of the

     Insured. They are also based on the sex of the Insured, except that unisex rates are used where appropriate under applicable law, including in the state of Montana, and in Policies purchased by employers and employee organizations in connection with employment-related insurance or benefit programs. The cost of insurance rate generally increases with the Attained

     Age of the Insured.


(2) When the younger person insured by the policy reaches age 100, this charge is reduced to zero.


(3)  The representative charges are that of a male, age 35, preferred non-tobacco, policy year 1.


(4)  The charge does not vary based on an individual's characteristics.


(5)  Subject to state availability.


(6)  This rider has no specific charge, but it modifies the cost of insurance charge to reflect the mortality of the two insureds under the contract.


(7) The charge varies based on an individual's characteristics. Consult your Policy for details regarding the actual charges you will pay.



                 PERIODIC CHARGES OTHER THAN MUTUAL FUND COMPANY OPERATING EXPENSES

---------------------------------------------------------------------------------------------------

CHARGE                                WHEN CHARGE IS DEDUCTED        AMOUNT DEDUCTED

---------------------------------------------------------------------------------------------------

Guaranteed Insurability               Monthly beginning on           $0 - $0.19 per 1,000 of chosen

Option (GIO) (7)                      contract date                  increase in face amount


Representative GIO (3)                Monthly beginning on           $0.17 per 1,000 of chosen

                                      contract date                  increase in face amount


Children's Insurance Benefit          Monthly beginning on           $0.83 per unit of coverage

Rider (CIBR) (4)                      contract date


Representative CIBR   (3)             Monthly beginning on           $0.83 per unit of coverage

                                      contract date

Other Insured Term Rider              Monthly beginning on           $0.01 - $83.33 per 1,000 of

(OIR) (7)                             contract date                  rider face amount


Representative OIR (3)                Monthly beginning on           $0.12 per 1,000 of

                                      contract date                  rider face amount


Same Insured Rider (SIR)(7)           Monthly beginning on           $0.01 - $83.33 per 1,000 of

                                      contract date                  rider face amount


Representative SIR (3)                Monthly beginning on           $0.12 per 1,000 of

                                      contract date                  rider face amount


Waiver of Premium Disability          Monthly beginning on           $0.01 - $6.55 per 100 of

Benefit Rider WPD   (7)               contract date                  monthly chosen benefit


Representative WPD    (3)             Monthly beginning on           $2.78 per 100 of

                                      contract date                  monthly chosen benefit


Automatic Increase Rider              No Charge


Guaranteed Death                      No Charge

Benefit Rider


Accelerated Death                     No Charge

Benefit Rider



(3)  The representative charges are that of a male, age 35, preferred non-

     tobacco.


(4)  The charge does not vary based on an individual's characteristics.


(7)  The charge varies based on an individual's characteristics. Consult your

     Policy for details regarding the actual charges you will pay.


The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time that you own the Contract. More detail concerning each mutual fund company's fees and expenses is contained in the prospectus for each mutual fund.




TOTAL ANNUAL MUTUAL FUND COMPANY OPERATING EXPENSES          MINIMUM     MAXIMUM

--------------------------------------------------------------------------------


(expenses that are deducted from Mutual Fund assets,

including management fees, distribution and/or

service (12b-1) fees, and other expenses)                    0.16%       1.40%

--------------------------------------------------------------------------------


                              DEFINITIONS OF TERMS


ACCOUNT VALUE - The Account Value is the sum of the balances in the Variable

Account, the Fixed Account(s), and the Loan Account.


AGE - Issue Age means the Insured's age as of the Contract Date. Attained Age

means the Issue Age increased by one for each complete Policy Year.


BUSINESS DAY - A day on which AUL's Home Office is customarily open for business. Traditionally, in addition to federal holidays, AUL is not open for business on the day after Thanksgiving, but AUL may not be open for business on other days.


CASH VALUE - The Cash Value is the Account Value less the Surrender Charge.


CONTRACT DATE - The date from which Monthiversaries, Policy Years, and Policy

Anniversaries are measured. Suicide and incontestability periods are also measured from the Contract Date.


DEATH BENEFIT AND DEATH BENEFIT PROCEEDS - This Policy has two death benefit options. The Death Benefit Proceeds are the Death Benefit less any outstanding loan and loan interest, plus any benefits provided by rider.


FACE AMOUNT - The Face Amount shown on the Policy Data Page of the Policy, or as subsequently changed.


FIXED ACCOUNT - An account which is part of our general account, and is not part of or dependent on the investment performance of the Variable Account.


GENERAL ACCOUNT - All assets of AUL other than those allocated to the Variable

Account or to any other separate account of AUL.


GUARANTEE PERIOD - The period shown on the Policy Data Page during which the

Policy will remain in force if cumulative premiums less any outstanding loan and loan interest and Partial Surrenders equal or exceed the Required Premium for the Guarantee Period. The Guarantee Period terminates on any Monthiversary that this test fails.


HOME OFFICE - The Variable Products Service office at AUL's principal business office, One American Square, P.O. Box 7127, Indianapolis, Indiana 46206-7127,

(800) 537-6442. www.aul.com.


INSURED - The insured named on the Policy Data Page of the Policy. The Insured may or may not be the Owner. An available rider provides for coverage on the lives of two Insureds.


INVESTMENT ACCOUNTS/INVESTMENT OPTIONS - One or more of the subdivisions of the

Separate Account. Each Investment Account is invested in a corresponding Portfolio of a particular mutual fund.


ISSUE DATE - The date the Policy is issued.


LOAN ACCOUNT - A portion of the Account Value which is collateral for loan amounts.


MINIMUM INSURANCE PERCENTAGE - The minimum percentage of insurance required to qualify the Policy as life insurance under the Internal Revenue Code. A table of these amounts is on the Policy Data Page of your Policy.


MODIFIED ENDOWMENT - A classification of policies determined under the Internal

Revenue Code to be modified endowment contracts which affects the tax status of distributions from the Policy.


MONTHIVERSARY - The same date of each month as the Contract Date. If a

Monthiversary falls on a day which is not a Valuation Date, the processing of the Monthiversary will be the next Valuation Date.


NET CASH VALUE - Cash Value less outstanding loans and loan interest.


NET PREMIUM - The total premium paid reduced by premium expense charges.

OWNER - The owner named in the application for a Policy, unless changed.

PARTIAL SURRENDER - A withdrawal of a portion of the Account Value.


POLICY ANNIVERSARY - The same date each year as the Contract Date.


POLICY DATA PAGE - The Policy Data Page in your Policy, or the supplemental

Policy Data Page most recently sent to you by us.


POLICY YEAR - One year from the Contract Date and from each Policy Anniversary.


PORTFOLIO - A separate investment fund in which the Separate Account invests.


PROPER NOTICE - Notice that is received at our Home Office in a form acceptable to us.


REQUIRED PREMIUM FOR THE GUARANTEE PERIOD - The amount that must be paid on a cumulative basis to keep this Policy in force during the Guarantee Period.


RISK AMOUNT - The Death Benefit discounted at a guaranteed interest rate of 3%

for one month, less the Account Value; in other words, the Death Benefit divided by 1.00246627 less the account value.


SEPARATE ACCOUNT - AUL American Individual Variable Life Unit Trust. The Separate Account is segregated into several Investment Accounts each of which invests in a corresponding mutual fund portfolio.


VALUATION DATE - Each date on which the Investment Accounts are valued, which currently includes each Business Day that is also a day on which the New York

Stock Exchange is open for trading.


VALUATION PERIOD - A Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.


VARIABLE ACCOUNT - The Separate Account.


VARIABLE ACCOUNT VALUE - The Account Value of this Contract that is invested in one or more Investment Accounts.


WE - "We", "us" or "our" means AUL.


YOU - "You" or "your" means the Owner of this Policy.

                               DIAGRAM OF CONTRACT


The diagram on the following pages summarizes the most important features of the

Policy, such as charges, cash surrender benefits, Death Benefits, and calculation of Cash Value.


--------------------------------------------------------------------------------

                                PREMIUM PAYMENTS

--------------------------------------------------------------------------------


  o  You select a payment plan but are not required to pay premium payments according to the plan. You can vary the amount and frequency.


  o  The Policy's minimum initial premium payment depends on the Insured's age,

     sex and risk class, Initial Face Amount selected, any supplemental and/or rider benefits, and any planned periodic premiums.


  o  Unplanned premium payments may be made, within limits.


  o  Extra premium payments may be necessary to prevent lapse.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                DEDUCTIONS FROM PREMIUM PAYMENTS

--------------------------------------------------------------------------------


  o  For state and local premium taxes (2.5% of premium payments).


  o  For contracts issued prior to May 1, 2000: For sales charges (3.5% of each premium paid during the first ten Policy years; 1.5% of each premium paid thereafter).


  o  For contracts issued after May 1, 2000: For sales charges (2.5% of each premium paid).

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                      NET PREMIUM PAYMENTS

--------------------------------------------------------------------------------


  o  You direct the allocation of Net Premium payments among the Investment

     Accounts of the Separate Account and the Fixed Account (effective May 1,

     1999, the American Century(R) VP Capital Appreciation Portfolio is not

     available for new money deposits or transfers; effective May 1, 2004 the T.

     Rowe Price Mid-Cap Growth Portfolio is not available for new contracts).

     (See rules and limits on Net Premium payment allocations.)


  o  Each Investment Account invests in a corresponding portfolio of a mutual fund:




MUTUAL FUND                                             INVESTMENT ACCOUNT AND CORRESPONDING MUTUAL FUND PORTFOLIO

-----------                                             ----------------------------------------------------------


AIM Variable Insurance Funds                            AIM V.I. Dynamics Fund

                                                        AIM V.I. Financial Services Fund

                                                        AIM V.I. Global Health Care Fund

                                                        AIM V.I. Global Real Estate Fund

                                                        AIM V.I. High Yield Fund

                                                        AIM V.I. Utilities Fund


Alger American Fund                                     Alger American Growth Portfolio

                                                        Alger American Small Capitalization Portfolio


American Century(R) Variable Portfolios, Inc.           American Century(R) VP Capital Appreciation Portfolio

                                                        American Century(R) VP Income & Growth Portfolio

                                                        American Century(R) VP International Portfolio

                                                        American Century(R) VP Ultra(R)

                                                        American Century(R) VP Vista(SM)


Calvert Variable Series, Inc.                           Calvert Social Mid Cap Growth Portfolio


Dreyfus Investment Portfolios                           Dreyfus DIP Technology Growth Portfolio


Dreyfus Variable Investment Fund                        Dreyfus VIF Appreciation Portfolio


Fidelity(R) Variable Insurance Products Freedom Funds   Fidelity(R) VIP Freedom Income Portfolio

                                                        Fidelity(R) VIP Freedom 2005 Portfolio

                                                        Fidelity(R) VIP Freedom 2010 Portfolio

                                                        Fidelity(R) VIP Freedom 2015 Portfolio

                                                        Fidelity(R) VIP Freedom 2020 Portfolio

                                                        Fidelity(R) VIP Freedom 2025 Portfolio

                                                        Fidelity(R) VIP Freedom 2030 Portfolio


Fidelity(R) Variable Insurance Products Fund            Fidelity(R) VIP Asset Manager(SM) Portfolio

                                                        Fidelity(R) VIP Contrafund(R) Portfolio

                                                        Fidelity(R) VIP Equity-Income Portfolio

                                                        Fidelity(R) VIP Growth Portfolio

                                                        Fidelity(R) VIP High Income Portfolio

                                                        Fidelity(R) VIP Index 500 Portfolio


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


  o  Each Investment Account invests in a corresponding portfolio of a mutual fund: (continued)




MUTUAL FUND                                             PORTFOLIO

-----------                                             ---------


                                                        Fidelity(R) VIP Money Market Portfolio

                                                        Fidelity(R) VIP Overseas Portfolio


Janus Aspen Series                                      Janus Aspen Series Flexible Bond Portfolio

                                                        Janus Aspen Series Worldwide Growth Portfolio


Neuberger Berman Advisers Management Trust              NB AMT Fasciano Portfolio

                                                        NB AMT Limited Maturity Bond Portfolio

                                                        NB AMT Regency Portfolio


Old Mutual Insurance Series Fund                        Old Mutual Columbus Circle Technology &

                                                           Communications Portfolio

                                                        Old Mutual Growth II Portfolio

                                                        Old Mutual Mid-Cap Portfolio

                                                        Old Mutual Small Cap Portfolio


OneAmerica Funds, Inc.                                  OneAmerica Asset Director Portfolio

                                                        OneAmerica Investment Grade Bond Portfolio

                                                        OneAmerica Money Market Portfolio

                                                        OneAmerica Value Portfolio


Pioneer Variable Contracts Trust                        Pioneer Fund VCT Portfolio

                                                        Pioneer Growth Opportunities VCT Portfolio


T. Rowe Price Equity Series, Inc.                       T. Rowe Price Blue Chip Growth Portfolio

                                                        T. Rowe Price Equity Income Portfolio

                                                        T. Rowe Price Mid-Cap Growth Portfolio


T. Rowe Price Fixed Income Series, Inc.                 T. Rowe Price Limited-Term Bond Portfolio


Timothy Plan(R) Portfolio Variable Series               Timothy Plan(R) Conservative Growth Variable

                                                        Timothy Plan(R) Strategic Growth Variable


Vanguard Variable Insurance Fund                        Vanguard VIF Mid-Cap Index Portfolio

                                                        Vanguard VIF Small Company Growth Portfolio

                                                        Vanguard VIF Total Bond Market Index Portfolio


--------------------------------------------------------------------------------


  o  Not all funds are available with all contracts.


AUL credits interest on amounts allocated to the Fixed Account at a minimum guaranteed rate of 3%. (See rules and limits on transfers from the Fixed Account allocations).


--------------------------------------------------------------------------------

                                 DEDUCTIONS

--------------------------------------------------------------------------------


                        FROM MUTUAL FUND PORTFOLIOS


  o  The Investment Advisors of the underlying mutual fund portfolios deduct

     Management or Advisory fees and other operating expenses from the assets of each of the individual mutual fund portfolios. These fees and expenses range from 0.16% to 1.40% of the portfolios' net assets. These fees are not deducted under the contract. They are reflected in the portfolios' net asset values.


                             FROM ACCOUNT VALUE


  o  For contracts issued prior to May 1, 2000: Monthly deduction for cost of insurance, administration fees and charges for any supplemental and/or rider benefits. Administration fees are currently $30.00 per month for the first Policy Year and $5.00 per month thereafter.


  o  For contracts issued after May 1, 2000: Monthly deduction for cost of insurance, administration fees and charges for any supplemental and/or rider benefits. Administration fees are currently $17.50 per month for the first Policy Year and $6.00 per month thereafter.


                          FROM INVESTMENT ACCOUNTS


  o  Monthly charge at a guaranteed annual rate of 0.75% from the Variable

     Account Value during the first 10 Policy Years and 0.25% thereafter. This charge is not deducted from the Fixed Account value.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                  ACCOUNT VALUE

--------------------------------------------------------------------------------


  o  Account Value is equal to Net Premiums, as adjusted each Valuation Date to reflect Investment Account investment experience, interest credited on

     Fixed Account value, charges deducted and other Policy transactions (such as transfers, loans and surrenders).


  o  Varies from day to day. There is no minimum guaranteed Account Value. The

     Policy may lapse if the Net Cash Value is insufficient to cover a Monthly

     Deduction due.


  o  Can be transferred among the Investment Account and Fixed Account. A transfer fee of $25.00 may apply if more than 12 transfers are made in a

     Policy Year.


  o  Is the starting point for calculating certain values under a Policy, such as the Cash Value, Net Cash Value and the Death Benefit used to determine

     Death Benefit Proceeds.


--------------------------------------------------------------------------------

                                  CASH BENEFITS

--------------------------------------------------------------------------------


  o  Loans may be taken for amounts up to 90% of the Account Value, less loan interest due on the next Policy Anniversary and any surrender charges.


  o  Partial Surrenders generally can be made provided there is sufficient remaining Net Cash Value.


  o  The policy may be surrendered in full at any time for its Net Cash Value. A surrender charge will apply during the first fifteen Policy Years.


  o  Settlement options are available.


  o Loans, Partial Surrenders, and Full Surrenders may have adverse tax consequences.


--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                                 DEATH BENEFITS

--------------------------------------------------------------------------------

  o  May be Income Tax free to beneficiary.


  o  Available as lump sum or under variety of settlement options.


  o  For all policies, the minimum Face Amount of $50,000.


  o  Two death benefit options available:

     Option 1, equal to the Face Amount, and

     Option 2, equal to the Face Amount plus Account

     Value.


  o  Flexibility to change the death benefit option and Face Amount.


  o  Any outstanding loan and loan interest is deducted from the amount payable.


  o  Supplemental and/or rider benefits may be available.


--------------------------------------------------------------------------------


        GENERAL INFORMATION ABOUT AUL, THE SEPARATE ACCOUNT AND THE FUNDS


AMERICAN UNITED LIFE INSURANCE COMPANY(R)


American United Life Insurance Company(R)("AUL") has its principal offices at

One American Square, Indianapolis, Indiana, 46282. AUL is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government, and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding

Company ("MHC").


After conversion, the insurance company issued voting stock to a newly-formed stock holding company, OneAmerica Financial Partners, Inc. (the "Stock Holding

Company"). The Stock Holding Company may, at some future time, offer shares of its stock publicly or privately; however, the MHC must always hold at least 51%

of the voting stock of the Stock Holding Company, which in turn owns 100% of the voting stock of AUL. No plans have been formulated to issue any shares of capital stock of the Stock Holding Company at this time. The Stock Holding

Company issued $200 million aggregate principal amount of its 7% senior notes due 2033 in 2003.


AUL conducts a conventional life insurance and annuity business. At December 31,

2006, the OneAmerica Financial Partners, Inc.  enterprise, in which AUL is a partner, had assets of $18,491.3 million and had equity of $1,222.7 million.


The principal underwriter for the Contracts is OneAmerica Securities, Inc., a

wholly owned subsidiary of AUL. OneAmerica Securities, Inc. is registered as a broker-dealer with the SEC.


SEPARATE ACCOUNT


The Separate Account was established as a segregated investment account under

Indiana law on July 10, 1997. It is used to support the Policies and may be used to support other variable life insurance contracts, and for other purposes permitted by law. The Separate Account is registered with the Securities and

Exchange Commission ("SEC") as a unit investment trust under the Investment

Company Act of 1940 (the "1940 Act"). AUL has established other segregated investment accounts, some of which also are registered with the SEC.

The Separate Account is divided into Investment Accounts. The Investment Accounts available under the Policies invest in shares of Portfolios of the

Funds. The Separate Account may include other Investment Accounts that are not available under the Policies and are not otherwise discussed in this Prospectus.

The assets in the Separate Account are owned by AUL.


Income, gains and losses, realized or unrealized, of an Investment Account are credited to or charged against the Investment Account without regard to any other income, gains or losses of AUL. Applicable insurance law provides that assets equal to the reserves and other contract liabilities of the Separate

Account are not chargeable with liabilities arising out of any other business of

AUL. AUL is obligated to pay all benefits provided under the Policies.


THE FUNDS


Each Fund is registered with the SEC as a diversified, open-end management investment company under the 1940 Act, although the SEC does not supervise their management or investment practices and policies. Each of the Funds comprises one or more of the Portfolios and other series that may not be available under the

Policies. The investment objectives of each of the Portfolios is described below.


AIM VARIABLE INSURANCE FUNDS

(INVESTMENT ADVISOR - A I M ADVISOR, INC.; SUB-ADVISOR FOR

INVESCO PORTFOLIOS INVESCO INSTITUTIONAL (N.A.), INC.)


AIM V.I. DYNAMICS FUND. Seeking long-term capital growth. The Fund normally invests at least 65% of its net assets in common stocks of mid-sized companies.

The Fund considers a company to be a mid-sized company if it has market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Mid Cap(R) Index. The fund may invest up to 25% of its assets in securities of non-U.S. issuers.

Securities of Canadian issuers and American Depository Receipts are not subject to the 25% limitation. The fund also has the flexibility to invest in other types of securities including preferred stocks, convertible securities and bonds.


AIM V.I. FINANCIAL SERVICES FUND. Seeking capital growth. The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies involved in the financial services sector. These companies include, but are not limited to, banks (regional and money centers), insurance companies (life, property and casualty, and multi-

line), investment and miscellaneous industries (asset managers, brokerage firms,

and government-sponsored agencies), and suppliers to financial services companies. The Fund may invest up to 25% of its assets in securities of non-U.S.

issuers that present risk not associated with investing solely in the United

States. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.


AIM V.I. GLOBAL HEALTH CARE FUND. Seeking capital growth. The Fund invests,

normally, at least 80% of its net assets in the securities of health care industry companies. These companies include, but are not limited to, medical equipment or supplies, pharmaceuticals, biotechnology, and health care providers and service companies. The Fund may invest up to 20% of its total assets in companies located in developing countries, i.e., those countries that are in the initial stages of their industrial cycles.


AIM V.I. GLOBAL REAL ESTATE FUND. Seeks to achieve high total return through growth of capital and current income. The fund invests, normally, at least 80%

of its assets in securities of real estate and real estate related companies.

The fund may invest in equity, debt or convertible securities of companies unrelated to the real estate industry that are believed to be undervalued and have potential for growth of capital. The fund will normally invest in the securities of companies located in at least three different countries, including the United States, and may invest a significant portion of its assets in the securities of U.S. issuers. The fund may invest up to 20% of its total assets in companies located in developing countries, i.e. those countries that are in the initial stages of their industrial cycles.


AIM V.I. HIGH YIELD FUND. Seeks to achieve a high level of current income. The fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in non-investment grade debt securities, ie.

"junk" bonds. Investments may include investments in synthetic instruments with similar economic characteristics and may include futures and options. The Fund will invest principally in junk bonds rated B or above by Moody's Investors

Services, Inc. or BB or lower by Standard & Poor's Ratings. The Fund may also invest in preferred stock and up to 25% of its total assets in foreign securities.


AIM V.I. UTILITIES FUND. Seeking capital growth and current income. The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies engaged in utilities-related industries.

These include, but are not limited to, companies that produce, generate, transmit, or distribute natural gas or electricity, as well as companies that provide telecommunications services including local, long distance, and wireless. The Fund may invest up to 25% of its assets in securities of non-U.S.

issuers that present risk not associated with investing solely in the United

States. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.


FOR ADDITIONAL INFORMATION CONCERNING AIM VARIABLE INSURANCE FUNDS AND ITS

PORTFOLIOS, PLEASE SEE THE AIM VARIABLE INSURANCE FUNDS PROSPECTUS, WHICH SHOULD

BE READ CAREFULLY BEFORE INVESTING.


ALGER AMERICAN FUND

(INVESTMENT ADVISOR - FRED ALGER MANAGEMENT, INC.)


ALGER AMERICAN GROWTH PORTFOLIO. Seeks long-term capital appreciation. The

Portfolio focuses on growing companies that generally have broad product lines,

markets, financial resources and debt management. Under normal circumstances,

the Portfolio invests primarily in the equity securities of companies that have a market capitalization of $1 billion or greater.


ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO. Seeks long-term capital appreciation. The Portfolio focuses on small, fast-growing companies that offer innovative products, services or
technologies to a rapidly-expanding marketplace. Under normal circumstances, the

Portfolio invests at least 80% of its net assets in the equity securities of companies that, at the time of purchase of securities, have a total market capitalization within the range of the companies included in the Russell 2000

Growth Index or the S&P Small Cap 600 Index, updated quarterly. Both indexes are broad indexes of small capitalization stocks.


FOR ADDITIONAL INFORMATION CONCERNING THE ALGER AMERICAN FUND AND ITS

PORTFOLIOS, PLEASE SEE THE ALGER AMERICAN FUND PROSPECTUS, WHICH SHOULD BE READ

CAREFULLY BEFORE INVESTING.


AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC. (INVESTMENT ADVISOR - AMERICAN

CENTURY(R) INVESTMENT MANAGEMENT, INC.)


AMERICAN CENTURY(R) VP CAPITAL APPRECIATION PORTFOLIO. Seeking long-term capital growth. The American Century(R) VP Capital Appreciation Fund invests primarily in growth companies that the Fund's investment management believes are growing at an accelerated rate and have a record of at least three years of operation.

Risk is spread across a variety of companies and industries. The Fund invests in common stocks (including securities convertible into common stocks and other equity equivalents). The Fund may invest in cash and cash equivalents temporarily or when it is unable to find securities meeting its criteria of selection.


NOTE: The American Century(R) VP Capital Appreciation Portfolio is no longer available as an investment option for new contracts, or for deposits and transfers on existing contracts.


AMERICAN CENTURY(R) VP INCOME & GROWTH PORTFOLIO. Seeking capital growth by investing in common stocks. Income is a secondary objective. This Fund employs a quantitative management approach with the goal of producing a total return that exceeds its benchmark, the S&P 500(R). The Fund invests mainly in large-company stocks, such as those in the S&P 500(R). The Fund invests mainly in the 1,500 largest publicly traded companies in the United States. The management team strives to outperform the S&P 500(R) over time while matching the risk characteristics of the index. Under normal market conditions, the Fund strives to remain essentially fully invested in stocks at all times. The Fund is typically diversified across a variety of industries and sectors. Individuals cannot invest directly in any index.


AMERICAN CENTURY(R) VP INTERNATIONAL PORTFOLIO. Seeking capital growth. This

Fund invests in common stocks of foreign companies that are considered by management to have better-than-average prospects for appreciation. The Fund invests primarily in securities of at least three issuers located in developed markets (excluding the United States). Although the primary investment of the

Fund will be common stocks, the Fund may also invest its assets in varying amounts in other types of securities consistent with the accomplishment of the

Fund's objectives. The Fund may make foreign investments either directly in foreign securities or indirectly by purchasing depositary receipts for foreign securities. International investing involves special risks such as political instability and currency fluctuations.


AMERICAN CENTURY(R) VP ULTRA. Seeking long-term capital growth. This Fund is a growth fund that focuses primarily on larger companies with rapidly accelerating earnings that can maintain their growth. The Fund follows a fully invested strategy. Although the Fund invests primarily in U.S. stocks, it may invest in foreign securities.


AMERICAN CENTURY(R) VP VISTA(SM). Seeking Long-Term Growth. The Fund invests mainly in U.S. mid-sized growth companies that exhibit sustainable, accelerating earnings and revenues. The Fund strives to remain fully-invested in order to maximize upside potential.


FOR ADDITIONAL INFORMATION CONCERNING AMERICAN CENTURY(R) VARIABLE PORTFOLIOS,

INC. AND ITS PORTFOLIOS, PLEASE SEE THE AMERICAN CENTURY(R) VARIABLE

PORTFOLIOS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


CALVERT VARIABLE SERIES, INC. (INVESTMENT ADVISOR - CALVERT ASSET MANAGEMENT

CORPORATION)


CALVERT SOCIAL MID CAP GROWTH PORTFOLIO. The Calvert Social Mid Cap Growth

Portfolio seeks long-term capital appreciation by investing primarily in a non-diversified portfolio of the equity securities of mid-sized companies that are undervalued but demonstrate a potential for growth. Investments may also include, but are not limited to, foreign securities, debt securities and derivatives. The Portfolio invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort.


FOR ADDITIONAL INFORMATION CONCERNING CALVERT VARIABLE SERIES, INC. AND ITS

PORTFOLIO, PLEASE SEE THE CALVERT VARIABLE SERIES, INC. PROSPECTUS, WHICH SHOULD

BE READ CAREFULLY BEFORE INVESTING.


DREYFUS INVESTMENT PORTFOLIOS (INVESTMENT ADVISOR - DREYFUS INVESTMENTS, A

DIVISION OF DREYFUS SERVICE CORPORATION DREYFUS INVESTMENT PORTFOLIOS)


DREYFUS DIP TECHNOLOGY GROWTH PORTFOLIO. The portfolio seeks capital appreciation. To pursue this goal, the portfolio normally invests at least 80%

of its assets in the stocks of growth companies of any size that Dreyfus believes to be leading producers or beneficiaries of technological innovation.

Up to 25% of the portfolio's assets may be invested in foreign securities. The portfolio's stock investments may include common stocks, preferred stocks and convertible securities. In choosing stocks, the portfolio looks for technology companies with the potential for strong earnings or revenue growth rates,

although some of the portfolio's investments may currently be experiencing losses. The portfolio focuses on the technology sectors that are expected to outperform on a relative scale. The more attractive sectors are overweighted.

Among the sectors evaluated are those that develop, produce or distribute products or services in the computer, semiconductor, electronics,

communications, health care, biotechnology, medical services, computer software and hardware, electronic components and systems, network and cable broadcasting, telecommunications, defense and aerospace, and environmental sectors. The portfolio typically sells a stock when the manager believes there is a more attractive alternative, the stock's valuation is excessive or there are deteriorating fundamentals, such as a loss of competitive advantage, a failure in management execution or deteriorating capital structure. The portfolio also may sell stocks when the manager's evaluation of a sector has changed. Although the portfolio looks for companies with the potential for strong earnings growth rates, some of the portfolio's investments may currently be experiencing losses.

Moreover, the portfolio may invest in small-, mid- and large-cap securities in all available trading markets, including initial public offerings ("IPOs") and the aftermarket. The portfolio may, but is not required to, use derivatives,

such as futures and options, as a substitute for taking a position in an underlying asset, to increase returns, or as part of a hedging strategy. The portfolio also may engage in short-selling, typically for hedging purposes, such as to limit exposure to a possible market decline in the value of its portfolio securities.


FOR ADDITIONAL INFORMATION CONCERNING THE DREYFUS INVESTMENT PORTFOLIOS, PLEASE

SEE THE DREYFUS INVESTMENT PORTFOLIO PROSPECTUS, WHICH SHOULD BE READ CAREFULLY

BEFORE INVESTING.


DREYFUS VARIABLE INVESTMENT FUND

(INVESTMENT ADVISOR - THE DREYFUS CORPORATION FAYEZ SAROFIM & CO., SUB - ADVISER

DREYFUS VARIABLE INVESTMENT FUND)


DREYFUS VIF APPRECIATION PORTFOLIO. The portfolio seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income. To pursue these goals, the portfolio normally invests at least 80% of its assets in common stocks. The portfolio focuses on "blue chip" companies with total market capitalizations of more than $5 billion at the time of purchase,

including multinational companies. These established companies have demonstrated sustained patterns of profitability, strong balance sheets, an expanding global presence and the potential to achieve predictable, above-average earnings growth. In choosing stocks, the portfolio first identifies economic sectors it believes will expand over the next three to five years or longer. Using fundamental analysis, the portfolio then seeks companies within these sectors that have proven track records and dominant positions in their industries. The portfolio also may invest in companies which it considers undervalued in terms of earnings, assets or growth prospects. The portfolio employs a "buy-and-hold"

investment strategy, which generally has resulted in an annual portfolio turnover of below 15%. The portfolio typically sells a stock when the portfolio manager believes there is a significant adverse change in a company's business fundamentals that may lead to a sustained impairment in earnings power.


FOR ADDITIONAL INFORMATION CONCERNING THE DREYFUS VARIABLE INVESTMENT FUND AND

ITS PORTFOLIO, PLEASE SEE THE DREYFUS VARIABLE INVESTMENT FUND PROSPECTUS, WHICH

SHOULD BE READ CAREFULLY BEFORE INVESTING.


FIDELITY(R) VARIABLE INSURANCE PRODUCTS FREEDOM FUNDS (INVESTMENT ADVISOR -

FIDELITY(R) MANAGEMENT & RESEARCH COMPANY)


FIDELITY(R) VIP FREEDOM INCOME PORTFOLIO. Seeks high total return with a secondary objective of principal preservation. Strategic Advisers(R), Inc.

(Strategic Advisers)' principal investment strategies include investing in a combination of underlying Fidelity(R) Variable Insurance Products (VIP) equity,

fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors already in retirement.


FIDELITY(R) VIP FREEDOM 2005 PORTFOLIO. Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Strategic Advisers' principal investment strategies include: investing in a combination of underlying Fidelity(R)(VIP) equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2005; allocating assets among underlying Fidelity(R) funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds,

35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds,

and 40% in short-term funds (approximately five to ten years after the year

2005).


FIDELITY(R) VIP FREEDOM 2010 PORTFOLIO. Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Strategic Advisers' principal investment strategies include: investing in a combination of underlying Fidelity(R)(VIP) equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2010; allocating assets among underlying Fidelity(R) funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds,

35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds,

and 40% short-term funds (approximately five to ten years after the year 2010).


FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO. Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Strategic Advisers' principal investment strategies include: investing in a combination of underlying Fidelity(R)(VIP) equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2015; allocating assets among underlying Fidelity(R) funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds,

35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds,

and 40% in short-term funds (approximately five to ten years after the year

2015).


FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO. Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Strategic Advisers' principal investment strategies include: investing in a combination of underlying Fidelity(R)(VIP) equity, fixed-income, and short-term funds using a moderate asset allocation


                                       12

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strategy designed for investors expecting to retire around the year 2020;

allocating assets among underlying Fidelity(R) funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20%

in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately five to ten years after the year 2020).


FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO. Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Strategic Advisers' principal investment strategies include: investing in a combination of underlying Fidelity(R)(VIP) equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2025; allocating assets among underlying Fidelity(R) funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds,

35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds,

and 40% in money market short-term funds (approximately five to ten years after the year 2025).


FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO. Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Strategic Advisers' principal investment strategies include: investing in a combination of underlying Fidelity(R)(VIP) equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2030; allocating assets among underlying Fidelity(R) funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds,

35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds and 40% in short-term funds (approximately five to ten years after the year

2030).


FOR ADDITIONAL INFORMATION CONCERNING FIDELITY(R) VARIABLE INSURANCE PRODUCTS

FREEDOM FUNDS AND ITS PORTFOLIOS, PLEASE SEE THE FIDELITY(R) VARIABLE INSURANCE

PRODUCTS FREEDOM FUNDS PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (INVESTMENT ADVISOR - FIDELITY(R)

MANAGEMENT & RESEARCH COMPANY)


FIDELITY(R) VIP ASSET MANAGER(SM) PORTFOLIO. Seeks to obtain high total return with reduced risk over the long-term by allocating its assets among stocks,

bonds and short-term instruments. Fidelity(R) Management & Research Company

(FMR)'s principal investment strategies include: Allocating the fund's assets among stocks, bonds, and short-term and money market instruments; maintaining a neutral mix over time of 50% of assets in stocks, 40% of assets in bonds, and

10% of assets in short-term and money market instruments; adjusting allocation among asset classes gradually within the following ranges: stock class

(30%-70%), bond class (20%-60%), and short-term/money market class (0%-50%);

investing in domestic and foreign issuers; analyzing an issuer using fundamental and/or quantitative factors and evaluating each security's current price relative to estimated long-term value to select investments.


FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO. Seeks long-term capital appreciation.

Fidelity(R) Management & Research Company (FMR)'s principal investment strategies include: Normally investing primarily in common stocks; investing in securities of companies whose value FMR believes is not fully recognized by the public; investing in domestic and foreign issuers; investing in either "growth"

stocks or "value" stocks or both; and using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.


FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO. Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500(SM) Index (S&P 500(R)). Fidelity(R) Management &

Research Company (FMR)'s principal investment strategies include: Normally investing at least 80% of assets in equity securities; normally investing primarily in income-producing equity securities, which tends to lead to investments in large cap "value" stocks; potentially investing in other types of equity securities and debt securities, including lower-quality debt securities;

investing in domestic and foreign issuers and using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.


FIDELITY(R) VIP GROWTH PORTFOLIO. Seeks a high level of current income, while also considering growth of capital. Fidelity(R) Management & Research Company

(FMR)'s principal investment strategies include: Normally investing primarily in income-producing debt securities, preferred stocks, and convertible securities,

with an emphasis on lower-quality debt securities; potentially investing in non-income producing securities, including defaulted securities and common stocks; investing in companies in troubled or uncertain financial condition;

investing in domestic and foreign issuers and using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.


FIDELITY(R) VIP HIGH INCOME PORTFOLIO. Seeks a high level of current income,

while also considering growth of capital. Fidelity(R) Management & Research

Company (FMR)'s principal investment strategies include: Normally investing primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities; potentially investing in non-income producing securities, including defaulted securities and common stocks; investing in companies in troubled or uncertain financial condition; investing in domestic and foreign issuers; using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.


FIDELITY(R) VIP INDEX 500 PORTFOLIO. Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500. Fidelity(R) Management & Research Company (FMR)'s

principal
investment strategies include: normally investing at least 80% of assets in common stocks included in the S&P 500 and lending securities to earn income for the fund.


FIDELITY(R) VIP MONEY MARKET PORTFOLIO. Seeks as high a level of current income as is consistent with preservation of capital and liquidity. Fidelity(R) Management and Research Company (FMR)'s principal investment strategies include:

Investing in U.S. dollar-denominated money market securities of domestic and foreign issuers and repurchase agreements; potentially entering into reverse repurchase agreements; investing more than 25% of total assets in the financial services industries; and investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.


FIDELITY(R) VIP OVERSEAS PORTFOLIO. Seeks long-term growth of capital.

Fidelity(R) Management & Research Company (FMR)'s principal investment strategies include: Normally investing at least 80% of assets in non-U.S.

securities; normally investing primarily in common stocks; allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole and using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.


FOR ADDITIONAL INFORMATION CONCERNING FIDELITY(R) VARIABLE INSURANCE PRODUCTS

FUND ("VIP") AND ITS PORTFOLIOS, PLEASE SEE THE VIP PROSPECTUS, WHICH SHOULD BE

READ CAREFULLY BEFORE INVESTING.


JANUS ASPEN SERIES

(INVESTMENT ADVISOR - JANUS CAPITAL MANAGEMENT LLC)


JANUS ASPEN SERIES FLEXIBLE BOND PORTFOLIO. Seeking maximum total return consistent with preservation of capital. The Janus Aspen Series Flexible Bond

Portfolio invests under normal circumstances, at least 80% of its assets plus the amount of any borrowings for investment purposes in bonds, including, but not limited to, government bonds, corporate bonds, convertible bonds,

mortgage-backed securities and zero-coupon bonds. The Portfolio will invest at least 65% of its assets in investment grade debt securities and will maintain an average-weighted effective maturity of five to ten years. The Portfolio will limit its investments in high-yield/high-risk bonds to 35% or less of its net assets. This Portfolio generates total return from a combination of current income and capital appreciation, but income is usually the dominant portion.


JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO. Seeking long-term capital growth in a manner consistent with preservation of capital. The Janus Aspen Series

Worldwide Growth Portfolio invests primarily in common stocks of companies of any size located throughout the world. The Portfolio normally invests in issuers from several different countries, including the United States. The Portfolio may, under unusual circumstances, invest in a single country. The Portfolio may have significant exposure to emerging markets. Within the parameters of its specific investment policies, the portfolio may invest without limit in foreign equity and debt securities, which may include emerging markets.


FOR ADDITIONAL INFORMATION CONCERNING JANUS ASPEN SERIES AND ITS PORTFOLIOS,

PLEASE SEE THE JANUS ASPEN SERIES PROSPECTUS, WHICH SHOULD BE READ CAREFULLY

BEFORE INVESTING.


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

(INVESTMENT ADVISOR - NEUBERGER BERMAN MANAGEMENT, INC.)


NB AMT FASCIANO PORTFOLIO. Seeks long-term capital growth. The Portfolio manager also may consider a company's potential for current income prior to selecting it for the portfolio. The Portfolio invests primarily in the common stocks of smaller companies, i.e. those with market capitalizations of less than $1.5 billion at the time the portfolio first invests in them. The fund may continue to hold a position in a stock after the issuer has grown beyond 1.5 billion. The manager will look for companies with: strong business franchises that are likely to sustain long-term rates of earnings growth for a three to five year time horizon; and stock prices that the market has undervalued relative to the value of similar companies and that offer excellent potential to appreciate over a three to five year time horizon. The Portfolio has the ability to change its goal without shareholder approval, although it does not currently intend to do

so.


NB AMT LIMITED MATURITY BOND PORTFOLIO. Seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal. The Portfolio invests mainly in investment-grade bonds and other debt securities from U.S. government and corporate issuers. These may include mortgage- and asset-backed securities. To enhance yield and add diversification,

the Portfolio may invest up to 10% of net assets in securities that are below investment grade provided that, at the time of purchase, they are rated at least

B by Moody's or Standard and Poor's, or if unrated by either of these, are believed by the managers to be of comparable quality. The Portfolio may also invest in foreign debt securities to enhance yield and/or total return. Although the Portfolio may invest in securities of any maturity, it normally maintains an average Portfolio duration of four years or less. The Portfolio is authorized to change its goal without shareholder approval, although it currently does not intend to do so. It normally invests at least 80% of its assets in bonds and other debt securities and will not alter this policy without providing at least

60 days' prior notice to shareholders.


NB AMT REGENCY PORTFOLIO. Seeks growth of capital. The Portfolio invests mainly in common stocks of mid-capitalization companies. It seeks to reduce risk by diversifying among different companies and industries. The managers look for well-managed companies whose stock prices are undervalued. The Portfolio has the ability to change its goal without shareholder approval, although it does not currently intend to do so.


FOR ADDITIONAL INFORMATION CONCERNING NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

AND ITS PORTFOLIOS, PLEASE SEE THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

OLD MUTUAL INSURANCE SERIES FUND

(INVESTMENT ADVISOR - OLD MUTUAL CAPITAL, INC.)


OLD MUTUAL COLUMBUS CIRCLE TECHNOLOGY AND COMMUNICATIONS PORTFOLIO. The

Portfolio seeks to provide investors with long-term growth of capital. To pursue this goal, the Old Mutual Columbus Circle Technology and Communications

Portfolio normally invests at least 80% of its assets in equity securities of companies in the technology and communications sectors. The Portfolio's holdings may range from smaller companies developing new technologies or pursuing scientific breakthroughs to large, blue chip firms with established track records in developing, using or marketing scientific advances. Equity securities in which the Portfolio may invest include common and preferred stocks.


OLD MUTUAL GROWTH II PORTFOLIO. The Portfolio seeks to provide investors with capital appreciation. To pursue this goal, the Old Mutual Growth II Portfolio normally invests at least 65% of its assets in equity securities of small and medium sized companies with growth characteristics. The companies in which the

Portfolio invests generally have market capitalizations similar to the market capitalizations of the companies in the Russell Midcap(R) Growth Index at the time of the Portfolio's investment. Equity securities in which the Portfolio may invest include common and preferred stocks.


OLD MUTUAL MID-CAP PORTFOLIO. The Portfolio seeks to provide investors with above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk. To pursue this goal, the Old Mutual Mid-Cap Portfolio normally invests at least 80% of its assets in equity securities of mid-capitalization companies. The companies in which the Portfolio invests generally have market capitalizations similar to the market capitalizations of companies in the

Russell MidCap(R) Index at the time of the Portfolio's investment. Equity securities in which the Portfolio may invest include common and preferred stocks.


OLD MUTUAL SMALL CAP PORTFOLIO. The Portfolio seeks to provide investors with above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk. To pursue this goal, the Old Mutual Small Cap Portfolio normally invests at least 80% of its assets in equity securities of small-capitalization companies. The companies in which the Portfolio invests generally have market capitalizations similar to the market capitalizations of the companies in the Russell 2000(R) Index at the time of the Portfolio's investment. Equity securities in which the Portfolio may invest include common and preferred stocks.


FOR MORE COMPLETE INFORMATION, INCLUDING INFORMATION ON CHARGES AND EXPENSES,

CONCERNING THE OLD MUTUAL INSURANCE SERIES FUND, PLEASE CALL (800) 433-0051 OR

WRITE THE OLD MUTUAL INSURANCE SERIES FUND FOR A PROSPECTUS, WHICH SHOULD BE

READ CAREFULLY BEFORE INVESTING.


ONEAMERICA FUNDS, INC.

(INVESTMENT ADVISOR - AMERICAN UNITED LIFE

INSURANCE COMPANY(R))


ONEAMERICA ASSET DIRECTOR PORTFOLIO. Seeking long-term capital appreciation and some income to help cushion the volatility of equity investments. The OneAmerica

Asset Director Portfolio invests in assets allocated among publicly traded common stock, debt securities (including convertible debentures) and money market securities utilizing a fully managed investment policy. The composition of the Portfolio will vary from time-to-time, based upon the advisor's evaluation of economic and market trends and the anticipated relative total return available from a particular type of security. Accordingly, at any given time, up to 100% of the Portfolio may be invested in any one sector such as common stocks, debt securities or money market instruments.


ONEAMERICA INVESTMENT GRADE BOND PORTFOLIO. Seeking a high level of income with prudent investment risk and capital appreciation consistent with the primary objective. The OneAmerica Investment Grade Bond Portfolio invests primarily in investment grade fixed income securities. The Portfolio may invest no more than

10% of its assets in securities rated less than BBB or Baa (investment grade).

It is intended that the Portfolio securities generally will be of sufficient credit quality to provide a high level of protection against loss of principal or interest. The Portfolio may also invest in money market instruments,

repurchase agreements, reverse repurchase agreements, dollar-denominated foreign securities and other debt securities that are consistent with the maturity and credit quality criteria.


ONEAMERICA MONEY MARKET PORTFOLIO. Seeking to provide a level of current income while preserving assets and maintaining liquidity and investment quality. The

OneAmerica Money Market Portfolio invests in short-term money market instruments of the highest quality that the advisor has determined present minimal credit risk. The Portfolio invests only in money market instruments denominated in U.S.

dollars that mature in 13 months or less from the date of purchase. These instruments may include U.S. Government securities, commercial paper, repurchase agreements, reverse repurchase agreements, certificates of deposit and money market funds.


ONEAMERICA VALUE PORTFOLIO. Seeking long-term capital appreciation. The

OneAmerica Value Portfolio invests primarily in equity securities selected on the basis of fundamental investment research for their long-term growth prospects. The Portfolio uses a value-driven approach in selecting securities,

concentrating on companies which appear undervalued compared to the market and to their own historic valuation levels. Typically, at least 65% of the

Portfolio's assets will be invested in common stocks listed on a national securities exchange or actively traded over-the-counter on the NASDAQ National

Market System.


FOR ADDITIONAL INFORMATION CONCERNING ONEAMERICA FUNDS, INC. AND ITS PORTFOLIOS,

PLEASE SEE THE ONEAMERICA FUNDS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY

BEFORE INVESTING.


PIONEER VARIABLE CONTRACTS TRUST

(INVESTMENT ADVISOR - PIONEER INVESTMENT MANAGEMENT, INC.)


PIONEER FUND VCT PORTFOLIO. Seeking reasonable income and capital growth, the portfolio invests in a broad list of carefully selected, reasonably priced securities rather than in securities whose prices reflect a premium resulting from their current
market popularity. The portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers. For purposes of the portfolio's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as depositary receipts, warrants, rights,

exchange-traded funds (ETFs) that invest primarily in equity securities and equity interests in real estate investment trusts (REITs) and preferred stocks.


PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO. Seeking Growth of capital, the portfolio invests primarily in equity securities of companies that Pioneer

Investment Management, Inc., the portfolio's investment adviser, considers to be reasonably priced or undervalued, with above average growth potential. For purposes of the portfolio's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as exchange-traded funds (ETFs) that invest primarily in equity securities, depositary receipts, equity interests in real estate investment trusts (REITs),

warrants, rights and preferred stocks. The portfolio may invest a significant portion of its assets in equity securities of small companies.


FOR ADDITIONAL INFORMATION CONCERNING PIONEER VARIABLE CONTRACT TRUST

PORTFOLIOS, PLEASE SEE THE PIONEER RESOURCE SERIES TRUST PROSPECTUS, WHICH

SHOULD BE READ CAREFULLY BEFORE INVESTING.


T. ROWE PRICE EQUITY SERIES, INC.

(INVESTMENT ADVISOR - T. ROWE PRICE ASSOCIATES, INC.)


T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO. Seeking to provide long-term growth of capital by investing primarily in the common stocks of large- and medium-sized blue chip companies with the potential for above-average growth. Income is a secondary objective. Fund Managers carefully select companies which are well-established in their respective industries, and which possess some or all of the following characteristics: leading market positions; seasoned management teams; and strong financial fundamentals. Some of the companies the Fund targets will have good prospects for dividend growth. The Fund may invest up to 20% of its total assets in foreign securities.


T. ROWE PRICE EQUITY INCOME PORTFOLIO. Seeking to provide substantial dividend income and long-term capital growth. The Fund normally invests in common stocks of well-established companies expected to pay above-average dividends. The fund manager typically employs a value-oriented investment approach by seeking companies that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth. In selecting investments, management focuses on companies with an above-average dividend yield relative to the S&P 500(R); low price/earnings ratio relative to the S&P 500(R); a sound balance sheet and other positive financial characteristics and a low stock price relative to a company's underlying value as measured by assets, cash flow or business franchises.


T. ROWE PRICE MID-CAP GROWTH PORTFOLIO. Seeking long-term capital appreciation through investments in mid-cap stocks with potential for above-average earnings growth. The Fund will normally invest at least 80% of net assets in a diversified portfolio of common stocks of mid-cap companies whose earnings T.

Rowe Price expects to grow at a faster rate than the average company. Mid-Cap companies are defined as those whose market capitalization falls within the range of either the S&P Mid Cap 400 Index or the Russell Midcap Growth Index. In

selecting investments, management generally favors companies that have proven products or services; have a record of above-average earnings growth; have demonstrated potential to sustain earnings growth; operate in industries experiencing increasing demand; or have stock prices that appear to undervalue their growth prospects. While most of the assets will be invested in U.S. common stocks, the portfolio may hold other securities including foreign securities,

futures and options in keeping with the Portfolio's objective. Effective May 1,

2004, this Portfolio will not be available to new contracts.


T. ROWE PRICE FIXED INCOME SERIES, INC.

(INVESTMENT ADVISOR - T. ROWE PRICE ASSOCIATES, INC.)


T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO. Seeking high level of income consistent with moderate fluctuations in principal value. The Fund normally invests at least 80% of its net assets in bonds and 65% of total assets in short- and intermediate-term bonds. There are no maturity limitations on individual securities but the Fund's dollar-weighted average effective maturity will not exceed five years. At least 90% of the Fund's Portfolio will consist of investment-grade securities that have been rated in the four highest credit categories. In an effort to enhance yield, up to 10% of assets can be invested in below-investment-grade securities. Holdings may also include mortgage-backed securities, derivatives and foreign investments.


FOR ADDITIONAL INFORMATION CONCERNING T. ROWE PRICE EQUITY SERIES, INC. AND T.

ROWE PRICE FIXED INCOME SERIES, INC. AND THEIR PORTFOLIOS, PLEASE SEE THE T.

ROWE PRICE EQUITY SERIES, INC. AND THE T. ROWE PRICE FIXED INCOME SERIES, INC.

PROSPECTUSES, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


TIMOTHY PLAN(R) PORTFOLIO VARIABLE SERIES

(INVESTMENT ADVISOR - THE TIMOTHY PLAN(R), INC.)


TIMOTHY PLAN(R) CONSERVATIVE GROWTH VARIABLE. Seeking long-term growth of capital through investing in a diversified mix of Timothy Plan's morally screened domestic equity and fixed income funds. Except for highly unusual defensive periods, the fund is fully invested in Timothy Fixed Income Fund,

Timothy Large/Mid-Cap Value Fund, Timothy Large/Mid-Cap Growth Fund, Timothy

Small-Cap Value Fund and Timothy Money Market Fund in accordance with an asset allocation formula that is appropriate for investors willing to accept a degree of investment risk but maintain a generally conservative mix. The allocations are reviewed and revised if appropriate each year.


TIMOTHY PLAN(R) STRATEGIC GROWTH VARIABLE. Seeking long-term growth of capital through investing in a diversified mix of Timothy Plan's morally screened domestic equity funds. Except for highly defensive periods, the fund strives to stay fully invested in Timothy Fixed Income Fund, Timothy Large/Mid-Cap Value

Fund, Timothy Large/Mid-Cap Growth Fund, Timothy Small-Cap Value Fund and

Timothy Aggressive Growth Fund in accordance with an asset allocation formula that is appropriate for investors who are willing to accept greater investment fluctuation and volatility to achieve this goal. The allocations are reviewed and revised if appropriate each year.


FOR ADDITIONAL INFORMATION CONCERNING TIMOTHY PLAN(R) PORTFOLIO VARIABLE SERIES

AND THEIR PORTFOLIOS, PLEASE SEE THE TIMOTHY PLAN(R) PORTFOLIO VARIABLE SERIES

PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


VANGUARD(R) VARIABLE INSURANCE FUND

(INVESTMENT ADVISOR - THE VANGUARD GROUP, INC.)


VANGUARD(R) VIF MID-CAP INDEX PORTFOLIO. Seeking to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks. The Portfolio employs a passive management approach designed to track the performance of the MSCI(R) US Mid Cap 450 Index. Invests all, or

substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.


VANGUARD(R) VIF SMALL COMPANY GROWTH PORTFOLIO. Seeking to provide long-term capital appreciation. The Portfolio invests mainly in stocks of small companies considered by the advisors to have above-average prospects for growth but that often provide little or no dividend income.


VANGUARD(R) VIF TOTAL BOND MARKET INDEX PORTFOLIO. Seeking to track the performance of a broad, market-weighted bond index. The Portfolio employs a passive management strategy designed to track the performance of the Lehman

Brothers Aggregate Bond Index.


FOR ADDITIONAL INFORMATION CONCERNING VANGUARD VARIABLE INSURANCE FUND AND ITS

PORTFOLIOS, PLEASE SEE THE VANGUARD VARIABLE INSURANCE FUND PROSPECTUS, WHICH

SHOULD BE READ CAREFULLY BEFORE INVESTING. VANGUARD IS A TRADEMARK OF THE

VANGUARD GROUP, INC.


More detailed information concerning the investment objectives, policies, and restrictions pertaining to the Funds and Portfolios and their expenses,

investment advisory services and charges and the risks involved with investing in the Portfolios and other aspects of their operations can be found in the current prospectus for each Fund or Portfolio and the current Statement of

Additional Information for each Fund or Portfolio. The prospectuses for the

Funds or Portfolios should be read carefully before any decision is made concerning the allocation of Net Premium payments or transfers among the Investment Accounts.


AUL has entered into agreements with the Distributors/Advisors of AIM Variable

Insurance Funds, Alger American Fund, American Century(R) Variable Portfolios,

Inc., Calvert Variable Series, Inc., Dreyfus Investment Portfolios, Dreyfus

Variable Investment Fund, Fidelity(R) Variable Insurance Products Freedom Funds,

Fidelity(R) Variable Insurance Products Funds, Janus Aspen Series, Old Mutual

Capital, Inc., Neuberger Berman, Pioneer Investment Management, Inc., T. Rowe

Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., The Timothy

Plan(R) and The Vanguard Group, Inc., under which AUL has agreed to render certain services and to provide information about these Funds to Owners who invest in these Funds. Under these agreements and for providing these services,

AUL receives compensation from the Distributor/Advisor of these Funds, (or from the Funds if a 12b-1 plan has been approved) ranging from zero basis points until a certain level of Fund assets have been purchased to 25 basis points on the net average aggregate deposits made.


AUL cannot guarantee that each Fund or Portfolio will always be available for the Policies; but, in the event that a Fund or Portfolio is not available, AUL will take reasonable steps to secure the availability of a comparable fund.

Shares of each Portfolio are purchased and redeemed at net asset value, without a sales charge.


VOTING RIGHTS


AUL is the legal owner of the shares of the Portfolios held by the Investment

Accounts of the Separate Account. In accordance with its view of present applicable law, AUL will exercise voting rights attributable to the shares of each Portfolio held in the Investment Accounts at regular and special meetings of the shareholders of the Funds or Portfolios on matters requiring shareholder voting under the 1940 Act. AUL will exercise these voting rights based on instructions received from persons having the voting interest in corresponding

Investment Accounts of the Separate Account and consistent with any requirements imposed on AUL under contracts with any of the Funds, or under applicable law.

However, if the Investment Company Act of 1940 or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result AUL determines that it is permitted to vote the shares of the

Portfolios in its own right, it may elect to do so.


The person having the voting interest under a Policy is the Owner. AUL or the pertinent Fund shall send to each Owner a Fund's proxy materials and forms of instruction by means of which instructions may be given to AUL on how to exercise voting rights attributable to the Portfolio's shares.


Unless otherwise required by applicable law or under a contract with any of the

Funds, with respect to each of the Portfolios, the number of Portfolio shares as to which voting instructions may be given to AUL is determined by dividing the value of all of the Accumulation Units of the corresponding Investment Account attributable to a Policy on a particular date by the net asset value per share of that Portfolio as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the date coincident with the date established by a Fund for determining shareholders eligible to vote at the meeting of the Fund or Portfolio. If required by the SEC or under a contract with any of the Funds, AUL reserves the right to determine in a different fashion the voting rights attributable to the shares of the Portfolio. Voting instructions may be cast in person or by proxy.


Voting rights attributable to the Policies for which no timely voting instructions are received will be voted by AUL in the same proportion as the voting instructions which are received in a timely manner for all Policies participating in that Investment Account. AUL will vote shares of any Investment

Account, if any, that it owns beneficially in its own discretion, except that if a Fund offers its shares to any insurance company separate account that funds variable annuity contracts or if otherwise required by applicable law or contract, AUL will vote its own shares in the same proportion as the voting instructions that are received in timely manner for Policies participating in the Investment Account.


Neither the Separate Account nor AUL is under any duty to inquire as to the instructions received or the authority of Owners or others to instruct the voting of shares of any of the Portfolios.


If required by state insurance officials, AUL may disregard Owner voting instructions if such instructions would require shares to be voted so as to cause a change in sub-classification or investment objectives of one or more of the Portfolios, or to approve or disapprove an investment advisory agreement. In addition, AUL may under certain circumstances disregard voting instructions that would require changes in the investment advisory contract or investment advisor of one or more of the Portfolios, provided that AUL reasonably disapproves of such changes in accordance with applicable federal regulations. If AUL ever disregards voting instructions, Owners will be advised of that action and of the reasons for such action in the next semiannual report. Finally, AUL reserves the right to modify the manner in which the weight to be given to pass-through voting instructions is calculated when such a change is necessary to comply with current federal regulations or the current interpretation thereof.


                        PREMIUM PAYMENTS AND ALLOCATIONS


APPLYING FOR A POLICY


AUL requires satisfactory evidence of the proposed Insured's insurability, which may include a medical examination of the proposed Insured. The available Issue

Ages are 0 through 85 on a standard basis, and 20 through 85 on a preferred non-

tobacco user and tobacco user basis. Issue Age is determined based on the

Insured's age as of the Contract Date. Acceptance of an application depends on

AUL's underwriting rules, and AUL reserves the right to reject an application.

Coverage under the Policy is effective as of the later of the date the initial premium is paid or the Issue Date.


As the Owner of the Policy, you may exercise all rights provided under the

Policy while the Insured is living, subject to the interests of any assignee or irrevocable beneficiary. The Insured is the Owner, unless a different Owner is named in the application. In accordance with the terms of the Policy, the Owner may in the application or by Proper Notice name a contingent Owner or a new

Owner while the Insured is living. The Policy may be jointly owned by more than one Owner. The consent of all joint Owners is required for all transactions except when proper forms have been executed to allow one Owner to make changes.

Unless a contingent Owner has been named, on the death of the last surviving

Owner, ownership of the Policy passes to the estate of the last surviving Owner,

which then will become the Owner. A change in Owner may have tax consequences.

See "Tax Considerations."


RIGHT TO EXAMINE PERIOD


You may cancel your Policy for a refund during your "right to examine" period.

This period expires 10 calendar days after you receive your Policy (or a longer period if required by law). If you decide to cancel the Policy, you must return it by mail or other delivery method to the Home Office or to the authorized AUL representative who sold it. Immediately after mailing or delivery of the Policy to AUL, the Policy will be deemed void from the beginning. Within seven calendar days after AUL receives the returned Policy, AUL will refund the greater of premiums paid or the Account Value.


PREMIUMS


The minimum initial premium payment required depends on a number of factors,

such as the Age, sex and risk class of the proposed Insured, the initial Face

Amount, any supplemental and/or rider benefits and the planned premium payments you propose to make. Consult your AUL representative for information about the initial premium required for the coverage you desire.


The initial premium is due on or before delivery of the Policy. There will be no coverage until this premium is paid or until the Issue Date, whichever is later.


You may make other premium payments at any time and in any amount, subject to the limits described in this section. The actual amount of premium payments will affect the Account Value and the period of time the Policy remains in force.


Premium payments after the initial payment must be made to our Home Office. Each payment must be at least equal to the minimum payment shown on the Policy Data

Page in your Policy. All premiums combined may not be more than $1,000,000,

unless a higher amount is agreed to by us.


The planned premium is the amount for which we will bill you or, in the case of our automatic premium plan (which deducts the planned premium from your checking account), the amount for which we will charge your account. The amount and frequency of the planned premium are shown on the Policy Data Page in your

Policy. You may change the amount and the frequency of the planned premium by

Proper Notice. We reserve the right to change the planned premium to comply with our rules for billing amount and frequency.


Unless otherwise indicated, premiums received in excess of planned premium will be applied as additional premium.


If the payment of any premium would cause an increase in Risk Amount because of the Minimum Insurance Percentage, we may require satisfactory evidence of insurability before accepting it. If we accept the premium, we will allocate the

Net Premium to your Account Value on the date of our acceptance. If we do not accept the premium, we will refund it to you.


If the payment of any premium would cause this Policy to fail to meet the federal tax definition of a life insurance contract in accordance with the

Internal Revenue Code, we reserve the right to refund the amount to you with interest no later than 60 days after the end of the Policy Year when we receive the premium, but we assume no obligation to do so.

If the payment of any premium would cause the Policy to become a Modified

Endowment, we will attempt to so notify you upon allocating the premium, but we assume no obligation to do so. In the event that we notify you, consistent with the terms of the notice you may choose whether you want the premium refunded to you. We reserve the right to refund any premiums that cause the Policy to become a Modified Endowment. Upon request, we will refund the premium, with interest,

to you no later than 60 days after the end of the Policy Year in which we receive the premium.


PLANNED PREMIUMS. When applying for a Policy, you may select a plan for paying level premium payments semi-annually or annually. If you elect, AUL will also arrange for payment of planned premiums on a monthly basis under a pre-authorized payment arrangement. You are not required to pay premium payments in accordance with these plans; rather, you can pay more or less than planned,

or skip a planned premium entirely. (See, however, "Premium Payments to Prevent

Lapse" and "Guarantee Period and Required Premium for the Guarantee Period."

Each premium after the initial premium must be at least $50. AUL may increase this minimum 90 days after we send you a written notice of such increase.

Subject to the limits described above, you can change the amount and frequency of planned premiums whenever you want by sending Proper Notice to the Home

Office. However, AUL reserves the right to limit the amount of a premium payment or the total premium payments paid.


PREMIUM PAYMENTS TO PREVENT LAPSE


Failure to pay planned premiums will not necessarily cause a Policy to lapse.

Conversely, paying all planned premiums will not guarantee that a Policy will not lapse. The conditions that will result in your Policy lapsing will vary depending on whether a Guarantee Period is in effect, as follows:


GRACE PERIOD. The Policy goes into default at the start of the grace period,

which is a period to make a premium payment sufficient to prevent lapse. A Grace

Period starts if the Net Cash Value on a Monthiversary will not cover the

Monthly Deduction. AUL will send notice of the grace period and the amount required to be paid during the grace period to your last known address. The grace period shall terminate as of the date indicated in the notice, which shall comply with any applicable state law. Your Policy will remain in force during the grace period. If the Insured should die during the grace period, the Death

Benefit proceeds will still be payable to the beneficiary, although the amount paid will be equal to the Death Benefit immediately prior to the start of the grace period, plus any benefits provided by rider, and less any outstanding loan and loan interest and overdue Monthly Deductions and mortality and expense risk charges as of the date of death. See "Amount of Death Benefit Proceeds." If the grace period premium payment has not been paid before the grace period ends,

your Policy will lapse. It will have no value, and no benefits will be payable.

See "Reinstatement."


A grace period also may begin if any outstanding loan and loan interest becomes excessive. See "Policy Loans."


GUARANTEE PERIOD AND REQUIRED PREMIUM FOR THE GUARANTEE PERIOD. The Guarantee

Period is the period shown in the Policy during which the Policy will remain in force and will not begin the grace period, if on each Monthiversary, the sum of the premiums paid to date, less any Partial Surrenders, loans and loan interest,

equals or exceeds the Required Premium for the Guarantee Period multiplied by the number of Policy Months since the Contract Date. If this test fails on any

Monthiversary, the continuation of insurance guarantee terminates. The guarantee will not be reinstated.


The Required Premium for the Guarantee Period is shown on the Policy Data Page.

If you make changes to the Policy after issue, the Required Premium for subsequent months may change. We will send you notice of the new Required

Premium. The Required Premium per $1,000 factors for the Face Amount vary by risk class, Issue Age, and sex. Additional premiums for substandard ratings and rider benefits are included in the Required Premium.


AFTER THE GUARANTEE PERIOD. A grace period starts if the Net Cash Value on a

Monthiversary will not cover the Monthly Deduction. A premium sufficient to keep the Contract in force must be submitted during the grace period.


PREMIUM ALLOCATIONS AND CREDITING


On the Investment Option Election Form, you specify the percentage of a Net

Premium to be allocated to the Investment Accounts and to the Fixed Account. The

sum of your allocations must equal 100%, with at least 1% of the Net Premium payment allocated to each account selected by you. All Net Premium allocations must be in whole percentages. AUL reserves the right to limit the number of

Investment Accounts to which premiums may be allocated. You can change the allocation percentages at any time, subject to these rules, by sending Proper

Notice to the Home Office, by telephone if written authorization is on file with us or by using the Internet. The change will apply to the premium payments received with or after receipt of your notice.


The initial Net Premium generally is allocated to the Fixed Account and the

Investment Accounts in accordance with your allocation instructions on the later of the day the "right to examine" period expires, or the date we receive the premium at our Home Office. Subsequent Net Premiums are allocated as of the end of the Valuation Period during which we receive the premium at our Home Office.


We generally allocate all Net Premiums received prior to the Issue Date to our general account prior to the end of the "right to examine" period. We will credit interest daily on Net Premiums so allocated. However, we reserve the right to allocate Net Premiums to the Fixed Account and the Investment Accounts

of the Separate Account in accordance with your allocation instructions prior to the expiration of the "right to examine" period. If you exercise your right to examine the Policy and cancel it by returning it to us, we will refund to you the greater of any premiums paid or the Account Value. At the end of the "right to examine" period, we transfer the Net Premium and interest to the Fixed

Account and the Investment Accounts of the Separate Account based on the percentages you have selected in the application. For purposes of determining the end of the "right to examine" period, solely as it applies to this transfer, we assume that receipt of this Policy occurs five calendar days after the Issue Date.


Premium payments requiring satisfactory evidence of insurability will not be credited to the Policy until underwriting has been completed and the premium payment has been accepted. If the additional premium payment is rejected, AUL will return the premium payment immediately, without any adjustment for investment experience.


TRANSFER PRIVILEGE


You may transfer amounts between the Fixed Account and Investment Accounts or among Investment Accounts at any time after the "right to examine" period.


There currently is no minimum transfer amount, although we reserve the right to require a $100 minimum transfer. You must transfer the minimum amount, or, if less, the entire amount in the account from which you are transferring each time a transfer is made. If after the transfer the amount remaining in any account is less than $25, we have the right to transfer the entire amount. Any applicable transfer charge will be assessed. The charge will be deducted from the account(s) from which the transfer is made on a pro rata basis.


Transfers are made such that the Account Value on the date of transfer will not be affected by the transfer, except for the deduction of any transfer charge. We reserve the right to limit the number of transfers to 12 per year, or to restrict transfers from being made on consecutive Valuation Dates.


If we determine that the transfers made by or on behalf of one or more Owners are to the disadvantage of other Owners, we may restrict the rights of certain

Owners. We also reserve the right to limit the size of transfers and remaining balances, to limit the number and frequency of transfers, and to discontinue telephone transfers.


The first 12 transfers during each Policy Year are free. Any unused free transfers do not carry over to the next Policy Year. We reserve the right to assess a $25 charge for the thirteenth and each subsequent transfer during a

Policy Year. For the purpose of assessing the charge, each request (internet or telephone request described below) is considered to be one transfer, regardless of the number of Investment Accounts or the Fixed Account affected by the transfer. The charge will be deducted from the Investment Account(s) from which the transfers are made.


Unless AUL restricts the right of an Owner to transfer funds as stated above,

there is no limit on the number of transfers that can be made between Investment

Accounts or to the Fixed Account. There is a limit on the amount transferred from the Fixed Account each Policy Year. See "Transfers from Fixed Account" for restrictions.


TELEPHONE AND INTERNET TRANSFERS. Telephone transfers will be based upon instructions given by telephone, provided the appropriate election has been made at the time of application or proper authorization has been provided to us.

Transfers initiated via AUL's Internet site Account Services, AUL.com, will be processed as a result of authorization given by the user accessing the site. We reserve the right to suspend telephone or internet transfer privileges at any time, for any reason, if we deem such suspension to be in the best interests of

Owners. We will employ reasonable procedures to confirm that instructions communicated by telephone or via the Internet are genuine, and if we follow those procedures, we will not be liable for any losses due to unauthorized or fraudulent instructions. We may be liable for such losses if we do not follow those reasonable procedures. The procedures we will follow for telephone transfers include requiring some form of personal identification prior to acting on instructions received by telephone, providing written confirmation of the transaction, and making a tape recording of the instructions given by telephone.


ABUSIVE TRADING PRACTICES


LATE TRADING. Some investors attempt to profit from trading in Investment

Accounts after the close of the market, but before the Variable Account has actually been priced. Because the market has closed, these investors have actual knowledge of the price of the securities prior to its calculation. They are,

therefore, executing trades with information that was not readily available to the market, thereby benefiting financially to the detriment of other Owners and

Participants.


AUL prohibits late trading in its Investment Accounts. The Variable Account dates and time stamps all trades from whatever source and allows only those trades received prior to the close of the market to receive that day's unit value. All trades received after this point will receive the next day's calculated unit value.


MARKET TIMING. Some investors attempt to profit from various short-term or frequent trading strategies commonly known as market timing. Excessive purchases and redemptions disrupt underlying portfolio management, hurt underlying fund performance and drive underlying fund expenses higher. These costs are borne by all Owners, including long-term investors who do not generate these costs.


AUL discourages market timing and excessive trading. If you intend to engage in such practices, do not invest in the Variable Account. AUL reserves the right to reject any request to purchase or redeem units which it reasonably determines to be in connection with market timing or excessive trading by an investor or by accounts of investors under common control (for example, related contract owners, or a financial advisor with discretionary trading authority for multiple accounts).


AUL does not always know and cannot always reasonably detect such trading. AUL's policies and procedures only address market timing after the fact and are not prophylactic measures; they will only prevent market timing going forward once discovered. However, AUL does monitor for excessive short term trading within its separate accounts. A report is run daily to identify, at the omnibus level,

net trades by Investment Account. Omnibus trades in an individual Investment

Account that exceed a certain dollar amount or percentage of assets will identify potential abusive trading. The dollar amounts and asset percentages are determined by a market timing committee, and are enforced against all policyholders consistently. Once a possible abuse is flagged, the individual trades for the previous
ten days are reviewed to determine if a similar trade amount was executed in the opposite direction over that period.


If a purchase/redemption match is found, then the blotters for the two trade dates are analyzed to determine if the same policyholder has ordered the purchase and redemption. If an individual is identified, the administrative area is notified. Policyholder trading history is reviewed to determine if the trading activity is indeed abusive short term trading. This procedure is enforced against all policyholders consistently.


If it is determined that the trading activity violates AUL's policy, then the policyholder is notified of restrictions on their account. The policyholder's access to internet and interactive voice response trades are turned off and they are limited to a specific number of trades per month, as determined by the market timing committee. The threshold established by the market timing committee will be enforced against all policyholders consistently. While these procedures are only triggered in the event that the omnibus level limit is met,

there are no exceptions to these procedures and they are followed uniformly once the omnibus level triggers are met.


AUL will not enter into any agreement with any individual, corporation, Plan or other entity that would permit such activity for that entity while discouraging it for other Owners.


Some funds may charge a redemption fee for short term trading in their fund.

Furthermore, some funds monitor trading at the omnibus level and enforce their own policies and procedures based on suspected abusive trading. AUL will cooperate and may share Participant level trading information with the funds to the extent necessary to assist in the enforcement of these policies. Please consult the funds' prospectuses for more details.


INITIAL DOLLAR COST AVERAGING PROGRAM


Under the Initial DCA Program, the Owner selects either a six month Initial DCA

Program or a twelve month Initial DCA Program. Once the first premium is deposited into the Enhanced Averaging Fixed Account, AUL will transfer out an amount each month that ensures that the entire balance of the Enhanced Averaging

Fixed Account will be transferred within a six month or twelve month period based on the Owners election at issue. The unit values are determined on the dates of the transfers. To participate in the Program, AUL requires a minimum deposit of $10,000 into the Enhanced Averaging Fixed Account. Transfers to any of the Fixed Account(s) are not permitted under the Initial Dollar Cost

Averaging Program. AUL offers the Initial Dollar Cost Averaging Program to

Contract Owners at no charge, and the Company reserves the right to terminate,

change or temporarily discontinue the Program at any time. Contract Owners may accelerate transfers into one or more Investment Accounts or discontinue participation in the Program at any time by providing Proper Notice to AUL. AUL must receive Proper Notice of such a change at least five days before a previously scheduled transfer is to occur.


Contract Owners may only elect to participate in the Initial DCA Program by requesting it at issue. The Program will take effect on the first monthly transfer date following the premium receipt by AUL at its Home Office. The initial transfer will occur 30 days after the expiration of the "Right to

Examine" period. Subsequent transfers will occur at monthly intervals after the date of the initial transfer. If the date is not a Valuation Date, then the transfer will be made on the next Valuation Date.


ONGOING DOLLAR COST AVERAGING PROGRAM


The Ongoing Dollar Cost Averaging Program, if elected, enables you to transfer systematically and automatically, on a monthly basis, specified dollar amounts from the OneAmerica Money Market Investment Account ("MMIA") to other Investment

Accounts. By allocating on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, participation in the Ongoing Dollar Cost

Averaging Program does not assure a Contract Owner of greater profits from the purchases under the Program, nor will it prevent or necessarily alleviate losses in a declining market.


You specify the fixed dollar amount to be transferred automatically from the

MMIA. At the time that you elect the Ongoing Dollar Cost Averaging Program, the

Account Value in the MMIA from which transfers will be made must be at least

$2,000.


You may elect this Program at the time of application by completing the authorization on the application or at any time after the Policy is issued by properly completing and returning the election form. Transfers made under the

Ongoing Dollar Cost Averaging Program will commence on the Monthiversary on or next following the election.


Once elected, transfers from the MMIA will be processed until the value of the

Investment Account is completely depleted, or you send us Proper Notice instructing us to cancel the transfers.


Currently, transfers made under the Ongoing Dollar Cost Averaging Program will not be subject to any transfer charge and will not count against the number of free transfers permitted in a Policy Year. We reserve the right to impose a $25 transfer charge for each transfer effected under an Ongoing Dollar Cost

Averaging Program. We also reserve the right to alter the terms or suspend or eliminate the availability of the Ongoing Dollar Cost Averaging Program at any

time.


PORTFOLIO REBALANCING PROGRAM


You may elect to have the accumulated balance of each Investment Account redistributed to equal a specified percentage of the Variable Account. This will be done on a quarterly or annual basis from the Monthiversary on which the

Portfolio Rebalancing Program commences. If elected, this plan automatically adjusts your Portfolio mix to be consistent with the allocation most recently requested. The redistribution will not count toward the 12 free transfers permitted each Policy Year. If the Ongoing Dollar Cost Averaging Program has

been elected, the Portfolio Rebalancing Program will not commence until the

Monthiversary following the termination of the Ongoing Dollar Cost Averaging

Program.


You may elect this plan at the time of application by completing the authorization on the application or at any time after the Policy is issued by properly completing the election
form and returning it to us. Modification of new money allocations will not, by itself, modify the Portfolio Rebalancing allocations.


Portfolio rebalancing will terminate when you request any transfer (which includes a loan transaction) or the day we receive Proper Notice instructing us to cancel the Portfolio Rebalancing Program. Portfolio Rebalancing is not

available if you choose the Portfolio Optimization Program, as annual rebalancing is independently a part of that Program.


We do not currently charge for this program. We reserve the right to alter the terms or suspend or eliminate the availability of portfolio rebalancing at any time.


PORTFOLIO OPTIMIZATION PROGRAM


THE SERVICE


Portfolio Optimization is an asset allocation service that we offer at no additional charge for use within this variable life policy. Asset allocation refers to the manner that investments are distributed among asset classes to help attain an investment goal. For your variable life policy, Portfolio Optimization can help with decisions about how you should allocate your Account

Value among available Investment Options. The theory behind Portfolio

Optimization is that diversification among asset classes can help reduce volatility over the long term.


As part of our Portfolio Optimization service, we have developed several asset allocation models ("Portfolio Optimization Models" or "Models"), each based on different profiles of an investor's willingness to accept investment risk. If you decide to subscribe to the Portfolio Optimization service and select one of the Portfolio Optimization Models, your initial Purchase Payment (in the case of a new application) or Account Value, as applicable, will be allocated to the

Investment Options according to the Model you select. Subsequent Purchase

Payments, if allowed under your Contract, will also be allocated accordingly.


If you subscribe to Portfolio Optimization, we will serve as your investment

Advisor for the service, with all associated fiduciary responsibilities, solely for purposes of development of the Portfolio Optimization Models and periodic updates of the Models.


On a periodic basis (typically annually) or when AUL believes appropriate, the

Portfolio Optimization Models are evaluated and the Models are updated. If you subscribe to Portfolio Optimization, we will automatically reallocate your

Account Value in accordance with the Model you select as it is updated from time to time based on discretionary authority that you grant to us, unless you instruct us otherwise. For more information on our role as investment advisor for the Portfolio Optimization service, please see our brochure from our Form

ADV, the SEC investment adviser registration form, which is included as an exhibit and delivered with this prospectus. In developing and periodically updating the Portfolio Optimization Models, we currently rely on the recommendations of an independent third-party analytical firm. We may change the firm that we use from time to time, or, to the extent permissible under applicable law, use no independent firm at all.


THE PORTFOLIO OPTIMIZATION MODELS


We offer five asset allocation models, each comprised of a carefully selected combination of AUL-offered Funds. Development of the Portfolio Optimization models is a two-step process. First, an optimization analysis is performed to determine the breakdown of asset classes. Optimization analysis requires forecasting returns, standard deviations and correlation coefficients of asset classes over the desired investing horizon and an analysis using a state-of-the art program and a statistical analytical technique known as "mean-variance optimization." Next, after the asset class exposures are known, a determination is made of how available Investment Options (underlying Portfolios) can be used to implement the asset class level allocations. The Investment Options are selected by evaluating the asset classes represented by the underlying

Portfolios and combining Investment Options to arrive at the desired asset class exposures. The Portfolio-specific analysis uses historical returns-based style analysis and asset performance and regression and attribution analyses. It may also include portfolio manager interviews. Based on this analysis, Investment

Options are selected in a way intended to optimize potential returns for each

Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of an Investment Option in a Model based on its specific asset class exposure or other specific optimization factors, even where another Investment Option may have better historical performance.


PERIODIC UPDATES OF THE PORTFOLIO OPTIMIZATION MODEL AND NOTICES OF UPDATES


Each of the Portfolio Optimization Models are evaluated periodically (generally,

annually) to assess whether the combination of Investment Options within each

Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of the periodic analysis, each Model may change and Investment Options may be added to a Model

(including Investment Options not currently available), or Investment Options may be deleted from a Model.


When your Portfolio Optimization Model is updated, we will automatically reallocate your Account Value (and subsequent Premiums, if applicable) in accordance with any changes to the Model you have selected. This means the allocation of your Account Value, and potentially the Investment Options in which you are invested, will automatically change and your Account Value (and subsequent Premiums, if applicable) will be automatically reallocated among the

Investment Options in your updated Model. We require that you grant us discretionary investment authority to periodically reallocate your Account Value

(and subsequent Premiums, if applicable) in accordance with the updated version of the Portfolio Optimization Model you have selected, if you wish to participate in Portfolio Optimization.


When we update the Portfolio Optimizations Models, we will send you written notice of the updated Models at least 30 days in advance of the date we intend the updated version of the Model to be effective. You should carefully review these notices. If you wish to accept the changes in your selected Model, you will not need to take any action, as your

Account Value (or subsequent Premiums, if applicable) will be reallocated in accordance with the updated Model automatically. If you do not wish to accept the changes to your selected Model, you can change to a different Model or withdraw from the Portfolio Optimization service. Some of the riders available under the Contract require you to participate in a specific asset allocation service. If you purchased any of these riders, such riders will terminate if you withdraw from Portfolio Optimization or allocate any portion of your subsequent

Premiums or Account Value to an Investment Option that is not currently allowed with the rider (as more fully described in each rider).


SELECTING A PORTFOLIO OPTIMIZATION MODEL


If you choose to subscribe to the Portfolio Optimization service, you need to determine which Portfolio Optimization Model is best for you. AUL will not make this decision. You should consult with your registered representative on this decision. Your registered representative can help you determine which Model is best suited to your financial needs, investment time horizon, and willingness to accept investment risk. You should periodically review these factors with your registered representative to determine if you should change Models to keep up with changes in your personal circumstances. Your registered representative can assist you in completing the proper forms to subscribe to the Portfolio

Optimization service or to change to a different Model. You may, in consultation with your registered representative, utilize analytical tools made available by

AUL, including an investor profile questionnaire, which asks questions intended to help you or your registered representative assess your financial needs,

investment time horizon, and willingness to accept investment risk. It is your decision, in consultation with your registered representative, to select a Model or to change to a different Model, and AUL bears no responsibility for this decision. You may change to a different Model at any time with a proper written request or by telephone or electronic instructions provided a valid telephone/electronic authorization is on file with us.


QUARTERLY REPORTS


If you select a Portfolio Optimization Model, you will be sent a quarterly report that provides information about the Investment Options within your selected Model, in addition to or as part of your usual quarterly statement.


RISKS


Although the Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or that investment results will not experience volatility. Investment performance of your Account Value could be better or worse by participating in a Portfolio

Optimization Model than if you had not participated. A Model may perform better or worse than any single Investment Option or asset class or other combinations of Investment Options or asset classes. Model performance is dependent upon the performance of the component Investment Options (and their underlying

Portfolios). The timing of your investment and the rebalancing may affect performance. Your Account Value will fluctuate, and when redeemed, may be worth more or less than the original cost.


A Portfolio Optimization Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.


Periodic updating of the Portfolio Optimization Models can cause the underlying

Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios.

These expenses can adversely affect performance of the pertinent Portfolios and the Models.


AUL may be subject to competing interests that have the potential to influence its decision making with regard to Portfolio Optimization. For example, one

Portfolio may provide a higher fee to AUL than another Portfolio, and provide

AUL with incentive to use the Portfolio with the higher fee as part of a Portfolio Optimization Model. In addition, AUL may believe that certain

Portfolios may benefit from additional assets or could be harmed by redemptions.


As advisor to OneAmerica Funds, Inc., we monitor performance of the Portfolios,

and may, from time to time, recommend to the Fund's Board of Directors a change in portfolio management firm or strategy or the closure or merger of a

Portfolio, all of which could impact a Model. All Fund Portfolios are analyzed by the independent third party analytical firm. We do not dictate to the third party analytical firm the number of Portfolios in a Model, the percent that any

Portfolio represents in a Model, or which Portfolios may be selected (other than to require exclusion of any Portfolio that is expected to be liquidated, merged into another Portfolio, or otherwise closed). We believe our reliance on the recommendations of an independent third-party analytical firm to develop and update the Models (as described above) reduces or eliminates the potential for us to be influenced by these competing interests, but there can be no assurance of this.


AUL is under no contractual obligation to continue this service and has the right to terminate or change the Portfolio Optimization service at any time.


You may change your model selection at any time with Proper Notice. You should consult with your registered representative to assist you in determining which model is best suited to your financial needs, investment time horizon, and is consistent with your risk comfort level. You should periodically review those factors to determine if you need to change models to reflect such changes. Your registered representative can assist you in completing the proper forms to enroll in Portfolio Optimization. Although the models are designed to optimize returns given the various levels of risk, there is no assurance that a model

Portfolio will not lose money or that investment results will not experience some volatility. Historical market and asset class performance may differ in the future from the
historical performance and assumptions upon which the models are built.

Allocation to a single asset class may outperform a model, so that you would have obtained better returns in a single investment option or options representing a single asset class than in a model. Model Portfolio performance is dependent upon the performance of the component investment options. The timing of your investment and the frequency of automatic rebalancing may affect performance. The value of the Variable Accounts will fluctuate, and when redeemed, may be worth more or less than the original cost. We have the right to terminate or change the Portfolio Optimization service at any time.


FIXED ACCOUNT


SUMMARY OF THE FIXED ACCOUNT


Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, nor has the Fixed

Account been registered as an investment company under the Investment Company

Act of 1940 Act. Accordingly, neither the Fixed Account nor any interests therein are subject to the provisions of these Acts and, as a result, the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the

Fixed Account. The disclosure regarding the Fixed Account, may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


You may allocate some or all of the Net Premiums and transfer some or all of the

Variable Account value to the Fixed Account, which is part of our general account and pays interest at declared rates (subject to a minimum interest rate we guarantee to be 3%). Our general account supports our insurance and annuity obligations.


The portion of the Account Value allocated to the Fixed Account will be credited with rates of interest, as described below. Since the Fixed Account is part of our general account, we benefit from investment gain and assume the risk of investment loss on this amount. All assets in the general account are subject to our general liabilities from business operations.


MINIMUM GUARANTEED AND CURRENT INTEREST RATES


The Account Value in the Fixed Account earns interest at one or more interest rates determined by AUL at its discretion and declared in advance ("Current

Rate"), which are guaranteed by AUL to be at least equal to a minimum effective annual rate of 3% ("Guaranteed Rate"). AUL will determine a Current Rate from time to time and, generally, any Current Rate that exceeds the Guaranteed Rate will be effective for the Policies for a period of at least one year. We reserve the right to change the method of crediting from time to time, provided that such changes do not have the effect of reducing the guaranteed rate of interest.

AUL bears the investment risk for Owner's Fixed Account values and for paying interest at the Current Rate on amounts allocated to the Fixed Account.


ENHANCED AVERAGING FIXED ACCOUNT


Initial and subsequent premiums in the first Contract Year, and prior to the expiration of the Initial DCA Program, may be allocated to the Enhanced

Averaging Fixed Account. AUL will transfer out an amount each month that ensures that the entire balance of the Enhanced Averaging Fixed Account will be transferred within six months or one year after the initial deposit into this account.


Amounts allocated in the Enhanced Averaging Fixed Account earn interest at rates periodically determined by AUL that are guaranteed to be at least an effective annual rate of 3%. Any current rate that exceeds the guaranteed rate will be effective for a period of at least six months or one year after the initial deposit into the Enhanced Averaging Fixed Account. Subsequent deposits into the

Enhanced Averaging Fixed Account will be credited with the current rate at the time of the deposit.


CALCULATION OF THE FIXED ACCOUNT VALUE


Fixed Account value at any time is equal to amounts allocated or transferred to the Fixed Account, plus interest credited minus amounts deducted, transferred,

or surrendered from the Fixed Account.


TRANSFERS FROM THE FIXED ACCOUNT


The amount transferred from the Fixed Account in any Policy Year may not exceed

20% of the amount in the Fixed Account at the beginning of the Policy Year, less any Partial Surrenders made from the Fixed Account since that date, unless the balance after the transfer is less than $25, in which case we reserve the right to transfer the entire amount.


PAYMENT DEFERRAL


We reserve the right to defer payment of any surrender, Partial Surrender, or transfer from the Fixed Account for up to six months from the date of receipt of the Proper Notice for the partial or full surrender or transfer. In this case,

interest on Fixed Account assets will continue to accrue at the then-current rates of interest.


                             CHARGES AND DEDUCTIONS


PREMIUM EXPENSE CHARGES


PREMIUM TAX CHARGE. A 2.5% charge for state and local premium taxes and related administrative expenses is deducted from each premium payment. The state and local premium tax charge reimburses AUL for premium taxes and related administrative expenses associated with the Policies.


AUL expects to pay an average state and local premium tax rate (including related administrative expenses) of approximately 2.5% of premium payments for all states, although such tax rates range from 0% to 4%. This charge may be more or less than the amount actually assessed by the state in which a particular

Owner lives.

SALES CHARGE. AUL deducts a sales charge from each premium payment. The sales charge for contracts issued after May 1, 2000 is currently 2.5% of each premium paid.


MONTHLY DEDUCTION


AUL will deduct Monthly Deductions on the Contract Date and on each

Monthiversary. Monthly Deductions due on the Contract Date and any

Monthiversaries prior to the Issue Date are deducted on the Issue Date. Your

Contract Date is the date used to determine your Monthiversary. The Monthly

Deduction consists of (1) cost of insurance charge, (2) monthly administrative charge, and (3) any charges for rider benefits, as described below. The Monthly

Deduction is deducted from the Variable Account (and each Investment Account)

and Fixed Account pro rata on the basis of the portion of Account Value in each account.


COST OF INSURANCE CHARGE. This charge compensates AUL for the expense of providing insurance coverage. The charge depends on a number of variables and therefore will vary between Policies and from Monthiversary to Monthiversary.

The Policy contains guaranteed cost of insurance rates that may not be increased. The guaranteed rates are no greater than the 1980 Commissioners

Standard Ordinary Non-Smoker and Smoker Mortality Tables (the "1980 CSO Tables")

(and where unisex cost of insurance rates apply, the 1980 CSO-C Tables). The guaranteed rates for substandard classes are based on multiples of or additives to the 1980 CSO Tables. These rates are based on the Attained Age and underwriting class of the Insured. They are also based on the sex of the Insured, except that unisex rates are used where appropriate under applicable law, including in the state of Montana, and in Policies purchased by employers and employee organizations in connection with employment-related insurance or benefit programs. The cost of insurance rate generally increases with the

Attained Age of the Insured. As of the date of this Prospectus, we charge

"current rates" that are generally lower (i.e., less expensive) than the guaranteed rates, and we may also charge current rates in the future. The current rates may also vary with the Attained Age, gender, where permissible,

duration of each Face Amount segment, Policy size and underwriting class of the

Insured. For any Policy, the cost of insurance on a Monthiversary is calculated by multiplying the current cost of insurance rate for the Insured by the Risk

Amount for that Monthiversary. The Risk Amount on a Monthiversary is the difference between the Death Benefit divided by 1.00246627 and the Account

Value.


The cost of insurance charge for each Face Amount segment will be determined on each Monthiversary. AUL currently places Insureds in the following classes,

based on underwriting: Standard Tobacco User, Standard Non-Tobacco User, Preferred Tobacco User, Preferred Non-Tobacco User. An Insured may be placed in a substandard risk class, which involves a higher mortality risk than the

Standard Tobacco User or Standard Non-Tobacco User classes. Standard Non-Tobacco

User rates are available for Issue Ages 0-85. Preferred Non-Tobacco and

Preferred Tobacco User rates are available for Issue Ages 20-85. The guaranteed maximum cost of insurance rate is set forth on the Policy Data Page of your

Policy.


AUL places the Insured in a risk class when the Policy is given underwriting approval, based on AUL's underwriting of the application. When an increase in

Face Amount is requested, AUL conducts underwriting before approving the increase (except as noted below), and a separate risk class may apply to the increase. If the risk class for the increase has higher guaranteed cost of insurance rates than the existing class, the higher guaranteed rates will apply only to the increase in Face Amount, and the existing risk class will continue to apply to the existing Face Amount. If the risk class for the increase has lower guaranteed cost of insurance rates than the existing class, the lower guaranteed rates will apply to both the increase and the existing Face Amount.


MONTHLY ADMINISTRATIVE CHARGE. The monthly administrative charge is a level monthly charge. For Contracts issued after May 1, 2000, the charge is currently

$17.50 during the first Policy Year, and $6 thereafter, which applies in all years. It is guaranteed not to exceed $10 after the first Policy Year. This charge reimburses AUL for expenses incurred in the administration of the Policies and the Separate Account. Such expenses include, but are not limited to: underwriting and issuing the Policy, confirmations, annual reports and account statements, maintenance of Policy records, maintenance of Separate

Account records, administrative personnel costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees, the costs of other services necessary for Owner servicing and all accounting, valuation, regulatory and updating requirements.


COST OF ADDITIONAL BENEFITS PROVIDED BY RIDERS. The cost of additional benefits provided by riders is charged to the Account Value on the Monthiversary.

MORTALITY AND EXPENSE RISK CHARGE


AUL deducts this monthly charge from the Variable Account Value pro rata based on the amounts in each account. The current charge is at an annual rate of 0.75%

of Variable Account value during the first 10 Policy Years, and 0.25%

thereafter, and is guaranteed not to increase for the duration of a Policy. AUL may realize a profit from this charge.


The mortality risk assumed is that Insureds, as a group, may live for a shorter period of time than estimated and, therefore, the cost of insurance charges specified in the Policy will be insufficient to meet actual claims. AUL also assumes the mortality risk associated with guaranteeing the Death Benefit during the Guarantee Period. The expense risk AUL assumes is that expenses incurred in issuing and administering the Policies and the Separate Account will exceed the amounts realized from the monthly administrative charges assessed against the

Policies.


SURRENDER CHARGE


During the first fifteen Policy Years, a surrender charge will be deducted from the Account Value if the Policy is completely surrendered for cash. The total surrender charge will not exceed the maximum surrender charge set forth in the

Policy. The surrender charge is equivalent to 100% of the base coverage target premium for Policy Years 1 through 5, reducing thereafter by 10% annually through Policy Year 15. The "base
coverage target premium" is the target premium associated with the base coverage of the Policy only, not including any riders or benefits.


Partial Surrenders are limited to the Cash Value of the Policy; therefore, there is no surrender charge assessed on Partial Surrenders. Any surrender in excess of Cash Value will constitute a complete surrender and the above surrender charge will apply.


Increases in face amount will begin a new surrender charge period for that coverage amount. Decreases in face amount will not reduce the surrender charge.


The surrender charge for a reinstated Policy will be based on the number of

Policy Years from the original Contract Date. For purposes of determining the surrender charge on any date after reinstatement, the period the Policy was lapsed will be credited to the total Policy period.


The table below shows the surrender charge (which is a percentage of target premium) deducted if the Policy is completely surrendered during the first fifteen Policy Years.




       TABLE OF SURRENDER CHARGES

POLICY YEAR         PERCENTAGE OF PREMIUM

-----------         ---------------------


    1                      100%

    2                      100%

    3                      100%

    4                      100%

    5                      100%

    6                      90%

    7                      80%

    8                      70%

    9                      60%

    10                     50%

    11                     40%

    12                     30%

    13                     20%

    14                     10%

    15                      0%



TAXES


AUL does not currently assess a charge for any taxes other than state premium taxes incurred as a result of the establishment, maintenance, or operation of the Investment Accounts of the Separate Account. We reserve the right, however,

to assess a charge for such taxes against the Investment Accounts if we determine that such taxes will be incurred.


SPECIAL USES


We may agree to reduce or waive the surrender charge or the Monthly Deduction,

or credit additional amounts under the Policies in situations where selling and/or maintenance costs associated with the Policies are reduced, such as the sale of several Policies to the same Owner(s), sales of large Policies, sales of

Policies in connection with a group or sponsored arrangement or mass transactions over multiple Policies.


In addition, we may agree to reduce or waive some or all of these charges and/or credit additional amounts under the Policies for those Policies sold to persons who meet criteria established by us, who may include current and retired officers, directors and employees of us and our affiliates. We may also agree to waive minimum premium requirements for such persons.


We will only reduce or waive such charges or credit additional amounts on any

Policies where expenses associated with the sale of the Policy and/or costs associated with administering and maintaining the Policy are reduced. We reserve the right to terminate waiver/reduced charge and crediting programs at any time,

including those for previously issued Policies.


FUND EXPENSES


Each Investment Account of the Separate Account purchases shares at the net asset value of the corresponding Portfolio. The net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Portfolio. The advisory fees and other expenses are not fixed or specified under the terms of the Policy and are described in the Funds' prospectuses.


                          HOW YOUR ACCOUNT VALUES VARY


There is no minimum guaranteed Account Value, Cash Value or Net Cash Value.

These values will vary with the investment performance of the Investment Accounts and/or the crediting of interest in the Fixed Account, and will depend on the allocation of Account Value. If the Net Cash Value on a Monthiversary is

less than the amount of the Monthly Deduction to be deducted on that date and the Guarantee Period is not then in effect, the Policy will be in default and a grace period will begin. See "Premium Payments to Prevent Lapse."


DETERMINING THE ACCOUNT VALUE


On the Contract Date, the Account Value is equal to the initial Net Premium less the Monthly Deductions deducted as of the Contract Date. On each Valuation Day thereafter, the Account Value is the aggregate of the Variable Account value,

the Fixed Account value, and the Loan Account value. Account Value may be significantly affected on days when the New York Stock Exchange is open for trading but we are closed for business, and you will not have access to Cash

Value on those days. The Account Value will vary to reflect the performance of the Investment Accounts to which amounts have been allocated, interest credited on amounts allocated to the Fixed Account, interest credited on amounts in the

Loan Account, charges, transfers, Partial Surrenders, loans and loan repayments.


VARIABLE ACCOUNT VALUE. When you allocate an amount to an Investment Account,

either by Net Premium payment allocation or by transfer, your Policy is credited with accumulation units in that Investment Account. The number of accumulation units credited is determined by dividing the amount allocated to the Investment

Account by the Investment Account's accumulation unit value at the end of the

Valuation Period during which the allocation is effected. The Variable Account value of the Policy equals the sum, for all Investment Accounts, of the accumulation units credited to an Investment Account multiplied by that

Investment Account's accumulation unit value.

The number of Investment Account accumulation units credited to your Policy will increase when Net Premium payments are allocated to the Investment Account and when amounts are transferred to the Investment Account. The number of Investment

Account accumulation units credited to a Policy will decrease when the allocated portion of the Monthly Deduction and mortality and expense charge are taken from the Investment Account, a loan is made, an amount is transferred from the

Investment Account, or a Partial Surrender is taken from the Investment Account.


ACCUMULATION UNIT VALUES. An Investment Account's accumulation unit value is determined on each Valuation Date and varies to reflect the investment experience of the underlying Portfolio. It may increase, decrease, or remain the same from Valuation Period to Valuation Period. The accumulation unit value for the money market Investment Accounts were initially set at $1, and the accumulation unit value for each of the other Investment Accounts was arbitrarily set at $5 when each Investment Account was established. For each

Valuation Period after the date of establishment, the accumulation unit value is determined by multiplying the value of an accumulation unit for an Investment

Account for the prior Valuation Period by the net investment factor for the

Investment Account for the current Valuation Period.


NET INVESTMENT FACTOR. The net investment factor is used to measure the investment performance of an Investment Account from one Valuation Period to the next. For any Investment Account, the net investment factor for a Valuation

Period is determined by dividing (a) by (b), where:


(a) is equal to:


    1. the net asset value per share of the Portfolio held in the Investment

       Account determined at the end of the current Valuation Period; plus


    2. the per share amount of any dividend or capital gain distribution paid by the Portfolio during the Valuation Period; plus


    3. the per share credit or charge with respect to taxes, if any, paid or reserved for by AUL during the Valuation Period that are determined by

       AUL to be attributable to the operation of the Investment Account; and


(b) is equal to:


    1. the net asset value per share of the Portfolio held in the Investment

       Account determined at the end of the preceding Valuation Period; plus


    2. the per share credit or charge for any taxes reserved for the immediately preceding Valuation Period.


FIXED ACCOUNT VALUE. On any Valuation Date, the Fixed Account value of a Policy is the total of all Net Premium payments allocated to the Fixed Account, plus any amounts transferred to the Fixed Account, plus interest credited on such Net

Premium payments and amounts transferred, less the amount of any transfers from the Fixed Account, less the amount of any Partial Surrenders taken from the

Fixed Account, and less the pro rata portion of the Monthly Deduction charged against the Fixed Account.


LOAN ACCOUNT VALUE. On any Valuation Date, if there have been any Policy loans,

the Loan Account value is equal to amounts transferred to the Loan Account from the Investment Accounts and from the Fixed Account as collateral for Policy loans and for due and unpaid loan interest, less amounts transferred from the

Loan Account to the Investment Accounts and the Fixed Account as outstanding loans and loan interest are repaid, and plus interest credited to the Loan

Account.


CASH VALUE AND NET CASH VALUE


The Cash Value on a Valuation Date is the Account Value less any applicable surrender charges. The Net Cash Value on a Valuation Date is the Cash Value

reduced by any outstanding loans and loan interest. Net Cash Value is used to determine whether a grace period starts. See "Premium Payments to Prevent

Lapse." It is also the amount that is available upon full surrender of the

Policy. See "Surrendering the Policy for Net Cash Value."


                    DEATH BENEFIT AND CHANGES IN FACE AMOUNT


As long as the Policy remains in force, AUL will pay the Death Benefit Proceeds upon receipt at the Home Office of satisfactory proof of the Insured's death.

AUL may require return of the Policy. The Death Benefit Proceeds may be paid in a lump sum, generally within seven calendar days of receipt of satisfactory proof (see "When Proceeds Are Paid"), or in any other way agreeable to you and

us. Before the Insured dies, you may choose how the proceeds are to be paid. If you have not made a choice before the Insured dies, the beneficiary may choose how the proceeds are paid. The Death Benefit Proceeds will be paid to the beneficiary. See " Selecting and Changing the Beneficiary." Coverage is

effective on the later of the date the initial premium is paid or the Issue

Date.


AMOUNT OF DEATH BENEFIT PROCEEDS


The Death Benefit Proceeds are equal to the sum of the Death Benefit in force as of the end of the Valuation Period during which death occurs, plus any rider benefits, minus any outstanding loan and loan interest on that date. If the date of death occurs during a grace period, the Death Benefit will still be payable to the beneficiary, although the amount will be equal to the Death Benefit immediately prior to the start of the grace period, plus any benefits provided by rider, and less any outstanding loan and loan interest and overdue Monthly

Deductions and mortality and expense risk charges as of the date of death. Under certain circumstances, the amount of the Death Benefit may be further adjusted.

See "Limits on Rights to Contest the Policy" and "Changes in the Policy or

Benefits."


If part or all of the Death Benefit Proceeds is paid in one sum, AUL will pay interest on this sum if required by applicable state law from the date of the

Insured's death to the date of payment.

DEATH BENEFIT OPTIONS


The Owner may choose one of two Death Benefit options. Under Option 1, the Death

Benefit is the greater of the Face Amount or the Applicable Percentage (as described below) of Account Value on the date of the Insured's death. Under

Option 2, the Death Benefit is the greater of the Face Amount plus the Account

Value on the date of death, or the Applicable Percentage of the Account Value on the date of the Insured's death.


If investment performance is favorable, the amount of the Death Benefit may increase. However, under Option 1, the Death Benefit ordinarily will not change for several years to reflect any favorable investment performance and may not change at all. Under Option 2, the Death Benefit will vary directly with the investment performance of the Account Value. To see how and when investment performance may begin to affect the Death Benefit, see "Illustrations of Account

Values, Cash Values, Death Benefits and Accumulated Premium Payments."


                     APPLICABLE PERCENTAGES OF ACCOUNT VALUE



ATTAINED AGE      PERCENTAGE      ATTAINED AGE      PERCENTAGE      ATTAINED AGE      PERCENTAGE      ATTAINED AGE      PERCENTAGE


   0-40              250%              50              185%              60              130%              70              115%

    41               243%              51              178%              61              128%              71              113%

    42               236%              52              171%              62              126%              72              111%

    43               229%              53              164%              63              124%              73              109%

    44               222%              54              157%              64              122%              74              107%

    45               215%              55              150%              65              120%            75-90             105%

    46               209%              56              146%              66              119%              91              104%

    47               203%              57              142%              67              118%              92              103%

    48               197%              58              138%              68              117%              93              102%

    49               191%              59              134%              69              116%              94              101%

                                                                                                           95+             100%



INITIAL FACE AMOUNT AND DEATH BENEFIT OPTION


The initial Face Amount is set at the time the Policy is issued. You may change the Face Amount from time to time, as discussed below. You select the Death

Benefit option when you apply for the Policy. You also may change the Death

Benefit option, as discussed below. We reserve the right, however, to decline any change which might disqualify the Policy as life insurance under federal tax law.


CHANGES IN DEATH BENEFIT OPTION


Beginning one year after the Contract Date, as long as the Policy is not in the grace period, you may change the Death Benefit option on your Policy subject to the following rules. If you request a change from Death Benefit Option 2 to

Death Benefit Option 1, the Face Amount will be increased by the amount of the

Account Value on the date of change. The change will be effective on the Monthiversary following our receipt of Proper Notice.


If you request a change from Death Benefit Option 1 to Death Benefit Option 2,

the Face Amount will be decreased by the amount of the Account Value on the date of change. We may require satisfactory evidence of insurability. The change will be effective on the Monthiversary following our approval of the change. We will not permit a change which would decrease the Face Amount below $50,000.


CHANGES IN FACE AMOUNT


Beginning one year after the Contract Date, as long as the Policy is not in the grace period, you may request a change in the Face Amount. If a change in the

Face Amount would result in total premiums paid exceeding the premium limitations prescribed under current tax law to qualify your Policy as a life insurance contract, AUL will refund, after the next Monthiversary, the amount of such excess above the premium limitations. Changes in Face Amount may cause the

Policy to be treated as a Modified Endowment for federal tax purposes.


AUL reserves the right to decline a requested decrease in the Face Amount if compliance with the guideline premium limitations under current tax law would result in immediate termination of the Policy, payments would have to be made from the Cash Value for compliance with the guideline premium limitations, and the amount of such payments would exceed the Net Cash Value under the Policy.


Increases in face amount will begin a new surrender charge period for that coverage amount. Decreases in face amount will not reduce the surrender charge.


The Face Amount after any decrease must be at least $50,000. A decrease in Face

Amount will become effective on the Monthiversary that next follows receipt of

Proper Notice of a request.


Decreasing the Face Amount of the Policy may have the effect of decreasing monthly cost of insurance charges. If you have made any increases to the Face

Amount, the decrease will first be applied to reduce those increases, starting with the most recent increase. The decrease will not cause a decrease in either the Required Premium for the Guarantee Period or the surrender charge.


Any increase in the Face Amount must be at least $5,000 (unless otherwise provided by rider), and an application must be submitted. AUL reserves the right to require satisfactory evidence of insurability. In addition, the Insured's

Attained Age must be less than the current maximum Issue Age for the Policies,

as determined by AUL from time to time. A change in planned premiums may be advisable. If the Policy is within the Guarantee Period on the effective date of the increase, Required Premiums will be increased accordingly. See "Premiums."

The increase in Face Amount will become effective on the Monthiversary on or next following our approval of the increase.


For purposes of calculating cost of insurance charges, any Face Amount decrease will be used to reduce any previous Face

Amount increase then in effect, starting with the latest increase and continuing in the reverse order in which the increases were made. If any portion of the decrease is left after all Face Amount increases have been reduced, it will be used to reduce the initial Face Amount.


SELECTING AND CHANGING THE BENEFICIARY


You select the beneficiary in your application. You may select more than one beneficiary. You may later change the


beneficiary in accordance with the terms of the Policy. The primary beneficiary,

or, if the primary beneficiary is not living, the contingent beneficiary, is the person entitled to receive the Death Benefit Proceeds under the Policy. If the

Insured dies and there is no surviving beneficiary, the Owner (or the Owner's estate if the Owner is the Insured) will be the beneficiary. If a beneficiary is designated as irrevocable, then the beneficiary's written consent must be obtained to change the beneficiary.


                                  CASH BENEFITS


POLICY LOANS


Prior to the death of the Insured, you may borrow against your Policy by submitting Proper Notice to the Home Office at any time after the end of the

"right to examine" period while the Policy is not in the grace period. The

Policy is assigned to us as the sole security for the loan. The minimum amount of a new loan is $500. The maximum amount of a new loan is:


   1. 90% of the Account Value; less


   2. any loan interest due on the next Policy Anniversary; less


   3. any applicable surrender charges; less


   4. any existing loans and accrued loan interest.


Outstanding loans reduce the amount available for new loans. Policy loans will be processed as of the date your written request is received. Loan proceeds generally will be sent to you within seven calendar days. See "When Proceeds Are

Paid."


INTEREST. AUL will charge interest on any outstanding loan at an annual rate of

6.0%. Interest is due and payable on each Policy Anniversary while a loan is outstanding. If interest is not paid when due, the amount of the interest is added to the loan and becomes part of the loan.


LOAN COLLATERAL. When a Policy loan is made, an amount sufficient to secure the loan is transferred out of the Investment Accounts and the Fixed Account and

into the Policy's Loan Account. Thus, a loan will have no immediate effect on the Account Value, but the Net Cash Value will be reduced immediately by the amount transferred to the Loan Account. The Owner can specify the Investment

Accounts from which collateral will be transferred. If no allocation is specified, collateral will be transferred from each Investment Account and from the Fixed Account in the same proportion that the Account Value in each

Investment Account and the Fixed Account bears to the total Account Value in those accounts on the date that the loan is made. Due and unpaid interest will be transferred each Policy Anniversary from each Investment Account and the

Fixed Account to the Loan Account in the same proportion that each Investment

Account value and the Fixed Account bears to the total unloaned Account Value.

The amount we transfer will be the amount by which the interest due exceeds the interest which has been credited on the Loan Account.


The Loan Account will be credited with interest daily at an effective annual rate of not less than 4.0%. Any interest credited in excess of the minimum guaranteed rate is not guaranteed.


LOAN REPAYMENT; EFFECT IF NOT REPAID. You may repay all or part of your loan at any time while the Insured is living and the Policy is in force. Loan repayments must be sent to the Home Office and will be credited as of the date received. A loan repayment must be clearly marked as "loan repayment" or it will be credited as a premium, unless the premium would cause the Policy to fail to meet the federal tax definition of a life insurance contract in accordance with the

Internal Revenue Code. Loan repayments, unlike premium payments, are not subject to premium expense charges. When a loan repayment is made, Account Value in the

Loan Account in an amount equivalent to the repayment is transferred from the

Loan Account to the Investment Accounts and the Fixed Account. Thus, a loan repayment will have no immediate effect on the Account Value, but the Net Cash

Value will be increased immediately by the amount of the loan repayment. Loan repayment amounts will be transferred to the Investment Accounts and the Fixed

Account according to the premium allocation instructions in effect at that time.


If the Death Benefit becomes payable while a loan is outstanding, any outstanding loan and loan interest will be deducted in calculating the Death

Benefit Proceeds. See "Amount of Death Benefit Proceeds."


If the Monthly Deduction exceeds the Net Cash Value on any Monthiversary when the Guarantee Period is not in force, the Policy will be in default. You will be sent notice of the default. You will have a grace period within which you may submit a sufficient payment to avoid termination of coverage under the Policy.

The notice will specify the amount that must be repaid to prevent termination.

See "Premium Payments to Prevent Lapse."


EFFECT OF POLICY LOAN. A loan, whether or not repaid, will have a permanent effect on the Death Benefit and Policy values because the investment results of the Investment Accounts of the Separate Account and current interest rates credited on Account Value in the Fixed Account will apply only to the non-

loaned portion of the Account Value. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the

Investment Accounts while the loan is outstanding, the effect could be favorable or unfavorable. Policy loans may increase the potential for lapse if investment results of the Investment Accounts are less than anticipated. Also, loans could,

particularly if not repaid, make it more likely than otherwise for a Policy to terminate. See "Tax Considerations" for a discussion of the tax treatment of

Policy loans, and the adverse tax consequences if a Policy lapses with loans outstanding. In particular, if your Policy is a Modified Endowment, loans may be currently taxable and subject to a 10% penalty tax.


SURRENDERING THE POLICY FOR NET CASH VALUE


You may surrender your Policy at any time for its Net Cash Value by submitting

Proper Notice to us. AUL may require return of the Policy. A surrender charge may apply. See "Surrender Charge." A surrender request will be processed as of the date your written request and all required documents are received. Payment will generally be made within seven calendar days. See "When Proceeds are Paid."

The Net Cash Value may be taken in one lump sum or it may be applied to a settlement option. See "Settlement Options." The Policy will terminate and cease to be in force if it is surrendered for one lump sum or applied to a settlement option. It cannot later be reinstated. Surrenders may have adverse tax consequences. See "Tax Considerations."


PARTIAL SURRENDERS


You may make Partial Surrenders under your Policy of at least $500 at any time after the end of the "right to examine" period by submitting Proper Notice to

us. As of the date AUL receives Proper Notice for a Partial Surrender, the

Account Value and, therefore, the Cash Value will be reduced by the Partial

Surrender.


When you request a Partial Surrender, you can direct how the Partial Surrender will be deducted from the Investment Accounts and/or the Fixed Account. If you

provide no directions, the Partial Surrender will be deducted from your Account

Value in the Investment Accounts and Fixed Account on a pro rata basis. Partial

Surrenders may have adverse tax consequences. See "Tax Considerations."


AUL will reduce the Face Amount by an amount equal to the Partial Surrender. AUL will reject a Partial Surrender request if the Partial Surrender would reduce the Face Amount below $50,000, or if the Partial Surrender would cause the

Policy to fail to qualify as a life insurance contract under applicable tax laws, as interpreted by AUL.


Partial Surrender requests will be processed as of the date your written request is received, and generally will be paid within seven calendar days. See "When

Proceeds Are Paid."


SETTLEMENT OPTIONS


At the time of surrender or death, the Policy offers various options of receiving proceeds payable under the Policy. These settlement options are summarized below. All of these options are forms of fixed-benefit annuities which do not vary with the investment performance of a separate account. Any representative authorized to sell this Policy can further explain these options upon request.


You may apply proceeds of $2,000 or more which are payable under this Policy to any of the following options:


OPTION 1 - INCOME FOR A FIXED PERIOD. Proceeds are payable in equal monthly installments for a specified number of years, not to exceed 20.


OPTION 2 - LIFE ANNUITY. Proceeds are paid in equal monthly installments for as long as the payee lives. A number of payments can be guaranteed, such as 120, or the number of payments required to refund the proceeds applied.


OPTION 3 - SURVIVORSHIP ANNUITY. Proceeds are paid in monthly installments for as long as either the first payee or surviving payee lives. A number of payments equal to the initial payment can be guaranteed, such as 120. A different monthly installment payable to the surviving payee can be specified. Any other method or frequency of payment we agree to may be used to pay the proceeds of this

Policy.


Policy proceeds payable in one sum will accumulate at interest from the date of death or surrender to the payment date at the rate of interest then paid by us or at the rate specified by statute, whichever is greater. Based on the settlement option selected, we will determine the amount payable. The minimum interest rate used in computing payments under all options will be 3% per year.


You may select or change an option by giving Proper Notice prior to the settlement date. If no option is in effect on the settlement date, the payee may select an option. If this Policy is assigned or if the payee is a corporation,

association, partnership, trustee or estate, a settlement option will be available only with our consent.


If a payee dies while a settlement option is in effect, and there is no surviving payee, we will pay a single sum to such payee's estate. The final payment will be the commuted value of any remaining guaranteed payments.

Settlement option payments will be exempt from the claims of creditors to the maximum extent permitted by law.


MINIMUM AMOUNTS. AUL reserves the right to pay the total amount of the Policy in one lump sum, if less than $2,000. If monthly payments are less than $100,

payments may be made less frequently at AUL's option.


The proceeds of this Policy may be paid in any other method or frequency of payment acceptable to us.


SPECIALIZED USES OF THE POLICY


Because the Policy provides for an accumulation of Cash Value as well as a Death

Benefit, the Policy can be used for various individual and business financial planning purposes. Purchasing the Policy in part for such purposes entails certain risks. For example, if the investment performance of Investment Accounts to which Variable Account value is allocated is poorer than expected or if sufficient premiums are not paid, the Policy may lapse or may not accumulate sufficient Variable Account value to fund the purpose for which the Policy was purchased. Partial Surrenders and Policy loans may significantly affect current and future Account Value, Net Cash Value, or Death Benefit Proceeds. Depending

upon Investment Account investment performance and the amount of a Policy loan,

the loan may cause a Policy to lapse. Because the Policy is designed to provide benefits on a long-term basis, before purchasing a Policy for a specialized purpose a purchaser should consider whether the long-term nature of the Policy is
consistent with the purpose for which it is being considered. Using a Policy for a specialized purpose may have tax consequences. See "Tax Considerations."


LIFE INSURANCE RETIREMENT PLANS


Any Owners or applicants who wish to consider using the Policy as a funding vehicle for non-qualified retirement purposes may obtain additional information from us. An Owner could pay premiums under a Policy for a number of years, and upon retirement, could utilize a Policy's loan and partial withdrawal features to access Account Value as a source of retirement income for a period of time.

This use of a Policy does not alter an Owner's rights or our obligations under a

Policy; the Policy would remain a life insurance contract that, so long as it remains in force, provides for a Death Benefit payable when the Insured dies.


Illustrations are available upon request that portray how the Policy can be used as a funding vehicle for non-qualified retirement plans, referred to herein as

"life insurance retirement plans," for individuals. Illustrations provided upon request show the effect on Account Value, Cash Value, and the net Death Benefit

of premiums paid under a Policy and partial withdrawals and loans taken for retirement income; or reflecting allocation of premiums to specified Investment

Accounts. This information will be portrayed at hypothetical rates of return that are requested. Charts and graphs presenting the results of the illustrations or a comparison of retirement strategies will also be furnished upon request. Any graphic presentations and retirement strategy charts must be accompanied by a corresponding illustration. Illustrations must always include or be accompanied by comparable information that is based on guaranteed cost of insurance rates and that present a hypothetical gross rate of return of 0%.

Retirement illustrations will not be furnished with a hypothetical gross rate of return in excess of 12%.


The hypothetical rates of return in illustrations are illustrative only and should not be interpreted as a representation of past or future investment results. Policy values and benefits shown in the illustrations would be different if the gross annual investment rates of return were different from the hypothetical rates portrayed, if premiums were not paid when due, and whether loan interest was paid when due. Withdrawals or loans may have an adverse effect on Policy benefits.


RISKS OF LIFE INSURANCE RETIREMENT PLANS


Using your Policy as a funding vehicle for retirement income purposes presents several risks, including the risk that if your Policy is insufficiently funded in relation to the income stream expected from your Policy, your Policy can lapse prematurely and result in significant income tax liability to you in the year in which the lapse occurs. Other risks associated with borrowing from your

Policy also apply. Loans will be automatically repaid from the Death Benefit at the death of the Insured, resulting in the estimated payment to the beneficiary of the Death Benefit Proceeds, which will be less than the Death Benefit and may be less than the Face Amount. Upon surrender, the loan will be automatically repaid, resulting in the payment to you of the Net Cash Value. Similarly, upon lapse, the loan will be automatically repaid, and the Policy will terminate without value. The automatic repayment of the loan upon lapse or surrender will cause the recognition of taxable income to the extent that Net Cash Value plus the amount of the repaid loan exceeds your basis in the Policy. Thus, under certain circumstances, surrender or lapse of your Policy could result in tax liability to you. In addition, to reinstate a lapsed Policy, you would be required to make certain payments. Thus, you should be careful to design a life insurance retirement plan so that your Policy will not lapse prematurely under various market scenarios as a result of withdrawals and loans taken from your

Policy.


To avoid lapse of your Policy, it is important to design a payment stream that does not leave your Policy with insufficient Net Cash Value. Determinations as to the amount to withdraw or borrow each year warrant careful consideration.

Careful consideration should also be given to any assumptions respecting the hypothetical rate of return, to the duration of withdrawals and loans, and to the amount of Account Value that should remain in your Policy upon its maturity.

Poor investment performance can contribute to the risk that your Policy may lapse. In addition, the cost of insurance generally increases with the age of the Insured, which can further erode existing Net Cash Value and contribute to the risk of lapse. Further, interest on a Policy loan is due to us for any

Policy Year on the Policy Anniversary. If this interest is not paid when due, it is added to the amount of the outstanding loans and loan interest, and interest will begin accruing thereon from that date. This can have a compounding effect,

and to the extent that the outstanding loan balance exceeds your basis in the

Policy, the amounts attributable to interest due on the loans can add to your federal (and possibly state) income tax liability. You should consult with your financial and tax advisors in designing a life insurance retirement plan that is suitable for your particular needs. Further, you should continue to monitor the

Net Cash Value remaining in a Policy to assure that the Policy is sufficiently funded to continue to support the desired income stream and so that it will not lapse. In this regard, you should consult your periodic statements to determine the amount of the remaining Net Cash Value. Illustrations showing the effect of charges under the Policy upon existing Account Value or the effect of future withdrawals or loans upon the Policy's Account Value and Death Benefit are available from your representative. Consideration should be given periodically to whether the Policy is sufficiently funded so that it will not lapse prematurely. Because of the potential risks associated with borrowing from a

Policy, use of the Policy in connection with a life insurance retirement plan may not be suitable for all Owners. These risks should be carefully considered before borrowing from the Policy to provide an income stream.

                      OTHER POLICY BENEFITS AND PROVISIONS


LIMITS ON RIGHTS TO CONTEST THE POLICY


INCONTESTABILITY. In the absence of fraud, after the Policy has been in force during the Insured's lifetime for two years from the Contract Date, AUL may not contest the Policy. Any increase in the Face Amount will not be contested after the increase has been in force during the Insured's lifetime for two years following the effective date of the increase. If you did not request the Face

Amount increase or if evidence of insurability was not required, we will not contest the increase.


If a Policy lapses and it is reinstated, we can contest the reinstated Policy during the first two years after the effective date of the reinstatement, but only for statements made in the application for reinstatement.


SUICIDE EXCLUSION. If the Insured dies by suicide, while sane or insane, within two years of the Contract Date or the effective date of any reinstatement (or less if required by state law), the amount payable by AUL will be equal to the premiums paid less any loan, loan interest, and any Partial Surrender.


If the Insured dies by suicide, while sane or insane, within two years after the effective date of any increase in the Face Amount (or less if required by state law), the amount payable by AUL on such increase will be limited to the Monthly

Deduction associated with the increase.


CHANGES IN THE POLICY OR BENEFITS


MISSTATEMENT OF AGE OR SEX. If it is determined the age or sex of the Insured as stated in the Policy is not correct, the Death Benefit will be the greater of:

(1) the amount which would have been purchased at the Insured's correct age and sex by the most recent cost of insurance charge assessed prior to the date we receive proof of death; or (2) the Account Value as of the date we receive proof of death, multiplied by the Minimum Insurance Percentage for the correct age.


OTHER CHANGES. Upon notice, AUL may modify the Policy, but only if such modification is necessary to: (1) make the Policy or the Separate Account comply with any applicable law or regulation issued by a governmental agency to which

AUL is subject; (2) assure continued qualification of the Policy under the

Internal Revenue Code or other federal or state laws relating to variable life contracts; (3) reflect a change in the operation of the Separate Account; or (4)

provide different Separate Account and/or Fixed Account accumulation options.


AUL reserves the right to modify the Policy as necessary to attempt to prevent the Owner from being considered the owner of the assets of the Separate Account.

In the event of any such modification, AUL will issue an appropriate endorsement to the Policy, if required. AUL will exercise these rights in accordance with applicable law, including approval of Owners, if required.


Any change of the Policy must be approved by AUL's President, Vice President or

Secretary. No representative is authorized to change or waive any provision of the Policy.


CHANGE OF INSURED


While the Policy is in force, it may be exchanged for a new Policy on the life of a substitute Insured. The exercise of this exchange is subject to satisfactory evidence of insurability for the substitute Insured. The Contract

Date of the new Policy will generally be the same as the Contract Date of the exchanged Policy. The Issue Date of the new Policy will be the date of the exchange. The initial Cash Value of the new Policy will be the same as the Cash

Value of the exchanged Policy on the date of the exchange. Exercise of the

Change of Insured provision will result in a taxable exchange.


EXCHANGE FOR PAID-UP POLICY


You may exchange the Policy for a paid-up whole life policy by Proper Notice and upon returning the Policy to the Home Office. The new policy will be for the level face amount, not greater than the Policy's Face Amount, which can be purchased by the Policy's Net Cash Value. The new policy will be purchased using the continuous net single premium for the Insured's age upon the Insured's last birthday at the time of the exchange. We will pay you any remaining Net Cash

Value that was not used to purchase the new policy.


At any time after this option is elected, the cash value of the new policy will be its net single premium at the Insured's then attained age. All net single premiums will be based on 3% interest and the guaranteed cost of insurance rates of the Policy. No riders may be attached to the new policy.


WHEN PROCEEDS ARE PAID


AUL will ordinarily pay any Death Benefit Proceeds, loan proceeds, Partial

Surrender proceeds, or Full Surrender proceeds within seven calendar days after receipt at the Home Office of all the documents required for such a payment.

Other than the Death Benefit, which is determined as of the date of death, the amount will be determined as of the date of receipt of required documents.

However, AUL may delay making a payment or processing a transfer request if

(1) the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists as a result of which the disposal or valuation of Separate Account assets is not reasonably practicable; or (2) the SEC by order permits postponement of payment to protect Owners.


DIVIDENDS


You will receive any dividends declared by us as long as the Policy is in force.

Dividend payments will be applied to increase the Account Value in the

Investment Accounts and Fixed Account on a pro rata basis unless you request cash payment. We do not anticipate declaring any dividends on this policy.


REPORTS TO POLICY OWNERS


At least once a year, you will be sent a report at your last known address showing, as of the end of the current report period: Account Value, Cash Value,

Death Benefit, amount of interest
credited to amounts in the Fixed Account, change in value of amounts in the

Separate Account, premiums paid, loans, Partial Surrenders, expense charges, and cost of insurance charges since the prior report. You will also be sent an annual and a semi-annual report for each Fund or Portfolio underlying an Investment Account to which you have allocated Account Value, including a list of the securities held in each Fund, as required by the 1940 Act. In addition,

when you pay premiums (except for premiums deducted automatically), or if you take out a loan, transfer amounts among the Investment Accounts and Fixed

Account or take surrenders, you will receive a written confirmation of these transactions.


ASSIGNMENT


The Policy may be assigned in accordance with its terms. In order for any assignment to be binding upon AUL, it must be in writing and filed at the Home

Office. Once AUL has received a signed copy of the assignment, the Owner's rights and the interest of any beneficiary (or any other person) will be subject to the assignment. If there are any irrevocable beneficiaries, you must obtain their written consent before assigning the Policy. AUL assumes no responsibility for the validity or sufficiency of any assignment. An assignment is subject to any loan on the Policy.


REINSTATEMENT


The Policy may be reinstated within five years (or such longer period if required by state law) after lapse, subject to compliance with certain conditions, including the payment of a necessary premium and submission of satisfactory evidence of insurability. Premium will be allocated based on the current allocations in effect for the Policy. See your Policy for further information.


RIDER BENEFITS


The following rider benefits are available and may be added to your Policy at issue. (The CBR Rider is the only rider that may be added after issue). If applicable, monthly charges for these riders will be deducted from your Account

Value as part of the Monthly Deduction. All of these riders may not be available in all states.


   WAIVER OF MONTHLY DEDUCTION DIABILITY (WMDD)

      ISSUE AGES: 0-55


   This rider waives the Monthly Deduction during a period of total disability.

   WMDD cannot be attached to Policies with Face Amounts in excess of

   $3,000,000 or rated higher than Table H. Monthly Deductions are waived for total disability following a six month waiting period. Monthly Deductions made during this waiting period are re-credited to the Account Value upon the actual waiver of the Monthly Deductions. If disability occurs before age

   60, Monthly Deductions are waived as long as total disability continues. If disability occurs between ages 60-65, Monthly Deductions are waived as long as the Insured remains totally disabled but not beyond age 65.


   GUARANTEED INSURANCE OPTION (GIO)

      ISSUE AGES: 0-39 (STANDARD RISKS ONLY)


   This rider allows the Face Amount of the Policy to be increased by the option amount or less, without evidence of insurability on the Insured.

   These increases may occur on regular option dates or alternate option dates.

   See the rider contract for the specific dates.


   CHILDREN'S BENEFIT RIDER (CBR)

      ISSUE AGES: 14 DAYS - 20 YEARS (CHILDREN'S AGES)


   This rider provides level term insurance on each child of the Insured. At issue, each child must be at least 14 days old and less than 20 years of age, and the Insured must be less than 56 years old and not have a substandard rating greater than table H. Once CBR is in force, children born to the Insured are covered automatically after they are 14 days old.

   Children are covered under CBR until they reach age 22, when they may purchase, without evidence of insurability, a separate policy with up to five times the expiring face amount of the rider's coverage. The Insured must notify Us when all children covered under the CBR have attained the age of 22, in order for the charge for the rider to be discontinued.


   OTHER INSURED RIDER (OIR)

      ISSUE AGES: 0-85 (OTHER INSURED'S AGE)


   The Other Insured Rider is level term life insurance on someone other than the Insured. The minimum issue amount is $10,000; the maximum issue amount is equal to three times the Face Amount. A maximum of two OIRs may be added to the Policy. The OIR amount of coverage may be changed in the future, but increases are subject to evidence of insurability.


   Prior to the Other Insured's age 70, the OIR may be converted to a permanent individual policy without evidence of insurability. The OIR may be converted to permanent coverage on the Monthiversary following the date of the

   Insured's death.


   SAME INSURED RIDER (SIR)

      ISSUE AGES: 0-85


   This rider provides level term life insurance on the Insured. The minimum issue amount is $10,000; the maximum issue is equal to three times the Face

   Amount of the Policy. Only one SIR may be added to the Policy. The SIR face amount may be changed (increases are subject to evidence of insurability).

   Prior to age 70 (55 for substandard risks), the Insured may convert the SIR to permanent coverage without evidence of insurability.


   WAIVER OF PREMIUM DISABILITY (WPD)

     ISSUE AGES: 0-55


   This rider pays a designated premium into the Account Value during a period of total disability. The minimum designated premium is $100. WPD may not be added to a Policy unless WMDD is already added. If disability occurs before age 60, the designated premium benefit is paid as long as total disability continues. If disability occurs between ages 60-65,

   the designated premium benefit is paid as long as the Insured remains totally disabled but not beyond age 65.


   LAST SURVIVOR RIDER (LS)

      ISSUE AGES: 20-85


   This rider modifies the terms of the Policy to provide insurance on the lives of two Insureds rather than one. When the Last Survivor Rider is attached, the Death Benefit Proceeds are paid to the beneficiary upon the death of the last surviving Insured. The cost of insurance charges reflect the anticipated mortality of the two Insureds and the fact that the Death

   Benefit is not paid until the death of the surviving Insured. For a Policy containing the LS Rider to be reinstated, either both Insureds must be alive on the date of the reinstatement, or the surviving Insured must be alive and the lapse occurred after the death of the first Insured. The

   Incontestability, Suicide, and Misstatement of Age or Sex provisions of the

   Policy apply to either Insured.


   LS Rider also provides a Policy Split Option, allowing the Policy on two

   Insureds to be split into two separate Policies, one on the life of each

   Insured. The LS Rider also includes an Estate Preservation Benefit which increases the Face Amount of the Policy under certain conditions. The Estate

   Preservation Benefit is only available to standard risks and preferred risks.


   AUTOMATIC INCREASE RIDER (AIR)

      ISSUE AGES: 0-55 (STANDARD RISKS ONLY)


   This rider increases the Insured's base coverage by 5% each year, without evidence of insurability. The 5% increase is compounded annually and is based on the base coverage Face Amount on Policy Anniversaries. No increases are made during any period in which the Monthly Deduction is being waived.

   Insured's initial base coverage must be at least $100,000. This rider is only available with Death Benefit Option 2.


   AIR terminates on the earliest of the following dates: the date an automatic increase is rejected, the date the Face Amount is decreased, the date requested in writing by the Owner, the date of Policy termination, or the anniversary date 20 years after issue of this rider. There is no charge for

   AIR. New coverage generated by the rider results in an increase in the target premium. All charges for any new coverage are based on the Insured's nearest age at the time of increase.


   GUARANTEED MINIMUM DEATH BENEFIT RIDER (GMDB)


   This rider extends the Guarantee Period as listed on the Policy Data Page.

   While the GMDB rider is in force, the Policy will remain in force and will not begin the grace period if on each Monthiversary, the sum of the premiums paid to date, less any Partial Surrenders, any outstanding loan and loan interest, equals or exceeds the required premium for the Guaranteed Minimum

   Death Benefit multiplied by the number of Policy months since the Contract

   Date. The guarantee provided by this rider terminates if this test is failed on any Monthiversary. The guarantee will not be reinstated. The GMDB Rider is only available to standard and preferred risks.


   ACCELERATED DEATH BENEFIT RIDER (ABR)


   This rider allows for a prepayment of a portion of the Policy's Death Benefit while the Insured is still alive, if the Insured has been diagnosed as terminally ill, and has 12 months or less to live. The minimum amount available is $5,000. The maximum benefit payable (in most states) is the lesser of $500,000 or 50% of the Face Amount. ABR may be added to the Policy at any time while it is still in force. This rider is not available if the

   Last Survivor Rider is issued. There is no charge for ABR.


   ACCOUNTING BENEFIT RIDER


   If the Owner fully surrenders his policy while this rider is in effect during Policy Years 1 and 2, We will waive all Surrender Charges. In addition, we will return any Sales Charge and Premium Tax Charge assessed.

   On a full surrender during Policy Years 3 through 5, we will waive all

   Surrender Charges. No Sales Charge or Premium Tax Charge will be returned.

   We will assess the applicable Surrender Charge on full surrenders in Policy

   Years 6 and later.


   No waiver of Surrender Charge or refund of Sales Charges and Premium Tax

   Charges will occur on a Partial Surrender.


   This benefit is only available where the applicant has requested to Us that the policy be used as an informal funding vehicle for a non-qualified deferred compensation plan.


                               TAX CONSIDERATIONS


The following summary provides a general description of the federal income tax considerations associated with the Policy and does not purport to be complete or to cover all situations. This discussion is not intended as tax advice. Counsel or other competent tax advisors should be consulted for more complete information. This discussion is based upon AUL's understanding of the present federal tax laws as they currently are interpreted by the Internal Revenue

Service (the "IRS").


TAX STATUS OF THE POLICY


In order to attain the tax benefits normally associated with life insurance, the

Policy must be classified for federal income tax purposes as a life insurance contract. Section 7702 of the Internal Revenue Code sets forth a definition of a life insurance contract for federal income tax purposes. The U.S. Treasury

Department (the "Treasury") is authorized to prescribe regulations implementing

Section 7702. While proposed regulations and other interim guidance has been issued, final regulations have not been adopted.  In short, guidance as to how

Section 7702 is to be applied is limited. If a Policy were determined not to be a life insurance contract for purposes of Section 7702, such Policy would not provide the tax advantages normally provided by a life insurance contract.

With respect to a Policy issued on a standard basis, AUL believes that such a

Policy should meet the Section 7702 definition of a life insurance contract.

With respect to a Policy that is issued on a substandard basis (i.e., a premium class with extra rating involving higher than standard mortality risk) or one involving joint insureds, there is less guidance, in particular as to how the mortality and other expense requirements of Section 7702 are to be applied in determining whether such a Policy meets the Section 7702 definition of a life insurance contract. If the requirements of Section 7702 were deemed not to have been met, the Policy would not provide the tax benefits normally associated with life insurance and the tax status of all contracts invested in the Investment

Account to which premiums were allocated under the non-qualifying contract might be affected.


If it is subsequently determined that a Policy does not satisfy Section 7702,

AUL may take whatever steps are appropriate and reasonable to attempt to cause such a Policy to comply with Section 7702. For these reasons, AUL reserves the right to modify the Policy as it deems necessary in its sole discretion to attempt to qualify it as a life insurance contract under Section 7702.


Section 817(h) of the Internal Revenue Code requires that the investments of each of the Investment Accounts must be "adequately diversified" in accordance with Treasury regulations in order for the Policy to qualify as a life insurance contract under Section 7702 of the Internal Revenue Code. The Investment Accounts, through the Portfolios, intend to comply with the diversification requirements prescribed in Treas. Reg. Section 1.817-5, which affect how the

Portfolio's assets are to be invested. AUL believes that the Investment Accounts will meet the diversification requirements, and AUL will monitor continued

compliance with this requirement.


In certain circumstances, owners of variable life insurance contracts may be considered the owners, for federal income tax purposes, of the assets of the investment accounts used to support their contracts. In those circumstances,

income and gains from the investment account assets would be includible in the variable contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of investment account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The

Treasury has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company, to be treated as the owner of the assets in the account."

This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which contract holders may direct their investments to particular investment accounts without being treated as owners of the underlying assets."


The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of investment account assets. For example,

an Owner has additional flexibility in allocating Net Premium payments and

Account Value. These differences could result in an Owner being treated as the owner of a pro rata portion of the assets of the Investment Accounts. In addition, AUL does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury has stated it expects to issue. AUL therefore reserves the right to modify the Policy as necessary to attempt to prevent an Owner from being considered the Owner of a pro rata share of the assets of the Investment Accounts.


The following discussion assumes that the Policy will qualify as a life insurance contract for federal income tax purposes.


TAX TREATMENT OF POLICY BENEFITS


IN GENERAL. AUL believes that the proceeds and Account Value increases of a

Policy should be treated in a manner consistent with a fixed-benefit life insurance contract for federal income tax purposes. Thus, the Death Benefit under the Policy should be excludable from the gross income of the beneficiary under Section 101(a)(1) of the Internal Revenue Code. However, if you elect a settlement option for a Death Benefit other than in a lump sum, a portion of the payment made to you may be taxable.


Depending on the circumstances, the exchange of a Policy, a change in the

Policy's Death Benefit option, a Policy loan, a Partial Surrender, a surrender,

a change in ownership, or an assignment of the Policy may have federal income tax consequences. In addition, federal, state and local transfer, and other tax consequences of ownership or receipt of Policy proceeds depends on the circumstances of each Owner or beneficiary.


The Policy may also be used in various arrangements, including nonqualified deferred compensation or salary continuation plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of a Policy in any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax advisor regarding the tax attributes of the particular arrangement.


Generally, the Owner will not be deemed to be in constructive receipt of the

Account Value, including increments thereof, until there is a distribution. The tax consequences of distributions from, and loans taken from or secured by, a

Policy depend on whether the Policy is classified as a Modified Endowment. Upon a complete surrender or lapse of a Policy, whether or not a Modified Endowment,

the excess of the amount received plus the amount of any outstanding loans and loan interest over the total investment in the Policy will generally be treated as ordinary income subject to tax.


MODIFIED ENDOWMENTS. Section 7702A establishes a class of life insurance Policies designated as "Modified Endowment Contracts." The rules relating to whether a Policy will be treated as a Modified Endowment are extremely complex and cannot be adequately described in the limited confines of this summary. In general, a Policy will be a Modified Endowment if the accumulated premiums paid at any time during the first seven Policy Years exceed the sum of the net level premiums which would have been paid on or before such time if the

Policy provided for paid-up future benefits after the payment of seven level annual premiums. A Policy may also become a Modified Endowment after a material change. The determination of whether a Policy will be a Modified Endowment after a material change generally depends upon the relationship of the Death Benefit and Account Value at the time of such change and the additional premiums paid in the seven years following the material change.


Due to the Policy's flexibility, classification as a Modified Endowment will depend on the individual circumstances of each Policy. In view of the foregoing,

a current or prospective Owner should consult with a tax adviser to determine whether a Policy transaction will cause the Policy to be treated as a Modified

Endowment. However, at the time a premium is credited which in AUL's view would cause the Policy to become a Modified Endowment, AUL will attempt to notify the

Owner that unless a refund of the excess premium (with any appropriate interest)

is requested by the Owner, the Policy will become a Modified Endowment. However,

we do not undertake to provide such notice. The Owner will have 30 days after receiving such notification to request the refund.


Policies classified as Modified Endowments will be subject to the following:

First, all distributions, including distributions upon surrender and Partial

Surrender, from such a Policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the Account Value immediately before the distribution over the investment in the Policy (described below) at such time. Second, loans taken from or secured by such a Policy, are treated as distributions from the Policy and taxed accordingly. Past due loan interest that is added to the loan amount will be treated as a loan. Third, a 10 percent additional income tax is imposed on the portion of any distribution from, or loan taken from or secured by, such a Policy that is included in income except where the distribution or loan is made on or after the Owner attains age 59 1/2,

is attributable to the Owner's becoming disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the

Owner or the joint lives (or joint life expectancies) of the Owner and the

Owner's beneficiary.


If a Policy becomes a Modified Endowment after it is issued, distributions made during the Policy Year in which it becomes a Modified Endowment, distributions in any subsequent Policy Year and distributions within two years before the

Policy becomes a Modified Endowment will be subject to the tax treatment described above. This means that a distribution from a Policy that is not a

Modified Endowment could later become taxable as a distribution from a Modified

Endowment.


All Modified Endowments that are issued by AUL (or its affiliates) to the same

Owner during any calendar year are treated as one Modified Endowment for purposes of determining the amount includible in an Owner's gross income under

Section 72(e) of the Internal Revenue Code.


Distributions from a Policy that is not a Modified Endowment are generally treated as first recovering the investment in the Policy (described below) and then, only after the return of all such investment in the Policy, as distributing taxable income. An exception to this general rule occurs in the case of a decrease in the Policy's Death Benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the Owner in order for the

Policy to continue complying with the Section 7702 definitional limits. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702.


Loans from, or secured by, a Policy that is not a Modified Endowment are not treated as distributions. Instead, such loans are treated as advances of the death benefit to the Owner.


Finally, neither distributions (including distributions upon surrender) nor loans from, or secured by, a Policy that is not a Modified Endowment are subject to the 10 percent additional income tax.


POLICY LOAN INTEREST. Generally, consumer interest paid on any loan under a

Policy which is owned by an individual is not deductible for federal or state income tax purposes. The deduction of other forms of interest paid on Policy loans may also be subject to other restrictions under the Internal Revenue Code.

A qualified tax adviser should be consulted before deducting any Policy loan interest.


INVESTMENT IN THE POLICY. Investment in the Policy means: (1) the aggregate amount of any premiums or other consideration paid for a Policy, minus (2) the aggregate amount received under the Policy which is excluded from gross income of the Owner (except that the amount of any loan from, or secured by, a Policy that is a Modified Endowment, to the extent such amount is excluded from gross income, will be disregarded), plus (3) the amount of any loan from, or secured by, a Policy that is a Modified Endowment to the extent that such amount is included in the gross income of the Owner.


ESTATE AND GENERATION SKIPPING TAXES


When the Insured dies, the Death Benefits will generally be includible in the

Owner's estate for purposes of federal estate tax if the Insured owned the

Policy. If the Owner was not the Insured, the fair market value of the Policy would be included in the Owner's estate upon the Owner's death. Nothing would be includible in the Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.


Federal estate tax is integrated with federal gift tax under a unified rate schedule. An unlimited marital deduction may be available for federal estate and gift tax purposes. The unlimited marital deduction permits the deferral of taxes until the death of the surviving spouse.


If the Owner (whether or not he or she is the Insured) transfers ownership of the Policy to someone two or more generations younger, the transfer may be subject to the generation-skipping transfer tax with the taxable amount being the value of the Policy. The generation-skipping transfer tax provisions generally apply to transfers which would be subject to the gift and estate tax rules. Because these rules are complex, the Owner should consult with a qualified tax advisor for specific information if ownership is passing to younger generations.


LIFE INSURANCE PURCHASED FOR USE IN SPLIT DOLLAR ARRANGEMENTS


Final regulations on split-dollar life insurance arrangements were issued by the

Treasury Department effective September 17, 2003, modifying IRS Notice 2002-8

(Rev. Rul. 2008-105, I.R.B. 2003-40).


NONQUALIFIED DEFERRED COMPENSATION. On October 22, 2004, IRC Section 409A was

enacted as part of the American Jobs Creation Act of 2004. Contributions into non-qualified deferred compensation plans after December 31, 2004 are governed by this code section. Purchasers should consult a qualified tax advisor to determine tax treatment resulting from such an arrangement.


TAXATION UNDER SECTION 403(b) PLANS


PURCHASE PAYMENTS. Under Section 403(b) of the Code, payments made by certain employers (i.e., tax-exempt organizations meeting the requirements of Section

501(c)(3) of the Code, or public educational institutions) to purchase Policies for their employees are excludible from the gross income of employees to the extent that such aggregate purchase payments do not exceed certain limitations prescribed by the Code. This is the case whether the purchase payments are a result of voluntary salary reduction amounts or employer contributions. Salary reduction payments, however, are subject to FICA (social security) taxes.


TAXATION OF DISTRIBUTIONS. Distributions from a Section 403(b) Policy are taxed as ordinary income to the recipient. Taxable distributions received before the employee attains Age 59 1/2 generally are subject to 10% penalty tax in addition to regular income tax. Certain distributions are excepted from this penalty tax including distributions following the employee's death, disability, separation from service after age 55, separation from service at any age if the distribution is in the form of an annuity for the life (or life expectancy) of the employee (or the employee and Beneficiary), and distributions not in excess of deductible medical expenses. In addition, no distributions of voluntary salary reduction amounts made for years after December 31, 1988 (plus earnings thereon and earnings on Policy Values as of December 31, 1988) will be permitted prior to one of the following events: attainment of age 59 1/2 by the employee or the employee's separation from service, death, disability or hardship.

(Hardship distributions will be limited to the lesser of the amount of the hardship or the amount of salary reduction contributions, exclusive of earnings thereon.)


REQUIRED DISTRIBUTIONS. At the time of retirement, the Policy must be: (1)

transferred to a non-life insurance 403(b) contract which complies with the distribution requirements of the Internal Revenue Code and will continue in force, subject to the payment of any required premium, and the provisions of the

403(b) Policy endorsement will no longer apply to the Policy; or (2)

surrendered; or (3) distributed.


NON-INDIVIDUAL OWNERSHIP OF CONTRACTS


If the Owner of a Policy is an entity rather than an individual, the tax treatment may differ from that described above. Accordingly, prospective Owners that are entities should consult a qualified tax advisor.


POSSIBLE CHARGE FOR AUL'S TAXES


At the present time, AUL makes no charge for any federal, state or local taxes

(other than the charge for state and local premium taxes) that it incurs that may be attributable to the Investment Accounts or to the Policies. However, AUL

reserves the right to make additional charges for any such tax or other economic burden resulting from the application of the tax laws that it determines to be properly attributable to the Investment Accounts or to the Policies.


                  OTHER INFORMATION ABOUT THE POLICIES AND AUL


POLICY TERMINATION


The Policy will terminate, and insurance coverage will cease, as of: (1) the end of the Valuation Period during which we receive Proper Notice to surrender the

Policy; (2) the expiration of a grace period; or (3) the death of the Insured.

See "Surrendering the Policy for Net Cash Value," "Premium Payments to Prevent

Lapse," and "Death Benefit and Changes in Face Amount."


RESOLVING MATERIAL CONFLICTS


The Funds presently serve as the investment medium for the Separate Account and,

therefore, indirectly for the Policies. In addition, the Funds have advised us that they are available to registered separate accounts of insurance companies,

other than AUL, offering variable annuity and variable life insurance policies.


We do not currently foresee any disadvantages to you resulting from the Funds selling shares as an investment medium for products other than the Policies.

However, there is a theoretical possibility that a material conflict of interest may arise between Owners whose Cash Values are allocated to the Separate Account and the owners of variable life insurance policies and variable annuity contracts issued by other companies whose values are allocated to one or more other separate accounts investing in any one of the Funds. Shares of some of the

Funds may also be sold to certain qualified pension and retirement plans qualifying under Section 401 of the Internal Revenue Code. As a result, there is a possibility that a material conflict may arise between the interests of Owners or owners of other contracts (including contracts issued by other companies),

and such retirement plans or participants in such retirement plans.


In the event of a material conflict, we will take any necessary steps, including removing the Separate Account from that Fund, to resolve the matter. The Board of Directors/Trustees of each Fund will monitor events in order to identify any material conflicts that may arise and determine what action, if any, should be taken in response to those events or conflicts.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS


We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Separate Account or that the Separate Account may purchase. If the shares of a Portfolio are no longer available for investment or if, in our judgment, further investment in any Portfolio should become inappropriate in view of the purposes of the Separate Account, we may redeem the shares, if any, of that Portfolio and substitute shares of another registered open-end management investment company.

We will not substitute any shares attributable to a Policy's interest in an

Investment Account of the Separate Account without notice to you and prior approval of the SEC and state insurance authorities, to the extent required by the Investment Company Act of 1940 or other applicable law.


We also reserve the right to establish additional Investment Accounts of the

Separate Account, each of which would invest in shares corresponding to a

Portfolio of a Fund or in shares of another investment company having a specified investment objective. Any new Investment Accounts may be made available to existing Owners on a basis to be determined by AUL. Subject to applicable law and any required SEC approval, we may, in our sole discretion,

eliminate one or more Investment Accounts if marketing needs, tax considerations or investment conditions warrant.


If any of these substitutions or changes are made, we may, by appropriate endorsement, change the Policy to reflect the substitution or change.


If we deem it to be in the best interests of persons having voting rights under the Policies (subject to any approvals that may be required under applicable law), the Separate Account may be operated as a management investment company under the Investment Company Act of 1940, it may be deregistered under that Act if registration is no longer required, or it may be combined with other AUL separate accounts.


SALE OF THE POLICIES


The Policies will be offered to the public on a continuous basis, and we do not anticipate discontinuing the offering of the Policies. However, we reserve the right to discontinue the offering. Applications for Policies are solicited by representatives who are licensed by applicable state insurance authorities to sell our variable life contracts and who are also registered representatives of

OneAmerica Securities, Inc., which is registered with the SEC under the

Securities Exchange Act of 1934 as a broker-dealer and is a member of the

National Association of Securities Dealers, Inc. OneAmerica Securities, Inc., is

a wholly owned subsidiary of American United Life Insurance Company, and is the

distributor and "principal underwriter," as defined in the Investment Company

Act of 1940, of the Policies for the Separate Account. We are not obligated to sell any specific number of Policies.


Registered representatives may be paid commissions on Policies they sell.

Representatives generally will be paid 50% of planned premiums paid in the first year for premiums up to target premium. For planned premiums paid in excess of target premium, registered representatives will also receive 3% of that excess.

Additional commissions may be paid in certain circumstances. Other allowances and overrides also may be paid.


STATE REGULATION


AUL is subject to regulation by the Department of Insurance of the State of

Indiana, which periodically examines the financial condition and operations of

AUL. AUL is also subject to the insurance laws and regulations of all jurisdictions where it does business. The Policy described in this Prospectus has been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.


AUL is required to submit annual statements of operations, including financial statements, to the insurance departments of the various jurisdictions where it does business to determine solvency and compliance with applicable insurance laws and regulations.


ADDITIONAL INFORMATION


A registration statement under the Securities Act of 1933 has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information set forth in the registration statement.

The omitted information may be obtained at the SEC's principal office in Washington, D.C. by paying the SEC's prescribed fees.


LITIGATION


The Separate Account is not a party to any litigation. Its depositor, AUL, as an insurance company, ordinarily is involved in litigation. AUL is of the opinion that, at present, such litigation is not material to the Owners of the Policies.


LEGAL MATTERS


Dechert LLP, Washington, D.C., has provided advice on certain matters relating to the federal securities laws. Matters of Indiana law pertaining to the Policies, including AUL's right to issue the Policies and its qualification to do so under applicable laws and regulations issued thereunder, have been passed upon by John C. Swhear, Associate General Counsel of AUL.


FINANCIAL STATEMENTS


Financial statements of AUL and the Variable Account as of December 31, 2006 are

included in the Statement of Additional Information.

              STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS



Description                                                               Page


GENERAL INFORMATION AND HISTORY ............................................ 3

DISTRIBUTION OF CONTRACTS .................................................. 3

CUSTODY OF ASSETS .......................................................... 3

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM .............................. 3

FINANCIAL STATEMENTS ....................................................... 5



--------------------------------------------------------------------------------

                              PROSPECTUS EXHIBIT 1


                                FORM ADV PART II

--------------------------------------------------------------------------------

                                                    ---------------------------

                                                    OMB APPROVAL

                                                    ---------------------------

FORM ADV    UNIFORM APPLICATION FOR                 OMB Number: 3235-0049

INVESTMENT ADVISER REGISTRATION PART II - PAGE 1    Expires: July 31, 2008

                                                    Estimated average burden

                                                    hours per response...9.402

                                                    ----------------------------




----------------------------------------------------------------------------------------------------------------

Name of Investment Adviser:


AMERICAN UNITED LIFE INSURANCE COMPANY

----------------------------------------------------------------------------------------------------------------


Address: (Number and Street)             (City)       (State)     (Zip Code)    Area Code:    Telephone Number:

P.O. BOX 368, ONE AMERICAN SQUARE.    INDIANAPOLIS      IN          46206         (317)           285-1869


----------------------------------------------------------------------------------------------------------------



  THIS PART OF FORM ADV GIVES INFORMATION ABOUT THE INVESTMENT ADVISER AND ITS

   BUSINESS FOR THE USE OF CLIENTS. THE INFORMATION HAS NOT BEEN APPROVED OR

                     VERIFIED BY ANY GOVERNMENTAL AUTHORITY.




                                        TABLE OF CONTENTS


 ITEM

NUMBER      ITEM                                                                           PAGE

------      ----                                                                           ----


  1         Advisory Services and Fees                                                        2


  2         Types of Clients                                                                  2


  3         Types of Investments                                                              3


  4         Methods of Analysis, Sources of Information and

               Investment Strategies                                                          3


  5         Education and Business Standards                                                  4


  6         Education and Business Background                                                 4


  7         Other Business Activities                                                         4


  8         Other Financial Industry Activities or Affiliation                                5


  9         Participation or Interest in Client Transactions                                  5


 10         Conditions for Managing Accounts                                                  5


 11         Review of Accounts                                                                6


 12         Investment or Brokerage Discretion                                                6


 13         Additional Compensation                                                           7


 14         Balance Sheet                                                                     7


            Continuation Sheet                                                       Schedule F


            Balance Sheet, if required                                               Schedule G


-----------------------------------------------------------------------------------------------------------------------------

      (Schedules A, B, C, D, and E are included with Part I of this Form, for the use of regulatory bodies, and are not distributed to clients.)

-----------------------------------------------------------------------------------------------------------------------------



 POTENTIAL PERSONS WHO ARE TO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED

  IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY

                            VALID OMB CONTROL NUMBER.



FORM ADV                     -----------------------------------------------------------------------------------------------

PART II - PAGE 2             Applicant:                                       SEC File Number:            Date:


                             AMERICAN UNITED LIFE INSURANCE COMPANY           801 - 8074                  03/31/2007




----------------------------------------------------------------------------------------------------------------------------


1.  A.    ADVISORY SERVICES AND FEES. (check the applicable boxes)               For each type of service provided,

                                                                                 state the approximate % of total

    Applicant:                                                                   advisory billings from that service.


                                                                                 (See instruction below.)





[x]  (1)  Provides investment supervisory services                                                                99.00%

                                                                                                                  -----

[x]  (2)  Manages investment advisory accounts not involving investment supervisory services                       1.00%

                                                                                                                  -----

[ ]  (3)  Furnishes investment advice through consultations not included in either service

          described above                                                                                              %


[ ]  (4)  Issues periodicals about securities by subscription                                                          %


[ ]  (5)  Issues special reports about securities not included in any service described above                          %


[ ]  (6)  Issues, not as part of any service described above, any charts, graphs, formulas or other

          devices which clients may use to evaluate securities                                                         %


[ ]  (7)  On more than an occasional basis, furnishes advice to clients on matters not involving

          securities                                                                                                   %


[ ]  (8)  Provides a timing service                                                                                    %


[ ]  (9)  Furnishes advice about securities in any manner not described above                                          %


 (Percentages should be based on applicant's last fiscal year. If applicant has not completed its first fiscal year, provide estimates of advisory billings for that year and state that the percentages are estimates.)

-----------------------------------------------------------------------------------------------------------------------------





                                                                                                      Yes              No


    B.        Does applicant call any of the services it checked above financial planning or

              some similar term?                                                                      [ ]             [x]


-----------------------------------------------------------------------------------------------------------------------------

    C.        Applicant offers investment advisory services for: (check all that apply)


    [x]  (1)  A percentage of assets under management           [ ]  (4)  Subscription fees


    [ ]  (2)  Hourly charges                                    [ ]  (5)  Commissions


    [x]  (3)  Fixed fees (not including subscription fees)      [ ]  (6)  Other


-----------------------------------------------------------------------------------------------------------------------------

    D.        For each check box in A above, describe on Schedule F:


    o         the services provided, including the name of any publication or report issued by the adviser on a subscription basis or for a fee


    o         applicant's basic fee schedule, how fees are charged and whether its fees are negotiable


    o         when compensation is payable, and if compensation is payable before service is provided, how a client may get a refund or may terminate an investment advisory contract before its expiration date


-----------------------------------------------------------------------------------------------------------------------------


2.  TYPES OF CLIENTS -- Applicant generally provides investment advice to: (check those that apply)


    [x]   A.  Individuals                                       [ ]  E.  Trusts, estates, or charitable organizations


    [ ]   B.  Banks or thrift institutions                      [x]  F.  Corporations or business entities other than

                                                                         those listed above

    [x]   C.  Investment companies

                                                                [ ]  G.  Other (describe on Schedule F)

    [x]   D.  Pension and profit sharing plans


=============================================================================================================================

        Answer all items. Complete amended pages in full, circle amended items and file with execution page (page 1).

-----------------------------------------------------------------------------------------------------------------------------




FORM ADV                     -----------------------------------------------------------------------------------------------

PART II - PAGE 3             Applicant:                                       SEC File Number:            Date:


                             AMERICAN UNITED LIFE INSURANCE COMPANY           801 - 8074                  03/31/2007





----------------------------------------------------------------------------------------------------------------------------

3.  TYPES OF INVESTMENTS. Applicant offers advice on the following: (check those that apply)


          A.  Equity Securities                                  [x]  H.  United States government securities


    [x]       (1)  exchange-listed securities


    [x]       (2)  securities traded over-the-counter                 I.  Options contracts on:


    [x]       (3)  foreign issuers                               [ ]      (1)  securities


                                                                 [ ]      (2)  commodities

    [ ]   B.  Warrants


                                                                      J.  Futures contracts on:


    [x]   C.  Corporate debt securities                          [ ]      (1)  tangibles


              (other than commercial paper)                      [ ]      (2)  intangibles


    [x]   D.  Commercial paper                                        K.  Interests in partnerships investing in:


                                                                 [ ]      (1)  real estate


    [x]   E.  Certificates of deposit                            [ ]      (2)  oil and gas interests


                                                                 [ ]      (3)  other (explain on Schedule F)

    [x]   F.  Municipal securities

                                                                 [ ]  L.  Other (explain on Schedule F)

          G.  Investment company securities:


    [x]       (1)  variable life insurance


    [x]       (2)  variable annuities


    [x]       (3)  mutual fund shares


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

4.  METHODS OF ANALYSIS, SOURCES OF INFORMATION, AND INVESTMENT STRATEGIES.


    A.        Applicant's security analysis methods include: (check those that apply)


         (1)  [ ]  Charting                                         (4)   [ ]  Cyclical


         (2)  [x]  Fundamental                                      (5)   [x]  Other (explain on Schedule F)


         (3)  [x]  Technical


----------------------------------------------------------------------------------------------------------------------------


    B.        The main sources of information applicant uses include: (check those that apply)


         (1)  [x]  Financial newspapers and magazines               (5)   [ ]  Timing services


         (2)  [x]  Inspections of corporate activities              (6)   [x]  Annual reports, prospectuses, filings with

                                                                               the Securities and Exchange Commission


         (3)  [x]  Research materials prepared by others            (7)   [x]  Company press releases


         (4)  [x]  Corporate rating services                        (8)   [ ]  Other (explain on Schedule F)


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        Answer all items. Complete amended pages in full, circle amended items and file with execution page (page 1).

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

FORM ADV                     -----------------------------------------------------------------------------------------------

PART II - PAGE 4             Applicant:                                       SEC File Number:            Date:


                             AMERICAN UNITED LIFE INSURANCE COMPANY           801 - 8074                  03/31/2007

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

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    C.        The investment strategies used to implement any investment advice given to clients include:

              (check those that apply)


         (1)  [x]  Long term purchases

                   (securities held at least a year)                (5)   [ ]  Margin transactions


         (2)  [x]  Short term purchases

                   (securities sold within a year)                  (6)   [ ]  Option writing, including covered

                                                                               options, uncovered options or

                                                                               spreading strategies


         (3)  [x]   Trading (securities sold within 30 days)        (7)   [ ]  Other (explain on Schedule F)


         (4)  [ ]   Short sales


----------------------------------------------------------------------------------------------------------------------------


5.   EDUCATION AND BUSINESS STANDARDS.


     Are there any general standards of education or business experience that applicant requires of those involved in determining or giving investment advice to clients?


                              (If yes, describe these standards on Schedule F.)

                                                                                                    Yes            No

                                                                                                    [x]           [ ]


----------------------------------------------------------------------------------------------------------------------------


6.   EDUCATION AND BUSINESS BACKGROUND.


     For:

     o        each member of the investment committee or group that determines general investment advice to be given to clients, or


     o        if the applicant has no investment committee or group, each individual who determines general investment advice given to clients (if more than five, respond only for their supervisors)


     o        each principal executive officer of applicant or each person with similar status or performing similar functions.


     On Schedule F, give the:


     o        name                                                o    formal education after high school


     o        year of birth                                       o    business background for the preceding five years


----------------------------------------------------------------------------------------------------------------------------


7.   OTHER BUSINESS ACTIVITIES. (check those that apply)


     [x]  A.  Applicant is actively engaged in a business other than giving investment advice.


     [x]  B.  Applicant sells products or services other than investment advice to clients.


     [x]  C.  The principal business of applicant or its principal executive officers involves something other than providing investment advice.


          (For each checked box describe the other activities, including the time spent on them, on Schedule F.)


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        Answer all items. Complete amended pages in full, circle amended items and file with execution page (page 1).

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

FORM ADV                     -----------------------------------------------------------------------------------------------

PART II - PAGE 5             Applicant:                                       SEC File Number:            Date:


                             AMERICAN UNITED LIFE INSURANCE COMPANY           801 - 8074                  03/31/2007

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

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8.   OTHER FINANCIAL INDUSTRY ACTIVITIES OR AFFILIATIONS. (check those that apply)


     [ ]  A.  Applicant is registered (or has an application pending) as a securities broker-dealer.


     [ ]  B.  Applicant is registered (or has an application pending) as a futures commission merchant, commodity pool operator or commodity trading adviser.


          C.  Applicant has arrangements that are material to its advisory business or its clients with a related person who is a:


     [x] (1)  broker-dealer                                      [ ] (7)   accounting firm


     [x] (2)  investment company                                 [ ] (8)   law firm


     [x] (3)  other investment adviser                           [x] (9)   insurance company or agency


     [ ] (4)  financial planning firm                            [ ] (10)  pension consultant


     [ ] (5)  commodity pool operator, commodity                 [ ] (11)  real estate broker or dealer

              trading adviser or futures commission

              merchant


     [ ] (6)  banking or thrift institution                      [ ] (12)  entity that creates or packages limited

                                                                           partnerships


             (For each checked box in C, on Schedule F identify the related person and describe the relationship and the arrangements.)


          D.  Is applicant or a related person a general partner in any partnership in which clients are solicited to invest?

                          (If yes, describe on Schedule F the partnerships and what they invest in.)

                                                                                                        Yes            No

                                                                                                        [ ]           [x]


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

9.  PARTICIPATION OR INTEREST IN CLIENT TRANSACTIONS.


    Applicant or a related person: (check those that apply)


    [ ]  A.  As principal, buys securities for itself from or sells securities it owns to any client.


    [ ]  B.  As broker or agent effects securities transactions for compensation for any client.


    [ ]  C.  As broker or agent for any person other than a client effects transactions in which client securities are sold to or bought from a brokerage customer.


    [ ]  D.  Recommends to clients that they buy or sell securities or investment products in which the applicant or a related person has some financial interest.


    [x]  E.  Buys or sells for itself securities that it also recommends to clients.


            (For each box checked, describe on Schedule F, when the applicant or a related person engages in these transactions and what restrictions, internal procedures, or disclosures are used for conflicts of interest in those transactions.)


   Describe on Schedule F, your code of ethics, and state that you will provide a copy of your code of ethics to any client prospective client upon request.


----------------------------------------------------------------------------------------------------------------------------


10. CONDITIONS FOR MANAGING ACCOUNTS. Does the applicant provide investment supervisory services, manage investment advisory accounts or hold itself out as providing financial planning or some similarly termed services and impose a minimum dollar value of assets or other conditions for starting or maintaining an account?


                                      (If yes, describe on Schedule F.)

                                                                                                        Yes            No

                                                                                                        [ ]           [x]


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        Answer all items. Complete amended pages in full, circle amended items and file with execution page (page 1).

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

FORM ADV                     -----------------------------------------------------------------------------------------------

PART II - PAGE 6             Applicant:                                       SEC File Number:            Date:


                             AMERICAN UNITED LIFE INSURANCE COMPANY           801 - 8074                  03/31/2007

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

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11. REVIEW OF ACCOUNTS. If applicant provides investment supervisory services, manages investment advisory accounts, or holds itself out as providing financial planning or some similarly termed services:


     A.     Describe below the reviews and reviewers of the accounts. FOR REVIEWS, include their frequency, different levels, and triggering factors. FOR REVIEWERS, include the number of reviewers, their titles and functions,

            instructions they receive from applicant on performing reviews, and number of accounts assigned each.


     AUL AS THE INVESTMENT ADVISOR, IS RESPONSIBLE FOR PROVIDING A CONTINUOUS PROGRAM FOR THE MANAGEMENT OF DAY-TO-DAY

     INVESTMENT OPERATIONS, SUBJECT TO THE OVERALL SUPERVISION OF THE BOARD OF DIRECTORS OF THE ONEAMERICA FUNDS, INC.


     THE FOLLOWING AUL EMPLOYEES REGULARLY PERFORM QUARTERLY REVIEWS OF THE PERFORMANCE AND INVESTMENT OF EACH

     PORTFOLIO FOR THE ONEAMERICA FUND, INC.'S BOARD OF DIRECTORS:


     G. DAVID SAPP, Sr. V.P., INVESTMENTS

     KATHRYN E. HUDSPETH, V.P., EQUITIES

     MATTHEW HALL, Sr. RESEARCH ANALYST


     SUCH REVIEWS AND BOARD REPORTS USUALLY CONTAIN INFORMATION RELATING TO MARKET ACTIVITY AND GENERAL

     ECONOMIC CONDITIONS, PERFORMANCE OF THE PORTFOLIO SECURITIES, THE COST OF BROKER COMMISSIONS AND THE INTENDED

     INVESTMENT STRATEGY BASED ON CURRENT CONDITIONS.


     B.     Describe below the nature and frequency of regular reports to clients on their accounts.


     SEE ANSWER TO 11.A. ABOVE


     IBBOTSON REVIEWS THE PORTFOLIO OPTIMIZATION MODELS ON AN ANNUAL BASIS AND UPDATES THE ASSET ALLOCATION

     MODELS. ACCOUNTS ARE UPDATED CONSISTENT WITH THIS ANALYSIS.


----------------------------------------------------------------------------------------------------------------------------


12.  INVESTMENT OR BROKERAGE DISCRETION.


     A.     Does applicant or any related person have authority to determine, without obtaining specific client consent, the:


     (1)    securities to be bought or sold?                                                            Yes           No

                                                                                                        [x]           [ ]


     (2)    amount of the securities to be bought or sold?                                              Yes           No

                                                                                                        [x]           [ ]


     (3)    broker or dealer to be used?                                                                Yes           No

                                                                                                        [x]           [ ]


     (4)    commission rates paid?                                                                      Yes           No

                                                                                                        [x]           [ ]


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        Answer all items. Complete amended pages in full, circle amended items and file with execution page (page 1).

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

FORM ADV                     -----------------------------------------------------------------------------------------------

PART II - PAGE 7             Applicant:                                       SEC File Number:            Date:


                             AMERICAN UNITED LIFE INSURANCE COMPANY           801 - 8074                  03/31/2007

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

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     B.     Does applicant or a related person suggest brokers to clients?

                                                                                                        Yes           No

                                                                                                        [ ]           [x]


     For each yes answer to A describe on Schedule F any limitations on the authority. For each yes to A(3), A(4) or B,

     describe on Schedule F the factors considered in selecting brokers and determining the reasonableness of their commissions. If the value of products, research and services given to the applicant or a related person is a factor,

     describe:


     o      the products, research and services


     o      whether clients may pay commissions higher than those obtainable from other brokers in return for those products and services


     o      whether research is used to service all of applicant's accounts or just those accounts paying for it; and


     o      any procedures the applicant used during the last fiscal year to direct client transactions to a particular broker in return for products and research services received.


----------------------------------------------------------------------------------------------------------------------------


13.  ADDITIONAL COMPENSATION.


     Does the applicant or a related person have any arrangements, oral or in writing, where it:


     A.      is paid cash by or receives some economic benefit (including commissions, equipment or non-research services) from a non-client in connection with giving advice to clients?

                                                                                                        Yes           No

                                                                                                        [ ]           [x]


     B.      directly or indirectly compensates any person for client referrals?


                                (For each yes, describe the arrangements on Schedule F.)

                                                                                                        Yes           No

                                                                                                        [ ]           [x]


----------------------------------------------------------------------------------------------------------------------------


14.  BALANCE SHEET. Applicant must provide a balance sheet for the most recent fiscal year on Schedule G if applicant:


     o       has custody of client funds or securities (unless applicant is registered or registering only with the

             Securities and Exchange Commission); or


     o       requires prepayment of more than $500 in fees per client and 6 or more in advance


     Has applicant provided a Schedule G balance sheet?

                                                                                                        Yes           No

                                                                                                        [ ]           [x]


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

SCHEDULE F OF                      ----------------------------------------------------------------------------------------

FORM ADV                           Applicant:                                    SEC File Number:          Date:

CONTINUATION SHEET FOR FORM ADV

PART II                            AMERICAN UNITED LIFE INSURANCE COMPANY        801 - 8074                03/31/2007


-----------------------------------------------------------------------------------------------------------------------------

                (Do not use this Schedule as a continuation sheet for Form ADV Part I or any other schedules.)


-----------------------------------------------------------------------------------------------------------------------------

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

1.  Full name of applicant exactly as stated in Item 1A of Part I of Form ADV:                    IRS Empl. Ident. No.:


AMERICAN UNITED LIFE INSURANCE COMPANY                                                            35-0145825


-----------------------------------------------------------------------------------------------------------------------------

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


 ITEM OF FORM

  (IDENTIFY)                                                ANSWER

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

II 1.A                 AUL OFFERS GROUP VARIABLE ANNUITY CONTRACTS TO BE USED IN CONNECTION WITH CERTAIN

                       RETIREMENT PLANS AND INDIVIDUAL VARIABLE ANNUITY LIFE CONTRACTS. THESE CONTRACTS PROVIDE

                       FOR THE ACCUMULATION OF VALUES ON A VARIABLE BASIS, FIXED BASIS OR BOTH. CONTRIBUTIONS

                       DESIGNATED TO ACCUMULATE ON A VARIABLE BASIS MAY BE ALLOCATED TO ONE OR MORE OF THE

                       INVESTMENT ACCOUNTS OF THE AUL AMERICAN UNIT TRUSTS, AUL AMERICAN INDIVIDUAL UNIT

                       TRUST, AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST AND AUL AMERICAN

                       INDIVIDUAL VARIABLE LIFE UNIT TRUST REGISTERED UNIT INVESTMENT TRUSTS AND SEPARATE

                       ACCOUNTS OF AUL. AUL ACTS AS THE INVESTMENT ADVISOR TO THE ONEAMERICA FUNDS, INC. ("THE

                       FUND"). OTHER MUTUAL FUND SHARES MAY BE PURCHASED BY THE SEPARATE ACCOUNTS FROM

                       MUTUAL FUNDS WHICH HAVE INVESTMENT ADVISERS OTHER THAN AUL.


                       THE FUND AND AUL (THE "ADVISER") ENTERED INTO AN INVESTMENT ADVISOR AGREEMENT IN 1990

                       WHICH WAS APPROVED BY THE FUND SHAREHOLDERS AND TRUST PARTICIPANTS ON MAY 8, 1991.

                       THEREAFTER, THE AGREEMENT HAS BEEN REVIEWED ANNUALLY BY THE FUND'S BOARD OF DIRECTORS

                       UNLESS OTHERWISE REQUIRED BY FEDERAL SECURITIES LAWS. SUBJECT TO THE OVERALL SUPERVISION OF

                       THE FUND'S BOARD OF DIRECTORS, THE ADVISER EXERCISES RESPONSIBILITY FOR THE INVESTMENT AND

                       REINVESTMENT OF THE FUND'S ASSETS. THE ADVISER MANAGES THE DAY-TO-DAY INVESTMENT

                       OPERATIONS OF THE FUND AND THE COMPOSITION OF EACH OF THE PORTFOLIOS, INCLUDING THE

                       PURCHASE, RETENTION AND DISPOSITION OF THE INVESTMENTS, SECURITIES AND CASH CONTAINED

                       THEREIN IN ACCORDANCE WITH EACH PORTFOLIO'S INVESTMENT OBJECTIVES AND POLICIES AS STATED

                       IN THE FUND'S CURRENT PROSPECTUS. THE AGREEMENT WAS LAST APPROVED BY THE BOARD OF

                       DIRECTORS ON FEBRUARY 23, 2007.


                       UNDER THE INVESTMENT ADVISORY AGREEMENT, THE ADVISER IS COMPENSATED FOR ITS SERVICES AT

                       A MONTHLY FEE BASED ON AN ANNUAL PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF EACH

                       PORTFOLIO. FOR EACH PORTFOLIO, THE FUND PAYS THE ADVISER A FEE AT AN ANNUAL RATE OF THE

                       PORTFOLIO'S AVERAGE DAILY NET ASSETS OF 0.50% FOR THE VALUE, INVESTMENT GRADE BOND AND

                       ASSET DIRECTOR PORTFOLIOS; 0.40% FOR THE MONEY MARKET PORTFOLIO; AND, 0.70% FOR THE

                       SOCIALLY RESPONSIVE PORTFOLIO. THE INVESTMENT ADVISER IS ALSO THE DISTRIBUTOR OF CONTRACTS

                       IN WHICH THE PORTFOLIOS ARE OFFERED. THE DISTRIBUTOR IS ENTITLED TO 0.30% OF THE AVERAGE

                       DAILY NET ASSETS OF EACH PORTFOLIO'S ADVISER CLASS SHARES FOR DISTRIBUTION AND SHAREHOLDER

                       SERVICES PROVIDED (12B-1 FEES) TO THE SHAREHOLDERS.


                       THE STATE LIFE INSURANCE COMPANY, A SUBSIDIARY OF ONEAMERICA FINANCIAL PARTNERS, INC.

                       AUL PERFORMS CERTAIN INVESTMENT MANAGEMENT SERVICES FOR AND ON BEHALF OF STATE LIFE,

                       AND PURSUANT TO AN AGREEMENT BETWEEN THE TWO COMPANIES.


                       UNDER THIS AGREEMENT, AUL PROVIDES A CONTINUOUS INVESTMENT PROGRAM AND IS RESPONSIBLE FOR THE

                       COMPOSITION OF STATE LIFE'S INVESTMENT PORTFOLIO. IN CONSIDERATION, STATE LIFE PAYS AUL 13

                       BASIS POINTS ANNUALLY FOR STATE LIFE'S MEAN INVESTED ASSETS FOR EACH YEAR THE AGREEMENT REMAINS

                       IN EFFECT. STATE LIFE IS RESPONSIBLE FOR ALL OF THE EXPENSES AND LIABILITIES RELATING TO ITS

                       INVESTMENT PORTFOLIO AND FOR ESTABLISHING THE INVESTMENT


-----------------------------------------------------------------------------------------------------------------------------


                                    (C) 1996 ProFormWare, Inc. (portions of software only)

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

                       OBJECTIVES FOR AUL TO FOLLOW. AUL AGREES TO MAINTAIN AND PRESERVE REQUIRED RECORDS

                       RELATED TO STATE LIFE INVESTMENTS.


                       PIONEER MUTUAL LIFE INSURANCE COMPANY,("PML") A SUBSIDIARY OF ONEAMERICA FINANCIAL

                       PARTNERS, INC.


                       PML PAYS AUL 13 BASIS POINTS ANNUALLY FOR PML'S MEAN INVESTED ASSETS FOR EACH YEAR.


                       MISCELLANEOUS INVESTMENT ADVISORY CLIENTS


                       AUL HAS ENTERED INTO AGREEMENTS WITH MISCELLANEOUS INVESTMENT ADVISORY CLIENTS WHEREBY

                       AUL SERVES AS INVESTMENT ADVISOR TO THESE ENTITIES REGARDING CERTAIN PRIVATE PLACEMENT

                       FIXED INCOME INVESTMENTS IN WHICH AUL IS PARTICIPATING. THESE ENTITIES MAINTAIN ULTIMATE

                       DISCRETION IN ALL SECURITIES PURCHASES. THEY PAY AUL AN ANNUAL FEE ON A QUARTERLY BASIS, IN

                       ARREARS, FEES FOR THE SERVICES RENDERED UNDER THE AGREEMENT IN THE AMOUNT UP TO 12.5

                       BASIS POINTS OF THE OUTSTANDING AGGREGATE PRINCIPAL VALUE OF THE ASSETS HELD AT THE END OF

                       EACH QUARTER WHICH WERE PURCHASED UNDER THIS AGREEMENT.


                       AUL HAS ENTERED INTO AN AGREEMENT WHEREBY IBBOTTSON ASSOCIATES PROVIDES ADVICE TO

                       PLAN SPONSORS REGARDING FUNDS TO BE INCLUDED IN THE PLAN. IBBOTTSON WILL RECOMMEND A

                       PLAN LEVEL INVESTMENT PORTFOLIO BASED ON THE PLAN SPONSOR'S UNIQUE EMPLOYEE PROFILE.

                       AUL WILL CHARGE PLAN SPONSOR A MAXIMUM FEE OF $2,000, DEPENDING ON PLAN ASSETS. AUL

                       PAYS IBBOTSON A FLAT FEE OF $70,000 PER YEAR FOR THE SERVICE.


                       PORTFOLIO OPTIMIZATION PROGRAM


                       AUL OFFERS, THROUGH SOME VARIABLE ANNUITY AND VARIABLE LIFE CONTRACTS, ASSET ALLOCATION

                       PROGRAMS THAT MAY CONSTITUTE THE PROVISION OF INVESTMENT ADVICE UNDER SEC RULES.


                       UNDER THESE PROGRAMS, AUL HAS DEVELOPED SEVERAL ASSET ALLOCATIONS MODELS, EACH BASED

                       ON DIFFERENT PROFILES OF AN INVESTOR'S WILLINGNESS TO ACCEPT INVESTMENT RISK. IF THE CLIENT

                       DECIDES TO SUBSCRIBE TO THE PORTFOLIO OPTIMIZATION SERVICE, INITIAL PREMIUMS OR VARIABLE

                       ACCOUNT VALUE, AS APPLICABLE, WILL BE ALLOCATED TO THE INVESTMENT OPTIONS ACCORDING TO THE

                       MODEL SELECTED. SUBSEQUENT PURCHASE PAYMENTS, IF ALLOWED UNDER THE CONTRACT, WILL ALSO

                       BE ALLOCATED ACCORDINGLY.


                       AUL WILL SERVE AS THE INVESTMENT ADVISOR FOR THE SERVICE, WITH ALL ASSOCIATED FIDUCIARY

                       RESPONSIBILITIES, SOLELY FOR PURPOSES OF DEVELOPMENT OF THE PORTFOLIO OPTIMIZATION MODELS

                       AND PERIODIC UPDATES OF THE MODELS. EACH MODEL IS EVALUATED ANNUALLY TO ASSESS WHETHER

                       THE COMBINATION OF INVESTMENT OPTIONS WITHIN THE MODEL SHOULD BE CHANGED TO BETTER

                       SEEK OPTIMIZE THE POTENTIAL RETURN FOR THE LEVEL OF RISK TOLERANCE INTENDED FOR THE MODEL.

                       AS A RESULT OF THE PERIODIC ANALYSIS, EACH MODEL MAY CHANGE AND INVESTMENT OPTIONS MAY

                       BE DELETED FROM A MODEL.


                       WHEN AUL UPDATES THE MODELS, IT WILL SEND WRITTEN NOTICE OF THE UPDATED MODELS AT LEAST

                       30 DAYS IN ADVANCE OF THE DATE IT INTENDS THE UPDATED VERSION OF THE MODEL TO BE EFFECTIVE.

                       IF THE CLIENT TAKES NO ACTION, THE VARIABLE ACCOUNT VALUE (OR SUBSEQUENT PREMIUMS, IF

                       APPLICABLE) WILL BE REALLOCATED IN ACCORDANCE WITH THE UPDATED MODEL AUTOMATICALLY. IF

                       THE CLIENT DOES NOT WISH TO ACCEPT THE CHANGES TO THE SELECTED MODEL, THE CLIENT CAN CHANGE

                       TO A DIFFERENT MODEL OR WITHDRAW FROM THE PORTFOLIO OPTIMIZATION SERVICE BY PROVIDING NOTICE

                       TO AUL. SOME OF THE RIDERS AVAILABLE UNDER THE CONTRACT REQUIRE THE CLIENT TO PARTICIPATE

                       IN AN ASSET ALLOCATION SERVICE. IF THE CLIENT PURCHASES ANY OF THESE RIDERS, SUCH RIDERS WILL

                       TERMINATE IF THE CLIENT WITHDRAWS FROM PORTFOLIO OPTIMIZATION OR ALLOCATE ANY PORTION OF THE

                       CLIENT'S SUBSEQUENT PREMIUMS OR ACCOUNT VALUE TO AN INVESTMENT OPTION THAT IS NOT CURRENTLY

                       INCLUDED IN A MODEL (AS MORE FULLY DESCRIBED IN EACH RIDER.)


                       PARTICIPANTS IN GROUP VARIABLE ANNUITIES MAY RECEIVE INVESTMENT ADVICE FROM A THIRD PARTY

                       INVESTMENT ADVICE PROVIDER. THERE IS NO COST TO THE PARTICIPANT WHEN USING THE BASIC

                       INVESTMENT ADVICE SERVICE. AUL MAY ALSO ASSESS AND ACCOUNT MANAGEMENT FEE DIRECTLY

                       AGAINST THE ACCOUNT OF EACH PARTICIPANT WHO UTILIZES THE MORE DETAILED, HANDS-ON MANAGED

                       ACCOUNTS SERVICE. THE FEE FOR THE MANAGED ACCOUNT SERVICES IS A MAXIMUM OF ONE PERCENT OF

                       THE TOTAL ACCOUNT VALUE, PAID IN .25 PERCENT QUARTERLY INSTALLMENTS. AUL MAY FORWARD A

                       PORTION OF THE FEE TO THE INVESTMENT ADVICE PROVIDER AND TO THE BROKER AS A FINDER'S FEE.


-----------------------------------------------------------------------------------------------------------------------------


                                    (C) 1996 ProFormWare, Inc. (portions of software only)

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

II 4.A                 APPLICANT'S SECURITY ANALYSIS METHODS INCLUDE QUANTITATIVE MODELING.


II 5.                  IN GENERAL, THE APPLICANT REQUIRES THAT ALL INDIVIDUALS INVOLVED IN DETERMINING OR GIVING

                       INVESTMENT ADVICE HAVE A COLLEGE DEGREE AND APPROXIMATELY 2-3 YEARS OF BUSINESS EXPERIENCE.


II 6.                  DAYTON H. MOLENDORP

                       DOB 4/8/47

                       EDUCATION: GRADUATE OF WESTMAR COLLEGE

                       PRESIDENT AND CEO* 9/1/2004-PRESENT

                       EXECUTIVE VICE PRESIDENT * 2/2003 TO 5/2004

                       SENIOR VICE PRESIDENT, INDIVIDUAL DIVISION 9/1999 - 2/2003

                       DIRECTOR, AUL, 12/2000 - PRESENT


                       G. DAVID SAPP, CFA

                       DOB: 12/3/46

                       EDUCATION: GRADUATE OF INDIANA UNIVERSITY

                       Sr. VICE PRESIDENT, INVESTMENTS * 1/1992 TO PRESENT


                       JOHN C. SWHEAR

                       DOB:  5/31/61

                       EDUCATION: GRADUATE BALL STATE UNIVERSITY & INDIANA UNIVERSITY SCHOOL OF LAW

                       ASSISTANT GENERAL COUNSEL AND INVESTMENT ADVISOR

                       CHIEF COMPLIANCE OFFICER * 6/2004 - PRESENT

                       ASSISTANT GENERAL COUNSEL * 4/2003 - 6/2004

                       SENIOR COUNSEL * 8/2000 - 5/2003


                       KENT ADAMS, CFA

                       DOB: 3/11/48

                       EDUCATION: GRADUATE OF INDIANA UNIVERSITY

                       VICE PRESIDENT, FIXED INCOME SECURITIES * 1/1992 TO PRESENT


                       KATHRYN E. HUDSPETH

                       DOB: 5/9/59

                       EDUCATION: GRADUATE OF INDIANA WESLEYAN & BALL STATE UNIVERSITY

                       VICE PRESIDENT, EQUITIES * 11/1994 TO PRESENT


                       MICHAEL I. BULLOCK, CFA

                       DOB: 7/26/62

                       EDUCATION: GRADUATE OF INDIANA UNIVERSITY & BUTLER UNIVERSITY

                       VICE PRESIDENT, PRIVATE PLACEMENTS * 11/08/2004 TO PRESENT

                       ASST. VICE PRESIDENT, MORTGAGE-BACKED SECURITIES * 11/2000 TO 11/08/2004


                       JOHN C. MASON, CFA

                       DOB: 8/23/64

                       EDUCATION: GRADUATE OF INDIANA UNIVERSITY

                       VICE PRESIDENT, MARKETABLE CORPORATE BONDS * 5/2003 TO PRESENT

                       ASST. VICE PRESIDENT, MARKETABLE CORPORATE BONDS 8/1998-4/2003


                       MATTHEW HALL, CFA

                       DOB:  12/31/71

                       EDUCATION: GRADUATE OF WESTERN KENTUCKY UNIVERSITY

                       DIRECTOR OF FIXED INCOME * 7/2005 TO PRESENT

                       INVESTMENT OFFICER CORPORATE SECURITIES, AUL * 09/2002 TO 7/2005


                       TYLER GENTRY, CFA

                       DOB: 1/21/77

                       EDUCATION: UNIVERSITY OF IOWA

                       RESEARCH ANALYST * 5/9/05 TO PRESENT

                       SENIOR RESEARCH ANALYST, PRIVATE PLACEMENTS FIXED INCOME,

                       PRINCIPAL FINANCIAL GROUP 2002 TO 2005


-----------------------------------------------------------------------------------------------------------------------------


                                    (C) 1996 ProFormWare, Inc. (portions of software only)

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

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

                       STEVEN T. HOLLAND

                       DOB:  10/10/58

                       EDUCATION: GRADUATE OF MIAMI UNIVERSITY & INDIANA UNIVERSITY

                       VICE PRESIDENT, MORTGAGE LOANS * 6/1997 TO PRESENT


                       ERIK LEIGHTON

                       DOB:  11/24/71

                       EDUCATION: GRADUATE OF DEPAUW UNIVERSITY & BUTLER UNIVERSITY

                       ASSISTANT EQUITY PORTFOLIO MANAGER * 7/2006 TO PRESENT
                       SENIOR RESEARCH ANALYST * 10/2003 TO 7/2006

                       INVESTMENT RESEARCH ANALYST * 8/2001 TO 10/2003


                       ROBERT E. FERGUSON

                       DOB: 3/31/57

                       EDUCATION: GRADUATE OF INDIANA UNIVERSITY & INDIANA UNIVERSITY SCHOOL OF LAW

                       DEPUTY COUNSEL * 8/06/2004 TO PRESENT

                       ASSISTANT GENERAL COUNSEL * 12/1995 TO 08/06/2004

                       DAVID C. McCONAHA

                       DOB: 06/04/1976

                       EDUCATION: BALL STATE UNIVERSITY & INDIANA UNIVERSITY

                       RESEARCH ANALYST * 07/13/2006 TO PRESENT

                       FINANCIAL ANALYST, 07/2004 TO 07/2006 MAGELLAN HEALTH SERVICES

                       REGISTERED REPRESENTATIVE, CHARLES SCHWAB 06/1998- 06/2004


                       EDWARD ZHOU

                       DOB: 1/29/71

                       EDUCATION: GRADUATE OF XIAMEN UNIVERSITY & UNIVERSITY OF AKRON

                       SENIOR RESEARCH ANALYST * 8/2/2006 TO PRESENT

                       PRIVATE BUSINESS CONSULTANT 06/2006 TO 07/2006

                       SENIOR INVESTMENT ADVISOR, FORTIS HAITONG INVESTMENT MANAGEMENT 06/2004 TO 05/2006

                       GRADUATE ASSISTANT, BOSTON COLLEGE CARROLL SCHOOL OF MANAGEMENT 09/2003 TO 03/2004

                       SENIOR MARKETING ANALYST, AMERICAN GENERAL FINANCE 05/2002 TO 08/2003

                       SENIOR ACCOUNTING ANALYST, COOPER TIRE & RUBBER COMPANY 08/1997 TO 05/2002


                           * OF APPLICANT


II 7.(A)(B)(C)         AUL IS A STOCK LIFE INSURANCE COMPANY EXISTING UNDER THE LAWS OF THE STATE OF INDIANA. AUL

                       PRIMARILY CONDUCTS A CONVENTIONAL LIFE INSURANCE, HEALTH INSURANCE, ANNUITY BUSINESS AND

                       REINSURANCE. APPLICANT SPENDS APPROXIMATELY 90% OF ITS TIME CONDUCTING THESE ACTIVITIES.


                       SEE ANSWER PROVIDED IN II 1. A OF THIS SCHEDULE F.


                       THE BOARD OF DIRECTORS HAS ADOPTED INVESTMENT OBJECTIVES FOR EACH OF THE PORTFOLIOS.

                       ADDITIONALLY, THE PORTFOLIOS ARE SUBJECT TO CERTAIN INVESTMENT RESTRICTIONS. NEITHER THE

                       INVESTMENT OBJECTIVES NOR THE INVESTMENT RESTRICTIONS MAY BE CHANGED WITHOUT A

                       MAJORITY VOTE OF THE SHAREHOLDERS OF THE AFFECTED PORTFOLIO. THE APPLICANT HAS THE

                       AUTHORITY TO DETERMINE, WITHOUT OBTAINING SPECIFIC CLIENT CONSENT, THE AMOUNT AND TYPE

                       OF SECURITIES TO BE BOUGHT OR SOLD, PROVIDED THAT THE INVESTMENT OBJECTIVES AND

                       INVESTMENT RESTRICTIONS ARE FOLLOWED.


                       IN EXECUTING TRANSACTIONS, THE ADVISER WILL ATTEMPT TO OBTAIN THE BEST EXECUTION FOR A

                       PORTFOLIO TAKING INTO ACCOUNT SUCH FACTORS AS PRICE (INCLUDING THE APPLICABLE BROKERAGE

                       COMMISSION OR DOLLAR SPREAD), SIZE OF ORDER, THE NATURE OF THE MARKET FOR THE SECURITY, THE

                       TIMING OF THE TRANSACTION, THE REPUTATION, EXPERIENCE AND FINANCIAL STABILITY OF THE BROKER-

                       DEALER INVOLVED, THE QUALITY OF THE SERVICE, THE DIFFICULTY OF EXECUTION AND OPERATIONAL

                       FACILITIES OF THE FIRMS INVOLVED, AND THE FIRMS RISK IN POSITIONING A BLOCK OF SECURITIES. IN

                       EFFECTING PURCHASES AND SALES OF PORTFOLIO SECURITIES IN TRANSACTIONS ON NATIONAL STOCK

                       EXCHANGES FOR THE ACCOUNT OF A PORTFOLIO, THE ADVISER MAY PAY HIGHER COMMISSION RATES

                       THAN THE LOWEST AVAILABLE WHEN THE ADVISER BELIEVES IT IS REASONABLE TO DO SO IN LIGHT OF THE

                       VALUE OF THE BROKERAGE AND RESEARCH SERVICES PROVIDED BY THE BROKER-DEALER EFFECTING THE


-----------------------------------------------------------------------------------------------------------------------------


                                    (C) 1996 ProFormWare, Inc. (portions of software only)



-----------------------------------------------------------------------------------------------------------------------------


                       TRANSACTION, AS DESCRIBED BELOW. IN THE CASE OF SECURITIES TRADE ON THE OVER-THE-COUNTER

                       MARKETS, THERE IS GENERALLY NO STATED COMMISSION, BUT THE PRICE INCLUDES AN UNDISCLOSED

                       COMMISSION OR MARK-UP.


II 8.C(1)              ONEAMERICA SECURITIES, INC., A REGISTERED BROKER AND REGISTERED INVESTMENT ADVISER

                       DEALER LOCATED AT ONE AMERICAN SQUARE, INDIANAPOLIS, IN 46206 IS A WHOLLY OWNED

                       SUBSIDIARY OF AUL IS THE DISTRIBUTOR OF ALL REGISTERED PRODUCTS OFFERED BY AUL.


II 8.C(2)              SEE ANSWER PROVIDED IN 111.A OF THIS SCHEDULE F.


II.9.E                 SOME SECURITIES CONSIDERED FOR INVESTMENT BY THE ADVISER MAY ALSO BE APPROPRIATE FOR

                       THE ADVISER'S GENERAL ACCOUNT AS WELL AS FOR OTHER ACCOUNTS SERVED BY THE ADVISER. IF A

                       PURCHASE OR SALE OF SECURITIES CONSISTENT WITH THE INVESTMENT POLICIES OF A PORTFOLIO AND ONE

                       OR MORE OF THESE ACCOUNTS SERVED BY THE ADVISER IS CONSIDERED AT OR ABOUT THE SAME TIME,

                       IT IS THE POLICY OF THE ADVISER TO AGGREGATE THE TRADES IN ORDER TO ASSIST WITH ITS OBLIGATIONS

                       TO SEEK BEST EXECUTION FOR ITS CLIENTS. IT IS ALSO THE POLICY OF THE ADVISER NOT TO FAVOR ANY

                       ONE ACCOUNT OR PORTFOLIO OVER ANOTHER IN THE EVENT THAT SECURITY TRADES ARE AGGREGATED.

                       ANY PURCHASE OR SALE ORDERS EXECUTED CONTEMPORANEOUSLY ARE ALLOCATED AT THE AVERAGE

                       PRICE AND AS NEARLY AS PRACTICABLE ON A PRO RATA BASIS IN PROPORTION TO THE AMOUNTS

                       DESIRED TO BE PURCHASED OR SOLD BY EACH ACCOUNT OR PORTFOLIO. HOWEVER, ADDITIONAL FACTORS

                       WILL ALSO BE TAKEN INTO CONSIDERATION WHEN DETERMINING PROPER SHARE ALLOCATION, SO THAT

                       THE FINAL ALLOCATION MAY NOT BE BASED SOLELY ON A PRO RATA CALCULATION. THESE FACTORS

                       INCLUDE BUT ARE NOT LIMITED TO, THE FOLLOWING:


                                  1) PERCENTAGE OF THE TRADE EXECUTED


                                  2) TOTAL NUMBER OF SHARES TRADED


                                  3) CASH FLOW ISSUES FOR EACH PORTFOLIO

                                  4) EQUITY ALLOCATION FOR EACH PORTFOLIO PRIOR TO TRADE EXECUTION


                                  5) TARGETED STOCK ALLOCATION FOR WATCH PORTFOLIO PRIOR TO TRADE EXECUTION


                       WHILE IT IS CONCEIVABLE THAT IN CERTAIN INSTANCES THESE PROCEDURES COULD ADVERSELY AFFECT

                       THE PRICE OR NUMBER OF SHARES INVOLVED IN A PARTICULAR PORTFOLIO TRANSACTION, IT IS BELIEVED

                       THAT THESE PROCEDURES GENERALLY CONTRIBUTE TO BETTER OVERALL EXECUTION.


II 12.A (1) & (2)      THE BOARD OF DIRECTORS HAS ADOPTED INVESTMENT OBJECTIVES FOR EACH OF THE PORTFOLIOS.

                       ADDITIONALLY, THE PORTFOLIOS ARE SUBJECT TO CERTAIN INVESTMENT RESTRICTIONS. NEITHER THE

                       INVESTMENT OBJECTIVES NOR THE INVESTMENT RESTRICTIONS MAY BE CHANGED WITHOUT A MAJORITY

                       VOTE OF THE SHAREHOLDERS OF THE AFFECTIVE PORTFOLIO. THE APPLICANT HAS THE AUTHORITY TO

                       DETERMINE, WITHOUT OBTAINING SPECIFIC CLIENT CONSENT, THE AMOUNT AND TYPE OF SECURITIES

                       TO BE BOUGHT OR SOLD, PROVIDED THAT THE INVESTMENT OBJECTIVES AND INVESTMENT RESTRICTIONS

                       ARE FOLLOWED.


II 12.A (3) & (4)      IN EXECUTING TRANSACTIONS, THE ADVISER WILL ATTEMPT TO OBTAIN THE BEST EXECUTION FOR A

                       PORTFOLIO, TAKING INTO ACCOUNT SUCH FACTORS AS PRICE (INCLUDING THE APPLICABLE BROKERAGE

                       COMMISSION OR DOLLAR SPREAD), SIZE OF ORDER, THE NATURE OF THE MARKET FOR THE SECURITY, THE

                       TIMING OF THE TRANSACTION, THE REPUTATION, EXPERIENCE AND FINANCIAL STABILITY OF THE BROKER-

                       DEALER INVOLVED, THE QUALITY OF THE SERVICE, THE DIFFICULTY OF EXECUTION, THE OPERATIONAL

                       FACILITIES OF THE FIRMS INVOLVED AND THE FIRMS RISK IN POSITIONING A BLOCK OF SECURITIES. IN

                       EFFECTING PURCHASES AND SALES, THE ADVISER MAY PAY HIGHER COMMISSION RATES THAN THE

                       LOWEST AVAILABLE WHEN THE ADVISER BELIEVES IT IS REASONABLE TO DO SO IN LIGHT OF THE VALUE OF

                       THE BROKERAGE AND RESEARCH SERVICES PROVIDED BY THE BROKER-DEALER EFFECTING THE

                       TRANSACTION. THE ADVISER MAY USE RESEARCH SERVICES FOR CLIENTS OTHER THAN THE CLIENT ON

                       WHOSE BEHALF THE RESEARCH WAS ACTUALLY EARNED.


----------------------------------------------------------------------------------------------------------------------------

                 Complete amended pages in full, circle amended items and file with execution page (page 1).

----------------------------------------------------------------------------------------------------------------------------


                                   (C) 1996 ProFormWare, Inc. (portions of software only)


--------------------------------------------------------------------------------


No dealer, salesman or any other person is authorized by the Individual Variable

Life Unit Trust or by AUL to give any information or to make any representation other than as contained in this Prospectus in connection with the offering described herein.


The Statement of Additional Information contains additional information about the Variable Account and AUL. To learn more about the Contract, you should read the Statement of Additional Information dated the same date as this Prospectus.

The Table of Contents for the Statement of Additional Information appears on the last page of this Prospectus. For a free copy of the Statement of Additional

Information please call 1-800-863-9354 or write to us at One American Square,

P.O. Box 7127, Indianapolis, Indiana 46206-7127.


The Statement of Additional Information has been filed with the SEC and is incorporated by reference into this Prospectus and is legally a part of this

Prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the Statement of Additional Information and other information about us and the Contract. Information about us and the Contract (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public

Reference Room in Washington, DC., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 450 Fifth

Street, NW, Washington, DC 2059-0102. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090.


The products described herein are not insured by the Federal Deposit Insurance

Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.


Investment Company Act of 1940 Registration File No. 811-8311


--------------------------------------------------------------------------------


                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST

                    FLEXIBLE PREMIUM ADJUSTABLE VARIABLE LIFE


                                     SOLD BY


                                 AMERICAN UNITED

                            LIFE INSURANCE COMPANY(R)


                       ONE AMERICAN SQUARE, P.O. BOX 7127

                           INDIANAPOLIS, INDIANA 46282


                                   PROSPECTUS


                               DATED: MAY 1, 2007


--------------------------------------------------------------------------------

 This prospectus must be preceded or accompanied by current prospectuses for the underlying investment options. Variable Universal Life Policies issued by

 American United Life Insurance Company(R) (AUL) are distributed by OneAmerica

 Securities, Inc., member NASD, SIPC, a wholly-owned subsidiary of AUL.



[LOGO OF AUL]                    American United Life Insurance Company(R)

  AUL                            One American Square, P.O. Box 7127

  A ONEAMERICA(R)                Indianapolis, IN 46206-7127

  FINANCIAL PARTNER              www.aul.com


(C) 2007 American United Life Insurance Company(R). All rights reserved. OneAmerica(R) and the OneAmerica banner are all trademarks of OneAmerica Financial Partners, Inc.


Form No. 3-14337H (5/04)



                                      STATEMENT OF ADDITIONAL INFORMATION FOR


                                      AUL INDIVIDUAL VARIABLE LIFE UNIT TRUST

                                      FLEXIBLE PREMIUM ADJUSTABLE VARIABLE LIFE


                                      ONEAMERICA(R) FUNDS, INC.


                                      DATED MAY 1, 2007


                                      SPONSORED BY:

                                      AMERICAN UNITED LIFE INSURANCE COMPANY(R)

    [LOGO OF ONEAMERICA]              A ONEAMERICA(R) FINANCIAL PARTNER

        ONEAMERICA(R)                 P.O. BOX 7127

                                      INDIANAPOLIS, INDIANA 46206-7127

                       STATEMENT OF ADDITIONAL INFORMATION


                                   MAY 1, 2007


                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST

                    FLEXIBLE PREMIUM ADJUSTABLE VARIABLE LIFE


                                     SOLD BY


                     AMERICAN UNITED LIFE INSURANCE COMPANY(R)

                         ONE AMERICAN SQUARE, P.O. BOX 7127


                          INDIANAPOLIS, INDIANA 46282

                        1-800-837-6442 - WWW.AUL.COM


This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the Flexible Premium Adjustable

Variable Life policies dated May 1, 2007.


A Prospectus is available without charge by calling the number listed above or by writing to the address listed above.

                     TABLE OF CONTENTS




Description                                          Page


GENERAL INFORMATION AND HISTORY ...................     3


DISTRIBUTION OF CONTRACTS .........................     3


CUSTODY OF ASSETS .................................     3


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM .....     3


FINANCIAL STATEMENTS ..............................     3


                         GENERAL INFORMATION AND HISTORY


For a general description of AUL and AUL American Individual Variable Life Unit

Trust (the "Variable Account"), see the section entitled "Information about AUL,

The Variable Account, and The Funds" in the Prospectus.


                            DISTRIBUTION OF CONTRACTS


OneAmerica Securities, Inc. is the Principal Underwriter and the Distributor for

the variable life contracts (the "Contracts") described in the Prospectus and in this statement of Additional Information. It's principal business address is the same as the Depositor's. OneAmerica Securities, Inc. is a wholly owned subsidiary of AUL and is registered with the Securities and Exchange Commission

(the "SEC") as a broker-dealer. The Contracts are currently being sold in a continuous offering. While AUL does not anticipate discontinuing the offering of the Contracts, it reserves the right to do so. The Contracts are sold by registered representatives of OneAmerica Securities, Inc., who are also licensed insurance agents.


AUL also has sales agreements with various broker-dealers under which the

Contracts will be sold by registered representatives of the broker-dealers. The registered representatives are required to be authorized under applicable state regulations to sell variable life contracts. The broker-dealers are required to be registered with the SEC and members of the National Association of Securities

Dealers, Inc.


OneAmerica Securities serves as the Principal Underwriter without compensation from the Variable Account.


                                CUSTODY OF ASSETS


The assets of the Variable Account are held by AUL. The assets are kept physically segregated and are held separate and apart from the assets of other separate accounts of AUL and from AUL's General Account assets. AUL maintains records of all purchases and redemptions of shares of the Funds offered hereunder.


                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The consolidated balance sheets for OneAmerica Financial Partners, Inc. at

December 31, 2006 and 2005 and the related combined statements of operations, changes in shareholder's equity and comprehensive income and statements of cash flows for the years then ended, appearing herein have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting

Firm, as set forth in their report thereon appearing elsewhere herein, and are included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.


                              FINANCIAL STATEMENTS


FINANCIAL STATEMENTS OF THE REGISTRANT


The financial statements of the AUL American Individual Variable Life Unit Trust

as of December 31, 2006 are included in this Statement of Additional

Information.

A MESSAGE FROM

THE PRESIDENT AND CHIEF EXECUTIVE OFFICER OF

AMERICAN UNITED LIFE INSURANCE COMPANY(R)


TO PARTICIPANTS IN AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST


With 2006 officially behind us, I'd like to step back and reflect on our year-end investment returns.


The U.S. equity market advanced for the fourth straight year in 2006 with calendar year performance exceeding most investors' expectations. Three major equity indices (the S&P 500, the Dow Jones Industrial Average and the NASDAQ

Composite) each achieved double-digit total returns during the 12 months. After peaking last summer at more than $77.00 a barrel, the decline in oil prices during the remainder of the year provided a powerful economic stimulus to stock market returns.


Despite perplexing movements in bond yields, the bond market provided respectable returns during 2006. Bond investors tend to focus on changes in

Federal Reserve Board policy. After an aggressive two-year campaign of raising short-term borrowing costs, the Fed changed its stance after the June 2006

Federal Open Market Committee meeting. To combat the possibility of an economic recession, the Fed left rates unchanged during the second half of the year, a move that pleased bond investors.


Many equity investors are approaching 2007 with a high level of optimism, hoping for a repeat of last year's double-digit gains. A primary factor behind this optimism is the growing belief that Federal Chairman Ben Bernanke has controlled the level of interest rates, thereby stifling inflationary pressures without sending the economy into recession. However, the stock market experienced a considerable advance during the second half of 2006, without any major interruption. Although the stock market can perform well in the months to come,

periods of profit taking should not be ruled out.


The bond market is expected to provide relatively stable returns with longer-term rates range-bound in upcoming months. However, any sort of "growth scare", oil supply shock, geo-political turmoil or corporate scandal could elicit a market correction.


In closing, American United Life Insurance Company(R) remains committed to serving your investment needs. We appreciate your continued confidence and support.


                                       Dayton H. Molendorp, CLU

                                       President & Chief Executive Officer of

                                       American United Life Insurance Company(R)

Indianapolis, Indiana

February 28, 2007

--------------------------------------------------------------------------------


             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Contract Owners of

AUL American Individual Variable Life Unit Trust and

Board of Directors of

American United Life Insurance Company


In our opinion, the accompanying statements of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of

AUL American Individual Variable Life Unit Trust (the "Trust") at December 31,

2006, and the results of its operations, changes in its net assets, and financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as

"financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United

States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the mutual funds, provide a reasonable basis for our opinion.


Indianapolis, Indiana

April 24, 2007

--------------------------------------------------------------------------------


                AUL American Individual Variable Life Unit Trust

                                OneAmerica Funds

                                      Value

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $   11,921,019    $   10,512,985           458,990

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                     1,043,798    $        11.42



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $      163,685

   Mortality & expense charges                                               -

                                                                  --------------

   Net investment income (loss)                                          163,685

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                              324,942

   Realized gain distributions                                           756,398

   Net change in unrealized appreciation (depreciation)                   99,612

                                                                  --------------

   Net gain (loss)                                                     1,180,952

                                                                  --------------


                                                                  --------------

Increase (decrease) in net assets from operations                 $    1,344,637

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                       Year ended     Year ended

                                                       12/31/2006     12/31/2005

                                                     ------------   ------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                      $    163,685   $    105,129

   Net realized gain (loss)                               324,942        246,167

   Realized gain distributions                            756,398        566,192

   Net change in unrealized appreciation

      (depreciation)                                       99,612        (49,854)

                                                     ------------   ------------

Increase (decrease) in net assets from operations       1,344,637        867,634

                                                     ------------   ------------

Contract owner transactions:

   Proceeds from units sold                             3,310,173      2,641,222

   Cost of units redeemed                              (1,672,912)    (1,331,148)

   Account Charges                                       (602,343)      (521,070)

                                                     ------------   ------------

   Increase (decrease)                                  1,034,918        789,004

                                                     ------------   ------------

Net increase (decrease)                                 2,379,555      1,656,638

Net assets, beginning                                   9,541,464      7,884,826

                                                     ------------   ------------

Net assets, ending                                   $ 11,921,019   $  9,541,464

                                                     ============   ============

Units sold                                                309,885        282,696

Units redeemed                                           (214,926)      (195,409)

                                                     ------------   ------------

Net increase (decrease)                                    94,959         87,287

Units outstanding, beginning                              948,839        861,552

                                                     ------------   ------------

Units outstanding, ending                               1,043,798        948,839

                                                     ============   ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $ 14,820,668

Cost of units redeemed                                                (5,067,915)

Account charges                                                       (2,057,124)

Net investment income (loss)                                             512,054

Net realized gain (loss)                                                 586,180

Realized gain distributions                                            1,719,122

Net change in unrealized appreciation (depreciation)                   1,408,034

                                                                    ------------


                                                                    $ 11,921,019

                                                                    ============



The accompanying notes are an integral part of the financial statements


                AUL American Individual Variable Life Unit Trust

                                OneAmerica Funds

                                      Value

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                Net Assets       % of Average

               Unit Value           (000s)         Net Assets       Total Return

               -----------------------------------------------------------------


12/31/06       $    11.42       $   11,921                N/A              13.5%

12/31/05            10.06            9,541                N/A               9.9%

12/31/04             9.15            7,885                N/A              14.9%

12/31/03             7.96            4,531                N/A              36.5%

12/31/02             5.83            2,243                N/A              -7.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year




12/31/06              1.5%

12/31/05              1.2%

12/31/04              0.9%

12/31/03              1.0%

12/31/02              1.5%


                AUL American Individual Variable Life Unit Trust

                                OneAmerica Funds

                                  Money Market

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $    4,387,361    $    4,387,361         4,387,361

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                     3,321,418    $         1.31



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $      165,010

   Mortality & expense charges                                               -

                                                                  --------------

   Net investment income (loss)                                          165,010

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                                  -

   Realized gain distributions                                               -

   Net change in unrealized appreciation (depreciation)                      -

                                                                  --------------

   Net gain (loss)                                                           -

                                                                  --------------


                                                                  --------------

Increase (decrease) in net assets from operations                 $      165,010

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                       Year ended     Year ended

                                                       12/31/2006     12/31/2005

                                                     ------------   ------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                      $    165,010   $     83,866

   Net realized gain (loss)                                   -              -

   Realized gain distributions                                -              -

   Net change in unrealized appreciation

      (depreciation)                                          -              -

                                                     ------------   ------------

Increase (decrease) in net assets from operations         165,010         83,866

                                                     ------------   ------------


Contract owner transactions:

   Proceeds from units sold                             9,141,962      6,088,318

   Cost of units redeemed                              (7,534,800)    (6,124,841)

   Account Charges                                       (404,702)      (179,325)

                                                     ------------   ------------

   Increase (decrease)                                  1,202,460       (215,848)

                                                     ------------   ------------

Net increase (decrease)                                 1,367,470       (131,982)

Net assets, beginning                                   3,019,891      3,151,873

                                                     ------------   ------------

Net assets, ending                                   $  4,387,361   $  3,019,891

                                                     ============   ============


Units sold                                              8,009,720      4,937,469

Units redeemed                                         (7,100,130)    (5,111,222)

                                                     ------------   ------------

Net increase (decrease)                                   909,590       (173,753)

Units outstanding, beginning                            2,411,828      2,585,581

                                                     ------------   ------------

Units outstanding, ending                               3,321,418      2,411,828

                                                     ============   ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $ 44,376,138

Cost of units redeemed                                               (38,813,451)

Account charges                                                       (1,617,777)

Net investment income (loss)                                             442,451

Net realized gain (loss)                                                     -

Realized gain distributions                                                  -

Net change in unrealized appreciation (depreciation)                         -

                                                                    ------------


                                                                     $ 4,387,361

                                                                    ============



The accompanying notes are an integral part of the financial statements


                AUL American Individual Variable Life Unit Trust

                                OneAmerica Funds

                                  Money Market

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                Net Assets       % of Average

               Unit Value           (000s)         Net Assets       Total Return

               -----------------------------------------------------------------


12/31/06       $     1.31       $    4,387               N/A                4.8%

12/31/05             1.25            3,020               N/A                2.5%

12/31/04             1.22            3,152               N/A                0.8%

12/31/03             1.21            3,722               N/A                0.8%

12/31/02             1.20            4,633               N/A                0.8%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year




12/31/06              4.5%

12/31/05              2.7%

12/31/04              0.9%

12/31/03              0.6%

12/31/02              1.2%


                AUL American Individual Variable Life Unit Trust

                                OneAmerica Funds

                              Investment Grade Bond

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $    4,026,720    $    4,178,047           374,992

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                       517,211    $         7.78



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $      205,341

   Mortality & expense charges                                               -

                                                                  --------------

   Net investment income (loss)                                          205,341

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                              (21,659)

   Realized gain distributions                                               -

   Net change in unrealized appreciation (depreciation)                  (38,541)

                                                                  --------------

   Net gain (loss)                                                       (60,200)

                                                                  --------------


                                                                  --------------

Increase (decrease) in net assets from operations                 $      145,141

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                       Year ended     Year ended

                                                       12/31/2006     12/31/2005

                                                     ------------   ------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                      $    205,341   $    163,135

   Net realized gain (loss)                               (21,659)         2,114

   Realized gain distributions                                -              -

   Net change in unrealized appreciation

      (depreciation)                                      (38,541)       (83,261)

                                                     ------------   ------------

Increase (decrease) in net assets from operations         145,141         81,988

                                                     ------------   ------------

Contract owner transactions:

   Proceeds from units sold                               826,241      1,197,842

   Cost of units redeemed                                (821,518)      (788,055)

   Account Charges                                       (206,271)      (211,797)

                                                     ------------   ------------

   Increase (decrease)                                   (201,548)       197,990

                                                     ------------   ------------

Net increase (decrease)                                   (56,407)       279,978

Net assets, beginning                                   4,083,127      3,803,149

                                                     ------------   ------------

Net assets, ending                                   $  4,026,720   $  4,083,127

                                                     ============   ============

Units sold                                                112,077        161,062

Units redeemed                                           (139,457)      (134,643)

                                                     ------------   ------------

Net increase (decrease)                                   (27,380)        26,419

Units outstanding, beginning                              544,591        518,172

                                                     ------------   ------------

Units outstanding, ending                                 517,211        544,591

                                                     ============   ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $  9,650,965

Cost of units redeemed                                                (5,350,294)

Account charges                                                       (1,058,301)

Net investment income (loss)                                             874,770

Net realized gain (loss)                                                  58,410

Realized gain distributions                                                2,497

Net change in unrealized appreciation (depreciation)                    (151,327)

                                                                    ------------


                                                                    $  4,026,720

                                                                    ============



The accompanying notes are an integral part of the financial statements


                AUL American Individual Variable Life Unit Trust

                                OneAmerica Funds

                              Investment Grade Bond

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                Net Assets       % of Average

               Unit Value           (000s)         Net Assets       Total Return

               -----------------------------------------------------------------


12/31/06       $     7.78       $    4,027                N/A               3.8%

12/31/05             7.50            4,083                N/A               2.2%

12/31/04             7.34            3,803                N/A               4.1%

12/31/03             7.05            3,420                N/A               4.9%

12/31/02             6.72            2,972                N/A               7.9%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year




12/31/06              5.1%

12/31/05              4.1%

12/31/04              3.6%

12/31/03              4.5%

12/31/02              6.2%


                AUL American Individual Variable Life Unit Trust

                                OneAmerica Funds

                                 Asset Director

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $    9,948,037    $    8,935,214           531,557

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                       944,387    $        10.53



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006





Investment income:

   Dividend income                                                $      220,955

   Mortality & expense charges                                               -

                                                                  --------------

   Net investment income (loss)                                          220,955

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                              288,415

   Realized gain distributions                                           390,199

   Net change in unrealized appreciation (depreciation)                   38,348

                                                                  --------------

   Net gain (loss)                                                       716,962

                                                                  --------------


                                                                  --------------

Increase (decrease) in net assets from operations                 $      937,917

                                                                  ==============




--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                       Year ended     Year ended

                                                       12/31/2006     12/31/2005

                                                     ------------   ------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                      $    220,955   $    151,355

   Net realized gain (loss)                               288,415        205,873

   Realized gain distributions                            390,199        305,001

   Net change in unrealized appreciation

      (depreciation)                                       38,348        (30,520)

                                                     ------------   ------------

Increase (decrease) in net assets from operations         937,917        631,709

                                                     ------------   ------------

Contract owner transactions:

   Proceeds from units sold                             2,095,874      1,723,567

   Cost of units redeemed                              (1,301,850)    (1,292,618)

   Account Charges                                       (478,134)      (462,760)

                                                     ------------   ------------

   Increase (decrease)                                    315,890        (31,811)

                                                     ------------   ------------

Net increase (decrease)                                 1,253,807        599,898

Net assets, beginning                                   8,694,230      8,094,332

                                                     ------------   ------------

Net assets, ending                                   $  9,948,037   $  8,694,230

                                                     ============   ============

Units sold                                                212,683        191,106

Units redeemed                                           (180,698)      (193,310)

                                                     ------------   ------------

Net increase (decrease)                                    31,985         (2,204)

Units outstanding, beginning                              912,402        914,606

                                                     ------------   ------------

Units outstanding, ending                                 944,387        912,402

                                                     ============   ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $ 13,566,119

Cost of units redeemed                                                (5,141,100)

Account Charges                                                       (1,848,281)

Net investment income (loss)                                             729,096

Net realized gain (loss)                                                 558,924

Realized gain distributions                                            1,070,456

Net change in unrealized appreciation (depreciation)                   1,012,823

                                                                    ------------


                                                                    $  9,948,037

                                                                    ============



The accompanying notes are an integral part of the financial statements


                AUL American Individual Variable Life Unit Trust

                                OneAmerica Funds

                                 Asset Director

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                Net Assets       % of Average

               Unit Value           (000s)         Net Assets       Total Return

               -----------------------------------------------------------------


12/31/06       $    10.53       $    9,948                N/A              10.5%

12/31/05             9.53            8,694                N/A               7.7%

12/31/04             8.85            8,094                N/A              11.6%

12/31/03             7.93            5,393                N/A              27.5%

12/31/02             6.22            2,497                N/A              -2.7%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year




12/31/06              2.4%

12/31/05              1.8%

12/31/04              1.9%

12/31/03              2.1%

12/31/02              3.5%


                AUL American Individual Variable Life Unit Trust

                                    Fidelity

                                 VIP High Income

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $    1,430,732    $    1,458,780           225,312

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                       259,036    $         5.52



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                 For the year ended December 31, 2006




Investment income:

   Dividend income                                                $      104,276

   Mortality & expense charges                                               -

                                                                  --------------

   Net investment income (loss)                                          104,276

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                               23,182

   Realized gain distributions                                               -

   Net change in unrealized appreciation (depreciation)                   18,971

                                                                  --------------

   Net gain (loss)                                                        42,153

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $      146,429

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                      Year ended      Year ended

                                                      12/31/2006      12/31/2005

                                                    ------------    ------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $    104,276    $    204,593

   Net realized gain (loss)                               23,182          24,177

   Realized gain distributions                               -               -

   Net change in unrealized appreciation

      (depreciation)                                      18,971        (188,460)

                                                    ------------    ------------

Increase (decrease) in net assets from operations        146,429          40,310

                                                    ------------    ------------

Contract owner transactions:

   Proceeds from units sold                              510,739         566,548

   Cost of units redeemed                               (638,566)       (231,579)

   Account charges                                       (91,968)        (93,128)

                                                    ------------    ------------

   Increase (decrease)                                  (219,795)        241,841

                                                    ------------    ------------

Net increase (decrease)                                  (73,366)        282,151

Net assets, beginning                                  1,504,098       1,221,947

                                                    ------------    ------------

Net assets, ending                                  $  1,430,732    $  1,504,098

                                                    ============    ============


Units sold                                               114,660         116,880

Units redeemed                                          (158,481)        (66,714)

                                                    ------------    ------------

Net increase (decrease)                                  (43,821)         50,166

Units outstanding, beginning                             302,857         252,691

                                                    ------------    ------------

Units outstanding, ending                                259,036         302,857

                                                    ============    ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $  3,106,509

Cost of units redeemed                                                (1,583,502)

Account charges                                                         (431,564)

Net investment income (loss)                                             532,485

Net realized gain (loss)                                                (165,148)

Realized gain distributions                                                  -

Net change in unrealized appreciation (depreciation)                     (28,048)

                                                                    ------------


                                                                    $  1,430,732

                                                                    ============



The accompanying notes are an integral part of the financial statements


                AUL American Individual Variable Life Unit Trust

                                    Fidelity

                                 VIP High Income

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                 Net Assets      % of Average

                 Unit Value          (000s)        Net Assets       Total Return

                 ---------------------------------------------------------------


12/31/06            $  5.52        $  1,431               N/A              11.1%

12/31/05               4.97           1,504               N/A               2.7%

12/31/04               4.84           1,222               N/A               9.8%

12/31/03               4.41             867               N/A              27.1%

12/31/02               3.47             493               N/A               3.6%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year




12/31/06         7.1%

12/31/05        15.2%

12/31/04         7.1%

12/31/03         5.9%

12/31/02         9.7%


                AUL American Individual Variable Life Unit Trust

                                    Fidelity

                                   VIP Growth

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $    5,634,396    $    4,639,035           157,067

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                       849,682    $         6.63



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $       22,623

   Mortality & expense charges                                               -

                                                                  --------------

   Net investment income (loss)                                           22,623

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                              (34,386)

   Realized gain distributions                                               -

   Net change in unrealized appreciation (depreciation)                  379,748

                                                                  --------------

   Net gain (loss)                                                       345,362

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $      367,985

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                      Year ended      Year ended

                                                      12/31/2006      12/31/2005

                                                    ------------    ------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $     22,623    $     28,122

   Net realized gain (loss)                              (34,386)       (189,746)

   Realized gain distributions                               -               -

   Net change in unrealized appreciation

      (depreciation)                                     379,748         485,661

                                                    ------------    ------------

Increase (decrease) in net assets from operations        367,985         324,037

                                                    ------------    ------------

Contract owner transactions:

   Proceeds from units sold                              993,709       1,319,229

   Cost of units redeemed                             (1,237,823)     (1,095,063)

   Account charges                                      (390,475)       (444,413)

                                                    ------------    ------------

   Increase (decrease)                                  (634,589)       (220,247)

                                                    ------------    ------------

Net increase (decrease)                                 (266,604)        103,790

Net assets, beginning                                  5,901,000       5,797,210

                                                    ------------    ------------

Net assets, ending                                  $  5,634,396    $  5,901,000

                                                    ============    ============


Units sold                                               187,438         226,925

Units redeemed                                          (288,617)       (264,367)

                                                    ------------    ------------

Net increase (decrease)                                 (101,179)        (37,442)

Units outstanding, beginning                             950,861         988,303

                                                    ------------    ------------

Units outstanding, ending                                849,682         950,861

                                                    ============    ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $ 15,912,082

Cost of units redeemed                                                (6,833,835)

Account charges                                                       (3,139,215)

Net investment income (loss)                                             372,306

Net realized gain (loss)                                              (1,941,876)

Realized gain distributions                                              269,573

Net change in unrealized appreciation (depreciation)                     995,361

                                                                    ------------

                                                                    $  5,634,396

                                                                    ============



The accompanying notes are an integral part of the financial statements


                AUL American Individual Variable Life Unit Trust

                                    Fidelity

                                   VIP Growth

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                 Net Assets      % of Average

                 Unit Value          (000s)        Net Assets       Total Return

                 ---------------------------------------------------------------


12/31/06            $  6.63        $  5,634               N/A               6.8%

12/31/05               6.21           5,901               N/A               5.8%

12/31/04               5.87           5,797               N/A               3.5%

12/31/03               5.67           5,107               N/A              32.8%

12/31/02               4.27           3,472               N/A             -30.1%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year




12/31/06        0.4%

12/31/05        0.5%

12/31/04        0.2%

12/31/03        0.3%

12/31/02        0.3%


                AUL American Individual Variable Life Unit Trust

                                    Fidelity

                                  VIP Overseas

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $    5,117,296    $    3,973,567           213,488

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                       640,948    $         7.98



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $       30,306

   Mortality & expense charges                                               -

                                                                  --------------

   Net investment income (loss)                                           30,306

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                              121,744

   Realized gain distributions                                            21,068

   Net change in unrealized appreciation (depreciation)                  544,121

                                                                  --------------

   Net gain (loss)                                                       686,933

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $      717,239

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                      Year ended      Year ended

                                                      12/31/2006      12/31/2005

                                                    ------------    ------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $     30,306    $     13,624

   Net realized gain (loss)                              121,744         114,019

   Realized gain distributions                            21,068          10,661

   Net change in unrealized appreciation

      (depreciation)                                     544,121         336,199

                                                    ------------    ------------

Increase (decrease) in net assets from operations        717,239         474,503

                                                    ------------    ------------

Contract owner transactions:

   Proceeds from units sold                            2,168,118       1,737,818

   Cost of units redeemed                               (685,424)       (769,725)

   Account charges                                      (266,880)       (177,737)

                                                    ------------    ------------

   Increase (decrease)                                 1,215,814         790,356

                                                    ------------    ------------

Net increase (decrease)                                1,933,053       1,264,859

Net assets, beginning                                  3,184,243       1,919,384

                                                    ------------    ------------

Net assets, ending                                  $  5,117,296    $  3,184,243

                                                    ============    ============


Units sold                                               340,698         298,775

Units redeemed                                          (170,689)       (165,773)

                                                    ------------    ------------

Net increase (decrease)                                  170,009         133,002

Units outstanding, beginning                             470,939         337,937

                                                    ------------    ------------

Units outstanding, ending                                640,948         470,939

                                                    ============    ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $ 13,133,351

Cost of units redeemed                                                (8,750,542)

Account charges                                                         (697,521)

Net investment income (loss)                                              91,975

Net realized gain (loss)                                                 131,722

Realized gain distributions                                               64,582

Net change in unrealized appreciation (depreciation)                   1,143,729

                                                                    ------------

                                                                    $  5,117,296

                                                                    ============



The accompanying notes are an integral part of the financial statements


                AUL American Individual Variable Life Unit Trust

                                    Fidelity

                                  VIP Overseas

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                 Net Assets      % of Average

                 Unit Value          (000s)        Net Assets       Total Return

                 ---------------------------------------------------------------


12/31/06            $  7.98        $  5,117               N/A              18.0%

12/31/05               6.76           3,184               N/A              19.0%

12/31/04               5.68           1,919               N/A              13.6%

12/31/03               5.00             676               N/A              43.3%

12/31/02               3.49             380               N/A             -20.1%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year




12/31/06        0.7%

12/31/05        0.6%

12/31/04        0.8%

12/31/03        0.6%

12/31/02        0.9%


                AUL American Individual Variable Life Unit Trust

                                    Fidelity

                                VIP Asset Manager

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $    2,234,308    $    1,944,788           142,165

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                       322,467    $         6.93



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $       60,124

   Mortality & expense charges                                               -

                                                                  --------------

   Net investment income (loss)                                           60,124

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                               14,157

   Realized gain distributions                                               -

   Net change in unrealized appreciation (depreciation)                   79,134

                                                                  --------------

   Net gain (loss)                                                        93,291

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $      153,415

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                      Year ended      Year ended

                                                      12/31/2006      12/31/2005

                                                    ------------    ------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $     60,124    $     60,997

   Net realized gain (loss)                               14,157         (16,217)

   Realized gain distributions                               -               782

   Net change in unrealized appreciation

      (depreciation)                                      79,134          41,090

                                                    ------------    ------------

Increase (decrease) in net assets from operations        153,415          86,652

                                                    ------------    ------------


Contract owner transactions:

   Proceeds from units sold                              271,779         285,550

   Cost of units redeemed                               (289,896)       (296,760)

   Account charges                                      (133,483)       (139,740)

                                                    ------------    ------------

   Increase (decrease)                                  (151,600)       (150,950)

                                                    ------------    ------------

Net increase (decrease)                                    1,815         (64,298)

Net assets, beginning                                  2,232,493       2,296,791

                                                    ------------    ------------

Net assets, ending                                  $  2,234,308    $  2,232,493

                                                    ============    ============


Units sold                                                41,611          45,942

Units redeemed                                           (64,923)        (70,289)

                                                    ------------    ------------

Net increase (decrease)                                  (23,312)        (24,347)

Units outstanding, beginning                             345,779         370,126

                                                    ------------    ------------

Units outstanding, ending                                322,467         345,779

                                                    ============    ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $  4,860,653

Cost of units redeemed                                                (2,188,139)

Account charges                                                         (917,924)

Net investment income (loss)                                             434,909

Net realized gain (loss)                                                (264,326)

Realized gain distributions                                               19,615

Net change in unrealized appreciation (depreciation)                     289,520

                                                                    ------------

                                                                    $  2,234,308

                                                                    ============



The accompanying notes are an integral part of the financial statements


                AUL American Individual Variable Life Unit Trust

                                    Fidelity

                                VIP Asset Manager

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                 Net Assets      % of Average

                 Unit Value          (000s)        Net Assets       Total Return

                 ---------------------------------------------------------------


12/31/06           $   6.93        $  2,234               N/A               7.3%

12/31/05               6.46           2,232               N/A               4.0%

12/31/04               6.21           2,297               N/A               5.6%

12/31/03               5.88           2,086               N/A              17.8%

12/31/02               4.99           1,471               N/A              -8.6%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year




12/31/06        2.7%

12/31/05        2.7%

12/31/04        2.6%

12/31/03        3.2%

12/31/02        3.9%


                AUL American Individual Variable Life Unit Trust

                                    Fidelity

                                  VIP Index 500

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $   14,942,988    $   11,383,604            92,588

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                     2,078,734    $         7.19



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $      219,660

   Mortality & expense charges                                               -

                                                                  --------------

   Net investment income (loss)                                          219,660

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                               67,522

   Realized gain distributions                                               -

   Net change in unrealized appreciation (depreciation)                1,715,562

                                                                  --------------

   Net gain (loss)                                                     1,783,084

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $    2,002,744

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                      Year ended      Year ended

                                                      12/31/2006      12/31/2005

                                                    ------------    ------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $    219,660    $    190,668

   Net realized gain (loss)                               67,522         (50,156)

   Realized gain distributions                               -               -

   Net change in unrealized appreciation

      (depreciation)                                   1,715,562         439,306

                                                    ------------    ------------

Increase (decrease) in net assets from operations      2,002,744         579,818

                                                    ------------    ------------

Contract owner transactions:

   Proceeds from units sold                            2,714,165       2,766,965

   Cost of units redeemed                             (1,575,639)     (1,024,712)

   Account charges                                      (794,706)       (691,236)

                                                    ------------    ------------

   Increase (decrease)                                   343,820       1,051,017

                                                    ------------    ------------

Net increase (decrease)                                2,346,564       1,630,835

Net assets, beginning                                 12,596,424      10,965,589

                                                    ------------    ------------

Net assets, ending                                  $ 14,942,988    $ 12,596,424

                                                    ============    ============


Units sold                                               418,467         466,059

Units redeemed                                          (367,592)       (288,656)

                                                    ------------    ------------

Net increase (decrease)                                   50,875         177,403

Units outstanding, beginning                           2,027,859       1,850,456

                                                    ------------    ------------

Units outstanding, ending                              2,078,734       2,027,859

                                                    ============    ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $ 26,496,526

Cost of units redeemed                                               (10,545,925)

Account charges                                                       (4,495,937)

Net investment income (loss)                                             819,833

Net realized gain (loss)                                                (890,893)

Realized gain distributions                                                  -

Net change in unrealized appreciation (depreciation)                   3,559,384

                                                                    ------------

                                                                    $ 14,942,988

                                                                    ============



The accompanying notes are an integral part of the financial statements


                AUL American Individual Variable Life Unit Trust

                                    Fidelity

                                  VIP Index 500

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                 Net Assets      % of Average

                 Unit Value          (000s)        Net Assets       Total Return

                 ---------------------------------------------------------------


12/31/06           $   7.19        $ 14,943               N/A              15.8%

12/31/05               6.21          12,596               N/A               4.7%

12/31/04               5.93          10,966               N/A              10.6%

12/31/03               5.36           8,809               N/A              28.5%

12/31/02               4.17           6,297               N/A             -22.2%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year




12/31/06        1.6%

12/31/05        1.7%

12/31/04        1.2%

12/31/03        1.4%

12/31/02        1.2%


                AUL American Individual Variable Life Unit Trust

                                    Fidelity

                                VIP Equity-Income

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $    6,320,659    $    5,615,526           241,185

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                       747,520    $         8.46



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $      182,473

   Mortality & expense charges                                               -

                                                                  --------------

   Net investment income (loss)                                          182,473

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                               61,560

   Realized gain distributions                                           670,212

   Net change in unrealized appreciation (depreciation)                  114,285

                                                                  --------------

   Net gain (loss)                                                       846,057

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $    1,028,530

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                      Year ended      Year ended

                                                      12/31/2006      12/31/2005

                                                    ------------    ------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $    182,473    $     65,095

   Net realized gain (loss)                               61,560           3,802

   Realized gain distributions                           670,212         143,047

   Net change in unrealized appreciation

      (depreciation)                                     114,285          53,602

                                                    ------------    ------------

Increase (decrease) in net assets from operations      1,028,530         265,546

                                                    ------------    ------------

Contract owner transactions:

   Proceeds from units sold                            1,588,648       1,488,036

   Cost of units redeemed                               (738,189)       (690,352)

   Account charges                                      (316,574)       (261,831)

                                                    ------------    ------------

   Increase (decrease)                                   533,885         535,853

                                                    ------------    ------------

Net increase (decrease)                                1,562,415         801,399

Net assets, beginning                                  4,758,244       3,956,845

                                                    ------------    ------------

Net assets, ending                                  $  6,320,659    $  4,758,244

                                                    ============    ============


Units sold                                               211,881         223,442

Units redeemed                                          (140,737)       (142,515)

                                                    ------------    ------------

Net increase (decrease)                                   71,144          80,927

Units outstanding, beginning                             676,376         595,449

                                                    ------------    ------------

Units outstanding, ending                                747,520         676,376

                                                    ============    ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $  8,670,629

Cost of units redeemed                                                (2,954,162)

Account charges                                                       (1,387,196)

Net investment income (loss)                                             507,718

Net realized gain (loss)                                                 (89,419)

Realized gain distributions                                              867,956

Net change in unrealized appreciation (depreciation)                     705,133

                                                                    ------------

                                                                    $  6,320,659

                                                                    ============



The accompanying notes are an integral part of the financial statements


                AUL American Individual Variable Life Unit Trust

                                    Fidelity

                                VIP Equity-Income

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                 Net Assets      % of Average

                 Unit Value          (000s)        Net Assets       Total Return

                 ---------------------------------------------------------------


12/31/06           $   8.46        $  6,321               N/A              20.3%

12/31/05               7.03           4,758               N/A               5.7%

12/31/04               6.65           3,957               N/A              11.6%

12/31/03               5.96           2,813               N/A              30.4%

12/31/02               4.57           1,936               N/A             -16.9%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year




12/31/06        3.3%

12/31/05        1.5%

12/31/04        1.4%

12/31/03        1.7%

12/31/02        1.6%


                AUL American Individual Variable Life Unit Trust

                                    Fidelity

                                VIP Contrafund(R)

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $   11,460,980    $    8,744,813           364,051

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                     1,118,378    $        10.25



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $      137,758

   Mortality & expense charges                                               -

                                                                  --------------

   Net investment income (loss)                                          137,758

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                              206,879

   Realized gain distributions                                           902,549

   Net change in unrealized appreciation (depreciation)                  (75,456)

                                                                  --------------

   Net gain (loss)                                                     1,033,972

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $    1,171,730

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                      Year ended      Year ended

                                                      12/31/2006      12/31/2005

                                                    ------------    ------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $    137,758    $     23,146

   Net realized gain (loss)                              206,879          77,415

   Realized gain distributions                           902,549           1,446

   Net change in unrealized appreciation

      (depreciation)                                     (75,456)      1,290,123

                                                    ------------    ------------

Increase (decrease) in net assets from operations      1,171,730       1,392,130

                                                    ------------    ------------

Contract owner transactions:

   Proceeds from units sold                            2,603,522       2,209,897

   Cost of units redeemed                             (1,366,157)     (1,084,376)

   Account charges                                      (589,692)       (542,058)

                                                    ------------    ------------

   Increase (decrease)                                   647,673         583,463

                                                    ------------    ------------

Net increase (decrease)                                1,819,403       1,975,593

Net assets, beginning                                  9,641,577       7,665,984

                                                    ------------    ------------

Net assets, ending                                  $ 11,460,980    $  9,641,577

                                                    ============    ============


Units sold                                               277,493         267,754

Units redeemed                                          (210,218)       (193,912)

                                                    ------------    ------------

Net increase (decrease)                                   67,275          73,842

Units outstanding, beginning                           1,051,103         977,261

                                                    ------------    ------------

Units outstanding, ending                              1,118,378       1,051,103

                                                    ============    ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $ 16,409,538

Cost of units redeemed                                                (6,006,717)

Account charges                                                       (3,035,765)

Net investment income (loss)                                             468,452

Net realized gain (loss)                                                 (70,026)

Realized gain distributions                                              979,331

Net change in unrealized appreciation (depreciation)                   2,716,167

                                                                    ------------

                                                                    $ 11,460,980

                                                                    ============



The accompanying notes are an integral part of the financial statements


                AUL American Individual Variable Life Unit Trust

                                    Fidelity

                                VIP Contrafund(R)

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                 Net Assets      % of Average

                 Unit Value          (000s)        Net Assets       Total Return

                 ---------------------------------------------------------------


12/31/06           $  10.25        $ 11,461               N/A              11.8%

12/31/05               9.17           9,642               N/A              17.0%

12/31/04               7.84           7,666               N/A              15.5%

12/31/03               6.79           5,679               N/A              28.4%

12/31/02               5.29           3,405               N/A              -9.3%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year




12/31/06        1.3%

12/31/05        0.3%

12/31/04        0.3%

12/31/03        0.4%

12/31/02        0.8%


                AUL American Individual Variable Life Unit Trust

                                    Fidelity

                                VIP Money Market

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $    1,738,228    $    1,738,228         1,738,228

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                     1,282,168    $         1.36



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $       85,431

   Mortality & expense charges                                               -

                                                                  --------------

   Net investment income (loss)                                           85,431

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                                  -

   Realized gain distributions                                               -

   Net change in unrealized appreciation (depreciation)                      -

                                                                  --------------

   Net gain (loss)                                                           -

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $       85,431

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                      Year ended      Year ended

                                                      12/31/2006      12/31/2005

                                                    ------------    ------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $     85,431    $     51,371

   Net realized gain (loss)                                  -               -

   Realized gain distributions                               -               -

   Net change in unrealized appreciation

      (depreciation)                                         -               -

                                                    ------------    ------------

Increase (decrease) in net assets from operations         85,431          51,371

                                                    ------------    ------------

Contract owner transactions:

   Proceeds from units sold                            1,009,147         640,792

   Cost of units redeemed                               (923,329)       (599,246)

   Account charges                                       (81,581)        (85,969)

                                                    ------------    ------------

   Increase (decrease)                                     4,237         (44,423)

                                                    ------------    ------------

Net increase (decrease)                                   89,668           6,948

Net assets, beginning                                  1,648,560       1,641,612

                                                    ------------    ------------

Net assets, ending                                  $  1,738,228    $  1,648,560

                                                    ============    ============


Units sold                                               776,616         504,748

Units redeemed                                          (769,622)       (538,272)

                                                    ------------    ------------

Net increase (decrease)                                    6,994         (33,524)

Units outstanding, beginning                           1,275,174       1,308,698

                                                    ------------    ------------

Units outstanding, ending                              1,282,168       1,275,174

                                                    ============    ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $ 17,147,339

Cost of units redeemed                                               (15,094,375)

Account charges                                                         (589,863)

Net investment income (loss)                                             275,127

Net realized gain (loss)                                                     -

Realized gain distributions                                                  -

Net change in unrealized appreciation (depreciation)                         -

                                                                    ------------

                                                                    $  1,738,228

                                                                    ============



The accompanying notes are an integral part of the financial statements


                AUL American Individual Variable Life Unit Trust

                                    Fidelity

                                VIP Money Market

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                 Net Assets      % of Average

                 Unit Value          (000s)        Net Assets       Total Return

                 ---------------------------------------------------------------


12/31/06           $   1.36        $  1,738               N/A               5.1%

12/31/05               1.29           1,649               N/A               3.2%

12/31/04               1.25           1,642               N/A               0.8%

12/31/03               1.24           2,038               N/A               0.8%

12/31/02               1.23           1,671               N/A               1.7%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year




12/31/06        5.0%

12/31/05        3.0%

12/31/04        1.2%

12/31/03        1.0%

12/31/02        1.6%


                AUL American Individual Variable Life Unit Trust

                                    Fidelity

                                  Freedom 2005

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $          214    $          211                19

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                            37    $         5.84



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $            6

   Mortality & expense charges                                               -

                                                                  --------------

   Net investment income (loss)                                                6

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                                  -

   Realized gain distributions                                                 1

   Net change in unrealized appreciation (depreciation)                       (4)

                                                                  --------------

   Net gain (loss)                                                            (3)

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $            3

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                                    For the period

                                                      Year ended    from 5/20/2005

                                                      12/31/2006     to 12/31/2005

                                                    ------------    --------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $          6    $          -

   Net realized gain (loss)                                  -                 -

   Realized gain distributions                                 1               -

   Net change in unrealized appreciation

      (depreciation)                                          (4)              -

                                                    ------------    --------------

Increase (decrease) in net assets from operations              3               -

                                                    ------------    --------------

Contract owner transactions:

   Proceeds from units sold                                  245               -

   Cost of units redeemed                                    -                 -

   Account charges                                           (34)              -

                                                    ------------    --------------

   Increase (decrease)                                       211               -

                                                    ------------    --------------

Net increase (decrease)                                      214               -

Net assets, beginning                                        -                 -

                                                    ------------    --------------

Net assets, ending                                  $        214    $          -

                                                    ============    ==============


Units sold                                                    44               -

Units redeemed                                                (7)              -

                                                    ------------    --------------

Net increase (decrease)                                       37               -

Units outstanding, beginning                                 -                 -

                                                    ------------    --------------

Units outstanding, ending                                     37               -

                                                    ============    ==============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $          245

Cost of units redeemed                                                         -

Account charges                                                                (34)

Net investment income (loss)                                                     6

Net realized gain (loss)                                                       -

Realized gain distributions                                                      1

Net change in unrealized appreciation (depreciation)                            (4)

                                                                    --------------

                                                                    $          214

                                                                    ==============



The accompanying notes are an integral part of the financial statements


                AUL American Individual Variable Life Unit Trust

                                    Fidelity

                                  Freedom 2005

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                 Net Assets      % of Average

                 Unit Value          (000s)        Net Assets       Total Return

                 ---------------------------------------------------------------


12/31/06           $   5.84        $      0               N/A               9.6%

12/31/05               5.33             -                 N/A               6.6%

05/20/05               5.00             -                 N/A                -



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year




12/31/06        5.6%

12/31/05        0.0%


                AUL American Individual Variable Life Unit Trust

                                    Fidelity

                                  Freedom 2010

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $        1,420    $        1,333               123

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                           242    $         5.87



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $           24

   Mortality & expense charges                                               -

                                                                  --------------

   Net investment income (loss)                                               24

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                                    7

   Realized gain distributions                                                 6

   Net change in unrealized appreciation (depreciation)                       56

                                                                  --------------

   Net gain (loss)                                                            69

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $           93

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                                    For the period

                                                      Year ended    from 5/20/2005

                                                      12/31/2006     to 12/31/2005

                                                    ------------    --------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $         24    $          -

   Net realized gain (loss)                                    7               -

   Realized gain distributions                                 6               -

   Net change in unrealized appreciation

      (depreciation)                                          56                 2

                                                    ------------    --------------

Increase (decrease) in net assets from operations             93                 2

                                                    ------------    --------------

Contract owner transactions:

   Proceeds from units sold                                1,331               170

   Cost of units redeemed                                   (114)              -

   Account charges                                           (45)              (17)

                                                    ------------    --------------

   Increase (decrease)                                     1,172               153

                                                    ------------    --------------

Net increase (decrease)                                    1,265               155

Net assets, beginning                                        155               -

                                                    ------------    --------------

Net assets, ending                                  $      1,420    $          155

                                                    ============    ==============


Units sold                                                   247                32

Units redeemed                                               (34)               (3)

                                                    ------------    --------------

Net increase (decrease)                                      213                29

Units outstanding, beginning                                  29               -

                                                    ------------    --------------

Units outstanding, ending                                    242                29

                                                    ============    ==============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $        1,500

Cost of units redeemed                                                        (114)

Account charges                                                                (61)

Net investment income (loss)                                                    24

Net realized gain (loss)                                                         7

Realized gain distributions                                                      6

Net change in unrealized appreciation (depreciation)                            58

                                                                    --------------

                                                                    $        1,420

                                                                    ==============



The accompanying notes are an integral part of the financial statements


                AUL American Individual Variable Life Unit Trust

                                    Fidelity

                                  Freedom 2010

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                 Net Assets      % of Average

                 Unit Value          (000s)        Net Assets       Total Return

                 ---------------------------------------------------------------


12/31/06           $   5.87        $      1               N/A              10.0%

12/31/05               5.34             -                 N/A               6.8%

05/20/05               5.00             -                 N/A               0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year




12/31/06        3.1%

12/31/05        0.5%


                AUL American Individual Variable Life Unit Trust

                                    Fidelity

                                  Freedom 2015

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $       12,280    $       11,968             1,029

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                         2,039    $         6.02



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $          103

   Mortality & expense charges                                               -

                                                                  --------------

   Net investment income (loss)                                              103

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                                  135

   Realized gain distributions                                                66

   Net change in unrealized appreciation (depreciation)                       84

                                                                  --------------

   Net gain (loss)                                                           285

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $          388

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                                    For the period

                                                      Year ended    from 5/20/2005

                                                      12/31/2006     to 12/31/2005

                                                    ------------    --------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $        103    $           12

   Net realized gain (loss)                                  135               -

   Realized gain distributions                                66               -

   Net change in unrealized appreciation

      (depreciation)                                          84                60

                                                    ------------    --------------

Increase (decrease) in net assets from operations            388                72

                                                    ------------    --------------

Contract owner transactions:

   Proceeds from units sold                               11,898             2,234

   Cost of units redeemed                                 (2,088)              -

   Account charges                                          (164)              (60)

                                                    ------------    --------------

   Increase (decrease)                                     9,646             2,174

                                                    ------------    --------------

Net increase (decrease)                                   10,034             2,246

Net assets, beginning                                      2,246               -

                                                    ------------    --------------

Net assets, ending                                  $     12,280    $        2,246

                                                    ============    ==============


Units sold                                                 2,060               425

Units redeemed                                              (435)              (11)

                                                    ------------    --------------

Net increase (decrease)                                    1,625               414

Units outstanding, beginning                                 414               -

                                                    ------------    --------------

Units outstanding, ending                                  2,039               414

                                                    ============    ==============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $       14,132

Cost of units redeemed                                                      (2,088)

Account charges                                                               (224)

Net investment income (loss)                                                   115

Net realized gain (loss)                                                       135

Realized gain distributions                                                     66

Net change in unrealized appreciation (depreciation)                           144

                                                                    --------------

                                                                    $       12,280

                                                                    ==============



The accompanying notes are an integral part of the financial statements


                AUL American Individual Variable Life Unit Trust

                                    Fidelity

                                  Freedom 2015

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                 Net Assets      % of Average

                 Unit Value          (000s)        Net Assets       Total Return

                 ---------------------------------------------------------------


12/31/06           $   6.02        $     12               N/A              10.9%

12/31/05               5.43               2               N/A               8.6%

05/20/05               5.00             -                 N/A               0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year




12/31/06        1.4%

12/31/05        0.6%


                AUL American Individual Variable Life Unit Trust

                                    Fidelity

                                  Freedom 2020

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $       23,345    $       21,775             1,929

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                         3,810    $         6.13



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $          347

   Mortality & expense charges                                               -

                                                                  --------------

   Net investment income (loss)                                              347

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                                  254

   Realized gain distributions                                               207

   Net change in unrealized appreciation (depreciation)                      702

                                                                  --------------

   Net gain (loss)                                                         1,163

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $        1,510

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                                    For the period

                                                      Year ended    from 5/20/2005

                                                      12/31/2006     to 12/31/2005

                                                    ------------    --------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $        347    $           73

   Net realized gain (loss)                                  254                 4

   Realized gain distributions                               207               -

   Net change in unrealized appreciation

      (depreciation)                                         702               315

                                                    ------------    --------------

Increase (decrease) in net assets from operations          1,510               392

                                                    ------------    --------------

Contract owner transactions:

   Proceeds from units sold                               12,501            12,522

   Cost of units redeemed                                 (1,910)              -

   Account charges                                        (1,474)             (196)

                                                    ------------    --------------

   Increase (decrease)                                     9,117            12,326

                                                    ------------    --------------

Net increase (decrease)                                   10,627            12,718

Net assets, beginning                                     12,718               -

                                                    ------------    --------------

Net assets, ending                                  $     23,345    $       12,718

                                                    ============    ==============


Units sold                                                 2,176             2,359

Units redeemed                                              (689)              (36)

                                                    ------------    --------------

Net increase (decrease)                                    1,487             2,323

Units outstanding, beginning                               2,323               -

                                                    ------------    --------------

Units outstanding, ending                                  3,810             2,323

                                                    ============    ==============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $       25,023

Cost of units redeemed                                                      (1,910)

Account charges                                                             (1,670)

Net investment income (loss)                                                   420

Net realized gain (loss)                                                       258

Realized gain distributions                                                    207

Net change in unrealized appreciation (depreciation)                         1,017

                                                                    --------------

                                                                    $       23,345

                                                                    ==============



The accompanying notes are an integral part of the financial statements


                AUL American Individual Variable Life Unit Trust

                                    Fidelity

                                  Freedom 2020

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                 Net Assets      % of Average

                 Unit Value          (000s)        Net Assets       Total Return

                 ---------------------------------------------------------------


12/31/06           $   6.13        $     23               N/A              11.8%

12/31/05               5.48              13               N/A               9.6%

05/20/05               5.00             -                 N/A               0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year




12/31/06        2.0%

12/31/05        1.0%


                AUL American Individual Variable Life Unit Trust

                                    Fidelity

                                  Freedom 2025

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $        1,794    $        1,752               147

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                           289    $         6.20



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $           26

   Mortality & expense charges                                               -

                                                                  --------------

   Net investment income (loss)                                               26

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                                  246

   Realized gain distributions                                                22

   Net change in unrealized appreciation (depreciation)                      (34)

                                                                  --------------

   Net gain (loss)                                                           234

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $          260

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                                    For the period

                                                      Year ended    from 5/20/2005

                                                      12/31/2006     to 12/31/2005

                                                    ------------    --------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $         26    $           13

   Net realized gain (loss)                                  246               -

   Realized gain distributions                                22               -

   Net change in unrealized appreciation

      (depreciation)                                         (34)               76

                                                    ------------    --------------

Increase (decrease) in net assets from operations            260                89

                                                    ------------    --------------

Contract owner transactions:

   Proceeds from units sold                                5,039             2,234

   Cost of units redeemed                                 (5,289)              -

   Account charges                                          (479)              (60)

                                                    ------------    --------------

   Increase (decrease)                                      (729)            2,174

                                                    ------------    --------------

Net increase (decrease)                                     (469)            2,263

Net assets, beginning                                      2,263               -

                                                    ------------    --------------

Net assets, ending                                  $      1,794    $        2,263

                                                    ============    ==============


Units sold                                                   879               421

Units redeemed                                            (1,000)              (11)

                                                    ------------    --------------

Net increase (decrease)                                     (121)              410

Units outstanding, beginning                                 410               -

                                                    ------------    --------------

Units outstanding, ending                                    289               410

                                                    ============    ==============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $        7,273

Cost of units redeemed                                                      (5,289)

Account charges                                                               (539)

Net investment income (loss)                                                    39

Net realized gain (loss)                                                       246

Realized gain distributions                                                     22

Net change in unrealized appreciation (depreciation)                            42

                                                                    --------------

                                                                    $        1,794

                                                                    ==============



The accompanying notes are an integral part of the financial statements


                AUL American Individual Variable Life Unit Trust

                                    Fidelity

                                  Freedom 2025

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                 Net Assets      % of Average

                 Unit Value          (000s)        Net Assets       Total Return

                 ---------------------------------------------------------------


12/31/06           $   6.20        $      2           N/A               13.0%

12/31/05               5.49               2           N/A                9.8%

05/20/05               5.00             -             N/A                0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year




12/31/06        1.3%

12/31/05        0.6%


                AUL American Individual Variable Life Unit Trust

                                    Fidelity

                                  Freedom 2030

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $       13,470    $       12,695             1,083

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                         2,142    $         6.29



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $          198

   Mortality & expense charges                                               -

                                                                  --------------

   Net investment income (loss)                                              198

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                                   24

   Realized gain distributions                                               137

   Net change in unrealized appreciation (depreciation)                      775

                                                                  --------------

   Net gain (loss)                                                           936

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $        1,134

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                                    For the period

                                                      Year ended    from 5/20/2005

                                                      12/31/2006     to 12/31/2005

                                                    ------------    --------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $        198    $          -

   Net realized gain (loss)                                   24               -

   Realized gain distributions                               137               -

   Net change in unrealized appreciation

      (depreciation)                                         775               -

                                                    ------------    --------------

Increase (decrease) in net assets from operations          1,134               -

                                                    ------------    --------------

Contract owner transactions:

   Proceeds from units sold                               13,310               121

   Cost of units redeemed                                   (451)              -

   Account charges                                          (612)              (32)

                                                    ------------    --------------

   Increase (decrease)                                    12,247                89

                                                    ------------    --------------

Net increase (decrease)                                   13,381                89

Net assets, beginning                                         89               -

                                                    ------------    --------------

Net assets, ending                                  $     13,470    $           89

                                                    ============    ==============


Units sold                                                 2,307                22

Units redeemed                                              (181)               (6)

                                                    ------------    --------------

Net increase (decrease)                                    2,126                16

Units outstanding, beginning                                  16               -

                                                    ------------    --------------

Units outstanding, ending                                  2,142                16

                                                    ============    ==============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $       13,431

Cost of units redeemed                                                        (451)

Account charges                                                               (644)

Net investment income (loss)                                                   198

Net realized gain (loss)                                                        24

Realized gain distributions                                                    137

Net change in unrealized appreciation (depreciation)                           775

                                                                    --------------

                                                                    $       13,470

                                                                    ==============



The accompanying notes are an integral part of the financial statements


                AUL American Individual Variable Life Unit Trust

                                    Fidelity

                                  Freedom 2030

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                 Net Assets      % of Average

                 Unit Value          (000s)        Net Assets       Total Return

                 ---------------------------------------------------------------


12/31/06           $   6.29        $     13               N/A              13.1%

12/31/05               5.56             -                 N/A              11.2%

05/20/05               5.00             -                 N/A               0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year




12/31/06        2.9%

12/31/05        0.4%


                AUL American Individual Variable Life Unit Trust

                                    Fidelity

                                 Freedom Income

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $          690    $          702                64

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                           124    $         5.55



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $           14

   Mortality & expense charges                                               -

                                                                  --------------

   Net investment income (loss)                                               14

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                                   36

   Realized gain distributions                                                 2

   Net change in unrealized appreciation (depreciation)                      (29)

                                                                  --------------

   Net gain (loss)                                                             9

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $           23

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                                    For the period

                                                      Year ended    from 5/20/2005

                                                      12/31/2006     to 12/31/2005

                                                    ------------    --------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $         14    $          -

   Net realized gain (loss)                                   36               -

   Realized gain distributions                                 2               -

   Net change in unrealized appreciation

      (depreciation)                                         (29)              -

                                                    ------------    --------------

Increase (decrease) in net assets from operations             23               -

                                                    ------------    --------------

Contract owner transactions:

   Proceeds from units sold                                1,823               -

   Cost of units redeemed                                   (644)              -

   Account charges                                          (512)              -

                                                    ------------    --------------

   Increase (decrease)                                       667               -

                                                    ------------    --------------

Net increase (decrease)                                      690               -

Net assets, beginning                                        -                 -

                                                    ------------    --------------

Net assets, ending                                  $        690    $          -

                                                    ============    ==============


Units sold                                                   339               -

Units redeemed                                              (215)              -

                                                    ------------    --------------

Net increase (decrease)                                      124               -

Units outstanding, beginning                                 -                 -

                                                    ------------    --------------

Units outstanding, ending                                    124               -

                                                    ============    ==============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $        1,823

Cost of units redeemed                                                        (644)

Account charges                                                               (512)

Net investment income (loss)                                                    14

Net realized gain (loss)                                                        36

Realized gain distributions                                                      2

Net change in unrealized appreciation (depreciation)                           (29)

                                                                    --------------

                                                                    $          690

                                                                    ==============



The accompanying notes are an integral part of the financial statements


                AUL American Individual Variable Life Unit Trust

                                    Fidelity

                                 Freedom Income

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                 Net Assets      % of Average

                 Unit Value          (000s)        Net Assets       Total Return

                 ---------------------------------------------------------------


12/31/06          $   5.55        $      1                N/A               6.9%

12/31/05              5.19             -                  N/A               0.0%

05/20/05              5.00             -                  N/A               0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year




12/31/06        4.1%

12/31/05        0.0%


                AUL American Individual Variable Life Unit Trust

                                American Century

                             VP Capital Appreciation

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $          188    $          127                17

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                            23    $         8.58



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

    Dividend income                                               $          -

    Mortality & expense charges                                              -

                                                                  --------------

    Net investment income (loss)                                             -

                                                                  --------------

Gain (loss) on investments:

    Net realized gain (loss)                                                  96

    Realized gain distributions                                              -

    Net change in unrealized appreciation (depreciation)                     (44)

                                                                  --------------

    Net gain (loss)                                                           52

                                                                  --------------


                                                                  --------------

Increase (decrease) in net assets from operations                 $           52

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                       Year ended     Year ended

                                                       12/31/2006     12/31/2005

                                                     ------------   ------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                      $        -     $        -

   Net realized gain (loss)                                    96            989

   Realized gain distributions                                -              -

   Net change in unrealized appreciation

      (depreciation)                                          (44)          (737)

                                                     ------------   ------------

Increase (decrease) in net assets from operations              52            252

                                                     ------------   ------------


Contract owner transactions:

   Proceeds from units sold                                   -              -

   Cost of units redeemed                                    (277)        (5,614)

   Account charges                                              3            (45)

                                                     ------------   ------------

   Increase (decrease)                                       (274)        (5,659)

                                                     ------------   ------------

Net increase (decrease)                                      (222)        (5,407)

Net assets, beginning                                         410          5,817

                                                     ------------   ------------

Net assets, ending                                   $        188   $        410

                                                     ============   ============


Units sold                                                      4            -

Units redeemed                                                (37)          (915)

                                                     ------------   ------------

Net increase (decrease)                                       (33)          (915)

Units outstanding, beginning                                   56            971

                                                     ------------   ------------

Units outstanding, ending                                      23             56

                                                     ============   ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $     76,880

Cost of units redeemed                                                   (72,437)

Account charges                                                          (11,171)

Net investment income (loss)                                               6,797

Net realized gain (loss)                                                      58

Realized gain distributions                                                  -

Net change in unrealized appreciation (depreciation)                          61

                                                                    ------------


                                                                     $       188

                                                                    ============



The accompanying notes are an integral part of the financial statements


                AUL American Individual Variable Life Unit Trust

                                American Century

                             VP Capital Appreciation

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                Net Assets       % of Average

               Unit Value           (000s)         Net Assets       Total Return

               -----------------------------------------------------------------


12/31/06       $     8.58       $        0                N/A              17.2%

12/31/05             7.32              -                  N/A              22.2%

12/31/04             5.99                6                N/A               7.5%

12/31/03             5.57               23                N/A              20.3%

12/31/02             4.63               18                N/A             -21.1%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year




12/31/06              0.0%

12/31/05              0.0%

12/31/04              0.0%

12/31/03              0.0%

12/31/02              0.0%


                AUL American Individual Variable Life Unit Trust

                                American Century

                                VP International

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $    3,834,507    $    2,852,837           378,904

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                       495,936    $         7.73



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $       52,748

   Mortality & expense charges                                               -

                                                                  --------------

   Net investment income (loss)                                           52,748

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                              267,564

   Realized gain distributions                                               -

   Net change in unrealized appreciation (depreciation)                  391,602

                                                                  --------------

   Net gain (loss)                                                       659,166

                                                                  --------------


                                                                  --------------

Increase (decrease) in net assets from operations                 $      711,914

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                       Year ended     Year ended

                                                       12/31/2006     12/31/2005

                                                     ------------   ------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                      $     52,748   $     19,585

   Net realized gain (loss)                               267,564          6,436

   Realized gain distributions                                -              -

   Net change in unrealized appreciation

      (depreciation)                                      391,602        302,938

                                                     ------------   ------------

Increase (decrease) in net assets from operations         711,914        328,959

                                                     ------------   ------------

Contract owner transactions:

   Proceeds from units sold                             1,324,637      1,321,435

   Cost of units redeemed                                (921,817)      (224,148)

   Account charges                                       (184,524)      (123,681)

                                                     ------------   ------------

   Increase (decrease)                                    218,296        973,606

                                                     ------------   ------------

Net increase (decrease)                                   930,210      1,302,565

Net assets, beginning                                   2,904,297      1,601,732

                                                     ------------   ------------

Net assets, ending                                   $  3,834,507   $  2,904,297

                                                     ============   ============


Units sold                                                199,915        238,872

Units redeemed                                           (173,609)       (62,573)

                                                     ------------   ------------

Net increase (decrease)                                    26,306        176,299

Units outstanding, beginning                              469,630        293,331

                                                     ------------   ------------

Units outstanding, ending                                 495,936        469,630

                                                     ============   ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $  5,782,970

Cost of units redeemed                                                (2,363,419)

Account charges                                                         (645,474)

Net investment income (loss)                                             159,427

Net realized gain (loss)                                                 (80,667)

Realized gain distributions                                                  -

Net change in unrealized appreciation (depreciation)                     981,670

                                                                    ------------


                                                                    $  3,834,507

                                                                    ============



The accompanying notes are an integral part of the financial statements


                AUL American Individual Variable Life Unit Trust

                                American Century

                                VP International

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                Net Assets       % of Average

               Unit Value           (000s)         Net Assets       Total Return

               -----------------------------------------------------------------


12/31/06       $     7.73       $    3,835                N/A              25.1%

12/31/05             6.18            2,904                N/A              13.2%

12/31/04             5.46            1,602                N/A              14.9%

12/31/03             4.75            1,049                N/A              24.3%

12/31/02             3.82              637                N/A             -20.3%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year




12/31/06              1.6%

12/31/05              0.9%

12/31/04              0.5%

12/31/03              0.6%

12/31/02              0.7%


                AUL American Individual Variable Life Unit Trust

                                American Century

                               VP Income & Growth

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $    4,445,118    $    3,630,715           515,077

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                       682,027    $         6.52



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

    Dividend income                                               $       54,243

    Mortality & expense charges                                              -

                                                                  --------------

    Net investment income (loss)                                          54,243

                                                                  --------------

Gain (loss) on investments:

    Net realized gain (loss)                                              59,455

    Realized gain distributions                                              -

    Net change in unrealized appreciation (depreciation)                 486,018

                                                                  --------------

    Net gain (loss)                                                      545,473

                                                                  --------------


                                                                  --------------

Increase (decrease) in net assets from operations                 $      599,716

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                       Year ended     Year ended

                                                       12/31/2006     12/31/2005

                                                     ------------   ------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                      $     54,243   $     42,764

   Net realized gain (loss)                                59,455         53,769

   Realized gain distributions                                -              -

   Net change in unrealized appreciation

      (depreciation)                                      486,018         15,695

                                                     ------------   ------------

Increase (decrease) in net assets from operations         599,716        112,228

                                                     ------------   ------------

Contract owner transactions:

   Proceeds from units sold                             1,664,537      1,457,552

   Cost of units redeemed                                (321,262)      (604,913)

   Account charges                                       (245,365)      (174,461)

                                                     ------------   ------------

   Increase (decrease)                                  1,097,910        678,178

                                                     ------------   ------------

Net increase (decrease)                                 1,697,626        790,406

Net assets, beginning                                   2,747,492      1,957,086

                                                     ------------   ------------

Net assets, ending                                   $  4,445,118   $  2,747,492

                                                     ============   ============


Units sold                                                291,124        272,146

Units redeemed                                           (102,683)      (146,432)

                                                     ------------   ------------

Net increase (decrease)                                   188,441        125,714

Units outstanding, beginning                              493,586        367,872

                                                     ------------   ------------

Units outstanding, ending                                 682,027        493,586

                                                     ============   ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $  5,613,825

Cost of units redeemed                                                (1,383,001)

Account charges                                                         (750,856)

Net investment income (loss)                                             136,074

Net realized gain (loss)                                                  14,673

Realized gain distributions                                                  -

Net change in unrealized appreciation (depreciation)                     814,403

                                                                    ------------


                                                                    $  4,445,118

                                                                    ============



The accompanying notes are an integral part of the financial statements


                AUL American Individual Variable Life Unit Trust

                                American Century

                               VP Income & Growth

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                Net Assets       % of Average

               Unit Value           (000s)         Net Assets       Total Return

               -----------------------------------------------------------------


12/31/06       $     6.52       $    4,445                N/A              17.0%

12/31/05             5.57            2,747                N/A               4.7%

12/31/04             5.32            1,957                N/A              13.0%

12/31/03             4.71            1,251                N/A              29.4%

12/31/02             3.64              634                N/A             -19.3%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year




12/31/06              1.5%

12/31/05              1.9%

12/31/04              1.3%

12/31/03              1.0%

12/31/02              1.0%


                AUL American Individual Variable Life Unit Trust

                                American Century

                                    VP Vista

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $    1,546,701    $    1,441,663            98,234

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                       245,975    $         6.29



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $          -

   Mortality & expense charges                                               -

                                                                  --------------

   Net investment income (loss)                                              -

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                               (2,381)

   Realized gain distributions                                                37

   Net change in unrealized appreciation (depreciation)                  105,034

                                                                  --------------

   Net gain (loss)                                                       102,690

                                                                  --------------


                                                                  --------------

Increase (decrease) in net assets from operations                 $      102,690

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                       Year ended     Year ended

                                                       12/31/2006     12/31/2005

                                                     ------------   ------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                      $        -     $        -

   Net realized gain (loss)                                (2,381)           -

   Realized gain distributions                                 37            -

   Net change in unrealized appreciation

      (depreciation)                                      105,034              4

                                                     ------------   ------------

Increase (decrease) in net assets from operations         102,690              4

                                                     ------------   ------------

Contract owner transactions:

   Proceeds from units sold                             1,546,473            145

   Cost of units redeemed                                 (48,677)           -

   Account charges                                        (53,929)            (5)

                                                     ------------   ------------

   Increase (decrease)                                  1,443,867            140

                                                     ------------   ------------

Net increase (decrease)                                 1,546,557            144

Net assets, beginning                                         144            -

                                                     ------------   ------------

Net assets, ending                                   $  1,546,701   $        144

                                                     ============   ============


Units sold                                                265,940             26

Units redeemed                                            (19,990)            (1)

                                                     ------------   ------------

Net increase (decrease)                                   245,950             25

Units outstanding, beginning                                   25            -

                                                     ------------   ------------

Units outstanding, ending                                 245,975             25

                                                     ============   ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $  1,546,618

Cost of units redeemed                                                   (48,677)

Account charges                                                          (53,934)

Net investment income (loss)                                                 -

Net realized gain (loss)                                                  (2,381)

Realized gain distributions                                                   37

Net change in unrealized appreciation (depreciation)                     105,038

                                                                    ------------


                                                                    $  1,546,701

                                                                    ============



The accompanying notes are an integral part of the financial statements


                AUL American Individual Variable Life Unit Trust

                                American Century

                                    VP Vista

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                Net Assets       % of Average

               Unit Value           (000s)         Net Assets       Total Return

               -----------------------------------------------------------------


12/31/06       $     6.29       $    1,547                N/A               9.0%

12/31/05             5.77              -                  N/A              15.4%

04/20/05             5.00              -                  N/A               0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 from commencement date. A zero ratio indicates no gross income has been received during the year




12/31/06              0.0%

12/31/05              0.0%


                AUL American Individual Variable Life Unit Trust

                                American Century

                                    VP Ultra

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


Net assets                    $       11,418    $       10,673             1,137

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                         2,131    $         5.36



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $          -

   Mortality & expense charges                                               -

                                                                  --------------

   Net investment income (loss)                                              -

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                                 (244)

   Realized gain distributions                                               -

   Net change in unrealized appreciation (depreciation)                      745

                                                                  --------------

   Net gain (loss)                                                           501

                                                                  --------------


                                                                  --------------

Increase (decrease) in net assets from operations                 $          501

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                       Year ended     Year ended

                                                       12/31/2006     12/31/2005

                                                     ------------   ------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                         $     -        $     -

   Net realized gain (loss)                                  (244)           -

   Realized gain distributions                                -              -

   Net change in unrealized appreciation

      (depreciation)                                          745            -

                                                        ---------      ---------

Increase (decrease) in net assets from operations             501            -

                                                        ---------      ---------

Contract owner transactions:

   Proceeds from units sold                                25,939            -

   Cost of units redeemed                                 (14,688)           -

   Account charges                                           (334)           -

                                                        ---------      ---------

   Increase (decrease)                                     10,917            -

                                                        ---------      ---------

Net increase (decrease)                                    11,418            -

Net assets, beginning                                         -              -

                                                        ---------      ---------

Net assets, ending                                      $  11,418      $     -

                                                        =========      =========


Units sold                                                  5,149            -

Units redeemed                                             (3,018)           -

                                                        ---------      ---------

Net increase (decrease)                                     2,131            -

Units outstanding, beginning                                  -              -

                                                        ---------      ---------

Units outstanding, ending                                   2,131            -

                                                        =========      =========



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $     25,939

Cost of units redeemed                                                   (14,688)

Account charges                                                             (334)

Net investment income (loss)                                                 -

Net realized gain (loss)                                                    (244)

Realized gain distributions                                                  -

Net change in unrealized appreciation (depreciation)                         745

                                                                    ------------

                                                                    $     11,418

                                                                    ============



The accompanying notes are an integral part of the financial statements


                AUL American Individual Variable Life Unit Trust

                                American Century

                                    VP Ultra

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                Net Assets       % of Average

               Unit Value           (000s)         Net Assets       Total Return

               -----------------------------------------------------------------


12/31/06       $     5.36       $       11                N/A              -3.3%

12/31/05             5.54              -                  N/A               0.0%

04/20/05             5.00              -                  N/A               0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year




12/31/06              0.0%

12/31/05              0.0%


                AUL American Individual Variable Life Unit Trust

                                      Alger

                                 American Growth

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $    8,189,413    $    6,607,958           198,650

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                     1,148,495    $         7.13



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $       10,082

   Mortality & expense charges                                               -

                                                                  --------------

   Net investment income (loss)                                           10,082

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                             (180,091)

   Realized gain distributions                                               -

   Net change in unrealized appreciation (depreciation)                  566,662

                                                                  --------------

   Net gain (loss)                                                       386,571

                                                                  --------------


                                                                  --------------

Increase (decrease) in net assets from operations                 $      396,653

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                       Year ended     Year ended

                                                       12/31/2006     12/31/2005

                                                     ------------   ------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                      $     10,082   $     18,410

   Net realized gain (loss)                              (180,091)      (381,271)

   Realized gain distributions                                -              -

   Net change in unrealized appreciation

      (depreciation)                                      566,662      1,284,094

                                                     ------------   ------------

Increase (decrease) in net assets from operations         396,653        921,233

                                                     ------------   ------------

Contract owner transactions:

   Proceeds from units sold                             1,233,389      1,231,858

   Cost of units redeemed                              (1,376,745)    (1,169,935)

   Account charges                                       (532,090)      (561,946)

                                                     ------------   ------------

   Increase (decrease)                                   (675,446)      (500,023)

                                                     ------------   ------------

Net increase (decrease)                                  (278,793)       421,210

Net assets, beginning                                   8,468,206      8,046,996

                                                     ------------   ------------

Net assets, ending                                   $  8,189,413   $  8,468,206

                                                     ============   ============


Units sold                                                186,471        199,361

Units redeemed                                           (286,723)      (280,038)

                                                     ------------   ------------

Net increase (decrease)                                  (100,252)       (80,677)

                                                     ------------   ------------

Units outstanding, beginning                            1,248,747      1,329,424

                                                     ------------   ------------

Units outstanding, ending                               1,148,495      1,248,747

                                                     ============   ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $ 20,194,318

Cost of units redeemed                                                (7,583,961)

Account charges                                                       (4,265,958)

Net investment income (loss)                                           1,582,215

Net realized gain (loss)                                              (3,318,656)

Realized gain distributions                                                  -

Net change in unrealized appreciation (depreciation)                   1,581,455

                                                                    ------------


                                                                     $ 8,189,413

                                                                    ============



The accompanying notes are an integral part of the financial statements


                AUL American Individual Variable Life Unit Trust

                                      Alger

                                 American Growth

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                Net Assets       % of Average

               Unit Value           (000s)         Net Assets       Total Return

               -----------------------------------------------------------------


12/31/06       $     7.13       $    8,189                N/A               5.2%

12/31/05             6.78            8,468                N/A              12.1%

12/31/04             6.05            8,047                N/A               5.4%

12/31/03             5.74            7,554                N/A              35.1%

12/31/02             4.25            5,250                N/A             -33.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year




12/31/06              0.1%

12/31/05              0.2%

12/31/04              0.0%

12/31/03              0.0%

12/31/02              0.0%


                AUL American Individual Variable Life Unit Trust

                                      Alger

                               American Small Cap

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $    2,038,912    $    1,472,052            71,740

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                       443,769    $         4.59



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $          -

   Mortality & expense charges                                               -

                                                                  --------------

   Net investment income (loss)                                              -

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                              373,979

   Realized gain distributions                                               -

   Net change in unrealized appreciation (depreciation)                  (13,931)

                                                                  --------------

   Net gain (loss)                                                       360,048

                                                                  --------------


                                                                  --------------

Increase (decrease) in net assets from operations                 $      360,048

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                       Year ended     Year ended

                                                       12/31/2006     12/31/2005

                                                     ------------   ------------



Increase (decrease) in net assets from operations:

   Net investment income (loss)                      $        -     $        -

   Net realized gain (loss)                               373,979         57,680

   Realized gain distributions                                -              -

   Net change in unrealized appreciation

      (depreciation)                                      (13,931)       209,915

                                                     ------------   ------------

Increase (decrease) in net assets from operations         360,048        267,595

                                                     ------------   ------------

Contract owner transactions:

   Proceeds from units sold                               646,569        594,427

   Cost of units redeemed                                (842,813)      (258,456)

   Account charges                                       (107,450)       (94,134)

                                                     ------------   ------------

   Increase (decrease)                                   (303,694)       241,837

                                                     ------------   ------------

Net increase (decrease)                                    56,354        509,432

Net assets, beginning                                   1,982,558      1,473,126

                                                     ------------   ------------

Net assets, ending                                   $  2,038,912   $  1,982,558

                                                     ============   ============


Units sold                                                161,051        174,570

Units redeemed                                           (235,162)      (106,455)

Net increase (decrease)                                   (74,111)        68,115

Units outstanding, beginning                              517,880        449,765

                                                     ------------   ------------

Units outstanding, ending                                 443,769        517,880

                                                     ============   ============




--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $  3,386,335

Cost of units redeemed                                                (1,804,922)

Account charges                                                         (408,565)

Net investment income (loss)                                                 127

Net realized gain (loss)                                                 299,077

Realized gain distributions                                                  -

Net change in unrealized appreciation (depreciation)                     566,860

                                                                    ------------


                                                                    $  2,038,912

                                                                    ============



The accompanying notes are an integral part of the financial statements


                AUL American Individual Variable Life Unit Trust

                                      Alger

                               American Small Cap

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                Net Assets       % of Average

               Unit Value           (000s)         Net Assets       Total Return

               -----------------------------------------------------------------


12/31/06       $     4.59       $    2,039                N/A              20.0%

12/31/05             3.83            1,983                N/A              16.8%

12/31/04             3.28            1,473                N/A              16.7%

12/31/03             2.81            1,014                N/A              42.6%

12/31/02             1.97              426                N/A             -26.5%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year




12/31/06              0.0%

12/31/05              0.0%

12/31/04              0.0%

12/31/03              0.0%

12/31/02              0.0%


                AUL American Individual Variable Life Unit Trust

                                  T. Rowe Price

                                  Equity Income

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $    9,581,589    $    8,751,261           385,731

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                     1,033,348    $         9.27




--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $      248,365

   Mortality & expense charges                                               -

                                                                  --------------

   Net investment income (loss)                                          248,365

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                               18,734

   Realized gain distributions                                           134,334

   Net change in unrealized appreciation (depreciation)                1,082,448

                                                                  --------------

   Net gain (loss)                                                     1,235,516

                                                                  --------------


                                                                  --------------

Increase (decrease) in net assets from operations                 $    1,483,881

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                       Year ended     Year ended

                                                       12/31/2006     12/31/2005

                                                     ------------   ------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                      $    248,365   $    112,081

   Net realized gain (loss)                                18,734      1,080,131

   Realized gain distributions                            134,334        351,600

   Net change in unrealized appreciation

      (depreciation)                                    1,082,448     (1,254,174)

                                                     ------------   ------------

Increase (decrease) in net assets from operations       1,483,881        289,638

                                                     ------------   ------------

Contract owner transactions:

   Proceeds from units sold                             2,038,362      2,373,849

   Cost of units redeemed                              (1,123,393)      (970,890)

   Account charges                                       (506,829)      (450,587)

                                                     ------------   ------------

   Increase (decrease)                                    408,140        952,372

                                                     ------------   ------------

Net increase (decrease)                                 1,892,021      1,242,010

Net assets, beginning                                   7,689,568      6,447,558

                                                     ------------   ------------

Net assets, ending                                   $  9,581,589   $  7,689,568

                                                     ============   ============


Units sold                                                273,860        315,022

Units redeemed                                           (227,115)      (188,113)

                                                     ------------   ------------

Net increase (decrease)                                    46,745        126,909

Units outstanding, beginning                              986,603        859,694

                                                     ------------   ------------

Units outstanding, ending                               1,033,348        986,603

                                                     ============   ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $ 13,279,322

Cost of units redeemed                                                (4,694,562)

Account charges                                                       (2,218,130)

Net investment income (loss)                                             729,429

Net realized gain (loss)                                               1,032,858

Realized gain distributions                                              622,344

Net change in unrealized appreciation (depreciation)                     830,328

                                                                    ------------

                                                                    $  9,581,589

                                                                    ============



The accompanying notes are an integral part of the financial statements


                AUL American Individual Variable Life Unit Trust

                                  T. Rowe Price

                                  Equity Income

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                Net Assets       % of Average

               Unit Value           (000s)         Net Assets       Total Return

               -----------------------------------------------------------------


12/31/06       $     9.27       $    9,582                N/A              19.0%

12/31/05             7.79            7,690                N/A               3.9%

12/31/04             7.50            6,448                N/A              14.9%

12/31/03             6.53            4,684                N/A              25.6%

12/31/02             5.20            2,735                N/A             -13.2%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year




12/31/06              2.9%

12/31/05              2.0%

12/31/04              1.6%

12/31/03              1.7%

12/31/02              1.7%


                AUL American Individual Variable Life Unit Trust

                                  T. Rowe Price

                                Limited-Term Bond

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $    2,083,442    $    2,120,038           425,978

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                       302,156    $         6.90



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $       81,748

   Mortality & expense charges                                               -

                                                                  --------------

   Net investment income (loss)                                           81,748

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                              (13,577)

   Realized gain distributions                                               -

   Net change in unrealized appreciation (depreciation)                   13,789

                                                                  --------------

   Net gain (loss)                                                           212

                                                                  --------------


                                                                  --------------

Increase (decrease) in net assets from operations                 $       81,960

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                       Year ended     Year ended

                                                       12/31/2006     12/31/2005

                                                     ------------   ------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                      $     81,748   $     77,228

   Net realized gain (loss)                               (13,577)       (27,576)

   Realized gain distributions                                -              -

   Net change in unrealized appreciation

      (depreciation)                                       13,789        (11,400)

                                                     ------------   ------------

Increase (decrease) in net assets from operations          81,960         38,252

                                                     ------------   ------------

Contract owner transactions:

   Proceeds from units sold                               309,328        962,858

   Cost of units redeemed                                (221,246)    (1,040,421)

   Account charges                                        (95,988)      (115,048)

                                                     ------------   ------------

   Increase (decrease)                                     (7,906)      (192,611)

                                                     ------------   ------------

Net increase (decrease)                                    74,054       (154,359)

Net assets, beginning                                   2,009,388      2,163,747

                                                     ------------   ------------

Net assets, ending                                   $  2,083,442   $  2,009,388

                                                     ============   ============


Units sold                                                 75,444        147,469

Units redeemed                                            (76,507)      (176,532)

                                                     ------------   ------------

Net increase (decrease)                                    (1,063)       (29,063)

Units outstanding, beginning                              303,219        332,282

                                                     ------------   ------------

Units outstanding, ending                                 302,156        303,219

                                                     ============   ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $  5,135,760

Cost of units redeemed                                                (2,848,690)

Account charges                                                         (433,382)

Net investment income (loss)                                             308,830

Net realized gain (loss)                                                 (42,480)

Realized gain distributions                                                  -

Net change in unrealized appreciation (depreciation)                     (36,596)

                                                                    ------------


                                                                    $  2,083,442

                                                                    ============



The accompanying notes are an integral part of the financial statements


                AUL American Individual Variable Life Unit Trust

                                  T. Rowe Price

                                Limited-Term Bond

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                Net Assets       % of Average

               Unit Value           (000s)         Net Assets       Total Return

               -----------------------------------------------------------------


12/31/06       $     6.90       $    2,083                N/A               4.0%

12/31/05             6.63            2,009                N/A               1.8%

12/31/04             6.51            2,164                N/A               1.1%

12/31/03             6.44            1,710                N/A               4.5%

12/31/02             6.16              835                N/A               5.1%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year




12/31/06              4.0%

12/31/05              2.2%

12/31/04              3.2%

12/31/03              3.9%

12/31/02              4.2%


                AUL American Individual Variable Life Unit Trust

                                  T. Rowe Price

                                 Mid-Cap Growth

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $    3,121,864    $    2,747,103           130,715

                              ==============    ==============    ==============


                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                       395,639    $         7.89



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $          -

   Mortality & expense charges                                               -

                                                                  --------------

   Net investment income (loss)                                              -

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                              301,240

   Realized gain distributions                                           374,762

   Net change in unrealized appreciation (depreciation)                 (464,506)

                                                                  --------------

   Net gain (loss)                                                       211,496

                                                                  --------------


                                                                  --------------

Increase (decrease) in net assets from operations                 $      211,496

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                       Year ended     Year ended

                                                       12/31/2006     12/31/2005

                                                     ------------   ------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                      $        -     $        -

   Net realized gain (loss)                               301,240        106,220

   Realized gain distributions                            374,762        181,150

   Net change in unrealized appreciation

      (depreciation)                                     (464,506)       137,441

                                                     ------------   ------------

Increase (decrease) in net assets from operations         211,496        424,811

                                                     ------------   ------------

Contract owner transactions:

   Proceeds from units sold                               516,208        557,230

   Cost of units redeemed                                (666,057)      (453,730)

   Account charges                                       (167,520)      (163,008)

                                                     ------------   ------------

   Increase (decrease)                                   (317,369)       (59,508)

                                                     ------------   ------------

Net increase (decrease)                                  (105,873)       365,303

Net assets, beginning                                   3,227,737      2,862,434

                                                     ------------   ------------

Net assets, ending                                   $  3,121,864   $  3,227,737

                                                     ============   ============


Units sold                                                110,652         85,232

Units redeemed                                           (151,232)       (92,863)

                                                     ------------   ------------

Net increase (decrease)                                   (40,580)        (7,631)

Units outstanding, beginning                              436,219        443,850

                                                     ------------   ------------

Units outstanding, ending                                 395,639        436,219

                                                     ============   ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $  4,359,436

Cost of units redeemed                                                (1,900,211)

Account charges                                                         (693,854)

Net investment income (loss)                                               1,264

Net realized gain (loss)                                                 424,556

Realized gain distributions                                              555,912

Net change in unrealized appreciation (depreciation)                     374,761

                                                                    ------------


                                                                    $   3,121,864

                                                                    ============



The accompanying notes are an integral part of the financial statements


                AUL American Individual Variable Life Unit Trust

                                  T. Rowe Price

                                 Mid-Cap Growth

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                Net Assets       % of Average

               Unit Value           (000s)         Net Assets       Total Return

               -----------------------------------------------------------------


12/31/06       $     7.89       $    3,122                N/A               6.6%

12/31/05             7.40            3,228                N/A              14.7%

12/31/04             6.45            2,862                N/A              18.3%

12/31/03             5.45            1,844                N/A              38.3%

12/31/02             3.94              859                N/A             -21.2%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year




12/31/06              0.0%

12/31/05              0.0%

12/31/04              0.0%

12/31/03              0.0%

12/31/02              0.0%


                AUL American Individual Variable Life Unit Trust

                                  T. Rowe Price

                                Blue Chip Growth

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $      201,628    $      196,311            19,148


                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                        32,342    $         6.23



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $          573

   Mortality & expense charges                                               -

                                                                  --------------

   Net investment income (loss)                                              573

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                                  194

   Realized gain distributions                                               -

   Net change in unrealized appreciation (depreciation)                    4,533

                                                                  --------------

   Net gain (loss)                                                         4,727

                                                                  --------------


                                                                  --------------

Increase (decrease) in net assets from operations                 $        5,300

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                       Year ended     Year ended

                                                       12/31/2006     12/31/2005

                                                     ------------   ------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                      $        573   $         15

   Net realized gain (loss)                                   194              8

   Realized gain distributions                                -              -

   Net change in unrealized appreciation

      (depreciation)                                        4,533            784

                                                     ------------   ------------

Increase (decrease) in net assets from operations           5,300            807

                                                     ------------   ------------

Contract owner transactions:

   Proceeds from units sold                               183,931         14,371

   Cost of units redeemed                                    (133)           -

   Account charges                                         (2,477)          (171)

                                                     ------------   ------------

   Increase (decrease)                                    181,321         14,200

                                                     ------------   ------------

Net increase (decrease)                                   186,621         15,007

Net assets, beginning                                      15,007            -

                                                     ------------   ------------

Net assets, ending                                   $    201,628   $     15,007

                                                     ============   ============


Units sold                                                 30,150          2,671

Units redeemed                                               (448)           (31)

                                                     ------------   ------------

Net increase (decrease)                                    29,702          2,640

Units outstanding, beginning                                2,640            -

                                                     ------------   ------------

Units outstanding, ending                                  32,342          2,640

                                                     ============   ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $    198,302

Cost of units redeemed                                                      (133)

Account charges                                                           (2,648)

Net investment income (loss)                                                 588

Net realized gain (loss)                                                     202

Realized gain distributions                                                  -

Net change in unrealized appreciation (depreciation)                       5,317

                                                                    ------------


                                                                    $    201,628

                                                                    ============



The accompanying notes are an integral part of the financial statements


                AUL American Individual Variable Life Unit Trust

                                  T. Rowe Price

                                Blue Chip Growth

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                Net Assets       % of Average

               Unit Value           (000s)         Net Assets       Total Return

               -----------------------------------------------------------------


12/31/06       $     6.23       $      202                N/A               9.8%

12/31/05             5.68               15                N/A              13.6%

04/20/05             5.00              -                  N/A               0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year




12/31/06              0.5%

12/31/05              0.2%


                AUL American Individual Variable Life Unit Trust

                                      Janus

                                Worldwide Growth

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $    4,844,691    $    3,741,266           149,209

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                       808,441    $         5.99



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $       78,544

   Mortality & expense charges                                               -

                                                                  --------------

   Net investment income (loss)                                           78,544

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                              (67,313)

   Realized gain distributions                                               -

   Net change in unrealized appreciation (depreciation)                  754,293

                                                                  --------------

   Net gain (loss)                                                       686,980

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $      765,524

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                      Year ended      Year ended

                                                      12/31/2006      12/31/2005

                                                    ------------  --------------


Increase (decrease) in net assets from operations:

  Net investment income (loss)                      $     78,544  $       58,883

  Net realized gain (loss)                               (67,313)       (104,516)

  Realized gain distributions                                -               -

  Net change in unrealized appreciation

     (depreciation)                                      754,293         291,270

                                                    ------------  --------------

Increase (decrease) in net assets from operations        765,524         245,637

                                                    ------------  --------------


Contract owner transactions:

  Proceeds from units sold                               654,323         751,105

  Cost of units redeemed                                (715,369)       (606,028)

  Account Charges                                       (294,949)       (303,274)

                                                    ------------  --------------

  Increase (decrease)                                   (355,995)       (158,197)

                                                    ------------  --------------

Net increase (decrease)                                  409,529          87,440

Net assets, beginning                                  4,435,162       4,347,722

                                                    ------------  --------------

Net assets, ending                                  $  4,844,691  $    4,435,162

                                                    ============  ==============


Units sold                                               127,050         157,405

Units redeemed                                          (193,433)       (190,453)

                                                    ------------  --------------

Net increase (decrease)                                  (66,383)        (33,048)

Units outstanding, beginning                             874,824         907,872

                                                    ------------  --------------

Units outstanding, ending                                808,441         874,824

                                                    ============  ==============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $ 11,802,706

Cost of units redeemed                                                (4,930,825)

Account Charges                                                       (2,081,833)

Net investment income (loss)                                             382,090

Net realized gain (loss)                                              (1,430,872)

Realized gain distributions                                                  -

Net change in unrealized appreciation (depreciation)                   1,103,425

                                                                    ------------


                                                                    $  4,844,691

                                                                    ============



The accompanying notes are an integral part of the financial statements


                AUL American Individual Variable Life Unit Trust

                                      Janus

                                Worldwide Growth

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                 Net Assets      % of Average

                 Unit Value          (000s)        Net Assets       Total Return

                 ---------------------------------------------------------------


12/31/06            $  5.99         $ 4,845               N/A              18.2%

12/31/05               5.07           4,435               N/A               5.8%

12/31/04               4.79           4,348               N/A               4.8%

12/31/03               4.57           3,972               N/A              23.8%

12/31/02               3.69           2,705               N/A             -25.5%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06        1.7%

12/31/05        1.4%

12/31/04        1.1%

12/31/03        1.2%

12/31/02        1.0%


                AUL American Individual Variable Life Unit Trust

                                      Janus

                                 Flexible Income

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------



                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $    4,043,920    $    4,285,247           359,722

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                       543,258    $         7.44



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $      182,469

   Mortality & expense charges                                               -

                                                                  --------------

   Net investment income (loss)                                          182,469

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                              (11,602)

   Realized gain distributions                                             7,160

   Net change in unrealized appreciation (depreciation)                  (20,009)

                                                                  --------------

   Net gain (loss)                                                       (24,451)

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $      158,018

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                      Year ended      Year ended

                                                      12/31/2006      12/31/2005

                                                    ------------  --------------


Increase (decrease) in net assets from operations:

  Net investment income (loss)                      $    182,469  $      153,058

  Net realized gain (loss)                               (11,602)        (14,201)

  Realized gain distributions                              7,160          84,943

  Net change in unrealized appreciation

     (depreciation)                                      (20,009)       (169,199)

                                                    ------------  --------------

Increase (decrease) in net assets from operations        158,018          54,601

                                                    ------------  --------------


Contract owner transactions:

  Proceeds from units sold                             1,540,281         986,528

  Cost of units redeemed                                (268,144)       (493,824)

  Account Charges                                       (189,961)       (157,478)

                                                    ------------  --------------

  Increase (decrease)                                  1,082,176         335,226

                                                    ------------  --------------

Net increase (decrease)                                1,240,194         389,827

Net assets, beginning                                  2,803,726       2,413,899

                                                    ------------  --------------

Net assets, ending                                  $   4,043,920 $    2,803,726

                                                    ============  ==============


Units sold                                               217,565         139,829

Units redeemed                                           (66,839)        (92,020)

                                                    ------------  --------------

Net increase (decrease)                                  150,726          47,809

Units outstanding, beginning                             392,532         344,723

                                                    ------------  --------------

Units outstanding, ending                                543,258         392,532

                                                    ============  ==============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $  6,321,140

Cost of units redeemed                                                (2,104,129)

Account Charges                                                         (703,876)

Net investment income (loss)                                             641,412

Net realized gain (loss)                                                  22,641

Realized gain distributions                                              108,059

Net change in unrealized appreciation (depreciation)                    (241,327)

                                                                    -----------


                                                                    $  4,043,920

                                                                    ============



The accompanying notes are an integral part of the financial statements


                AUL American Individual Variable Life Unit Trust

                                      Janus

                                 Flexible Income

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                 Net Assets      % of Average

                 Unit Value          (000s)        Net Assets       Total Return

                 ---------------------------------------------------------------


12/31/06            $  7.44        $ 4,044                N/A               4.3%

12/31/05               7.14          2,804                N/A               2.0%

12/31/04               7.00          2,414                N/A               3.9%

12/31/03               6.74          1,919                N/A               6.5%

12/31/02               6.33          1,267                N/A              10.5%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06        5.3%

12/31/05        5.7%

12/31/04        6.1%

12/31/03        5.3%

12/31/02        5.1%


                AUL American Individual Variable Life Unit Trust

                                     Pioneer

                                  VCT Portfolio

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------



                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $      733,268    $      613,934            29,560

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                       149,255    $         4.91



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $        8,658

   Mortality & expense charges                                               -

                                                                  --------------

   Net investment income (loss)                                            8,658

                                                                  --------------

   Net realized gain (loss)                                                6,245

   Realized gain distributions                                               -

   Net change in unrealized appreciation (depreciation)                   83,257

                                                                  --------------

   Net gain (loss)                                                        89,502

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $       98,160

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                      Year ended      Year ended

                                                      12/31/2006      12/31/2005

                                                    ------------  --------------


Increase (decrease) in net assets from operations:

  Net investment income (loss)                      $      8,658  $        7,340

  Net realized gain (loss)                                 6,245             871

  Realized gain distributions                                -               -

  Net change in unrealized appreciation

     (depreciation)                                       83,257          24,271

                                                    ------------  --------------

Increase (decrease) in net assets from operations         98,160          32,482

                                                    ------------  --------------


Contract owner transactions:

  Proceeds from units sold                               143,581          93,412

  Cost of units redeemed                                 (39,792)        (49,750)

  Account Charges                                        (41,875)        (40,281)

                                                    ------------  --------------

  Increase (decrease)                                     61,914           3,381

                                                    ------------  --------------

Net increase (decrease)                                  160,074          35,863

Net assets, beginning                                    573,194         537,331

                                                    ------------  --------------

Net assets, ending                                  $    733,268  $      573,194

                                                    ============  ==============


Units sold                                                32,500          23,300

Units redeemed                                           (19,318)        (22,667)

                                                    ------------  --------------

Net increase (decrease)                                   13,182             633

Units outstanding, beginning                             136,073         135,440

                                                    ------------  --------------

Units outstanding, ending                                149,255         136,073

                                                    ============  ==============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $  1,468,861

Cost of units redeemed                                                  (512,712)

Account charges                                                         (265,466)

Net investment income (loss)                                              37,921

Net realized gain (loss)                                                (114,670)

Realized gain distributions                                                  -

Net change in unrealized appreciation (depreciation)                      11,334

                                                                    ------------


                                                                    $    733,268

                                                                    ============



The accompanying notes are an integral part of the financial statements


                AUL American Individual Variable Life Unit Trust

                                     Pioneer

                                  VCT Portfolio

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                 Net Assets      % of Average

                 Unit Value          (000s)        Net Assets       Total Return

                 ---------------------------------------------------------------


12/31/06            $  4.91           $ 733               N/A              16.7%

12/31/05               4.21             573               N/A               6.0%

12/20/04               3.97             537               N/A               7.9%

12/20/03               3.68             448               N/A              24.7%

12/20/02               2.95             292               N/A             -25.9%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06        1.3%

12/31/05        1.3%

12/31/04        1.2%

12/31/03        1.1%

12/31/02        0.9%


                AUL American Individual Variable Life Unit Trust

                                     Pioneer

                              Growth Opportunities

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------



                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $    2,339,184    $    2,059,567            87,342

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                       296,271    $         7.89



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $          -

   Mortality & expense charges                                               -

                                                                  --------------

   Net investment income (loss)                                              -

                                                                  --------------

   Net realized gain (loss)                                               53,505

   Realized gain distributions                                               -

   Net change in unrealized appreciation (depreciation)                   74,487

                                                                  --------------

   Net gain (loss)                                                       127,992

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $      127,992

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                      Year ended      Year ended

                                                      12/31/2006      12/31/2005

                                                    ------------  --------------


Increase (decrease) in net assets from operations:

  Net investment income (loss)                      $        -    $          -

  Net realized gain (loss)                                53,505           8,200

  Realized gain distributions                                -               -

  Net change in unrealized appreciation

     (depreciation)                                       74,487         144,819

                                                    ------------  --------------

Increase (decrease) in net assets from operations        127,992         153,019

                                                    ------------  --------------


Contract owner transactions:

  Proceeds from units sold                               534,354         490,705

  Cost of units redeemed                                (542,948)       (301,782)

  Account Charges                                       (135,736)       (140,065)

                                                    ------------  --------------

  Increase (decrease)                                   (144,330)         48,858

                                                    ------------  --------------

Net increase (decrease)                                  (16,338)        201,877

Net assets, beginning                                  2,355,522       2,153,645

                                                    ------------  --------------

Net assets, ending                                  $  2,339,184  $    2,355,522

                                                    ============  ==============


Units sold                                                86,281          71,055

Units redeemed                                          (105,076)        (63,304)

                                                    ------------  --------------

Net increase (decrease)                                  (18,795)          7,751

Units outstanding, beginning                             315,066         307,315

                                                    ------------  --------------

Units outstanding, ending                                296,271         315,066

                                                    ============  ==============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $  4,189,519

Cost of units redeemed                                                (1,886,024)

Account Charges                                                         (713,597)

Net investment income (loss)                                              79,300

Net realized gain (loss)                                                 386,888

Realized gain distributions                                                3,481

Net change in unrealized appreciation (depreciation)                     279,617

                                                                    ------------


                                                                    $  2,339,184

                                                                    ============



The accompanying notes are an integral part of the financial statements


                AUL American Individual Variable Life Unit Trust

                                     Pioneer

                              Growth Opportunities

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                 Net Assets      % of Average

                 Unit Value          (000s)        Net Assets       Total Return

                 ---------------------------------------------------------------


12/31/06            $  7.89         $ 2,339               N/A               5.5%

12/31/05               7.48           2,356               N/A               6.7%

12/31/04               7.01           2,154               N/A              22.3%

12/31/03               5.73           1,472               N/A              42.9%

12/31/02               4.01             834               N/A             -37.6%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06        0.0%

12/31/05        0.0%

12/31/04        0.0%

12/31/03        0.0%

12/31/02        0.0%


                AUL American Individual Variable Life Unit Trust

                                   Old Mutual

                                    Growth II

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------



                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $      391,993    $      367,823            31,320

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                       149,754    $         2.62



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $          -

   Mortality & expense charges                                               -

                                                                  --------------

   Net investment income (loss)                                              -

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                                3,249

   Realized gain distributions                                               -

   Net change in unrealized appreciation (depreciation)                   25,622

                                                                  --------------

   Net gain (loss)                                                        28,871

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $       28,871

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                      Year ended      Year ended

                                                      12/31/2006      12/31/2005

                                                    ------------  --------------


Increase (decrease) in net assets from operations:

  Net investment income (loss)                      $        -    $          -

  Net realized gain (loss)                                 3,249          93,476

  Realized gain distributions                                -               -

  Net change in unrealized appreciation

     (depreciation)                                       25,622         (49,717)

                                                    ------------  --------------

Increase (decrease) in net assets from operations         28,871          43,759

                                                    ------------  --------------


Contract owner transactions:

  Proceeds from units sold                                54,164          96,421

  Cost of units redeemed                                (123,519)        (45,696)

  Account Charges                                        (24,744)        (25,870)

                                                    ------------  --------------

  Increase (decrease)                                    (94,099)         24,855

                                                    ------------  --------------

Net increase (decrease)                                  (65,228)         68,614

Net assets, beginning                                    457,221         388,607

                                                    ------------  --------------

Net assets, ending                                  $    391,993  $      457,221

                                                    ============  ==============


Units sold                                                24,114          42,129

Units redeemed                                           (61,606)        (32,101)

                                                    ------------  --------------

Net increase (decrease)                                  (37,492)         10,028

Units outstanding, beginning                             187,246         177,218

                                                    ------------  --------------

Units outstanding, ending                                149,754         187,246

                                                    ============  ==============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $  1,129,999

Cost of units redeemed                                                  (506,769)

Account Charges                                                         (169,852)

Net investment income (loss)                                                 720

Net realized gain (loss)                                                 (86,275)

Realized gain distributions                                                  -

Net change in unrealized appreciation (depreciation)                      24,170

                                                                    ------------


                                                                    $    391,993

                                                                    ============



The accompanying notes are an integral part of the financial statements


                AUL American Individual Variable Life Unit Trust

                                   Old Mutual

                                    Growth II

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                 Net Assets      % of Average

                 Unit Value          (000s)        Net Assets       Total Return

                 ---------------------------------------------------------------


12/31/06            $  2.62         $   392               N/A               7.3%

12/31/05               2.44             457               N/A              11.4%

12/20/04               2.19             389               N/A               6.3%

12/20/03               2.06             307               N/A              25.6%

12/20/02               1.64             191               N/A             -30.2%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06        0.0%

12/31/05        0.0%

12/31/04        0.0%

12/31/03        0.0%

12/31/02        0.0%


                AUL American Individual Variable Life Unit Trust

                                   Old Mutual

                           Technology & Communication

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $      723,386    $      690,420           270,882

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                       688,173    $         1.05



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

  Dividend income                                                 $          -

  Mortality & expense charges                                                -

                                                                  --------------

  Net investment income (loss)                                               -

                                                                  --------------

Gain (loss) on investments:

  Net realized gain (loss)                                                 1,107

  Realized gain distributions                                                -

  Net change in unrealized appreciation (depreciation)                    33,009

                                                                  --------------

  Net gain (loss)                                                         34,116

                                                                  --------------


                                                                  --------------

Increase (decrease) in net assets from operations                 $       34,116

                                                                  ==============



The accompanying notes are an integral part of the financial statements


--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                      Year ended      Year ended

                                                      12/31/2006      12/31/2005

                                                    ------------    ------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $        -      $       -

   Net realized gain (loss)                                1,107         185,425

   Realized gain distributions                               -              -

   Net change in unrealized appreciation

      (depreciation)                                      33,009        (121,372)

                                                    ------------    ------------

Increase (decrease) in net assets from operations         34,116          64,053

                                                    ------------    ------------

Contract owner transactions:

   Proceeds from units sold                              124,545         144,253

   Cost of units redeemed                               (108,867)       (128,550)

   Account charges                                       (52,965)        (53,264)

                                                    ------------    ------------

   Increase (decrease)                                   (37,287)        (37,561)

                                                    ------------    ------------

Net increase (decrease)                                   (3,171)         26,492

Net assets, beginning                                    726,557         700,065

                                                    ------------    ------------

Net assets, ending                                  $    723,386    $    726,557

                                                    ============    ============


Units sold                                               125,674         161,987

Units redeemed                                          (161,207)       (204,730)

                                                    ------------    ------------

Net increase (decrease)                                  (35,533)        (42,743)

Units outstanding, beginning                             723,706         766,449

                                                    ------------    ------------

Units outstanding, ending                                688,173         723,706

                                                    ============    ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $  2,481,872

Cost of units redeemed                                                  (887,350)

Account charges                                                         (384,433)

Net investment income (loss)                                             271,263

Net realized gain (loss)                                                (790,932)

Realized gain distributions                                                  -

Net change in unrealized appreciation (depreciation)                      32,966

                                                                    ------------


                                                                    $    723,386

                                                                    ============



                AUL American Individual Variable Life Unit Trust

                                   Old Mutual

                           Technology & Communication

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                 Net Assets      % of Average

                 Unit Value          (000s)        Net Assets       Total Return

                 ---------------------------------------------------------------


12/31/06         $     1.05      $     723                N/A               5.1%

12/31/05               1.00            727                N/A               9.9%

12/31/04               0.91            700                N/A               5.8%

12/31/03               0.86            652                N/A              45.8%

12/31/02               0.59            344                N/A             -53.9%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year




12/31/06            0.0%

12/31/05            0.0%

12/31/04            0.0%

12/31/03            0.0%

12/31/02            0.0%


                AUL American Individual Variable Life Unit Trust

                                   Old Mutual

                                  Mid-Cap Value

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $      565,553    $      546,496            32,212

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                        61,994    $         9.12



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

  Dividend income                                                 $        1,322

  Mortality & expense charges                                                -

                                                                  --------------

  Net investment income (loss)                                             1,322

                                                                  --------------

Gain (loss) on investments:

  Net realized gain (loss)                                                (2,304)

  Realized gain distributions                                             24,811

  Net change in unrealized appreciation (depreciation)                    18,633

                                                                  --------------

  Net gain (loss)                                                         41,140

                                                                  --------------


                                                                  --------------

Increase (decrease) in net assets from operations                 $       42,462

                                                                  ==============



The accompanying notes are an integral part of the financial statements


--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                      Year ended      Year ended

                                                      12/31/2006      12/31/2005

                                                    ------------    ------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $      1,322    $        -

   Net realized gain (loss)                               (2,304)         14,566

   Realized gain distributions                            24,811          38,845

   Net change in unrealized appreciation

      (depreciation)                                      18,633         (15,842)

                                                    ------------    ------------

Increase (decrease) in net assets from operations         42,462          37,569

                                                    ------------    ------------

Contract owner transactions:

   Proceeds from units sold                              412,381         571,962

   Cost of units redeemed                               (471,448)        (73,016)

   Account charges                                       (46,410)        (26,772)

                                                    ------------    ------------

   Increase (decrease)                                  (105,477)        472,174

                                                    ------------    ------------

Net increase (decrease)                                  (63,015)        509,743

Net assets, beginning                                    628,568         118,825

                                                    ------------    ------------

Net assets, ending                                  $    565,553    $    628,568

                                                    ============    ============


Units sold                                                49,325          74,063

Units redeemed                                           (63,944)        (12,760)

                                                    ------------    ------------

Net increase (decrease)                                  (14,619)         61,303

Units outstanding, beginning                              76,613          15,310

                                                    ------------    ------------

Units outstanding, ending                                 61,994          76,613

                                                    ============    ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $  1,125,107

Cost of units redeemed                                                  (582,095)

Account charges                                                          (78,607)

Net investment income (loss)                                               1,321

Net realized gain (loss)                                                  15,789

Realized gain distributions                                               64,981

Net change in unrealized appreciation (depreciation)                      19,057

                                                                    ------------


                                                                    $    565,553

                                                                    ============



                AUL American Individual Variable Life Unit Trust

                                   Old Mutual

                                  Mid-Cap Value

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                 Net Assets      % of Average

                 Unit Value          (000s)        Net Assets       Total Return

                 ---------------------------------------------------------------


12/31/06         $     9.12      $      566               N/A              11.3%

12/31/05               8.20             629               N/A               5.7%

12/31/04               7.76             119               N/A              18.8%

12/31/03               6.53              31               N/A              30.6%

05/01/03               5.00             -                 N/A               0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year




12/31/06           0.2%

12/31/05           0.0%

12/31/04           0.0%

12/31/03           0.0%


                AUL American Individual Variable Life Unit Trust

                                   Old Mutual

                                    Small Cap

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $      151,531    $      132,252             6,297

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                        16,443    $         9.22



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

  Dividend income                                                 $          -

  Mortality & expense charges                                                -

                                                                  --------------

  Net investment income (loss)                                               -

                                                                  --------------

Gain (loss) on investments:

  Net realized gain (loss)                                                 2,147

  Realized gain distributions                                                -

  Net change in unrealized appreciation (depreciation)                    19,220

                                                                  --------------

  Net gain (loss)                                                         21,367

                                                                  --------------


                                                                  --------------

Increase (decrease) in net assets from operations                 $       21,367

                                                                  ==============



The accompanying notes are an integral part of the financial statements


--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                      Year ended      Year ended

                                                      12/31/2006      12/31/2005

                                                    ------------    ------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $        -        $      -

   Net realized gain (loss)                                2,147          19,976

   Realized gain distributions                               -               -

   Net change in unrealized appreciation

      (depreciation)                                      19,220         (17,637)

                                                    ------------    ------------

Increase (decrease) in net assets from operations         21,367           2,339

                                                    ------------    ------------

Contract owner transactions:

   Proceeds from units sold                               39,402          31,758

   Cost of units redeemed                                (31,624)        (23,078)

   Account charges                                        (8,828)         (9,321)

                                                    ------------    ------------

   Increase (decrease)                                    (1,050)           (641)

                                                    ------------    ------------

Net increase (decrease)                                   20,317           1,698

Net assets, beginning                                    131,214         129,516

                                                    ------------    ------------

Net assets, ending                                  $    151,531    $    131,214

                                                    ============    ============


Units sold                                                 4,666           4,140

Units redeemed                                            (4,843)         (4,168)

                                                    ------------    ------------

Net increase (decrease)                                     (177)            (28)

Units outstanding, beginning                              16,620          16,648

                                                    ------------    ------------

Units outstanding, ending                                 16,443          16,620

                                                    ============    ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $    191,800

Cost of units redeemed                                                   (57,727)

Account charges                                                          (24,408)

Net investment income (loss)                                                 -

Net realized gain (loss)                                                  22,587

Realized gain distributions                                                  -

Net change in unrealized appreciation (depreciation)                      19,279

                                                                    -----------


                                                                    $    151,531

                                                                    ============



                AUL American Individual Variable Life Unit Trust

                                   Old Mutual

                                    Small Cap

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                 Net Assets      % of Average

                 Unit Value          (000s)        Net Assets       Total Return

                 ---------------------------------------------------------------


12/31/06         $     9.22      $      152               N/A              16.8%

12/31/05               7.89             131               N/A               1.4%

12/31/04               7.78             130               N/A              16.1%

12/31/03               6.70               6               N/A              34.0%

05/01/03               5.00             -                 N/A               0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year




12/31/06          0.0%

12/31/05          0.0%

12/31/04          0.0%

12/31/03          0.0%


                AUL American Individual Variable Life Unit Trust

                                       AIM

                                    Dynamics

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $      172,205    $      159,870            10,037

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                        25,282    $         6.81



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

  Dividend income                                                 $          -

  Mortality & expense charges                                                -

                                                                  --------------

  Net investment income (loss)                                               -

                                                                  --------------

Gain (loss) on investments:

  Net realized gain (loss)                                                36,353

  Realized gain distributions                                                -

  Net change in unrealized appreciation (depreciation)                    (2,854)

                                                                  --------------

  Net gain (loss)                                                         33,499

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $       33,499

                                                                  ==============



The accompanying notes are an integral part of the financial statements


--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                      Year ended      Year ended

                                                      12/31/2006      12/31/2005

                                                    ------------    ------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $        -      $        -

   Net realized gain (loss)                               36,353           1,758

   Realized gain distributions                               -               -

   Net change in unrealized appreciation

      (depreciation)                                      (2,854)          5,593

                                                    ------------    ------------

Increase (decrease) in net assets from operations         33,499           7,351

                                                    ------------    ------------

Contract owner transactions:

   Proceeds from units sold                              279,222          20,181

   Cost of units redeemed                               (213,905)        (15,890)

   Account charges                                        (8,351)         (5,440)

                                                    ------------    ------------

   Increase (decrease)                                    56,966          (1,149)

                                                    ------------    ------------

Net increase (decrease)                                   90,465           6,202

Net assets, beginning                                     81,740          75,538

                                                    ------------    ------------

Net assets, ending                                  $    172,205    $     81,740

                                                    ============    ============


Units sold                                                44,596           3,766

Units redeemed                                           (33,249)         (4,090)

                                                    ------------    ------------

Net increase (decrease)                                   11,347            (324)

Units outstanding, beginning                              13,935          14,259

                                                    ------------    ------------

Units outstanding, ending                                 25,282          13,935

                                                    ============    ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $    434,660

Cost of units redeemed                                                  (288,485)

Account charges                                                          (28,266)

Net investment income (loss)                                                   1

Net realized gain (loss)                                                  41,960

Realized gain distributions                                                  -

Net change in unrealized appreciation (depreciation)                      12,335

                                                                    ------------


                                                                    $    172,205

                                                                    ============



                AUL American Individual Variable Life Unit Trust

                                       AIM

                                    Dynamics

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                 Net Assets      % of Average

                 Unit Value          (000s)        Net Assets       Total Return

                 ---------------------------------------------------------------


12/31/06         $     6.81      $      172               N/A              16.0%

12/31/05               5.87              82               N/A              10.8%

12/31/04               5.30              76               N/A              13.5%

12/31/03               4.67              65               N/A              38.2%

12/31/02               3.38              10               N/A             -33.1%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year




12/31/06           0.0%

12/31/05           0.0%

12/31/04           0.0%

12/31/03           0.0%

12/31/02           0.0%


                AUL American Individual Variable Life Unit Trust

                                       AIM

                               Financial Services

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $      317,873    $      265,390            18,260

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                        42,694    $         7.44



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

  Dividend income                                                 $        4,686

  Mortality & expense charges                                                -

                                                                  --------------

  Net investment income (loss)                                             4,686

                                                                  --------------

Gain (loss) on investments:

  Net realized gain (loss)                                                 6,705

  Realized gain distributions                                              1,810

  Net change in unrealized appreciation (depreciation)                    30,851

                                                                  --------------

  Net gain (loss)                                                         39,366

                                                                  --------------


                                                                  --------------

Increase (decrease) in net assets from operations                 $       44,052

                                                                  ==============



The accompanying notes are an integral part of the financial statements


--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                      Year ended      Year ended

                                                      12/31/2006      12/31/2005

                                                    ------------    ------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $      4,686    $      3,738

   Net realized gain (loss)                                6,705             549

   Realized gain distributions                             1,810             -

   Net change in unrealized appreciation

      (depreciation)                                      30,851          12,121

                                                    ------------    ------------

Increase (decrease) in net assets from operations         44,052          16,408

                                                    ------------    ------------

Contract owner transactions:

   Proceeds from units sold                               52,188          63,361

   Cost of units redeemed                                (53,738)        (22,150)

   Account charges                                       (13,156)        (13,434)

                                                    ------------    ------------

   Increase (decrease)                                   (14,706)         27,777

                                                    ------------    ------------

Net increase (decrease)                                   29,346          44,185

Net assets, beginning                                    288,527         244,342

                                                    ------------    ------------

Net assets, ending                                  $    317,873    $    288,527

                                                    ============    ============


Units sold                                                 7,707          10,643

Units redeemed                                           (10,137)         (5,989)

                                                    ------------    ------------

Net increase (decrease)                                   (2,430)          4,654

Units outstanding, beginning                              45,124          40,470

                                                    ------------    ------------

Units outstanding, ending                                 42,694          45,124

                                                    ============    ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $    371,182

Cost of units redeemed                                                  (103,216)

Account charges                                                          (57,674)

Net investment income (loss)                                              12,802

Net realized gain (loss)                                                  40,486

Realized gain distributions                                                1,810

Net change in unrealized appreciation (depreciation)                      52,483

                                                                    ------------


                                                                     $   317,873

                                                                    ============



                AUL American Individual Variable Life Unit Trust

                                       AIM

                               Financial Services

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                 Net Assets      % of Average

                 Unit Value          (000s)        Net Assets       Total Return

                 ---------------------------------------------------------------


12/31/06         $     7.44      $      318               N/A              16.5%

12/31/05               6.39             289               N/A               5.8%

12/31/04               6.04             244               N/A              10.0%

12/31/03               5.49             189               N/A              29.5%

12/31/02               4.24              80               N/A             -15.5%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru from commencement date. A zero ratio indicates no gross income has been received during the year




12/31/06             1.5%

12/31/05             1.4%

12/31/04             0.8%

12/31/03             0.8%

12/31/02             0.3%


                AUL American Individual Variable Life Unit Trust

                                       AIM

                               Global Health Care

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $      445,371    $      391,841            20,707

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                        74,737    $         5.96



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

  Dividend income                                                 $          -

  Mortality & expense charges                                                -

                                                                  --------------

  Net investment income (loss)                                               -

                                                                  --------------

Gain (loss) on investments:

  Net realized gain (loss)                                                13,024

  Realized gain distributions                                                -

  Net change in unrealized appreciation (depreciation)                     8,596

                                                                  --------------

  Net gain (loss)                                                         21,620

                                                                  --------------


                                                                  --------------

Increase (decrease) in net assets from operations                 $       21,620

                                                                  ==============



The accompanying notes are an integral part of the financial statements


--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                      Year ended      Year ended

                                                      12/31/2006      12/31/2005

                                                    ------------    ------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $        -      $        -

   Net realized gain (loss)                               13,024           3,248

   Realized gain distributions                               -               -

   Net change in unrealized appreciation

      (depreciation)                                       8,596          29,552

                                                    ------------    ------------

Increase (decrease) in net assets from operations         21,620          32,800

                                                    ------------    ------------

Contract owner transactions:

   Proceeds from units sold                              104,728         163,266

   Cost of units redeemed                                (85,513)        (60,523)

   Account charges                                       (26,686)        (25,239)

                                                    ------------    ------------

   Increase (decrease)                                    (7,471)         77,504

                                                    ------------    ------------

Net increase (decrease)                                   14,149         110,304

Net assets, beginning                                    431,222         320,918

                                                    ------------    ------------

Net assets, ending                                  $    445,371    $    431,222

                                                    ============    ============

Units sold                                                18,439          31,077

Units redeemed                                           (19,858)        (16,216)

                                                    ------------    ------------

Net increase (decrease)                                   (1,419)         14,861

Units outstanding, beginning                              76,156          61,295

                                                    ------------    ------------

Units outstanding, ending                                 74,737          76,156

                                                    ============    ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $    773,738

Cost of units redeemed                                                  (308,060)

Account charges                                                         (113,697)

Net investment income (loss)                                                   8

Net realized gain (loss)                                                  39,852

Realized gain distributions                                                  -

Net change in unrealized appreciation (depreciation)                      53,530

                                                                    ------------


                                                                     $   445,371

                                                                    ============



                AUL American Individual Variable Life Unit Trust

                                       AIM

                               Global Health Care

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                 Net Assets      % of Average

                 Unit Value          (000s)        Net Assets       Total Return

                 ---------------------------------------------------------------


12/31/06         $     5.96      $      445               N/A               5.3%

12/31/05               5.66             431               N/A               8.0%

12/31/04               5.24             321               N/A               9.4%

12/31/03               4.79             254               N/A              27.4%

12/31/02               3.76             129               N/A             -25.1%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year




12/31/06           0.0%

12/31/05           0.0%

12/31/04           0.0%

12/31/03           0.0%

12/31/02           0.0%


                AUL American Individual Variable Life Unit Trust

                                       AIM

                                    Utilities

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $      611,318    $      534,285            28,793

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                        79,955    $         7.65



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

  Dividend income                                                 $       19,430

  Mortality & expense charges                                                -

                                                                  --------------

  Net investment income (loss)                                            19,430

                                                                  --------------

Gain (loss) on investments:

  Net realized gain (loss)                                                52,345

  Realized gain distributions                                             11,996

  Net change in unrealized appreciation (depreciation)                    37,556

                                                                  --------------

  Net gain (loss)                                                        101,897

                                                                  --------------


                                                                  --------------

Increase (decrease) in net assets from operations                 $      121,327

                                                                  ==============



The accompanying notes are an integral part of the financial statements


--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                      Year ended      Year ended

                                                      12/31/2006      12/31/2005

                                                    ------------    ------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $     19,430    $     10,582

   Net realized gain (loss)                               52,345          21,910

   Realized gain distributions                            11,996             -

   Net change in unrealized appreciation

      (depreciation)                                      37,556          13,630

                                                    ------------    ------------

Increase (decrease) in net assets from operations        121,327          46,122

                                                    ------------    ------------

Contract owner transactions:

   Proceeds from units sold                              254,988         359,551

   Cost of units redeemed                               (224,791)        (80,617)

   Account charges                                       (27,159)        (16,873)

                                                    ------------    ------------

   Increase (decrease)                                     3,038         262,061

                                                    ------------    ------------

Net increase (decrease)                                  124,365         308,183

Net assets, beginning                                    486,953         178,770

                                                    ------------    ------------

Net assets, ending                                  $    611,318    $    486,953

                                                    ============    ============


Units sold                                                38,828          61,966

Units redeemed                                           (38,777)        (16,332)

                                                    ------------    ------------

Net increase (decrease)                                       51          45,634

Units outstanding, beginning                              79,904          34,270

                                                    ------------    ------------

Units outstanding, ending                                 79,955          79,904

                                                    ============    ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $    793,188

Cost of units redeemed                                                  (338,520)

Account charges                                                          (53,279)

Net investment income (loss)                                              34,592

Net realized gain (loss)                                                  86,308

Realized gain distributions                                               11,996

Net change in unrealized appreciation (depreciation)                      77,033

                                                                    ------------


                                                                    $    611,318

                                                                    ============




                AUL American Individual Variable Life Unit Trust

                                       AIM

                                    Utilities

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                 Net Assets      % of Average

                 Unit Value          (000s)        Net Assets       Total Return

                 ---------------------------------------------------------------


12/31/06         $     7.65      $      611               N/A              25.5%

12/31/05               6.09             487               N/A              16.7%

12/31/04               5.22             179               N/A              28.3%

12/31/03               4.07              92               N/A              17.6%

12/31/02               3.46              37               N/A             -22.2%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year




12/31/06          3.5%

12/31/05          3.2%

12/31/04          2.0%

12/31/03          2.8%

12/31/02          3.6%


                AUL American Individual Variable Life Unit Trust

                                       AIM

                                   High Yield

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $      755,902    $      763,926           123,490

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                       122,276    $         6.18



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

  Dividend income                                                 $       62,759

  Mortality & expense charges                                                -

                                                                  --------------

  Net investment income (loss)                                            62,759

                                                                  --------------

Gain (loss) on investments:

  Net realized gain (loss)                                                   622

  Realized gain distributions                                                -

  Net change in unrealized appreciation (depreciation)                    (2,008)

                                                                  --------------

  Net gain (loss)                                                         (1,386)

                                                                  --------------


                                                                  --------------

Increase (decrease) in net assets from operations                 $       61,373

                                                                  ==============



The accompanying notes are an integral part of the financial statements


--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                      Year ended      Year ended

                                                      12/31/2006      12/31/2005

                                                    ------------    ------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $     62,759    $     19,729

   Net realized gain (loss)                                  622           1,368

   Realized gain distributions                               -               -

   Net change in unrealized appreciation

      (depreciation)                                      (2,008)        (15,944)

                                                    ------------    ------------

Increase (decrease) in net assets from operations         61,373           5,153

                                                    ------------    ------------

Contract owner transactions:

   Proceeds from units sold                              522,250          55,769

   Cost of units redeemed                                (25,429)        (24,407)

   Account charges                                       (24,982)        (10,605)

                                                    ------------    ------------

   Increase (decrease)                                   471,839          20,757

                                                    ------------    ------------

Net increase (decrease)                                  533,212          25,910

Net assets, beginning                                    222,690         196,780

                                                    ------------    ------------

Net assets, ending                                  $    755,902    $    222,690

                                                    ============    ============


Units sold                                                92,593          10,137

Units redeemed                                           (10,206)         (6,455)

                                                    ------------    ------------

Net increase (decrease)                                   82,387           3,682

Units outstanding, beginning                              39,889          36,207

                                                    ------------    ------------

Units outstanding, ending                                122,276          39,889

                                                    ============    ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $  1,061,920

Cost of units redeemed                                                  (372,169)

Account charges                                                          (53,610)

Net investment income (loss)                                             122,032

Net realized gain (loss)                                                   5,753

Realized gain distributions                                                  -

Net change in unrealized appreciation (depreciation)                      (8,024)

                                                                    ------------


                                                                    $    755,902

                                                                    ============



                AUL American Individual Variable Life Unit Trust

                                       AIM

                                   High Yield

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                 Net Assets      % of Average

                 Unit Value          (000s)        Net Assets       Total Return

                 ---------------------------------------------------------------


12/31/06         $     6.18      $      756               N/A              10.8%

12/31/05               5.58             223               N/A               2.8%

12/31/04               5.43             197               N/A               8.6%

04/29/04               5.00             178               N/A               0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year




12/31/06            12.8%

12/31/05             9.4%

12/31/04            16.1%

12/31/03             7.9%

12/31/02             6.9%


                AUL American Individual Variable Life Unit Trust

                                Neuberger Berman

                              AMT Fasciano Class S

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $      452,504    $      429,246            31,140

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                        59,296    $         7.64



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

  Dividend income                                                 $          -

  Mortality & expense charges                                                -

                                                                  --------------

  Net investment income (loss)                                               -

                                                                  --------------

Gain (loss) on investments:

  Net realized gain (loss)                                                10,257

  Realized gain distributions                                             11,006

  Net change in unrealized appreciation (depreciation)                      (695)

                                                                  --------------

  Net gain (loss)                                                         20,568

                                                                  --------------


                                                                  --------------

Increase (decrease) in net assets from operations                 $       20,568

                                                                  ==============



The accompanying notes are an integral part of the financial statements


--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                      Year ended      Year ended

                                                      12/31/2006      12/31/2005

                                                    ------------    ------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $        -      $        -

   Net realized gain (loss)                               10,257          10,979

   Realized gain distributions                            11,006           1,732

   Net change in unrealized appreciation

      (depreciation)                                        (695)           (604)

                                                    ------------    ------------

Increase (decrease) in net assets from operations         20,568          12,107

                                                    ------------    ------------

Contract owner transactions:

   Proceeds from units sold                              158,215         255,724

   Cost of units redeemed                                (84,839)       (206,168)

   Account charges                                       (22,253)        (25,421)

                                                    ------------    ------------

   Increase (decrease)                                    51,123          24,135

                                                    ------------    ------------

Net increase (decrease)                                   71,691          36,242

Net assets, beginning                                    380,813         344,571

                                                    ------------    ------------

Net assets, ending                                  $    452,504    $    380,813

                                                    ============    ============


Units sold                                                35,769          37,357

Units redeemed                                           (28,952)        (33,735)

                                                    ------------    ------------

Net increase (decrease)                                    6,817           3,622

Units outstanding, beginning                              52,479          48,857

                                                    ------------    ------------

Units outstanding, ending                                 59,296          52,479

                                                    ============    ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $    762,735

Cost of units redeemed                                                  (307,120)

Account charges                                                          (61,908)

Net investment income (loss)                                                 -

Net realized gain (loss)                                                  22,162

Realized gain distributions                                               13,377

Net change in unrealized appreciation (depreciation)                      23,258

                                                                    ------------


                                                                    $    452,504

                                                                    ============



                AUL American Individual Variable Life Unit Trust

                                Neuberger Berman

                              AMT Fasciano Class S

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                 Net Assets      % of Average

                 Unit Value          (000s)        Net Assets       Total Return

                 ---------------------------------------------------------------


12/31/06         $    7.64       $    453                 N/A               5.2%

12/31/05              7.26            381                 N/A               3.0%

12/31/04              7.05            345                 N/A              11.9%

12/31/03              6.30             17                 N/A              26.0%

05/01/03              5.00            -                   N/A               0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru from commencement date. A zero ratio indicates no gross income has been received during the year




21/31/06            0.0%

12/31/05            0.4%

12/31/04            0.0%

12/31/03            0.0%


                AUL American Individual Variable Life Unit Trust

                                Neuberger Berman

                                   AMT Regency

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------



                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $    1,233,386    $    1,184,179            76,058

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                       123,461    $         9.99



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $        4,449

   Mortality & expense charges                                               -

                                                                  --------------

   Net investment income (loss)                                            4,449

                                                                  --------------


Gain (loss) on investments:

   Net realized gain (loss)                                               53,915

   Realized gain distributions                                            61,675

   Net change in unrealized appreciation (depreciation)                   12,078)

                                                                  --------------

   Net gain (loss)                                                       103,512

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $      107,961

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                      Year ended      Year ended

                                                      12/31/2006      12/31/2005

                                                    ------------    ------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $      4,449    $        787

   Net realized gain (loss)                               53,915           8,827

   Realized gain distributions                            61,675          57,985

   Net change in unrealized appreciation

      (depreciation)                                     (12,078)         26,811

                                                    ------------    ------------

Increase (decrease) in net assets from operations        107,961          94,410

                                                    ------------    ------------


Contract owner transactions:

   Proceeds from units sold                              696,737         902,475

   Cost of units redeemed                               (673,944)        (68,327)

   Account charges                                       (74,398)        (50,982)

                                                    ------------    ------------

   Increase (decrease)                                   (51,605)        783,166

                                                    ------------    ------------

Net increase (decrease)                                   56,356         877,576

Net assets, beginning                                  1,177,030         299,454

                                                    ------------    ------------

Net assets, ending                                  $  1,233,386    $  1,177,030

                                                    ============    ============


Units sold                                                77,277         107,802

Units redeemed                                           (84,793)        (14,145)

                                                    ------------    ------------

Net increase (decrease)                                   (7,516)         93,657

Units outstanding, beginning                             130,977          37,320

                                                    ------------    ------------

Units outstanding, ending                                123,461         130,977

                                                    ============    ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $  1,960,079

Cost of units redeemed                                                  (830,510)

Account charges                                                         (135,518)

Net investment income (loss)                                               5,278

Net realized gain (loss)                                                  65,191

Realized gain distributions                                              119,660

Net change in unrealized appreciation (depreciation)                      49,206

                                                                    ------------


                                                                    $  1,233,386

                                                                    ============



The accompanying notes are an integral part of the financial statements


                AUL American Individual Variable Life Unit Trust

                                Neuberger Berman

                                   AMT Regency

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                 Net Assets      % of Average

                 Unit Value          (000s)        Net Assets       Total Return

                 ---------------------------------------------------------------


12/31/06            $  9.99          $1,233               N/A              11.1%

12/31/05               8.99           1,777               N/A              12.1%

12/31/04               8.02             299               N/A              22.3%

12/31/03               6.56              16               N/A              31.2%

05/01/03               5.00               -               N/A               0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year




12/31/06        0.4%

12/31/05        0.1%

12/31/04        0.0%

12/31/03        0.0%


                AUL American Individual Variable Life Unit Trust

                                Neuberger Berman

                            AMT Limited Maturity Bond

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------



                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $    3,372,572    $    3,383,710           264,173

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                       626,887    $         5.38



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $       97,171

   Mortality & expense charges                                               -

                                                                  --------------

   Net investment income (loss)                                           97,171

                                                                  --------------


Gain (loss) on investments:

   Net realized gain (loss)                                               (2,461)

   Realized gain distributions                                               -

   Net change in unrealized appreciation (depreciation)                   20,642

                                                                  --------------

   Net gain (loss)                                                        18,181

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $      115,352

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                      Year ended      Year ended

                                                      12/31/2006      12/31/2005

                                                    ------------    ------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $     97,171    $     49,322

   Net realized gain (loss)                               (2,461)         (5,169)

   Realized gain distributions                               -               -

   Net change in unrealized appreciation

      (depreciation)                                      20,642         (24,311)

                                                    ------------    ------------

Increase (decrease) in net assets from operations        115,352          19,842

                                                    ------------    ------------


Contract owner transactions:

   Proceeds from units sold                            1,919,714       2,113,025

   Cost of units redeemed                               (676,976)       (218,602)

   Account charges                                      (161,839)        (80,939)

                                                    ------------    ------------

   Increase (decrease)                                 1,080,899       1,813,484

                                                    ------------    ------------

Net increase (decrease)                                1,196,251       1,833,326

Net assets, beginning                                  2,176,321         342,995

                                                    ------------    ------------

Net assets, ending                                  $  3,372,572    $  2,176,321

                                                    ============    ============


Units sold                                               379,282         412,625

Units redeemed                                          (173,923)        (58,490)

                                                    ------------    ------------

Net increase (decrease)                                  205,359         354,135

Units outstanding, beginning                             421,528          67,393

                                                    ------------    ------------

Units outstanding, ending                                626,887         421,528

                                                    ============    ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $  4,395,888

Cost of units redeemed                                                  (909,582)

Account charges                                                         (249,155)

Net investment income (loss)                                             154,602

Net realized gain (loss)                                                  (8,043)

Realized gain distributions                                                  -

Net change in unrealized appreciation (depreciation)                     (11,138)

                                                                    ------------


                                                                    $  3,372,572

                                                                    ============



The accompanying notes are an integral part of the financial statements


                AUL American Individual Variable Life Unit Trust

                                Neuberger Berman

                            AMT Limited Maturity Bond

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                 Net Assets      % of Average

                 Unit Value          (000s)        Net Assets       Total Return

                 ---------------------------------------------------------------


12/31/06            $  5.38          $3,373               N/A               4.3%

12/31/05               5.16           2,176               N/A               1.4%

12/31/04               5.09             343               N/A               0.8%

12/31/03               5.05               3               N/A               1.0%

05/01/03               5.00               -               N/A               0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year




12/31/06        3.5%

12/31/05        3.9%

12/31/04        0.0%

12/31/03        0.0%


                AUL American Individual Variable Life Unit Trust

                                     Calvert

                              Social Mid-Cap Growth

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------



                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $       33,048    $       30,983             1,168

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                         5,820    $         5.68



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $          -

   Mortality & expense charges                                               -

                                                                  --------------

   Net investment income (loss)                                              -

                                                                  --------------


Gain (loss) on investments:

   Net realized gain (loss)                                                  445

   Realized gain distributions                                               -

   Net change in unrealized appreciation (depreciation)                    1,146

                                                                  --------------

   Net gain (loss)                                                         1,591

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $        1,591

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                      Year ended      Year ended

                                                      12/31/2006      12/31/2005

                                                    ------------    ------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $          -    $          -

   Net realized gain (loss)                                  445              (3)

   Realized gain distributions                                 -               -

   Net change in unrealized appreciation

      (depreciation)                                       1,146               4

                                                    ------------    ------------

Increase (decrease) in net assets from operations          1,591               1

                                                    ------------    ------------


Contract owner transactions:

   Proceeds from units sold                               13,753           9,871

   Cost of units redeemed                                 (4,316)         (5,162)

   Account charges                                        (1,688)         (1,814)

                                                    ------------    ------------

   Increase (decrease)                                     7,749           2,895

                                                    ------------    ------------

Net increase (decrease)                                    9,340           2,896

Net assets, beginning                                     23,708          20,812

                                                    ------------    ------------

Net assets, ending                                  $     33,048    $     23,708

                                                    ============    ============


Units sold                                                 2,441           1,895

Units redeemed                                            (1,083)         (1,366)

                                                    ------------    ------------

Net increase (decrease)                                    1,358             529

Units outstanding, beginning                               4,462           3,933

                                                    ------------    ------------

Units outstanding, ending                                  5,820           4,462

                                                    ============    ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $     44,187

Cost of units redeemed                                                    (9,558)

Account charges                                                           (4,074)

Net investment income (loss)                                                   -

Net realized gain (loss)                                                     428

Realized gain distributions                                                    -

Net change in unrealized appreciation (depreciation)                       2,065

                                                                    ------------


                                                                    $     33,048

                                                                    ============



The accompanying notes are an integral part of the financial statements


                AUL American Individual Variable Life Unit Trust

                                     Calvert

                              Social Mid-Cap Growth

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                 Net Assets      % of Average

                 Unit Value          (000s)        Net Assets       Total Return

                 ---------------------------------------------------------------


12/31/06            $  5.68          $   33               N/A               6.9%

12/31/05               5.31              24               N/A               0.4%

12/31/04               5.29              21               N/A               5.8%

05/28/04               5.00               -               N/A               0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year




12/31/06        0.0%

12/31/05        0.0%

12/31/04        0.0%


                AUL American Individual Variable Life Unit Trust

                                     Dreyfus

                                VIF Appreciation

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------



                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $       21,731    $       19,339               513

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                         3,453    $         6.29



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $          483

   Mortality & expense charges                                               -

                                                                  --------------

   Net investment income (loss)                                              483

                                                                  --------------


Gain (loss) on investments:

   Net realized gain (loss)                                                2,164

   Realized gain distributions                                               -

   Net change in unrealized appreciation (depreciation)                    1,579

                                                                  --------------

   Net gain (loss)                                                         3,743

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $        4,226

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                      Year ended      Year ended

                                                      12/31/2006      12/31/2005

                                                    ------------    ------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $        483    $        -

   Net realized gain (loss)                                2,164             797

   Realized gain distributions                               -               -

   Net change in unrealized appreciation

      (depreciation)                                       1,579             552

                                                    ------------    ------------

Increase (decrease) in net assets from operations          4,226           1,349

                                                    ------------    ------------


Contract owner transactions:

   Proceeds from units sold                               13,087          17,440

   Cost of units redeemed                                (21,104)        (10,451)

   Account charges                                        (2,033)         (2,153)

                                                    ------------    ------------

   Increase (decrease)                                   (10,050)          4,836

                                                    ------------    ------------

Net increase (decrease)                                   (5,824)          6,185

Net assets, beginning                                     27,555          21,370

                                                    ------------    ------------

Net assets, ending                                  $     21,731    $     27,555

                                                    ============    ============


Units sold                                                 2,331           3,276

Units redeemed                                            (3,967)         (2,296)

                                                    ------------    ------------

Net increase (decrease)                                   (1,636)            980

Units outstanding, beginning                               5,089           4,109

                                                    ------------    ------------

Units outstanding, ending                                  3,453           5,089

                                                    ============    ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $     51,606

Cost of units redeemed                                                   (31,555)

Account charges                                                           (4,455)

Net investment income (loss)                                                 779

Net realized gain (loss)                                                   2,964

Realized gain distributions                                                    -

Net change in unrealized appreciation (depreciation)                       2,392

                                                                    ------------


                                                                    $     21,731

                                                                    ============



The accompanying notes are an integral part of the financial statements


                AUL American Individual Variable Life Unit Trust

                                     Dreyfus

                                VIF Appreciation

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                 Net Assets      % of Average

                 Unit Value          (000s)        Net Assets       Total Return

                 ---------------------------------------------------------------


12/31/06            $  6.29          $   22               N/A              16.3%

12/31/05               5.41              28               N/A               4.0%

12/31/04               5.20              21               N/A               4.0%

05/28/04               5.00               -               N/A               0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year




12/31/06        2.0%

12/31/05        0.0%

12/31/04        4.8%


                AUL American Individual Variable Life Unit Trust

                                     Dreyfus

                                Technology Growth

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $       19,373    $       18,796             2,088

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                         3,495    $         5.54



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $            -

   Mortality & expense charges                                                 -

                                                                  --------------

   Net investment income (loss)                                                -

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                                 (354)

   Realized gain distributions                                                 -

   Net change in unrealized appreciation (depreciation)                      549

                                                                  --------------

   Net gain (loss)                                                           195

                                                                  --------------

                                                                  --------------

   Increase (decrease) in net assets from operations              $          195

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                      Year ended      Year ended

                                                      12/31/2006      12/31/2005

                                                    ------------    ------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $          -    $          -

   Net realized gain (loss)                                 (354)              -

   Realized gain distributions                                 -               -

   Net change in unrealized appreciation

      (depreciation)                                         549              28

                                                    ------------    ------------

Increase (decrease) in net assets from operations            195              28

                                                    ------------    ------------


Contract owner transactions:

   Proceeds from units sold                               22,999             414

   Cost of units redeemed                                 (2,125)              -

   Account charges                                        (2,048)            (90)

                                                    ------------    ------------

   Increase (decrease)                                    18,826             324

                                                    ------------    ------------

Net increase (decrease)                                   19,021             352

Net assets, beginning                                        352               -

                                                    ------------    ------------

Net assets, ending                                  $     19,373    $        352

                                                    ============    ============


Units sold                                                 4,258              84

Units redeemed                                              (829)            (18)

                                                    ------------    ------------

Net increase (decrease)                                    3,429              66

Units outstanding, beginning                                  66               -

                                                    ------------    ------------

Units outstanding, ending                                  3,495              66

                                                    ============    ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $     23,471

Cost of units redeemed                                                    (2,181)

Account charges                                                           (2,139)

Net investment income (loss)                                                   -

Net realized gain (loss)                                                    (355)

Realized gain distributions                                                    -

Net change in unrealized appreciation (depreciation)                         577

                                                                    ------------


                                                                    $     19,373

                                                                    ============



The accompanying notes are an integral part of the financial statements


                AUL American Individual Variable Life Unit Trust

                                     Dreyfus

                                Technology Growth

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                 Net Assets      % of Average

                 Unit Value          (000s)        Net Assets       Total Return

                 ---------------------------------------------------------------


12/31/06            $  5.54          $   19               N/A               4.0%

12/31/05               5.33               -               N/A               3.5%

12/31/04               5.15               -               N/A               3.0%

05/28/04               5.00               -               N/A               0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year




12/31/06        0.0%

12/31/05        0.0%

12/31/04        0.0%


                AUL American Individual Variable Life Unit Trust

                                    Vanguard

                                VF Mid Cap Index

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------



                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $    1,118,318    $    1,014,612            56,084

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                       165,506    $        6.75



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $        2,936

   Mortality & expense charges                                               -

                                                                  --------------

   Net investment income (loss)                                            2,936

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                                4,417

   Realized gain distributions                                            11,305

   Net change in unrealized appreciation (depreciation)                   88,125

                                                                  --------------

   Net gain (loss)                                                       103,847

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $      106,783

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                                  For the period

                                                      Year ended  from 4/20/2005

                                                      12/31/2006   to 12/31/2005

                                                    ------------  --------------


Increase (decrease) in net assets from operations:

  Net investment income (loss)                      $      2,936  $          -

  Net realized gain (loss)                                 4,417             188

  Realized gain distributions                             11,305             -

  Net change in unrealized appreciation

     (depreciation)                                       88,125          15,581

                                                    ------------  --------------

Increase (decrease) in net assets from operations        106,783          15,769

                                                    ------------  --------------


Contract owner transactions:

  Proceeds from units sold                               893,802         232,646

  Cost of units redeemed                                 (73,828)         (2,652)

  Account Charges                                        (47,993)         (6,209)

                                                    ------------  --------------

  Increase (decrease)                                    771,981         223,785

                                                    ------------  --------------

Net increase (decrease)                                  878,764         239,554

Net assets, beginning                                    239,554             -

                                                    ------------  --------------

Net assets, ending                                  $  1,118,318  $      239,554

                                                    ============  ==============


Units sold                                               146,276          41,948

Units redeemed                                           (21,161)         (1,557)

                                                    ------------  --------------

Net increase (decrease)                                  125,115          40,391

Units outstanding, beginning                              40,391             -

                                                    ------------  --------------

Units outstanding, ending                                165,506          40,391

                                                    ============  ==============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $  1,126,448

Cost of units redeemed                                                   (76,480)

Account Charges                                                          (54,202)

Net investment income (loss)                                               2,936

Net realized gain (loss)                                                   4,605

Realized gain distributions                                               11,305

Net change in unrealized appreciation (depreciation)                     103,706

                                                                    ------------


                                                                    $  1,118,318

                                                                    ============



The accompanying notes are an integral part of the financial statements


                AUL American Individual Variable Life Unit Trust

                                    Vanguard

                                VF Mid Cap Index

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                 Net Assets      % of Average

                 Unit Value          (000s)        Net Assets       Total Return

                 ---------------------------------------------------------------


12/31/06            $  6.75      $   1,113                N/A              13.8%

12/31/05               5.93            240                N/A              18.6%

04/20/05               5.00            -                  N/A               0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06        0.4%

12/31/05        0.0%


                AUL American Individual Variable Life Unit Trust

                                    Vanguard

                             VF Small Company Growth

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------



                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $      141,016    $      137,632             7,250

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                        21,505    $         6.56



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $          392

   Mortality & expense charges                                               -

                                                                  --------------

   Net investment income (loss)                                              392

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                               (9,345)

   Realized gain distributions                                            12,069

   Net change in unrealized appreciation (depreciation)                    3,302

                                                                  --------------

   Net gain (loss)                                                         6,026

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $        6,418

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                                  For the period

                                                      Year ended  from 4/20/2005

                                                      12/31/2006   to 12/31/2005

                                                    ------------  --------------


Increase (decrease) in net assets from operations:

  Net investment income (loss)                      $        392  $          -

  Net realized gain (loss)                                (9,345)             12

  Realized gain distributions                             12,069             -

  Net change in unrealized appreciation

     (depreciation)                                        3,302              82

                                                    ------------  --------------

Increase (decrease) in net assets from operations          6,418              94

                                                    ------------  --------------


Contract owner transactions:

  Proceeds from units sold                               252,782           2,683

  Cost of units redeemed                                (115,789)            (76)

  Account Charges                                         (5,032)            (64)

                                                    ------------  --------------

  Increase (decrease)                                    131,961           2,543

                                                    ------------  --------------

Net increase (decrease)                                  138,379           2,637

Net assets, beginning                                      2,637             -

                                                    ------------  --------------

Net assets, ending                                  $    141,016  $        2,637

                                                    ============  ==============


Units sold                                                39,150             467

Units redeemed                                           (18,088)            (24)

                                                    ------------  --------------

Net increase (decrease)                                   21,062             443

Units outstanding, beginning                                 443             -

                                                    ------------  --------------

Units outstanding, ending                                 21,505             443

                                                    ============  ==============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $    255,465

Cost of units redeemed                                                  (115,865)

Account Charges                                                           (5,096)

Net investment income (loss)                                                 392

Net realized gain (loss)                                                  (9,333)

Realized gain distributions                                               12,069

Net change in unrealized appreciation (depreciation)                       3,384

                                                                    ------------


                                                                    $    141,016

                                                                    ============



The accompanying notes are an integral part of the financial statements


                AUL American Individual Variable Life Unit Trust

                                    Vanguard

                             VF Small Company Growth

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                 Net Assets      % of Average

                 Unit Value          (000s)        Net Assets       Total Return

                 ---------------------------------------------------------------


12/31/06            $  6.56       $     140               N/A              10.2%

12/31/05               5.95               3               N/A              19.0%

04/20/05               5.00             -                 N/A               0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year




12/31/06        0.5%

12/31/05        0.0%


                AUL American Individual Variable Life Unit Trust

                                    Vanguard

                           VF Total Bond Market Index

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------



                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $       53,575    $       52,720             4,775

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                        10,105    $         5.30



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $          546

   Mortality & expense charges                                               -

                                                                  --------------

   Net investment income (loss)                                              546

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                                  (63)

   Realized gain distributions                                               -

   Net change in unrealized appreciation (depreciation)                      830

                                                                  --------------

   Net gain (loss)                                                           767

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $        1,313

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                                  For the period

                                                      Year ended  from 4/20/2005

                                                      12/31/2006   to 12/31/2005

                                                    ------------  --------------


Increase (decrease) in net assets from operations:

  Net investment income (loss)                      $        546  $          -

  Net realized gain (loss)                                   (63)            -

  Realized gain distributions                                -               -

  Net change in unrealized appreciation

     (depreciation)                                          830              25

                                                    ------------  --------------

Increase (decrease) in net assets from operations          1,313              25

                                                    ------------  --------------


Contract owner transactions:

  Proceeds from units sold                                50,688           2,853

  Cost of units redeemed                                      (3)            -

  Account Charges                                         (1,282)            (19)

                                                    ------------  --------------

  Increase (decrease)                                     49,403           2,834

                                                    ------------  --------------

Net increase (decrease)                                   50,716           2,859

Net assets, beginning                                      2,859             -

                                                    ------------  --------------

Net assets, ending                                  $     53,575  $        2,859

                                                    ============  ==============


Units sold                                                10,071             567

Units redeemed                                              (529)             (4)

                                                    ------------  --------------

Net increase (decrease)                                    9,542             563

Units outstanding, beginning                                 563             -

                                                    ------------  --------------

Units outstanding, ending                                 10,105             563

                                                    ============  ==============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $     53,541

Cost of units redeemed                                                        (3)

Account Charges                                                           (1,301)

Net investment income (loss)                                                 546

Net realized gain (loss)                                                     (63)

Realized gain distributions                                                  -

Net change in unrealized appreciation (depreciation)                         855

                                                                    ------------


                                                                     $    53,575

                                                                    ============



The accompanying notes are an integral part of the financial statements


                AUL American Individual Variable Life Unit Trust

                                    Vanguard

                           VF Total Bond Market Index

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                 Net Assets      % of Average

                 Unit Value          (000s)        Net Assets       Total Return

                 ---------------------------------------------------------------


12/31/06            $  5.30       $      54               N/A               4.3%

12/31/05               5.08               3               N/A               1.6%

04/20/05               5.00             -                 N/A               0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06        1.9%

12/31/05        0.0%


                AUL American Individual Variable Life Unit Trust

                                     Timothy

                          Conservative Growth Variable

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------



                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $      203,997     $     200,673            16,796

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                        34,205    $         5.96



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $        5,596

   Mortality & expense charges                                               -

                                                                  --------------

   Net investment income (loss)                                            5,596

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                                1,175

   Realized gain distributions                                             4,596

   Net change in unrealized appreciation (depreciation)                    1,617

                                                                  --------------

   Net gain (loss)                                                         7,388

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $       12,984

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                                  For the period

                                                      Year ended  from 4/20/2005

                                                      12/31/2006   to 12/31/2005

                                                    ------------  --------------


Increase (decrease) in net assets from operations:

  Net investment income (loss)                      $      5,596  $           98

  Net realized gain (loss)                                 1,175               6

  Realized gain distributions                              4,596              92

  Net change in unrealized appreciation

     (depreciation)                                        1,617           1,707

                                                    ------------  --------------

Increase (decrease) in net assets from operations         12,984           1,903

                                                    ------------  --------------


Contract owner transactions:

  Proceeds from units sold                               108,886         113,107

  Cost of units redeemed                                 (25,181)           (237)

  Account Charges                                         (6,414)         (1,051)

                                                    ------------  --------------

  Increase (decrease)                                     77,291         111,819

                                                    ------------  --------------

Net increase (decrease)                                   90,275         113,722

Net assets, beginning                                    113,722             -

                                                    ------------  --------------

Net assets, ending                                  $    203,997  $      113,722

                                                    ============  ==============


Units sold                                                20,082          21,060

Units redeemed                                            (6,697)           (240)

                                                    ------------  --------------

Net increase (decrease)                                   13,385          20,820

Units outstanding, beginning                              20,820             -

                                                    ------------  --------------

Units outstanding, ending                                 34,205          20,820

                                                    ============  ==============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $    221,993

Cost of units redeemed                                                   (25,418)

Account Charges                                                           (7,465)

Net investment income (loss)                                               5,694

Net realized gain (loss)                                                   1,181

Realized gain distributions                                                4,688

Net change in unrealized appreciation (depreciation)                       3,324

                                                                    ------------


                                                                     $   203,997

                                                                    ============



The accompanying notes are an integral part of the financial statements


                AUL American Individual Variable Life Unit Trust

                                     Timothy

                          Conservative Growth Variable

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                 Net Assets      % of Average

                 Unit Value          (000s)        Net Assets       Total Return

                 ---------------------------------------------------------------


12/31/06            $  5.96      $      204               N/A               9.2%

12/31/05               5.46             114               N/A               9.2%

04/20/05               5.00             -                 N/A               0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year




12/31/06        3.5%

12/31/05        0.3%


                AUL American Individual Variable Life Unit Trust

                                     Timothy

                            Strategic Growth Variable

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------



                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Investments                   $       60,141    $       60,040             4,983

                                                ==============    ==============

Payable to general account              (735)

                              --------------

Net assets                    $       59,406

                              ==============


                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                         9,540   $          6.23



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $        1,227

   Mortality & expense charges                                               -

                                                                  --------------

   Net investment income (loss)                                            1,227

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                                  186

   Realized gain distributions                                             2,529

   Net change in unrealized appreciation (depreciation)                      496

                                                                  --------------

   Net gain (loss)                                                         3,211

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $        4,438

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                                  For the period

                                                      Year ended  from 4/20/2005

                                                      12/31/2006   to 12/31/2005

                                                    ------------  --------------


Increase (decrease) in net assets from operations:

  Net investment income (loss)                      $      1,227  $          -

  Net realized gain (loss)                                   186               3

  Realized gain distributions                              2,529             259

  Net change in unrealized appreciation

     (depreciation)                                          496            (394)

                                                    ------------  --------------

Increase (decrease) in net assets from operations          4,438            (132)

                                                    ------------  --------------


Contract owner transactions:

  Proceeds from units sold                                56,793          21,127

  Cost of units redeemed                                 (16,971)            235)

  Account Charges                                         (5,272)           (342)

                                                    ------------  --------------

  Increase (decrease)                                     34,550          20,550

                                                    ------------  --------------

Net increase (decrease)                                   38,988          20,418

Net assets, beginning                                     20,418             -

                                                    ------------  --------------

Net assets, ending                                  $     59,406  $       20,418

                                                    ============  ==============


Units sold                                                10,683           3,707

Units redeemed                                            (4,744)           (106)

                                                    ------------  --------------

Net increase (decrease)                                    5,939           3,601

Units outstanding, beginning                               3,601             -

                                                    ------------  --------------

Units outstanding, ending                                  9,540           3,601

                                                    ============  ==============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $     77,920

Cost of units redeemed                                                   (17,206)

Account Charges                                                           (5,614)

Net investment income (loss)                                               1,227

Net realized gain (loss)                                                     189

Realized gain distributions                                                2,788

Net change in unrealized appreciation (depreciation)                         102

                                                                    ------------


                                                                    $     59,406

                                                                    ============



The accompanying notes are an integral part of the financial statements


                AUL American Individual Variable Life Unit Trust

                                     Timothy

                            Strategic Growth Variable

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                 Net Assets      % of Average

                 Unit Value          (000s)        Net Assets       Total Return

                 ---------------------------------------------------------------


12/31/06            $  6.23       $      59               N/A               9.9%

12/31/05               5.67              20               N/A              13.4%

04/20/05               5.00             -                 N/A               0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year




12/31/06        3.1%

12/31/05        0.0%


--------------------------------------------------------------------------------


                AUL American Individual Variable Life Unit Trust

                          NOTES TO FINANCIAL STATEMENTS


    1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES


       The AUL American Individual Variable Life Unit Trust (Variable Account)

       was established by American United Life Insurance Company (AUL) on July

       10, 1997, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account commenced on April 30, 1998. The

       Variable Account is a segregated investment account for individual variable life insurance contracts issued by AUL and invests exclusively in shares of mutual fund portfolios offered by:




--------------------------------------------------------------------

One America Funds, Inc.                            One America Funds

--------------------------------------------------------------------

Fidelity Variable Insurance Products Fund          Fidelity

--------------------------------------------------------------------

American Century Variable Portfolios, Inc.         American Century

--------------------------------------------------------------------

Alger American Fund                                Alger

--------------------------------------------------------------------

T. Rowe Price Equity Series, Inc.                  T. Rowe Price

--------------------------------------------------------------------

T. Rowe Price Fixed Income Series, Inc.            T. Rowe Price

--------------------------------------------------------------------

Janus Aspen Series                                 Janus

--------------------------------------------------------------------

Pioneer Variable Contracts Trust                   Pioneer

--------------------------------------------------------------------

Old Mutual Insurance Series Funds                  Old Mutual

--------------------------------------------------------------------

AIM Variable Insurance Funds                       AIM

--------------------------------------------------------------------

Neuberger Berman Advisers Management Trust         Neuberger Berman

--------------------------------------------------------------------

Calvert Variable Series, Inc.                      Calvert

--------------------------------------------------------------------

Dreyfus Variable Investment Portfolio              Dreyfus

--------------------------------------------------------------------

Vanguard Variable Insurance Funds                  Vanguard

--------------------------------------------------------------------

Timothy Portfolio Variable Series                  Timothy

--------------------------------------------------------------------



       As of December 9, 2005, the PBHG Insurance Series Fund, Inc. (PBHG)

       changed its name to Old Mutual Funds.


       ACCUMULATION UNITS AND UNIT VALUE CLASSES


       In the Statement of Net Assets the units outstanding and accumulation unit values have been rounded to the nearest whole unit or nearest cent, respectively.


       SECURITY VALUATION, TRANSACTIONS AND RELATED INCOME


       The value of investments is based on the Net Asset Value (NAV) reported by the underlying mutual funds (which value their investment securities at market value or, in the absence of readily available market quotations, at fair value) and the number of shares owned by the

       Variable Account. Investment transactions are

--------------------------------------------------------------------------------


                AUL American Individual Variable Life Unit Trust

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)


1.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(CONTINUED)


accounted for on the trade date and dividend income is recorded on the ex-

dividend date.


RELATED PARTY  TRANSACTIONS


AUL, the sponsor of the Variable  Account,  also acts as the investment  advisor for OneAmerica  Funds,  Inc., a mutual fund offered within the Variable Account.

The OneAmerica Funds Inc. is comprised of Value,  Money Market,  Asset Director,

Investment  Grade Bond, and Socially  Responsive (not available for the Variable

Account) portfolios. OneAmerica Funds, Inc. has an investment advisory agreement with AUL. Under the investment  advisory  agreement,  AUL is compensated for its services by a monthly fee based on an annual percentage of the average daily net assets of each portfolio as follows:




Value                  0.50%          Investment Grade Bond               0.50%

Money Market           0.40%          Asset Director                      0.50%



Such fees are included in the calculation of the Net Asset Value per share of the underlying mutual funds.


TAXES


Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a "life insurance company" under the

Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable

Account has not been charged for federal and state income taxes since none have been imposed.


ESTIMATES


The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------


                AUL American Individual Variable Life Unit Trust

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)


1. ORGANIZATION AND SUMMARY OF SELECTED SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


REPORTING PERIODS


Periods less than a calendar year represent the date of commencement of operations to the end of the applicable year.


2.  ACCOUNT CHARGES


With respect to variable life insurance policies funded by the Variable Account,

total account charges during the years ended December 31, 2006 and December 31,

2005 were $7,482,693 and $6,491,514 respectively. The account charges are recorded as a redemption in the accompanying statement of changes in net assets.

Account charge deductions are described as follows:


MODIFIED SINGLE PREMIUM POLICY: AUL assesses (1) cost of insurance charges, (2)

monthly administrative charges not to exceed 0.40% of the account value on an annual basis, (3) mortality and expense risk charges of 0.90% per year for the first 10 policy years and 0.80% per year thereafter, (4) federal tax charges equal to 0.15% of the account value each year for the first 10 years, (5) an annual contract charge of $30.00 each year in which an individual policy's account value does not exceed a specific amount, (6) in the event of surrender,

a surrender charge of 10% decreasing to 0% of premiums surrendered, depending upon policy duration and (7) monthly premium tax charges at an annual rate of

..25% of the account value during the first ten policy years. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.


FLEXIBLE PREMIUM ADJUSTABLE POLICY: AUL assesses (1) cost of insurance charges,

(2) monthly administrative charges of $17.50 per month in the first year and

$6.00 per month thereafter, (3) mortality and expense risk charges of 0.75% per year for the first 10 policy years and 0.25% thereafter and (4) state and local premium taxes of 2.5% of premium and sales charges of 2.5% of premium and (5) in the event of a surrender, 100% of target premium for the first five contract years, reduced by 10% each year for contract years 6 through 15. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.

ONEAMERICA FINANCIAL

PARTNERS, INC.

REPORT OF INDEPENDENT AUDITORS

ON CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2006 AND 2005

PRICEWATERHOUSECOOPERS [LOGO OF PRICEWATERHOUSECOOPERS]


--------------------------------------------------------------------------------


                                                      PRICEWATERHOUSECOOPERS LLP

                                                      300 North Meridian Street

                                                      Indianapolis IN 46204

                                                      Telephone (317) 453 4100

                                                      Facsimile (317) 453 4350


                         REPORT OF INDEPENDENT AUDITORS


To the Board of Directors of American United Mutual Insurance Holding Company

and OneAmerica Financial Partners, Inc.


In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of operations, changes in shareholder's equity and comprehensive income, and cash flows present fairly, in all material respects,

the financial position of OneAmerica Financial Partners, Inc., and subsidiaries

(the "Company") at December 31, 2006 and 2005, and the results of their operations and their cash flows for the years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


\s\ PricewaterhouseCoopers LLP

Indianapolis, Indiana

March 15, 2007

ONEAMERICA FINANCIAL PARTNERS, INC.

CONSOLIDATED BALANCE SHEETS




December 31                                                                    2006          (in millions)         2005

-----------------------------------------------------------------------------------------------------------------------


ASSETS

Investments:

   Fixed maturities - available for sale, at fair value:

      (amortized cost: 2006 - $6,779.9; 2005 - $6,827.4)                  $ 6,801.5                           $ 6,960.4

   Equity securities at fair value:

      (cost: 2006 - $37.0; 2005 - $32.6)                                       49.3                                42.1

   Mortgage loans                                                           1,351.3                             1,338.0

   Real estate, net                                                            34.9                                36.2

   Policy loans                                                               179.0                               176.7

   Short-term and other invested assets                                        22.1                                22.8

   Cash and cash equivalents                                                  165.5                               195.2

-----------------------------------------------------------------------------------------------------------------------

      TOTAL INVESTMENTS                                                     8,603.6                             8,771.4

Accrued investment income                                                      96.6                                96.9

Reinsurance receivables                                                     1,991.0                             1,846.4

Deferred acquisition costs                                                    600.6                               583.6

Value of business acquired                                                    114.6                               118.5

Property and equipment, net                                                    67.1                                67.8

Insurance premiums in course of collection                                     26.5                                31.2

Other assets                                                                  106.5                                91.9

Assets held in separate accounts                                            6,884.8                             5,999.0

-----------------------------------------------------------------------------------------------------------------------

      TOTAL ASSETS                                                        $18,491.3                           $17,606.7

=======================================================================================================================

LIABILITIES AND SHAREHOLDER'S EQUITY

LIABILITIES

   Policy reserves                                                        $ 9,298.5                           $ 9,228.0

   Other policyholder funds                                                   212.4                               223.0

   Pending policyholder claims                                                264.1                               283.0

   Surplus notes and notes payable                                            275.0                               275.0

   Other liabilities and accrued expenses                                     253.1                               318.4

   Deferred gain on indemnity reinsurance                                      80.7                                85.5

   Liabilities related to separate accounts                                 6,884.8                             5,999.0

-----------------------------------------------------------------------------------------------------------------------

      TOTAL LIABILITIES                                                    17,268.6                            16,411.9

=======================================================================================================================

SHAREHOLDER'S EQUITY

   Common stock, no par value - authorized

      1,000 shares; issued and outstanding 100 shares                             -                                   -

   Retained earnings                                                        1,201.8                             1,127.0

   Accumulated other comprehensive income:

      Unrealized appreciation of securities, net of tax                        20.9                                68.2

      Minimum pension liability, net of tax                                       -                                (0.4)

-----------------------------------------------------------------------------------------------------------------------

      TOTAL SHAREHOLDER'S EQUITY                                            1,222.7                             1,194.8

-----------------------------------------------------------------------------------------------------------------------

      TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                          $18,491.3                           $17,606.7

=======================================================================================================================



The accompanying notes are an integral part of the consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.

CONSOLIDATED STATEMENTS OF OPERATIONS




Year ended December 31                                                         2006          (in millions)         2005

-----------------------------------------------------------------------------------------------------------------------


REVENUES:

   Insurance premiums and other considerations                             $  406.4                            $  445.6

   Policy and contract charges                                                173.9                               142.0

   Net investment income                                                      522.6                               451.9

   Realized investment losses, net                                             (5.3)                               (3.5)

   Other income                                                                28.8                                28.2

-----------------------------------------------------------------------------------------------------------------------

      TOTAL REVENUES                                                        1,126.4                             1,064.2

=======================================================================================================================

BENEFITS AND EXPENSES:

   Policy benefits                                                            399.4                               406.3

   Interest expense on annuities and financial products                       235.6                               188.6

   General operating expenses                                                 193.3                               189.2

   Commissions                                                                 73.1                                66.1

   Amortization                                                                84.9                                79.9

   Dividends to policyholders                                                  27.0                                27.1

   Interest expense on surplus notes and notes payable                         19.8                                19.8

-----------------------------------------------------------------------------------------------------------------------

      TOTAL BENEFITS AND EXPENSES                                           1,033.1                               977.0

=======================================================================================================================

Income before income tax expense                                               93.3                                87.2

Income tax expense                                                             25.6                                25.1

-----------------------------------------------------------------------------------------------------------------------

     NET INCOME                                                            $   67.7                            $   62.1

=======================================================================================================================



The accompanying notes are an integral part of the consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY AND COMPREHENSIVE

INCOME




                                                                                 ACCUMULATED OTHER

                                                                            COMPREHENSIVE INCOME (LOSS)

                                                                          -------------------------------

                                                                            UNREALIZED          MINIMUM

                                                                           APPRECIATION         PENSION

                                            COMMON        RETAINED        OF SECURITIES,       LIABILITY,

(IN MILLIONS)                                STOCK        EARNINGS          NET OF TAX         NET OF TAX        TOTAL

-----------------------------------------------------------------------------------------------------------------------


BALANCES, DECEMBER 31, 2004                   $-          $1,064.9            $127.4             $(10.0)       $1,182.3

Comprehensive income:

   Net income                                  -              62.1                 -                  -            62.1

   Other comprehensive income (loss)           -                 -             (59.2)               9.6           (49.6)

                                                                                                               --------

Total comprehensive income                                                                                         12.5

-----------------------------------------------------------------------------------------------------------------------

BALANCES, DECEMBER 31, 2005                    -           1,127.0              68.2               (0.4)        1,194.8

Comprehensive income:

   Net income                                  -              67.7                 -                  -            67.7

   Other comprehensive income (loss)           -                 -             (47.3)               0.4           (46.9)

                                                                                                               --------

Total comprehensive income                                                                                         20.8

   Cumulative effect adjustment (Note 2)       -               7.1                 -                  -             7.1

-----------------------------------------------------------------------------------------------------------------------

BALANCES, DECEMBER 31, 2006                   $-          $1,201.8            $ 20.9             $ (0.0)       $1,222.7

=======================================================================================================================



The accompanying notes are an integral part of the consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.

CONSOLIDATED STATEMENTS OF CASH FLOWS




Year ended December 31                                                         2006          (in millions)         2005

-----------------------------------------------------------------------------------------------------------------------


CASH FLOWS FROM OPERATING ACTIVITIES:

-----------------------------------------------------------------------------------------------------------------------

Net income                                                                $    67.7                           $    62.1

Adjustments to reconcile net income to net cash:

      Amortization                                                             84.9                                79.9

      Depreciation                                                             15.7                                14.8

      Deferred taxes                                                           10.8                                 9.6

      Realized investment losses, net                                           5.3                                 3.5

      Policy acquisition costs capitalized                                    (90.6)                              (99.2)

      Interest credited to deposit liabilities                                235.8                               187.5

      Fees charged to deposit liabilities                                     (76.6)                              (55.8)

      Amortization and accrual of investment income                            (3.3)                               (5.1)

      Increase in insurance liabilities                                       125.1                               121.6

      Increase in other assets                                               (170.6)                             (143.1)

      Increase (decrease) in other liabilities                                (43.5)                               14.4

-----------------------------------------------------------------------------------------------------------------------

Net cash provided by operating activities                                     160.7                               190.2

=======================================================================================================================

CASH FLOWS FROM INVESTING ACTIVITIES:

   Purchases:

      Fixed maturities, available-for-sale                                   (846.4)                           (1,528.8)

      Equity securities                                                       (12.1)                               (3.0)

      Mortgage loans                                                         (180.0)                             (168.4)

      Real estate                                                              (2.1)                               (5.2)

      Short-term and other invested assets                                     (3.4)                               (4.7)

   Proceeds from sales, calls or maturities:

      Fixed maturities, available-for-sale                                    885.4                             1,107.7

      Equity securities                                                         9.0                                 3.6

      Mortgage loans                                                          166.8                               139.2

      Real estate                                                               0.9                                 0.5

      Short-term and other invested assets                                      3.2                                 0.8

   Net transfer from disposal of financial institutions operations             11.3                                   -

   Transfer from indemnity reinsurance transaction                                -                               363.7

-----------------------------------------------------------------------------------------------------------------------

Net cash provided (used) by investing activities                               32.6                               (94.6)

=======================================================================================================================

CASH FLOWS FROM FINANCING ACTIVITIES:

      Deposits to insurance liabilities                                     1,854.1                             1,652.0

      Withdrawals from insurance liabilities                               (2,074.8)                           (1,699.2)

      Other                                                                    (2.3)                               (1.4)

-----------------------------------------------------------------------------------------------------------------------

Net cash used by financing activities                                        (223.0)                              (48.6)

=======================================================================================================================

NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS                          (29.7)                               47.0

=======================================================================================================================

CASH AND CASH EQUIVALENTS BEGINNING OF YEAR                                   195.2                               148.2

=======================================================================================================================

CASH AND CASH EQUIVALENTS END OF YEAR                                     $   165.5                           $   195.2

=======================================================================================================================

NON-CASH TRANSACTIONS DURING THE YEAR

   Fixed maturities, available-for-sale, acquired

   related to the indemnity reinsurance transaction                       $       -                           $ 1,287.4

   Transfer of reserves, net related to the indemnity

   reinsurance transaction                                                        -                             1,651.1

=======================================================================================================================



The accompanying notes are an integral part of the consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1.  NATURE OF OPERATIONS


    OneAmerica Financial Partners, Inc. (OneAmerica or the Company) is a wholly owned subsidiary of American United Mutual Insurance Holding Company (AUMIHC), a mutual insurance holding company based in Indiana. The consolidated financial statements of OneAmerica include the accounts of

    OneAmerica; and its subsidiaries, American United Life Insurance Company

    (AUL), OneAmerica Securities Inc., The State Life Insurance Company (State

    Life), AUL Reinsurance Management Services, LLC, Pioneer Mutual Life Insurance Company (PML) and R.E. Moulton, Inc (Moulton). AUMIHC will at all times, in accordance with the Indiana Mutual Holding Company Law, control at least a majority of the voting shares of the capital stock of AUL, State

    Life and PML through OneAmerica. Policyholder membership rights exist at

    AUMIHC, while the policyholder contract rights remain with AUL, State Life or PML.


    The Company's focus is to provide a range of insurance and financial products and services to customers throughout the United States. Business is conducted through three primary operating divisions:


    o Through the Retirement Services Division the Company offers 401(k) and other corporate retirement plans, tax deferred annuity plans and individual retirement account rollover products to the employer-sponsored market and to retired individuals. These products are distributed through sales and service representatives located in regional offices, selling through independent agents and brokers, third-party administrators,

      employee benefit plan marketing organizations and the Company's career agents.


    o Individual Operations offers a broad range of life, annuity and long-term care products to individuals, families, small business owners and the retirement and pre-retirement markets. Products marketed by Individual

      Operations are distributed through a career agency force, brokers, and personal producing general agents.


    o Group Operations offers traditional and voluntary group life and disability, medical stop-loss, and disability products primarily to employer groups. These products are distributed through brokers, agents and marketing alliances, third party administrators and managing general underwriters.


2.  SIGNIFICANT ACCOUNTING POLICIES


    BASIS OF PRESENTATION


    The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United

    States of America (GAAP). Significant intercompany transactions have been eliminated. AUL, State Life, and PML file separate financial statements with insurance regulatory authorities, which are prepared on the basis of statutory accounting practices that are significantly different from financial statements prepared in accordance with GAAP. These financial statements are described in detail in Note 14-Statutory Information.

    The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements,

    and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

ONEAMERICA FINANCIAL PARTNERS, INC.

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED


    INVESTMENTS


    Fixed maturity securities, which may be sold to meet liquidity and other needs of the Company, are categorized as available-for-sale and are stated

    at fair value. Unrealized gains and losses resulting from carrying available-for-sale securities at fair value are reported in equity, net of deferred taxes and valuation adjustment. Equity securities are stated at fair value.


    Costs incurred or fees received upon origination of investments are deferred. Such costs, fees, discounts and premiums are amortized as yield adjustments over the contractual lives of the investments. The Company considers anticipated prepayments on mortgage-backed securities in determining estimated future yields on such securities.


    Mortgage loans on real estate are carried at their unpaid principal balance, less an impairment allowance for estimated uncollectible amounts.

    Real estate is reported at cost, less accumulated depreciation.

    Depreciation is calculated (straight line) over the estimated useful lives of the related assets. Investment in real estate is net of accumulated depreciation of $46.0 million and $45.5 million at December 31, 2006 and

    2005, respectively. Depreciation expense for investment in real estate amounted to $2.5 million and $2.4 million for 2006 and 2005, respectively.

    Policy loans are carried at their unpaid balance. Other invested assets are reported at cost, plus the Company's equity in undistributed net equity since acquisition. Short-term investments include investments with maturities of one year or less at the date of acquisition and are carried at amortized cost, which approximates market value. Short-term certificates of deposit and savings certificates with durations less than three months are considered to be cash equivalents. The carrying amount for cash and cash equivalents approximates market value.


    Realized gains and losses on sale or call of investments are based upon specific identification of the investments sold and do not include amounts allocable to separate accounts. The Company's accounting policy requires that a decline in the fair value of a security below its amortized cost basis be assessed to determine if the decline is other-than-temporary. If so, the security is deemed to be other-than-temporarily impaired and a net realized loss is recorded for the difference between the fair value and amortized cost basis of the security. The fair value of the impaired investment becomes its new cost basis.


    DEFERRED POLICY ACQUISITION COSTS


    Those costs of acquiring new business, which vary with and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable. Such costs include commissions,

    certain costs of policy underwriting and issue, and certain variable agency expenses. These costs are amortized with interest over the lifetime of the contract, which is approximated as follows:


    o For participating whole life insurance products, over 30 years in relation to the present value of estimated gross margins from expenses, investments and mortality, discounted using the expected investment yield.


    o For universal life-type policies and investment contracts, over 30 years and 20 years, respectively, in relation to the present value of estimated gross profits from surrender charges and investment, mortality and expense margins, discounted using the interest rate credited to the policy.


    o For recently issued term life insurance products, over the level premium period, which ranges from 10 to 20 years, in relation to the anticipated annual premium revenue, using the same assumptions used in calculating policy benefits. For older term life insurance products, over 30 years, in relation to the anticipated annual premium revenue, using the same assumptions used in calculating policy benefits.

ONEAMERICA FINANCIAL PARTNERS, INC.

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED


    o For miscellaneous group life and individual and group health policies,

      straight line over the expected life of the policy.


    Recoverability of the unamortized balance of deferred policy acquisition costs is evaluated regularly. For universal life-type contracts, investment contracts and participating whole life policies, the accumulated amortization is adjusted (increased or decreased) whenever there is a material change in the estimated gross profits or gross margins expected over the life of a block of business to maintain a constant relationship between cumulative amortization and the present value of gross profits or gross margins. For most other contracts, the unamortized asset balance is reduced by a charge to income only when the present value of future cash flows, net of the policy liabilities, is not sufficient to cover such asset balance.


    Deferred acquisition costs, for applicable products, are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in

    "Accumulated other comprehensive income" and this adjustment is reflected as "valuation adjustment" in Note 5 - Other Comprehensive Income and Note

    7 - Valuation of Business Acquired.


    ASSETS HELD IN SEPARATE ACCOUNTS


    Separate accounts are funds on which investment income and gains or losses accrue directly to certain policies, primarily variable annuity contracts,

    equity-based pension and profit sharing plans and variable universal life policies. The assets of these accounts are legally segregated and are valued at fair value. The related liabilities are recorded at amounts equal to the underlying assets; the fair value of these liabilities is equal to their carrying amount.


    PROPERTY AND EQUIPMENT


    Property and equipment includes real estate owned and occupied by the

    Company. Property and equipment is carried at cost, net of accumulated depreciation of $103.3 million and $97.8 million as of December 31, 2006 and 2005, respectively. The Company provides for depreciation of property and equipment using the straight-line method over its estimated useful life. Depreciation expense for 2006 and 2005 was $13.2 million and $12.4 million, respectively.


    PREMIUM REVENUE AND BENEFITS TO POLICYHOLDERS


    The premiums and benefits for whole life and term insurance products and certain annuities with life contingencies (immediate annuities) are fixed and guaranteed. Such premiums are recognized as premium revenue when due.

    Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the amortization of deferred policy acquisition costs.


    Universal life policies and investment contracts are policies with terms that are not fixed and guaranteed. The terms that may be changed could include one or more of the amounts assessed the policyholder, premiums paid by the policyholder or interest accrued to policyholder balances. The amounts collected from policyholders for these policies are considered deposits, and only the deductions during the period for cost of insurance,

    policy administration and surrenders are included in revenue. Policy benefits and claims that are charged to expense include net interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

ONEAMERICA FINANCIAL PARTNERS, INC.

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED


    RESERVES FOR FUTURE POLICY AND CONTRACT BENEFITS


    Liabilities for future policy benefits for participating whole life policies are calculated using the net level premium method and assumptions as to interest and mortality. The interest rate is the dividend fund interest rate and the mortality rates are those guaranteed in the calculation of cash surrender values described in the contract. Liabilities for future policy benefits for term life insurance and life reinsurance policies are calculated using the net level premium method and assumptions as to investment yields, mortality, withdrawals and expenses. The assumptions are based on projections of past experience and include provisions for possible unfavorable deviation. These assumptions are made at the time the contract is issued. Liabilities for future policy benefits on universal life and investment contracts consist principally of policy account values, plus certain deferred policy fees, which are amortized using the same assumptions and factors used to amortize the deferred policy acquisition costs. If the future benefits on investment contracts are guaranteed (immediate annuities with benefits paid for a period certain),

    the liability for future benefits is the present value of such guaranteed benefits. The liabilities for group products are generally calculated as an unearned premium reserve. Claim liabilities include provisions for reported claims and estimates based on historical experience for claims incurred but not reported.


    CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS


    The Company issues variable annuity contracts which include certain guarantees payable in the event of death, annuitization or at specified dates. The latter two benefits are referred to as living benefits. For those guarantees of benefits payable in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the account balance. For the living benefit guarantees, the net amount at risk is based on the present value of the guaranteed minimum annuity payments in excess of the account balance. The net amount at risk for the combination of the death and living benefit guarantees was $14.6 million and $24.2 million at December 31, 2006 and 2005, respectively. The associated reserves for these guarantees were $3.1 million and $2.0 million as of December 31, 2006 and 2005, respectively.


    The Company defers certain sales inducements and amortizes them over the anticipated life of the policy. Sales inducements deferred totaled $7.4 million and $6.2 million for 2006 and 2005, respectively. Amounts amortized totaled $1.6 million and $1.0 million for 2006 and 2005, respectively. The unamortized balance of deferred sales inducements are included in "other assets" and totaled $20.0 million and $14.2 million at December 31, 2006 and 2005, respectively.


    INCOME TAXES


    The provision for income taxes includes amounts currently payable and deferred income taxes resulting from the temporary differences in the assets and liabilities determined on a tax and financial reporting basis.


    COMPREHENSIVE INCOME


    Comprehensive income is the change in equity of the Company that results from recognized transactions and other economic events of the period other than transactions with the policyholders. Comprehensive income includes net income, net unrealized gains (losses) on available-for-sale securities and changes in the minimum pension liability.


    RECLASSIFICATION


    Certain 2005 balances have been reclassified to conform to the 2006 presentation.

ONEAMERICA FINANCIAL PARTNERS, INC.

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED


    DERIVATIVES


    The Company has adopted SFAS No. 133, "Accounting for Derivative

    Instruments and Hedging Activities," which establishes accounting and reporting standards for derivative instruments and hedging activities, and requires recognition of all derivatives as either assets or liabilities measured at fair value. At December 31, 2006, the Company did not hold any derivative instruments or hedges.


    GOODWILL AND OTHER INTANGIBLE ASSETS


    SFAS No. 141, "Business Combinations", requires the Company to account for all business combinations within the scope of the statement under the purchase method except for mergers of mutual companies. SFAS No. 142,

    "Goodwill and Other Intangible Assets," requires that an intangible asset acquired either individually or with a group of other assets shall initially be recognized and measured based on fair value. An intangible asset with a finite life is amortized over its useful life; an intangible asset with an indefinite useful life, including goodwill, is not amortized.

    All indefinite lived intangible assets shall be tested for impairment at least annually in accordance with SFAS No. 142. The Company performed this test during 2006 and 2005 and determined that a $1.0 million impairment was required in 2005 on its goodwill related to the Financial Institutions insurance operations.


    The Company ceased the amortization of goodwill as of January 1, 2002.

    Total goodwill, which is included in 'Other assets' on the consolidated balance sheet, was $17.3 million and $20.5 million at December 31, 2006 and

    2005, respectively.


    The Company reports a financial asset representing the value of business acquired ("VOBA"), which is an intangible with a finite life. VOBA represents the present value of future profits embedded in acquired insurance and annuities. VOBA is being amortized over the expected life of the acquired contracts based on estimated gross profits from the contracts and anticipated future experience, which is updated periodically. The effects of changes in estimated gross profits, which are evaluated regularly, are reflected in amortization expense in the period such estimates of expected future profits are revised. For further detail refer to Note 3-Acquisitions and Other Significant Transactions and Note 7-Value

    of Business Acquired.


    NEW ACCOUNTING PRONOUNCEMENTS


    In July 2006, the Financial Accounting Standards Board ("FASB") released

    FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes"

    ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Company's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. The guidance is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and does not expect a material impact on the consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED


    In November 2005, the FASB issued FASB Staff Position (FSP) FAS 115-1, "The

    Meaning of Other-Than- Temporary Impairment and Its Application to Certain

    Investments" (FSP FAS 115-1). Effective for reporting periods beginning after December 15, 2005, FSP FAS 115-1 provides additional guidance for determining whether an impairment is other-then-temporary and also includes guidance for accounting for an investment subsequent to an other-than-temporary impairment. Our adoption on FSP FAS 115-1 in January

    2006 did not have a material effect on the Company's consolidated financial statements.


    The FASB issued FAS 154, "Accounting Changes and Error Corrections" (SFAS

    154) in May 2005 and is effective for 2006. SFAS 154 replaces APB Opinion

    No. 20, "Accounting Changes" and FASB Statement No. 3, "Reporting

    Accounting Changes in Interim Financial Statements" and changes the requirements for the accounting for and reporting of a change in accounting principle. The Company's adoption of SFAS 154 did not have a material effect on the Company's consolidated financial statements.


    The FASB issued FAS 155, "Accounting for Certain Hybrid Financial

    Instruments" (SFAS 155) in February 2006 and is effective for 2007. SFAS

    154 amends FASB Statement No. 133, "Accounting for Derivative Instruments

    and Hedging Activities" and FASB Statement No. 140, "Accounting for

    Transfers and Servicing of Financial Assets and Extinguishments of

    Liabilities". SFAS 155 permits the fair value remeasurement of hybrid investments containing an embedded derivative. The Company's adoption of

    FAS 155 is not expected to have a material effect on the Company's consolidated financial statements.


    In February 2006, the FASB issued FAS 157, "Fair Value Measurements" (SFAS

    157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of December 31, 2006, the Company does not believe the adoption of SFAS 157 will impact the amounts reported in the consolidated financial statements,

    however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations.


    In September 2006, the FASB issued FAS 158, "Employers' Accounting for

    Defined Benefit Pension and Other Postretirement Plan" (SFAS 158). This

    statement requires recognition of the overfunded or underfunded status of defined benefit pension and other postretirement plans as an asset or a liability in the balance sheet and changes in the funded status to be recognized in other comprehensive income. This requirement is effective for

    2007 and the adoption of SFAS 158 is expected to result in a decrease in equity of approximately $21 million. The statement also requires the measurement of the funded status of a plan as of the date of the balance sheet. The requirement to measure plan assets and benefit obligations as of the date of the employer's fiscal year-end statement of financial position is effective for fiscal years ending after December 15, 2008.


    In February 2007, the FASB issued FAS 159, "The Fair Value Option for

    Financial Assets and Financial Liabilities - including an amendment of SFAS

    115" (SFAS 159). This standard permits entities to elect to measure financial instruments and certain other items at fair value. SFAS 159 is effective for financial statements issued for fiscal years beginning after

    November 15, 2007 and interim periods within those fiscal years. The Company is currently assessing the potential effects of SFAS 159 on the consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED


    In September 2005, the Accounting Standards Executive Committee issued SOP

    05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs

    in Connection With Modifications or Exchanges of Insurance Contracts" (SOP

    05-1) for 2007. SOP 05-1 provides guidance on internal replacements of insurance and investment contracts, whereby an existing policyholder exchanges a current contract for a new contract, and whether certain acquisition costs associated with the original contract may continue to be deferred or must be expensed immediately. Under the terms of SOP 05-1,

    internal replacements qualifying for continued deferral of original acquisition costs must demonstrate that the new contract is substantially unchanged from the original contract, including coverage provided, insured individual, investment returns, and any dividend participation rights.

    Management is continuing to evaluate the implications of SOP 05-1 and does not expect a material impact on the consolidated financial statements.


    In September 2006, the SEC issued Staff Accounting Bulletin No. 108, "Considering the Effects of Prior Year Misstatements when Quantifying

    Misstatements in Current Year Financial Statements" (SAB 108). This

    guidance was issued in order to eliminate diversity of practice surrounding misstatements in financial statements. The provisions of SAB 108 have been adopted using the cumulative effect transition methodology in connection with the 2006 consolidated financial statements. The cumulative effects adjustment related to deferred taxes from a 2002 transaction that were previously considered immaterial, and resulted in a $7.1 million increase to a deferred tax asset and an increase to retained earnings.


3.  ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS


    On May 1, 2006, AUL disposed of its Financial Institutions operations. This transaction included the Financial Institutions reporting unit consisting of CNL Financial Corporation (CNL) and its subsidiaries and all credit-related insurance business issued by AUL. The sale was a stock sale of the CNL companies and an indemnity reinsurance arrangement for AUL's

    Financial Institutions business. The transaction did not result in a material gain or loss to the enterprise and resulted in net proceeds of

    $11.3 million received in 2006.


    In October 2005, State Life assumed a block of life insurance and annuity contracts from Golden Rule Insurance Company (Golden Rule), a subsidiary of

    United Healthcare, Inc. under an indemnity reinsurance agreement. The transaction included a transfer of cash, accrued interest and invested assets of $1,675.8 million to State Life, net of a ceding commission to

    Golden Rule. The transaction resulted in VOBA of $117.1 million. Also refer to Note 7 - Value of Business Acquired for further detail regarding current

    VOBA activity.

ONEAMERICA FINANCIAL PARTNERS, INC.

3.  ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS, CONTINUED


    The following table represents an allocation of the assets acquired and liabilities assumed:




                                                                                                         (in millions)

-----------------------------------------------------------------------------------------------------------------------


Total invested assets                                                                                       $1,659.0

Accrued investment income                                                                                       16.8

Reinsurance receivable                                                                                          58.9

Value of business acquired                                                                                     117.1

Insurance premiums in course of collection                                                                       0.4

-----------------------------------------------------------------------------------------------------------------------

   Total assets acquired                                                                                    $1,852.2

-----------------------------------------------------------------------------------------------------------------------

Policy reserves                                                                                             $1,834.1

Other policyholder funds                                                                                        10.2

Pending policyholder claims                                                                                      4.1

Other liabilities and accrued expenses                                                                           3.8

-----------------------------------------------------------------------------------------------------------------------

   Total liabilities assumed                                                                                $1,852.2

=======================================================================================================================



    On July 1, 2002, Employers Reinsurance Corporation ("ERC") began reinsuring the majority of the Company's reinsurance operations, including its life,

    long term care and international reinsurance business. The transaction structure involved two indemnity reinsurance agreements and the sale of certain assets. The liabilities and obligations associated with the reinsured contracts remain on the balance sheet of the Company with a corresponding reinsurance receivable from ERC. The transaction included a transfer of reserves to ERC of $574.5 million and ERC paid a ceding commission to the Company of $174.3 million, net of certain assets sold. In connection with the transaction, a trust account has been established which provides for securities to be held in support of the reinsurance receivables. The market value of investments held in this trust was

    $1,295.0 million at December 31, 2006.


    As a result of the ERC transaction, a deferred gain of $107.1 million was generated, and was recorded as a deferred gain on the Company's balance sheet in accordance with the requirements of SFAS 113, "Reporting for

    Reinsurance of Short-Duration and Long-Duration Contracts." The gain is being amortized into earnings at the rate that earnings on the reinsured business are expected to emerge. The Company recognized $4.8 million and

    $7.8 million of deferred gain amortization in 2006 and 2005, respectively,

    which is included in other income.

ONEAMERICA FINANCIAL PARTNERS, INC.

4.  INVESTMENTS


    The amortized cost and fair value of investments in fixed maturity and marketable equity securities by type of investment were as follows:




                                                                              DECEMBER 31, 2006

------------------------------------------------------------------------------------------------------------------

DESCRIPTION OF SECURITIES                                                     GROSS UNREALIZED

(IN MILLIONS)                                           AMORTIZED           ---------------------          FAIR

                                                          COST              GAINS          LOSSES          VALUE

------------------------------------------------------------------------------------------------------------------


Available-for-sale:

Obligations of U.S. government, states,

   political subdivisions and

   foreign governments                                  $  197.2            $  4.4         $  3.7         $  197.9

Corporate securities                                     4,898.6             107.7           79.2          4,927.1

Mortgage-backed securities                               1,684.1              13.8           21.4          1,676.5

------------------------------------------------------------------------------------------------------------------

      Total fixed maturities                             6,779.9             125.9          104.3          6,801.5

Equity securities                                           37.0              12.3              -             49.3

------------------------------------------------------------------------------------------------------------------

      Total                                             $6,816.9            $138.2         $104.3         $6,850.8

==================================================================================================================





                                                                              DECEMBER 31, 2005

------------------------------------------------------------------------------------------------------------------

DESCRIPTION OF SECURITIES                                                      GROSS UNREALIZED

(IN MILLIONS)                                           AMORTIZED           ---------------------          FAIR

                                                           COST             GAINS          LOSSES          VALUE

------------------------------------------------------------------------------------------------------------------


Available-for-sale:

Obligations of U.S. government, states,

   political subdivisions and

   foreign governments                                  $  217.1            $  6.8          $ 2.9         $  221.0

Corporate securities                                     4,886.2             170.0           45.1          5,011.1

Mortgage-backed securities                               1,724.1              21.0           16.8          1,728.3

------------------------------------------------------------------------------------------------------------------

      Total fixed maturities                             6,827.4             197.8           64.8          6,960.4

Equity securities                                           32.6               9.5              -             42.1

------------------------------------------------------------------------------------------------------------------

      Total                                             $6,860.0            $207.3          $64.8         $7,002.5

==================================================================================================================



    The following tables show the gross unrealized losses and fair value of

    Company's investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

ONEAMERICA FINANCIAL PARTNERS, INC.

4.  INVESTMENTS, CONTINUED


    Gross Unrealized Loss Positions for Fixed Maturities as of December 31,

    2006:




-----------------------------------------------------------------------------------------------------------------------

                                       LESS THAN 12 MONTHS             12 MONTHS OR MORE                   TOTAL

                                       -------------------            ------------------            -------------------

DESCRIPTION OF SECURITIES              FAIR     UNREALIZED            FAIR    UNREALIZED            FAIR     UNREALIZED

(IN MILLIONS)                          VALUE      LOSSES              VALUE     LOSSES              VALUE      LOSSES

-----------------------------------------------------------------------------------------------------------------------


Obligations of U.S. government,

   states, political subdivisions

   and foreign governments           $   25.4      $ 0.3            $   93.8     $ 3.4            $  119.2      $  3.7

Corporate securities                  1,162.1       17.0             1,746.9      62.2             2,909.0        79.2

Mortgage-backed securities              465.5        4.9               614.8      16.5             1,080.3        21.4

-----------------------------------------------------------------------------------------------------------------------

                                     $1,653.0      $22.2            $2,455.5     $82.1            $4,108.5      $104.3

=======================================================================================================================



    Gross Unrealized Loss Positions for Fixed Maturities as of December 31,

    2005:




-----------------------------------------------------------------------------------------------------------------------

                                       LESS THAN 12 MONTHS             12 MONTHS OR MORE                   TOTAL

                                       -------------------            ------------------            -------------------

DESCRIPTION OF SECURITIES              FAIR     UNREALIZED            FAIR    UNREALIZED            FAIR     UNREALIZED

(IN MILLIONS)                          VALUE      LOSSES              VALUE     LOSSES              VALUE      LOSSES

-----------------------------------------------------------------------------------------------------------------------


Obligations of U.S. government,

   states, political subdivisions

   and foreign governments           $   47.9      $ 1.0             $ 60.6      $ 1.9            $  108.5      $ 2.9

Corporate securities                  1,153.2       22.8              551.7       22.3             1,704.9       45.1

Mortgage-backed securities              550.1        7.8              285.1        9.0               835.2       16.8

-----------------------------------------------------------------------------------------------------------------------

                                     $1,751.2      $31.6             $897.4      $33.2            $2,648.6      $64.8

=======================================================================================================================



    OBLIGATIONS OF U.S. GOVERNMENT, STATES, POLITICAL SUBDIVISIONS AND FOREIGN

    GOVERNMENTS. The unrealized losses on the Company's investments in obligations of U.S. government, states, political subdivisions and foreign governments were primarily caused by interest rate increases. The contractual terms of these investments do not permit the issuer to settle the securities at a price less than the amortized cost of the investment.

    Because the Company has the ability and intent to hold these investments until a recovery of fair value, which may be maturity, the Company does not consider these investments to be other-than-temporarily impaired at

    December 31, 2006.


    CORPORATE SECURITIES. The $79.2 million of gross unrealized losses is comprised of $75.8 million related to investment grade securities and $3.4 million related to below investment grade securities. Approximately $.7 million of the total gross unrealized losses represented declines in value of greater than 10 percent, none of which had been in that position for a period of 12 months or more, and substantially all of which were less than six months. The $62.2 million of gross unrealized losses of 12 months or more crossed all sectors of business and were mostly interest related.

    There were no individual issuers with gross unrealized losses greater than

    $.7 million. Based on a review of the above information in conjunction with other factors as outlined in the Company's policy surrounding other-than-temporary impairments, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2006.

ONEAMERICA FINANCIAL PARTNERS, INC.

4.  INVESTMENTS, CONTINUED


    MORTGAGE BACKED SECURITIES. The unrealized losses on the Company's investment in federal agency mortgage backed securities were caused by interest rate increases. The Company purchased these investments at a discount relative to their face amount, and the contractual cash flows of these investments are guaranteed by an agency of the U.S. government.

    Accordingly, it is expected that the securities would not be settled at a price less than the amortized cost of the Company's investment. Because the decline in market value is attributable to changes in interest rates and not credit quality and because the Company has the ability and intent to hold these investments until a recovery of fair value, which may be maturity, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2006.


    MARKETABLE EQUITY SECURITIES. As of December 31, 2006, gross unrealized losses on equity securities were less than $.1 million. Based on a review of this information in conjunction with other factors outlined in the

    Company's policy related to other-than-temporary impairments, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2006.


    The amortized cost and fair value of fixed maturity securities at

    December 31, 2006, by contractual average maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.




                                                                               AVAILABLE-FOR-SALE

                                                            ----------------------------------------------------

(in millions)                                               AMORTIZED COST                            FAIR VALUE

----------------------------------------------------------------------------------------------------------------


Due in one year or less                                        $  165.0                                $  164.9

Due after one year through five years                           1,589.0                                 1,601.6

Due after five years through 10 years                           2,150.6                                 2,139.8

Due after 10 years                                              1,191.2                                 1,218.7

----------------------------------------------------------------------------------------------------------------

                                                                5,095.8                                 5,125.0

Mortgage-backed securities                                      1,684.1                                 1,676.5

----------------------------------------------------------------------------------------------------------------

                                                               $6,779.9                                $6,801.5

----------------------------------------------------------------------------------------------------------------



Net investment income consisted of the following:




Years ended December 31                                            2006           (in millions)            2005

----------------------------------------------------------------------------------------------------------------


Fixed maturity securities                                        $395.1                                  $334.5

Equity securities                                                   1.2                                     1.1

Mortgage loans                                                     99.5                                    97.7

Real estate                                                        16.1                                    15.8

Policy loans                                                       11.0                                    10.4

Other                                                              22.9                                    15.1

----------------------------------------------------------------------------------------------------------------

Gross investment income                                           545.8                                   474.6

Investment expenses                                                23.2                                    22.7

----------------------------------------------------------------------------------------------------------------

Net investment income                                            $522.6                                  $451.9

================================================================================================================


ONEAMERICA FINANCIAL PARTNERS, INC.

4.  INVESTMENTS, CONTINUED


    Proceeds from the sales of investments in fixed maturities during 2006 and

    2005 were approximately $328.2 million and $598.1 million, respectively.

    Gross gains of $2.5 million and $0.9 million, and gross losses of $10.1 million and $4.9 million were realized in 2006 and 2005, respectively. The change in unrealized appreciation of fixed maturities amounted to approximately ($111.4) million and ($144.4) million in 2006 and 2005,

    respectively.


    There were no other-than-temporary realized losses in 2006 nor 2005. The

    Company does not continue to accrue income on non-income producing investments.


    Realized investment gains (losses) consisted of the following:




Years ended December 31                                         2006            (in millions)          2005

-------------------------------------------------------------------------------------------------------------


Fixed maturity securities                                      $(7.6)                                 $(4.0)

Equity securities                                                1.2                                    0.5

Other securities                                                 1.1                                      -

-------------------------------------------------------------------------------------------------------------

Realized investment losses                                     $(5.3)                                 $(3.5)

=============================================================================================================



    The Company maintains a diversified mortgage loan portfolio and exercises internal limits on concentrations of loans by geographic area, industry,

    use and individual mortgagor. At December 31, 2006, the largest geographic concentrations of commercial mortgage loans were in California, Texas and

    North Carolina where approximately 25 percent of the portfolio was invested. A total of 32 percent of the mortgage loans have been issued on retail properties, primarily backed by long-term leases or guarantees from strong credits.


    The Company had outstanding mortgage loan commitments of approximately $81.9 million and $90.8 million at December 31, 2006 and 2005, respectively.


    There was one fixed maturity investment that was non-income-producing at

    December 31, 2006, with a total book value of $1 thousand. At December 31,

    2005, the Company had two investments that were non-income-producing with a total book value of $10 thousand.


5.  OTHER COMPREHENSIVE INCOME (LOSS)


    Accumulated other comprehensive income consisted of the following:




At December 31                                                 2006            (in millions)            2005

-------------------------------------------------------------------------------------------------------------


Unrealized appreciation:

   Fixed maturity securities                                 $ 21.6                                   $133.0

   Equity securities                                           12.3                                      9.5

Valuation adjustment                                           (1.6)                                   (36.5)

Deferred taxes                                                (11.4)                                   (37.8)

-------------------------------------------------------------------------------------------------------------

Total unrealized appreciation, net of tax                      20.9                                     68.2

Minimum pension liability, net of tax                             -                                     (0.4)

-------------------------------------------------------------------------------------------------------------

Accumulated other comprehensive income                       $ 20.9                                   $ 67.8

=============================================================================================================


ONEAMERICA FINANCIAL PARTNERS, INC.

5.  OTHER COMPREHENSIVE INCOME (LOSS), CONTINUED


    The components of comprehensive income (loss), other than net income, are illustrated below:




Years ended December 31                                                         2006        (in millions)         2005

-----------------------------------------------------------------------------------------------------------------------


Other comprehensive income, net of tax:

Minimum pension liability adjustment,

   net of tax-2006, ($0.2); 2005, ($5.2)                                      $  0.4                            $  9.6

Unrealized appreciation on securities,

   net of tax-2006, $26.4; 2005, $31.9                                         (52.3)                            (61.7)

Reclassification adjustment for gains

   included in net income,

   net of tax-2006, ($2.6); 2005, ($1.3)                                         5.0                               2.5

-----------------------------------------------------------------------------------------------------------------------

   Other comprehensive income (loss), net of tax                              $(46.9)                           $(49.6)

=======================================================================================================================



6.  DEFERRED POLICY ACQUISITION COSTS


    The balances of and changes in deferred policy acquisition costs are as follows:




Years ended December 31                                                         2006        (in millions)         2005

-----------------------------------------------------------------------------------------------------------------------


Balance, beginning of year                                                    $583.6                            $509.3

Capitalization of deferred acquisition costs                                    90.6                              99.2

Amortization of deferred acquisition costs                                     (76.1)                            (76.9)

Disposal of credit insurance operations                                        (27.6)                                -

Change in valuation adjustment                                                  30.1                              52.0

-----------------------------------------------------------------------------------------------------------------------

Balance, end of year                                                          $600.6                            $583.6

=======================================================================================================================



7. VALUATION OF BUSINESS ACQUIRED


   The balance of and changes in VOBA are as follows:




Years ended December 31                                                         2006        (in millions)         2005

-----------------------------------------------------------------------------------------------------------------------


Balance, beginning of year                                                    $118.5                            $  4.4

Acquisitions                                                                       -                             117.1

Amortization (1)                                                                (8.7)                             (3.0)

-----------------------------------------------------------------------------------------------------------------------

   Subtotal                                                                    109.8                             118.5

Valuation adjustment                                                             4.8                                 -

-----------------------------------------------------------------------------------------------------------------------

Balance, end of year                                                          $114.6                            $118.5

=======================================================================================================================



    (1) The average expected life of VOBA varies by product, and is 28 years for the overall block of acquired business. The interest accrual rate varies by product, and is 4% for the overall block of acquired business.

ONEAMERICA FINANCIAL PARTNERS, INC.

7.  VALUATION OF BUSINESS ACQUIRED, CONTINUED


    The following table provides estimated future amortization, net of interest,

    for the periods indicated:




                                                                                                             VOBA

(in millions)                                                                                            AMORTIZATION

-----------------------------------------------------------------------------------------------------------------------


2007                                                                                                       $  7.2

2008                                                                                                          6.7

2009                                                                                                          6.5

2010                                                                                                          6.2

2011                                                                                                          6.0

2012 and thereafter                                                                                          77.2

-----------------------------------------------------------------------------------------------------------------------

Total                                                                                                      $109.8

=======================================================================================================================



8.  INSURANCE LIABILITIES


    Insurance liabilities consisted of the following:




-----------------------------------------------------------------------------------------------------------------------

                                                              MORTALITY OR

                                            WITHDRAWAL         MORBIDITY          INTEREST RATE          DECEMBER 31,

                                            ASSUMPTION        ASSUMPTION            ASSUMPTION         2006        2005

                                                                                                        (in millions)

-----------------------------------------------------------------------------------------------------------------------


Future policy benefits:

   Participating whole life contracts        COMPANY            COMPANY            2.5% TO 6.0%    $  930.7    $  899.6

                                            EXPERIENCE         EXPERIENCE

   Universal life-type contracts               N/A                N/A                  N/A          1,706.3     1,607.6

   Other individual life contracts           COMPANY            COMPANY            2.5% TO 6.0%       802.4       760.8

                                            EXPERIENCE         EXPERIENCE

   Accident and health                         N/A              COMPANY                N/A            679.2       584.7

                                                               EXPERIENCE

   Annuity products                            N/A                N/A                  N/A          4,712.9     4,860.1

   Group life and health                       N/A                N/A                  N/A            467.0       515.2

Other policyholder funds                       N/A                N/A                  N/A            212.4       223.0

Pending policyholder claims                    N/A                N/A                  N/A            264.1       283.0

-----------------------------------------------------------------------------------------------------------------------

   Total insurance liabilities                                                                     $9,775.0    $9,734.0

=======================================================================================================================



    Participating life insurance policies, for which dividends are expected to be paid, represent approximately 24.3 percent and 23.9 percent of the total individual life insurance in force at both December 31, 2006 and 2005,

    respectively. Participating policies represented 32.0 percent and 44.6 percent of statutory life net premium income for 2006 and 2005,

    respectively. The amount of dividends to be paid is determined annually by the Board of Directors.

ONEAMERICA FINANCIAL PARTNERS, INC.

9.  BENEFIT PLANS


    The Company has a funded noncontributory defined benefit pension plan that covers substantially all of its employees. Company contributions to the employee plan are made periodically in an amount between the minimum ERISA required contribution and the maximum tax-deductible contribution. The plan provides defined benefits based on years of service and final average salary. The assets of the defined benefit plan are held by the Company under a group annuity contract.


    The Company sponsors a non-contributory, unfunded defined supplemental excess benefit plan for certain executives where benefits accrue and vest at the same rate as the qualified plan.


    The Company also has multiple postretirement benefit plans covering substantially all of its retired employees and certain agents (retirees).

    Employees and agents with at least 10 years of plan participation may become eligible for such benefits if they reach retirement age while working for the Company. Employees hired on or after October 1, 2004, are no longer eligible for retiree health benefits. The medical plans are contributory, with retiree contributions adjusted annually. The Company contributions for pre-65 retirees were frozen at the 2005 contribution level. For post-65 retirees the Company's dollar amount of contribution was capped at the 2000 amount. The dental and life insurance plans are noncontributory. There are no specific plan assets for this postretirement liability as of December 31, 2006 and 2005. Claims incurred for benefits are funded by Company contributions.


    The Company uses a December 31 measurement date for the defined benefit plan and a September 30 measurement date for the other postretirement benefit plans.


    Obligations and Funded Status:




                                                            PENSION BENEFITS                OTHER BENEFITS

                                                          -------------------             ------------------

(in millions)                                             2006           2005              2006        2005

------------------------------------------------------------------------------------------------------------


Employer contributions                                   $16.7         $ 15.0            $  1.8      $  1.4

Employee contributions                                       -              -               1.2         1.1

Benefit payments                                           2.0            1.8               3.0         2.6

Funded status (deficit)                                    8.1          (15.3)            (40.2)      (40.6)

============================================================================================================



    Amounts recognized in the statement of financial position consist of:




                                                            PENSION BENEFITS                OTHER BENEFITS

                                                          -------------------             ------------------

(in millions)                                             2006           2005             2006         2005

------------------------------------------------------------------------------------------------------------


Prepaid benefit cost                                     $32.7          $22.7           $    -      $     -

Accrued benefit cost                                         -              -            (40.6)       (38.5)

Intangible assets                                            -              -                -          4.8

Accumulated other comprehensive income                       -              -             (0.7)         0.7

------------------------------------------------------------------------------------------------------------

Net amount recognized                                    $32.7          $22.7           $(41.3)     $ (33.0)

============================================================================================================


ONEAMERICA FINANCIAL PARTNERS, INC.

9.  BENEFIT PLANS, CONTINUED


    Pension Benefits:




                                                                                                    DECEMBER 31,

                                                                                              -------------------------

(in millions)                                                                                 2006                2005

-----------------------------------------------------------------------------------------------------------------------


Projected benefit obligation                                                                 $112.3              $109.7

Accumulated benefit obligation                                                                 93.5                91.0

Fair value of plan assets                                                                     120.4                94.4

=======================================================================================================================



    Additional Information:




                                                            PENSION BENEFITS                         OTHER BENEFITS

                                                          -------------------                      ------------------

(in millions)                                             2006           2005                      2006          2005

-----------------------------------------------------------------------------------------------------------------------


Increase (decrease) in minimum pension liability

   included in other comprehensive income, net of tax    $  -           $(9.3)                    $(0.4)        $(0.3)

Net periodic benefit cost                                 6.7             6.4                       5.0           5.7

=======================================================================================================================



    Weighted-average assumptions used to determine benefit obligations at

    December 31:




                                                            PENSION BENEFITS                         OTHER BENEFITS

                                                          -------------------                      ------------------

(in millions)                                             2006           2005                      2006          2005

-----------------------------------------------------------------------------------------------------------------------


Discount rate                                            6.15%          5.75%                     5.80%         5.50%

Rate of compensation increase                            4.00%          4.00%                     4.00%         4.00%

=======================================================================================================================



    Weighted-average assumptions used to determine net periodic benefit cost for years ended December 31:




                                                            PENSION BENEFITS                         OTHER BENEFITS

                                                          -------------------                      ------------------

(in millions)                                             2006           2005                      2006           2005

-----------------------------------------------------------------------------------------------------------------------


Discount rate                                            5.75%          6.15%                     5.50%          5.80%

Expected long-term return on plan assets                 8.75%          8.75%                         -              -

Rate of compensation increase                            4.00%          4.00%                     4.00%          4.00%

=======================================================================================================================



    The expected long-term return on plan assets was established based on the median long-term returns for large company stocks, small company stocks,

    and long-term corporate bonds. The weighting between these asset classes was based on the assets in our plan. The long-term returns are updated and evaluated annually.


    Assumed health care trend rates at December 31:




                                                                                                 2006             2005

-----------------------------------------------------------------------------------------------------------------------


Health care trend rate assumed for next year                                                    12.50%           12.50%

Rate to which the cost trend rate is assumed to decline                                          5.00%            5.00%

Year that the rate reaches the ultimate trend rate                                               2015             2015

=======================================================================================================================


ONEAMERICA FINANCIAL PARTNERS, INC.

9.  BENEFIT PLANS, CONTINUED


    PLAN ASSETS


    The pension plan weighted-average asset allocations, by asset category, are

    75 and 77 percent equity securities and 25 and 23 percent debt securities at December 31, 2006 and 2005, respectively.


    The pension plan maintains an investment policy statement, which outlines objectives and guidelines for supervising investment strategy and evaluating the investment performance of plan assets. The Plan seeks to attain diversification by investing in a blend of asset classes and styles.

    The target asset allocation is to maintain 75 percent of plan assets in equities and 25 percent in debt securities. To maintain a longer-term focus, the performance objectives of the plan are monitored quarterly using a rolling 5-year time period net of fees. For evaluation purposes, the total return of each investment option is compared to an appropriate index based on the investment style of each investment option. Investment restrictions are established by asset category and are designed to control the level of overall risk and liquidity of the investment program. The investment policy maintains a longer-term focus and is intended to match the benefit obligations.


    CONTRIBUTIONS


    The Company expects to contribute $3.1 million to its pension plan and $4.8 million to its other postretirement benefit plans in 2007.


    ESTIMATED FUTURE BENEFIT PAYMENTS


    The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:




(in millions)                                                         PENSION BENEFITS                 OTHER BENEFITS

----------------------------------------------------------------------------------------------------------------------


2007                                                                       $ 2.1                           $ 2.3

2008                                                                         2.4                             2.3

2009                                                                         2.8                             2.4

2010                                                                         3.3                             2.6

2011                                                                         3.7                             2.7

Years 2012-2016                                                             28.9                            17.6

======================================================================================================================



    DEFINED CONTRIBUTION PLANS AND DEFERRED COMPENSATION


    The Company sponsors a defined contribution savings plan for employees.

    Beginning January 1, 2005 the Company began providing a match of 50% of employee contributions up to 7.0% of eligible earnings. Additional employee voluntary contributions may be made to the plan subject to contribution guidelines. Company contributions to the plan during 2006 and

    2005 were $2.5 million and $2.6 million, respectively.


    The Company has two defined contribution pension plans covering substantially all career agents, except for general agents. Contributions of 4.5 percent of defined commissions (plus 4.5 percent for commissions over the Social Security wage base) are made to the pension plan and an additional contribution of up to 4.0% (subject to matching on agents'

    contributions) of defined commissions are made to the 401(k) plan. Company contributions expensed for these plans for 2006 and 2005 were $1.2 million and $1.1 million, respectively.

ONEAMERICA FINANCIAL PARTNERS, INC.

9.  BENEFIT PLANS, CONTINUED


    The Company has entered into deferred compensation agreements with directors, certain employees, agents and general agents. These deferred amounts are payable according to the terms and conditions of the agreements. Annual costs of the agreements were $5.2 million and $3.9 million for 2006 and 2005, respectively.


10. FEDERAL INCOME TAXES


    A reconciliation of the income tax attributable to continuing operations computed at U.S. federal statutory tax rates to the income tax expense included in the statement of operations follows:




Years ended December 31                                                       2006          (in millions)         2005

-----------------------------------------------------------------------------------------------------------------------


Income tax computed at statutory tax rate                                    $32.7                               $30.5

   Tax-exempt income                                                          (0.1)                               (0.2)

   Dividends received deduction                                               (7.1)                               (4.7)

   Nondeductible goodwill expense                                                -                                (0.4)

   Disposition of Financial Institutions operations                            1.6                                   -

   Credits available to offset tax                                            (1.8)                                  -

   Other                                                                       0.3                                (0.1)

-----------------------------------------------------------------------------------------------------------------------

   Income tax expense                                                        $25.6                               $25.1

=======================================================================================================================



    The components of the provision for income taxes on earnings included current tax expense of $14.8 million and $15.5 million for the years ended

    December 31, 2006 and 2005, respectively, and deferred tax expense of $10.8 million and $9.6 million for the years ended December 31, 2006 and 2005,

    respectively.


    The components of the net deferred income tax liabilities are as follows:




Deferred income tax assets (liabilities) as of December 31:                   2006          (in millions)         2005

-----------------------------------------------------------------------------------------------------------------------


Deferred policy acquisition costs                                          $(207.7)                            $(211.9)

Investments                                                                   (4.2)                               (4.7)

Insurance liabilities                                                        112.7                               129.2

Deferred gain on indemnity reinsurance (1)                                    28.2                                22.8

Minimum pension liability                                                        -                                 0.2

Unrealized appreciation of securities                                        (11.4)                              (37.8)

Other                                                                          9.2                                 5.7

-----------------------------------------------------------------------------------------------------------------------

   Net deferred income tax liabilities                                     $ (73.2)                            $ (96.5)

=======================================================================================================================



    (1) Includes a cumulative effect under SAB 108 adjustment of $7.1 million in

        2006 related to a 2002 transaction. Refer to Note 2-Significant

        Accounting Policies for additional detail.


    Net deferred tax liabilities are included in "other liabilities and accrued expenses" on the consolidated balance sheet. Federal income taxes paid were

    $23.1 million and $10.2 million in 2006 and 2005, respectively. Current tax recoverables (payables) were $5.9 million and ($2.5) million at December 31,

    2006 and 2005, respectively.

ONEAMERICA FINANCIAL PARTNERS, INC.

10. FEDERAL INCOME TAXES, CONTINUED


    As of December 31, 2006 the Company has $8.5 million of net operating losses and $1.4 million of alternative minimum tax credits available to offset future taxable income and regular tax. The losses are nonlife losses and therefore, are limited in their ability to offset life insurance company taxable income. If unused, such losses are projected to expire between 2019 and 2026. The alternative minimum tax credits will not expire.


    The Internal Revenue Service has apprised the Company of its intent to review the 2004 consolidated federal income tax return. Management believes the ultimate resolution of this examination will not result in a material adverse effect to the Company's financial position.


11. REINSURANCE


    The Company is a party to various reinsurance contracts under which it receives premiums as a reinsurer and reimburses the ceding companies for portions of the claims incurred. For individual life policies, the Company cedes the portion of the total risk in excess of $0.5 million. For other policies, the Company has established various limits of coverage it will retain on any one policyholder and cedes the remainder of such coverage.


    Certain statistical data with respect to reinsurance follows:




Years ended December 31                                                   2006            (in millions)           2005

-----------------------------------------------------------------------------------------------------------------------


Direct premiums                                                        $ 528.7                                  $ 567.9

Reinsurance assumed                                                      508.4                                    480.3

Reinsurance ceded                                                       (630.7)                                  (602.6)

-----------------------------------------------------------------------------------------------------------------------

   Net premiums                                                          406.4                                    445.6

-----------------------------------------------------------------------------------------------------------------------

   Reinsurance recoveries                                              $ 439.9                                  $ 386.1

=======================================================================================================================



    The Company reviews all reinsurance agreements for transfer of risk and evaluates the proper accounting methods based upon the terms of the contract. If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, the Company would remain liable. Seven reinsurers account for approximately 87 percent of the Company's December 31, 2006, ceded reserves for life and accident and health insurance. These reinsurers maintain A.M. Best ratings between A++

    and B++. The remainder of such ceded reserves is spread among numerous reinsurers. Refer to Note 3 - Acquisitions and Other Significant

    Transactions for details on the reinsurance transaction in 2002 with ERC and the Golden Rule transaction in 2005.


    The Company reported an after-tax net loss of approximately $15 million in

    2001 related to the September 11, 2001 terrorist attack. The net loss included anticipated reinsurance recoveries from the Company's reinsurers.

    The Company continues to pay claims and recover amounts from the various reinsurance companies. The anticipated reinsurance recoveries are approximately $107 million at December 31, 2006 compared to $130 million at

    December 31, 2005. These claims are workers' compensation related,

    including survivor benefits, and will be paid out over many years. The

    Company's reinsurance program consists of financially strong reinsurance companies. The Company has recorded no significant additional net loss in

    2006 or 2005 related to the September 11th tragedy.

ONEAMERICA FINANCIAL PARTNERS, INC.

12. SURPLUS NOTES, NOTES PAYABLE AND LINES OF CREDIT


    In September 2006, the Company enhanced its financial flexibility through its membership in the Federal Home Loan Bank (FHLB) system for both AUL and

    State Life. FHLB membership provides ready access to funds and borrowing capacity.


    On October 6, 2003, the Company issued Senior Notes with a face value of

    $200 million, due October 15, 2033. Interest is payable semi-annually on

    April 15th and October 15th at a 7 percent annual rate. The notes are an unsecured senior obligation and will rank equally with any of the Company's senior unsecured indebtedness. The notes will effectively rank junior to any future secured indebtedness as to the assets securing such indebtedness and to all indebtedness and other obligations, including insurance and annuity liabilities, of the subsidiaries. The indenture for the Senior Notes imposes restrictions on stock transactions and indebtedness of subsidiaries, and includes conditions regarding mergers or consolidations. Interest payments made were $14.0 million in both 2006 and 2005.


    On February 16, 1996, AUL issued $75 million of surplus notes, due March 30,

    2026. Interest is payable semi-annually on March 30 and September 30 at a

    7.75 percent annual rate. Any payment of principal or interest on the notes may be made only with the prior approval of the Commissioner of the Indiana

    Department of Insurance. The surplus notes may not be redeemed at the option of AUL or any holders of the surplus notes. Interest paid during 2006 and

    2005 was $5.8 million in each year.


    Surplus Notes and Senior Notes:




                                                                            2006           (in millions)          2005

-----------------------------------------------------------------------------------------------------------------------


Senior notes, 7%, due 2033                                                 $200.0                                $200.0

Surplus notes, 7.75%, due 2026                                               75.0                                  75.0

-----------------------------------------------------------------------------------------------------------------------

Total notes payable                                                        $275.0                                $275.0

=======================================================================================================================



13. COMMITMENTS AND CONTINGENCIES


    Various lawsuits have arisen in the ordinary course of the Company's business. In each of the matters and collectively, the Company believes the ultimate resolution of such litigation will not result in any material adverse impact to the financial condition, operations or cash flows of the

    Company.


14. STATUTORY INFORMATION


    AUL, State Life and PML prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the department of insurance for their respective state of domicile. Prescribed statutory accounting practices (SAP) currently include state laws,

    regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state, as well as practices described in National Association of Insurance Commissioners' (NAIC) publications.

ONEAMERICA FINANCIAL PARTNERS, INC.

14. STATUTORY INFORMATION, CONTINUED


    A reconciliation of SAP surplus to GAAP equity at December 31 follows:




At December 31                                                                 2006       (in millions)           2005

-----------------------------------------------------------------------------------------------------------------------


SAP surplus                                                                 $  816.7                         $   785.2

Asset valuation reserve                                                         57.9                              57.1

Deferred policy acquisition costs                                              606.7                             620.5

Value of business acquired                                                     109.8                             118.5

Adjustments to policy reserves                                                (160.3)                           (174.6)

Interest maintenance reserves                                                   27.9                              38.5

Unrealized gain on invested assets, net                                         20.9                              68.2

Surplus notes                                                                  (75.0)                            (75.0)

Deferred gain on indemnity reinsurance                                         (80.7)                            (85.5)

Deferred income taxes                                                          (87.7)                            (85.9)

Other, net                                                                     (13.5)                            (72.2)

-----------------------------------------------------------------------------------------------------------------------

GAAP equity                                                                 $1,222.7                          $1,194.8

=======================================================================================================================



    A reconciliation of SAP net income to GAAP net income for the years ended

    December 31 follows:




Years ended December 31                                                         2006        (in millions)         2005

-----------------------------------------------------------------------------------------------------------------------


SAP net income (loss)                                                         $ 91.8                            $(10.6)

Deferred policy acquisition costs                                                0.7                              20.4

Value of business acquired (1)                                                  (8.2)                             67.1

Adjustments to policy reserves                                                  16.3                               6.7

Deferred income taxes                                                          (10.8)                             (9.6)

Disposition of Financial Institutions operations                               (10.8)                             (1.0)

Other, net                                                                     (11.3)                            (10.9)

-----------------------------------------------------------------------------------------------------------------------

GAAP net income (2)                                                           $ 67.7                            $ 62.1

=======================================================================================================================



    (1) 2005 contains a ceding commission of $68.4 million on acquisition of business, less amortization, which resulted in the statutory net loss in 2005.


    (2) The insurance subsidiaries of CNL are reflected in 2005 numbers and for four months in 2006. Refer to Footnote-3 regarding the disposition of the Financial Institutions operations.


    Life insurance companies are required to maintain certain amounts of assets on deposit with state regulatory authorities. Such assets had an aggregate carrying value of $28.7 million and $34.6 million at December 31, 2006 and

    2005, respectively.


    State statutes and the mutual insurance holding company law limit dividends from AUL, State Life and PML to OneAmerica. AUL paid $40 million and $35 million in dividends to OneAmerica in 2006 and 2005, respectively. State statutes allow the greater of 10 percent of statutory surplus or 100 percent of net income as of the most recently preceding year-end to be paid as dividends without prior approval from state insurance departments. Under state statutes, dividends would be limited to approximately $93 million in

    2007.

ONEAMERICA FINANCIAL PARTNERS, INC.

15. FAIR VALUE OF FINANCIAL INSTRUMENTS


    The fair values for financial instruments are based on various assumptions and estimates as of a specific point in time. They do not represent liquidation values and may vary significantly from amounts that will be realized in actual transactions. Therefore, the fair values presented in the table should not be construed as the underlying value of the Company.


    The disclosure of fair value information about certain financial instruments is based primarily on quoted market prices. The fair values of short-term investments and contract loans approximate the carrying amounts reported in the balance sheets. Fair values for fixed maturity and equity securities, and surplus notes payable are based on quoted market prices where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments.


    The fair value of the aggregate mortgage loan portfolio was estimated by discounting the future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings for similar maturities.


    The estimated fair values of the liabilities for interest-bearing policyholder funds approximate the statement values because interest rates credited to account balances approximate current rates paid on similar funds and are not generally guaranteed beyond one year. Fair values for other insurance reserves are not required to be disclosed. However, the estimated fair values for all insurance liabilities are taken into consideration in the Company's overall management of interest rate risk,

    which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. The fair values of certain financial instruments, along with the corresponding carrying values at December 31, 2006 and 2005, follow:




                                                                   2006                                  2005

                                                         CARRYING                              Carrying

(in millions)                                             AMOUNT     FAIR VALUE                 amount      Fair value

----------------------------------------------------------------------------------------------------------------------


Fixed maturity securities - available-for-sale           $6,801.5      $6,801.5                $6,960.4      $6,960.4

Equity securities                                            49.3          49.3                    42.1          42.1

Mortgage loans                                            1,351.3       1,372.4                 1,338.0       1,393.4

Policy loans                                                179.0         179.0                   176.7         176.7

Surplus notes and notes payable                             275.0         293.5                   275.0         309.4

Short-term & other invested assets                           22.1          22.1                    22.8          22.8

======================================================================================================================


--------------------------------------------------------------------------------


No dealer, salesman or any other person is authorized by the AUL American

Individual Variable Annuity Unit Trust to give any information or to make any representation other than as contained in this Statement of Additional

Information in connection with the offering described herein.


There has been filed with the Securities and Exchange Commission, Washington,

D.C., a Registration Statement under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, with respect to the offering herein described. For further information with respect to the AUL American

Individual Variable Annuity Unit Trust, AUL and its variable annuities,

reference is made thereto and the exhibits filed therewith or incorporated therein, which include all contracts or documents referred to herein.


The products described herein are not insured by the Federal Deposit Insurance

Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.

                                        66


                            PART C: Other Information


Item 26.Exhibits


(a)     Board of Directors Resolutions.


        1.     Resolution of the Board of Directors of the Depositor  dated July

               10, 1997  concerning AUL American  Individual  Variable Life Unit

               Trust(1)


(b)     Custodian Agreements.


          Not Applicable.


(c)     Underwriting Contracts.


        1.     Distribution  Agreement  between  American  United Life Insurance

               Company and OneAmerica Securities, Inc.(5)


        2.     Schedule of Sales Commissions.(2)


        3.     Form of Selling Agreement (10)


(d)     Contracts.


        1.     Form of  Flexible  Premium  Adjustable  Variable  Life  Insurance

               Policy(1)


        2.     Form of Last Survivor Rider(1)


        3.     Form of Waiver of Monthly Deduction Disability(1)


        4.     Form of Guaranteed Insurability Option(1)


        5.     Form of Children's Insurance Benefit Rider(1)


        6.     Form of Other/Same Insured Level Term Insurance Rider(1)


        7.     Form of Waiver of Premium Disability Benefit Rider(1)


        8.     Form of Automatic Increase Rider(1)


        9.     Form of Guaranteed Death Benefit Rider(1)


        10.    Form of Accelerated Benefit Rider(1)


        11.    Form of Joint First-to-Die Level Term Insurance Rider(1)


        12.    Form of Long Term Care Accelerated Death Benefit Rider(9)

(e)     Applications.


        1.     Form of Application for Flexible Premium Adjustable Variable Life

               Insurance Policy(4)


(f)     Depositor's Certificate of Incorporation and By-Laws.


        1.     Certification of Articles of Merger between American Central Life

               Insurance Company and United Mutual Life Insurance Company(3)


        2.     Articles  of  Merger  between  American  Central  Life  Insurance

               Company and United Mutual Life Insurance Company(3)


        3.     Second Amended and Restated Articles  of  Incorporation  of

               American United Life Insurance Company(R)(7)


        4.     Second  Amended  and  Restated  Bylaws of  American  United  Life

               Insurance Company(R)(7)


(g)     Reinsurance Contracts.


               Not Applicable.


(h)     Participation Agreements.


        1.     Form of  Participation  Agreement  between  American  United Life

               Insurance Company(R) and Alger American Fund (3)


        2.     Form of  Participation  Agreement  between  American  United Life

               Insurance  Company(R) and American Century  Variable  Portfolios,

               Inc. (3)


        3.     Form of  Participation  Agreement  between  American  United Life

               Insurance  Company(R) and Fidelity  Variable  Insurance  Products

               Fund (3)


        4.     Form of  Participation  Agreement  between  American  United Life

               Insurance  Company(R) and Fidelity  Variable  Insurance  Products

               Fund II (3)


        5.     Form of  Participation  Agreement  between  American  United Life

               Insurance Company(R) and T. Rowe Price Equity Series, Inc. (3)


        6.     Form of  Participation  Agreement  between  American  United Life

               Insurance  Company(R) and INVESCO Variable Investment Funds, Inc.

               (4)


        7.     Form of  Participation  Agreement  between  American  United Life

               Insurance Company(R) and Janus Aspen Series (5)


        8.     Form of  Participation  Agreement  between  American  United Life

               Insurance Company(R) and PBHG Insurance Series Fund (5)


        9.     Form of  Participation  Agreement  between  American  United Life

               Insurance Company(R) and SAFECO Resource Series Trust (5)

       10.     Form of  Participation  Agreement  between  American  United Life

               Insurance  Company(R)  and T. Rowe  Price  Fixed  Income  Series,

               Inc.(5)


       11.     Form of Amendment to the Participation Agreement between American

               United  Life  Insurance  Company(R)  and  PBHG  Insurance  Series

               Fund (6)


       12.     Form of  Participation  Agreement  between  American  United Life

               Insurance  Company(R) and Neuberger  Berman  Advisers  Management

               Trust (6)


       13.     Form of  Participation  Agreement  between  American  United Life

               Insurance  Company(R) and AIM Variable Insurance Funds (7)


       14.     Form of  Participation  Agreement  between  American  United Life

               Insurance  Company(R)  and  Dreyfus  Investment   Portfolios  and

               Dreyfus Variable Investment Fund (7)



       15      Form of Participation Agreement between AIM Variable

               Insurance Funds and American United Life Insurance

               Company(R)(8)


       16      Form of Participation Agreement between Pioneer Funds

               Distributor, Inc. and American United Life Insurance

               Company(R)(8)


       17      Form of  Amendment to Schedule A of Participation  Agreement

               between  American  United Life Insurance Company(R) and T. Rowe

               Price Equity Series, Inc.(8)


       18      Form of  Addendum to the Account Services Agreement between

               American United Life Insurance Company(R) and Thornburg Investment Management, Inc.(8)


       19      Form of  Participation  Agreement  between  American  United

               Life Insurance Company(R) and the Timothy Plan(8)


       20      Form of  Participation  Agreement  between  American  United

               Life Insurance Company(R) and Vanguard Variable Insurance

               Fund(8)



(i)     Administrative Contracts.


               Not Applicable.


(j)     Other Material Contracts.


               Not Applicable.


(k)     Legal Opinion.


        1.     Opinion  and  consent of legal  officer of  American  United Life

               Insurance   Company(R)   as  to  legality   of   Policies   being

               registered(2)


(l)     Actuarial Opinion.


        1.     Opinion of Actuary(2)


(m)     Calculation.


               Not Applicable.


(n)     Other Opinions.


        1.     Consent of Dechert Price & Rhoads(2)



        2.     Consent of Independent Auditors(10)



        3.     Powers of Attorney(10)


        4.     Rule 483 Ceritifed Resolution (10)


(o)     Omitted Financial Statements.


               Not Applicable.


(p)     Initial Capital Agreements.


               Not Applicable.


(q)     Redeemability Exemption.


        1.     Memorandum   describing   issuance,   transfer   and   redemption

               procedures.(1)


--------------------


(1)       Filed with the Registrant's initial registration statement on Form S-6

          (File No. 333-32531) on July 31, 1997.


(2)       Filed  with  the  Registrant's  Pre-Effective  Amendment  No. 1 to the

          Registration Statement on Form S-6 (File No. 333-32531) on October 30,

          1997.


(3)       Filed  with the  Registrant's  Post-Effective  Amendment  No. 1 to the

          Registration  Statement on Form S-6 (File No.  333-32531) on April 30,

          1998.


(4)       Filed  with the  Registrant's  Post-effective  Amendment  No. 6 to the

          Registration  Statement  on Form S-6 (File  333-32531)  on August  28,

          2001.


(5)       Filed  with the  Registrant's  Post-effective  Amendment  No. 8 to the

          Registration  Statement on Form N-6 (File  333-32531)  on February 28,

          2003



(6)       Filed  with the  Registrant's  Post-effective  Amendment  No. 9 to the

          Registration Statement on Form N-6 (File 333-32531) on April 30, 2003


(7)       Filed  with the Registrant's  Post-effective  Amendment  No. 10 to the

          Registration Statement on Form N-6 (File 333-32531) on April 28, 2004


(8)       Filed  with the Registrant's  Post-effective  Amendment  No. 11 to the

          Registration Statement on Form N-6 (File 333-32531) on April 29, 2005


(9)       Filed  with the Registrant's  Post-effective  Amendment  No. 12 to the

          Registration Statement on Form N-6 (File 333-32531) on June 24, 2005


(10)      File  with the  Registrant's  Post-effective  Amendment  No. 13 to the

          Registration Statement on Form N-6 (File 333-32531) on April 28, 2006.


(11)      File  with the  Registrant's  Post-effective  Amendment  No. 14 to the

          Registration Statement on Form N-6 (File 333-32531) on April ??, 2007.


* To be filed by amendment.


Item 27. Directors and Officers of the Depositor




Name and Address                   Positions and Offices with AUL

----------------                   ------------------------------


J. Scott Davison*                  Chief Financial Officer, AUL (6/04 - present); Senior Vice President, Strategic

                                   Planning and Corporate Development (7/02 -6/04);

                                   Director, AUL (7/02 - present) Vice President, Corporate Planning (1/00 - 7/02)


Constance E. Lund*                 Senior Vice President, Corporate Finance (1/00 - present);

                                   Director, AUL, (12/00 - present); Vice President, Reporting and Research (1/99 - 1/00); Assistant Vice President,

                                   Reporting & Research (5/95 - 1/99)


Dayton H. Molendorp*               President and Chief Executive Officer, AUL (9/04 - present);

                                   Executive Vice President, AUL (2/03 - 9/04); Senior Vice President,

                                   Individual Division (9/99 - 2/03); Director, AUL, (12/00 - present);

                                   Vice President, Individual Division (11/98 - 9/99);

                                   Vice President, Marketing, Individual Division (6/92 - 9/98)


Mark C. Roller*                    Senior Vice President, Human Resources & Corporate Support,

                                   (12/01 - present); Director, AUL (12/01 - present); Vice President

                                   Human Resources, (11/99 - 12/01); Vice President, Corporate

                                   Planning, (9/95 - 11/99)


G. David Sapp*                     Senior Vice President, Investments (1/92 - present);

                                   Director, AUL (12/00 - present)


Thomas M. Zurek*                   General Counsel & Secretary (8/02 - present);

                                   Director, AUL (8/02 - present)


----------------------------------------------


*One American Square, Indianapolis, Indiana 46282




Item 28. Persons Controlled by or Under Common Control with the Depositor or the

Registrant.



AMERICAN  UNITED LIFE INSURANCE  COMPANY  ("AUL") is a stock  insurance  company existing under the laws of the State of Indiana. It was originally  incorporated as a  fraternal  society  on  November  7, 1877,  under the laws of the  federal government,  and  reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000,  AUL converted from a mutual life insurance company to a stock life insurance company  ultimately  controlled by a mutual holding company, American United Mutual Insurance Holding Company.


AMERICAN UNITED MUTUAL INSURANCE HOLDING COMPANY  ("AUMIHC") is a mutual holding company  created on December 17,  2000,  under the laws of the state of Indiana.

The rights of policyowners of American United Life Insurance Company,  including the right to elect directors to the Board of Directors, reside with this entity,

which must hold at least 51% of the voting stock of the stock  holding  company,

OneAmerica Financial Partners, Inc.


AUL AMERICAN UNIT TRUST (File No. 811-5929),  AUL AMERICAN INDIVIDUAL UNIT TRUST

(File No.  811-8536),  and AUL AMERICAN  INDIVIDUAL  VARIABLE ANNUITY UNIT TRUST

(File No. 811-9193) are separate  accounts of AUL,  organized for the purpose of the sale of group and individual variable annuity contracts, respectively.


AUL REINSURANCE  MANAGEMENT SERVICES, LLC ("RMS") is a limited liability company organized  under the laws of Indiana on November 3, 1999.  RMS is a  reinsurance

manager.   Since  divestiture  of  AUL's  reinsurance  division,  all  remaining reinsurance  and AUL Long  Term  Care  Solutions,  Inc.  was  transferred  to GE

Employers Reinsurance  Corporation on July 1, 2002. Until November 16, 2005, RMS

wholly owns these subsidiaries: AUL Reinsurance Management Services Canada, Ltd.

and AUL Reinsurance Management Services (Bermuda) Ltd. On November 16, 2005, AUL

Reinsurance  Management  Services (Bermuda) Ltd. was dissolved.  AUL still has a

100% equity interest in AUL Reinsurance Management Services Canada, Ltd.

FIRST  FINANCIAL  REINSURANCE  COMPANY,  LTD ("First  Financial")is  a Turks and

Caicos,  British West Indies  domestic  insurance  company whose business is the reinsurance of credit life and disability risks issued through a bank subsidiary of its parent,  First  Financial  Corporation.  On June 30,  1999,  AUL invested

$400,000 and received 1,300 shares of preferred stock in First Financial,  until then a wholly-owned subsidiary of First Financial Corporation. On June 26, 2006,

in  connection  with the sale of CNL Financial  Corporation  ("CNL") to Securian

Financial Group, Inc., a Minnesota corporation ("Securian"),  AUL sold all 1,300 shares of preferred stock to Minnesota Life Insurance Company, a Minnesota stock life insurance company and subsidary of Securian ("Minnesota Life"). As a result of this transaction, AUL owns no equity interest in First Financial.


FOUNTAIN SQUARE LIFE REINSURANCE COMPANY ("Fountain Square") was incorporated on

December 31, 2002 and is a company  domiciled  in the Turks and Caicos,  British

West Indies  whose  business is the  reinsurance  of credit life and  disability risks issued  through its parent,  Fifth-Third  Banc Corp. The new entity is the successor of its predecessor, Fountain Square Insurance Company, by operation of law and possesses all of the rights and powers of its predecessor and is subject to all the restrictions,  debts,  liabilities,  etc., of the former entity.  AUL received  260 shares of  preferred  stock of Fountain  Square,  in exchange  for

26,000 shares of preferred stock of Fountain Square Insurance Company. AUL owned the same percentage of the  outstanding  stock of Fountain Square as it owned in

Fountain Square Insurance  Company.  The Fountain Square Insurance Company stock was  valued at  $96.16  per share  and the  Fountain  Square  stock is valued at

$9,616.00  per share.  On December 23,  2003,  AUL  invested  $2,501,031.75  and received 260 shares of preferred  stock in Fountain  Square.  As a result of the transaction, AUL has acquired a 20.6% equity interest in that company.


OLD KENT FINANCIAL LIFE  INSURANCE  COMPANY ("Old Kent") is an Arizona  domestic insurance  company  whose  business  is  the  reinsurance  of  credit  life  and disability risks issued through its parent, Fifth-Third Banc Corp. On August 16,

2001 AUL invested  $2,500,000 and received  26,000 shares of preferred  stock in

Old Kent,  until then a wholly-owned  subsidiary of Fifth-Third  Banc Corp. As a result of the  transaction,  AUL has  acquired a 20.6%  equity  interest in that company.


ONEAMERICA FINANCIAL PARTNERS,  INC. ("OAFP") is the stock holding company which owns all of the shares of American  United Life Insurance  Company,  formerly an

Indiana  mutual  insurance  company,  which is now an  Indiana  stock  insurance company.


ONEAMERICA FUNDS,  INC. (the "Fund") (File No. 811-5850) was incorporated  under the laws of Maryland on July 26, 1989, and is an open-end management  investment company under the  Investment  Company Act of 1940. It was  established  for the primary purpose of providing a funding vehicle for group and individual variable annuity contracts known as American Series  Contracts.  On May 1, 2002, the name of this  corporation was changed.  The prior name was AUL American Series Funds,

Inc.  As of  December  31,  2006,  there  are  620  million  authorized  shares;

currently,  612 million  shares have been  allocated  and issued.  AUL owns 0.00 percent  of the Value  portfolio,  0.00  percent  of the  Investment  Grade Bond portfolio,  0.00 percent of the Asset Director  portfolio,  97.76 percent of the

Socially  Responsive  portfolio  and 0.00 percent of the Money Market  portfolio shares as of December 31,  2006.  As a result of the  transaction,  the separate accounts of AUL have acquired a 99.99% equity interest in the fund.


ONEAMERICA  SECURITIES,  INC.  (broker-dealer  No.  801-56819) is a wholly owned subsidiary  of AUL  and  was  incorporated  on  June  4,  1969,  and  acts  as a broker-dealer  of  securities  products.  On January  1, 2002,  the name of this corporation  was  changed.  The prior  name was AUL  Equity  Sales  Corp.  As of

December 31, 2006, the total number of shares,  all without par value,  that the corporation is authorized to issue is 1,000 shares. As of December 31, 2006, 400 shares are issued and outstanding,  all of which were purchased and are owned by

AUL. As a result of the transaction,  AUL has acquired a 100% equity interest in that company.


PIONEER MUTUAL LIFE INSURANCE  COMPANY A STOCK SUBSIDIARY OF AUMIHC  ("Pioneer")

is a North Dakota domestic  insurance  company whose  principal  business is the sale of life  insurance  policies and annuity  contracts.  During  calendar year

2001,  Pioneer,  pursuant  to the  authority  of the North  Dakota  and  Indiana

Insurance Commissioners,  and with the approval of its members, reorganized from a mutual insurance company to become part of AUMIHC.  Effective January 1, 2002,

Pioneer is wholly owned by OneAmerica,  which is wholly owned by AUMIHC, and its former members are now voting members of AUMIHC. As a result of the transaction,

AUL has acquired a 0% equity interest in that company.


R. E. MOULTON, INC. ("RE Moulton") is a Massachusetts corporation operating as a managing  general  agent for employer  stop-loss  insurance  policies  issued to self-funded  employee  benefit  plans.  Effective  October 1,  2003,  OneAmerica purchased 100% of the outstanding stock of R.E.  Moulton,  Inc. for $27,400,000.

As a result of this  transaction,  AUL has acquired a 0% equity interest in that company.


REGISTRANT (AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST File No. 811-8311),

is a  separate  account  of  AUL,  organized  for  the  purpose  of the  sale of individual variable life insurance products.


THE STATE LIFE INSURANCE  COMPANY  ("State  Life") is an Indiana  domestic stock subsidiary of AUMIHC whose principal  business is the sale of life insurance and long-term  care  insurance  products.  State Life became  part of the  insurance holding company system on September 23, 1994.  During calendar year 2004,  State

Life,  pursuant to the authority of the Indiana Insurance  Commissioner and with the  approval of its members,  reorganized  from a mutual  insurance  company to become a stock  insurance  subsidiary  of AUMIHC.  Effective  December 30, 2004,

State Life is wholly owned by OneAmerica,  which is wholly owned by AUMIHC,  and its  former  members  are now  voting  members  of  AUMIHC.  As a result  of the transaction, AUL has acquired a 0% equity interest in that company.




Item 29. Indemnification.


Article  IX,  Section  1  of  the  Second  Amended  and  Restated   Articles  of

Incorporation of American United Life Insurance Company(R) provides as follows:


(a) Coverage.  The Corporation shall indemnify as a matter of right every person made a party to a proceeding because such person (an "Indemnitee") is or was:


     (i)  a member of the Board of Directors of the Corporation,


     (ii) an officer of the Corporation, or


     (iii)while  a  director  or  officer  of the  Corporation,  serving  at the

          Corporation's  request  as  a  director,  officer,  partner,  trustee,

          member,  manager,  employee,  or agent of another  foreign or domestic corporation,  limited liability company,  partnership,  joint venture,

          trust, employee benefit plan, or other enterprise,  whether for profit or not,


Notwithstanding  the foregoing,  it must be determined in the specific case that indemnification  of the Indemnitee is permissible in the  circumstances  because the Indemnitee has met the standard of conduct for indemnification  specified in

Indiana Code 27-1-7.5-8 (or any successor provision).  The Corporation shall pay for or reimburse the reasonable expenses incurred by an Indemnitee in connection with any such proceeding in advance of final  disposition  thereof in accordance with the  procedures  and subject to the  conditions  specified  in Indiana Code

27-1-7.5-10 (or any successor  provision).  The Corporation shall indemnify as a matter  of right an  Indemnitee  who is  wholly  successful,  on the  merits  or otherwise,  in the defense of any such proceeding,  against reasonable  expenses incurred  by the  Indemnitee  in  connection  with the  proceeding  without  the requirement  of a  determination  as set  forth in the  first  sentence  of this paragraph.


(b) Determination. Upon demand by a person for indemnification or advancement of expenses,  as the case may be, the  Corporation  shall  expeditiously  determine whether the person is entitled  thereto in accordance  with this Article and the procedures specified in Indiana Code 27-1-7.5-12 (or any successor provision).


(c) Effective Date. The indemnification  provided under this Article shall apply to any proceeding  arising from acts or omissions  occurring before or after the adoption of this Article.


Item 30. Principal Underwriters.


     a.   Other Activity.  In additional to Registrant,  OneAmerica  Securities,

          Inc. acts as the  principal  underwriter  for policies  offered by AUL through AUL American  Individual Unit Trust (File No. 811-08536),  AUL

          American Unit Trust (File No.  811-05929) and AUL American  Individual

          Variable Annuity Unit Trust (File No. 811-09193).


     b.   Management.   The  directors  and  principal  officers  of  OneAmerica

          Securities, Inc. are as follows:




          Name and Principal                      Positions and Offices

          Business Address*                       with OneAmerica Securities, Inc.

          -------------------                     --------------------------------



          Nicholas A. Filing                      Chairman of the Board and President;

                                                   Director


          Constance E. Lund                       Treasurer & Acting Financial Opertations

                                                   Principal; Director


          James M. Kellett                        Vice President, Individual Marketing

                                                   Services; Director


          John C. Swhear                          Chief Counsel & Secretary


          Drew B. Wieder                          Vice President, Operations


          William F. Yoerger                      Director


          John W. Zeigler                         Vice President, Insurance Agency Registrations


------------------------------


* The Principal  business  address of all of the persons  listed is One American

Square, Indianapolis, Indiana 46282





     c.   Not Applicable.


Item 31. Location of Accounts and Records.


The accounts,  books and other documents required to be maintained by Registrant pursuant to Section  31(a) of the  investment  Company Act of 1940 and the rules under that section will be maintained at One American Square,  Indianapolis,  IN

46282.


Item 32. Management Services.


There are no  management-related  service  contracts  not discussed in Part A or

Part B.


Item 33. Fee Representation.


The Registrant represents that the aggregate fees and charges deducted under the variable life contracts are reasonable in relation to the services rendered, the expenses  expected  to be  incurred,  and the  risks  assumed  by the  Insurance

Company.

                                   SIGNATURES



     Purusant  to the  requirements  of the  Securities  Act and the  Investment

Company Act, the Registrant  certifies that it meets all of the requirements for effectiveness  of this Post Effective  Amendment to the  Registration  Statement

under Rule 485(b) under the Securities Act and has duly caused this Registration

Statement to be signed on its behalf by the undersigned, duly authorized, in the

City of Indianapolis, and the State of Indiana, on the 1st day of May, 2007.



                               AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST

                                            (Registrant)


                               By:  American United Life Insurance Company


                               By:  __________________________________________

                                    Name:  Dayton H. Molendorp*

                                    Title: President & CEO



                               AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                                             (Depositor)


                               By:  __________________________________________

                                    Name:  Dayton H. Molendorp*

                                    Title: President & CEO






* By:
        /s/ Thomas M. Zurek
       __________________________________________

       Thomas M. Zurek as attorney-in-fact


Date: May 1, 2007


     Pursuant to the  requirements  of the Securities  Act, this  Post-Effective

Amendment to the  Registration  Statement has been signed below by the following persons in the capacities and on the dates indicated.





Signature                           Title                     Date

---------                           -----                     ----


_______________________________     Director, Chief            May 1, 2007

J. Scott Davison*                   Financial Officer



_______________________________     Director                   May 1, 2007

Constance E. Lund*



_______________________________     Director                   May 1, 2007

Dayton H. Molendorp*



_______________________________     Director                   May 1, 2007

Mark C. Roller*



_______________________________     Director                   May 1, 2007

G. David Sapp*



_______________________________     Director                   May 1, 2007

Thomas M. Zurek*






/s/ Thomas M. Zurek
___________________________________________

*By: Thomas M. Zurek as Attorney-in-fact


Date: May 1, 2007



                               EXHIBITS FILED WITH

                                    FORM N-6



                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST

                  OF AMERICAN UNITED LIFE INSURANCE COMPANY(R)






Exhibit Number in

Form N-6, Item 26                   Name of Exhibit

-----------------                   ---------------


  (n)(2)                            Consent of Independent Auditors


  (n)(4)                            Rule 483 Certified Resolution